UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

CONSERVATIVE BALANCED PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.1%
COMMON STOCKS — 56.5%
Aerospace — 1.2%
Boeing Co.	127,600	$6,586,712
General Dynamics Corp.	31,100	3,175,310
Honeywell International, Inc.	132,512	4,751,880
Lockheed Martin Corp.	67,200	3,748,416
Northrop Grumman Corp.	57,162	3,048,450
Raytheon Co.	67,100	2,548,458
Rockwell Collins, Inc.(b)	29,100	1,080,774
United Technologies Corp.	78,500	7,330,330

		32,270,330

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	20,600	67,774
Southwest Airlines Co.(b)	117,300	1,597,626

		1,665,400

Apparel — 0.2%
Cintas Corp.(b)	24,000	1,008,960
Coach, Inc.(a)	28,100	1,192,002
Jones Apparel Group, Inc.	19,100	683,780
Nike, Inc. (Class “B” Stock)	40,100	3,159,880
Reebok International Ltd.(b)	10,200	374,544

		6,419,166

Autos - Cars & Trucks — 0.5%
Cummins Engine, Inc.(b)	7,200	532,008
Dana Corp.	25,000	442,250
Delphi Automotive Systems Corp.	86,252	801,281
Ford Motor Co.(b)	279,695	3,929,715
General Motors Corp.(b)	85,191	3,618,913
Genuine Parts Co.	26,100	1,001,718
Navistar International Corp.(a)(b)	9,700	360,743
PACCAR, Inc.(b)	28,275	1,954,368
Visteon Corp.(b)	24,811	198,240

		12,839,236

Banks and Savings & Loans — 4.3%
AmSouth Bancorporation(b)	51,700	1,261,480
Bank of New York Co., Inc. (The)	115,500	3,369,135
BankAmerica Corp.	622,566	26,975,785
BB&T Corp.(b)	84,900	3,369,681
Comerica, Inc.	26,100	1,549,035
First Horizon National Corp.(b)	17,000	737,120
Golden West Financial Corp.	24,000	2,662,800
Huntington Bancshares, Inc.(b)	37,836	942,495
J.P. Morgan & Chase Co.	537,101	21,339,023
KeyCorp Ltd.	63,300	2,000,280
M&T Bank Corp.	17,500	$1,674,750
Mellon Financial Corp.(b)	65,900	1,824,771
National City Corp.	98,900	3,819,518
North Fork Bancorporation, Inc.(b)	25,800	1,146,810
Northern Trust Corp.	32,600	1,330,080
PNC Financial Services Group, Inc. (The)	42,700	2,310,070
Providian Financial Corp.(a)(b)	43,100	669,774
Regions Financial Corp.	74,035	2,447,597
SouthTrust Corp.	52,000	2,166,320
Sovereign Bancorp, Inc.	47,800	1,042,996
SunTrust Banks, Inc.(b)	44,100	3,105,081
U.S. Bancorp	289,285	8,360,336
Wachovia Corp.(b)	199,900	9,385,305
Wells Fargo & Co.	255,600	15,241,428
Zions Bancorp	12,000	732,480

		119,464,150

Business Services — 0.1%
Fiserv, Inc.(a)(b)	27,500	958,650
Omnicom Group, Inc.(b)	29,100	2,126,046
Robert-Half International, Inc.(b)	26,600	685,482

		3,770,178

Chemicals — 0.7%
Air Products & Chemicals, Inc.	34,700	1,886,986
Dow Chemical Co.(b)	139,031	6,281,420
Du Pont E.I. de Nemours & Co.	152,320	6,519,296
Eastman Chemical Co.	11,400	542,070
Engelhard Corp.	18,100	513,135
Great Lakes Chemical Corp.	9,700	248,320
Hercules, Inc.(a)(b)	17,500	249,375
Praxair, Inc.	48,100	2,055,794
Rohm & Haas Co.	33,511	1,439,968
Sigma-Aldrich Corp.(b)	12,100	701,800

		20,438,164

Commercial Services
Convergys Corp.(a)	22,000	295,460
Deluxe Corp.	10,100	414,302

		709,762

Computers — 0.7%
Apple Computer, Inc.(a)	51,600	1,999,500
Dell, Inc.(a)	382,800	13,627,680
Gateway, Inc.(a)(b)	48,800	241,560
NCR Corp.(a)(b)	14,700	728,973
Sun Microsystems, Inc.(a)	493,000	1,991,720

		18,589,433

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computer Services — 4.2%
Adobe Systems, Inc.(b)	37,200	$1,840,284
Affiliated Computer Services, Inc.(a)(b)	19,900	1,107,833
Autodesk, Inc.(b)	18,300	889,929
Automatic Data Processing, Inc.	93,000	3,842,760
BMC Software, Inc.(a)(b)	37,900	599,199
Cisco Systems, Inc.(a)	1,031,700	18,673,770
Citrix Systems, Inc.(a)	24,200	423,984
Computer Associates International, Inc.(b)	87,900	2,311,770
Computer Sciences Corp.(a)(b)	28,800	1,356,480
Compuware Corp.(a)	59,000	303,850
Comverse Technology, Inc.(a)(b)	26,600	500,878
Electronic Arts, Inc.(a)(b)	42,200	1,940,778
Electronic Data Systems Corp.(b)	71,600	1,388,324
EMC Corp.(a)(b)	369,750	4,266,915
First Data Corp.(b)	135,110	5,877,285
Intuit, Inc.(a)(b)	30,000	1,362,000
Mercury Interactive Corp.(a)(b)	13,000	453,440
Microsoft Corp.	1,639,300	45,326,645
Network Appliance, Inc.(a)(b)	51,700	1,189,100
Novell, Inc.(a)(b)	55,200	348,312
Oracle Corp.(a)	789,400	8,904,432
Parametric Technology Corp.(a)	49,200	259,776
PeopleSoft, Inc.(a)	52,200	1,036,170
Siebel Systems, Inc.(a)	66,800	503,672
SunGard Data Systems, Inc.(a)	40,000	950,800
Symantec Corp.(a)(b)	46,000	2,524,480
Symbol Technologies, Inc.	39,800	503,072
Unisys Corp.(a)	49,200	507,744
VERITAS Software Corp.(a)(b)	63,048	1,122,254
Yahoo!, Inc.(a)	203,900	6,914,249

		117,230,185

Construction — 0.1%
Centex Corp.	18,400	928,464
Fluor Corp.(b)	11,300	503,076
KB Home	7,200	608,328
Pulte Homes, Inc.(b)	18,200	1,116,934
Vulcan Materials Co.(b)	16,400	835,580

		3,992,382

Containers — 0.1%
Ball Corp.(b)	17,600	658,768
Bemis Co., Inc.(b)	14,400	382,752
Pactiv Corp.(a)	26,200	609,150
Sealed Air Corp.(a)(b)	12,500	579,375

		2,230,045

Cosmetics & Soaps — 1.3%
Alberto-Culver Co. (Class “B” Stock)	10,750	467,410
Avon Products, Inc.(b)	71,200	3,110,016
Colgate-Palmolive Co.	81,000	3,659,580
Gillette Co.	152,800	$6,377,872
International Flavors & Fragrances, Inc.	15,100	576,820
Procter & Gamble Co. (The)	390,800	21,150,096

		35,341,794

Diversified Consumer Products — 0.6%
Altria Group, Inc.	309,600	14,563,584
Eastman Kodak Co.	42,200	1,359,684
Fortune Brands, Inc.	22,600	1,674,434

		17,597,702

Diversified Office Equipment — 0.2%
Avery Dennison Corp. (Class “A” Stock)(b)	15,500	1,019,590
Lexmark International, Inc.(a)	19,433	1,632,566
Pitney Bowes, Inc.	33,400	1,472,940
Xerox Corp.(a)(b)	121,100	1,705,088

		5,830,184

Diversified Operations — 2.0%
Cendant Corp.	151,200	3,265,920
General Electric Co.	1,593,600	53,513,088

		56,779,008

Drugs & Medical Supplies — 6.5%
Abbott Laboratories	238,600	10,107,096
Allergan, Inc.(b)	19,700	1,429,235
AmerisourceBergen Corp.(b)	15,700	843,247
Amgen, Inc.(a)	196,760	11,152,357
Bard (C.R.), Inc.	15,400	872,102
Bausch & Lomb, Inc.(b)	8,900	591,405
Baxter International, Inc.(b)	92,800	2,984,448
Becton Dickinson & Co.(b)	37,600	1,943,920
Biogen Idec, Inc.(a)(b)	49,990	3,057,888
Biomet, Inc.	40,100	1,879,888
Boston Scientific Corp.(a)	124,600	4,950,358
Bristol-Myers Squibb Co.(b)	296,300	7,013,421
Cardinal Health, Inc.(b)	67,050	2,934,779
Caremark Rx, Inc.(a)	66,200	2,123,034
Chiron Corp.(a)(b)	28,500	1,259,700
Eli Lilly & Co.	170,900	10,262,545
Express Scripts, Inc.(a)(b)	11,200	731,808
Fisher Scientific International, Inc.(a)(b)	16,000	933,280
Forest Laboratories, Inc.(a)	56,200	2,527,876
Genzyme Corp.(a)(b)	34,200	1,860,822
Gilead Sciences, Inc.	65,400	2,444,652
Guidant Corp.	46,200	3,051,048
Hospira, Inc.(a)	23,860	730,116
Johnson & Johnson	450,248	25,362,470
King Pharmaceuticals, Inc.(a)	33,666	401,972
Medco Health Solutions, Inc.(a)	42,149	1,302,404
MedImmune, Inc.(a)	37,700	893,490
Medtronic, Inc.(b)	184,000	9,549,600
Merck & Co., Inc.	336,100	11,091,300

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Drugs & Medical Supplies (cont’d.)
Mylan Laboratories, Inc.(b)	31,500	$567,000
Pfizer, Inc.	1,155,645	35,362,737
Quest Diagnostics, Inc.(b)	15,000	1,323,300
Schering-Plough Corp.(b)	217,700	4,149,362
St. Jude Medical, Inc.(a)	26,000	1,957,020
Stryker Corp.(b)	61,400	2,952,112
Watson Pharmaceuticals, Inc.(a)	15,900	468,414
Wyeth	201,000	7,517,400
Zimmer Holdings, Inc.(a)(b)	35,900	2,837,536

		181,421,142

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	29,400	2,157,078

Electronics — 1.9%
Advanced Micro Devices, Inc.(a)(b)	51,400	668,200
Altera Corp.(a)(b)	58,000	1,135,060
Analog Devices, Inc.(b)	56,700	2,198,826
Applied Materials, Inc.(a)(b)	253,300	4,176,917
Applied Micro Circuits Corp.(a)(b)	40,000	125,200
Broadcom Corp. (Class “A” Stock)(a)(b)	46,000	1,255,340
Emerson Electric Co.	63,800	3,948,582
Intel Corp.	986,600	19,791,196
Jabil Circuit, Inc.(a)(b)	29,000	667,000
KLA-Tencor Corp.(a)(b)	29,300	1,215,364
Linear Technology Corp.(b)	52,100	1,888,104
LSI Logic Corp.(a)	57,200	246,532
Maxim Integrated Products, Inc.	55,000	2,325,950
Micron Technology, Inc.(a)(b)	89,800	1,080,294
Molex, Inc.(b)	30,800	918,456
National Semiconductor Corp.(b)	58,000	898,420
Novellus Systems, Inc.(a)	22,000	584,980
NVIDIA Corp.(a)(b)	24,000	348,480
PMC-Sierra, Inc.(a)	25,000	220,250
QLogic Corp.(a)(b)	13,800	408,618
Rockwell Automation, Inc.	29,100	1,126,170
Sanmina-SCI Corp.(a)	71,700	505,485
Solectron Corp.(a)	135,500	670,725
Tektronix, Inc.	14,500	482,125
Teradyne, Inc.(a)(b)	27,300	365,820
Texas Instruments, Inc.	263,400	5,605,152
Xilinx, Inc.	52,300	1,412,100

		54,269,346

Financial Services — 4.7%
Ambac Financial Group, Inc.(b)	15,900	1,271,205
American Express Co.(b)	194,300	9,998,678
Bear, Stearns & Co., Inc.(b)	16,016	1,540,259
Capital One Financial, Inc.(b)	35,700	2,638,230
Charles Schwab Corp. (The)	201,350	1,850,406
Citigroup, Inc.	786,458	34,698,527
Countrywide Financial Corp.(b)	82,400	3,245,736
E*TRADE Financial Corp.(a)	51,000	582,420
Equifax, Inc.	24,500	645,820
Fannie Mae(b)	146,800	9,307,120
Financial Services (cont’d.)
Federated Investors, Inc. (Class “B” Stock)	12,000	$341,280
Fifth Third Bancorp(b)	85,221	4,194,578
Franklin Resources, Inc.(b)	37,000	2,063,120
Freddie Mac	106,400	6,941,536
Goldman Sachs Group, Inc. (The)	73,100	6,815,844
H&R Block, Inc.(b)	27,400	1,354,108
Janus Capital Group, Inc.(b)	38,400	522,624
Lehman Brothers Holdings, Inc.	41,300	3,292,436
Marshall & Ilsley Corp.	34,600	1,394,380
MBNA Corp.	193,625	4,879,350
Merrill Lynch & Co., Inc.	148,200	7,368,504
Moody’s Corp.	22,500	1,648,125
Morgan Stanley	166,180	8,192,674
Paychex, Inc.	58,300	1,757,745
Principal Financial Group, Inc.	51,000	1,834,470
SLM Corp.(b)	70,300	3,135,380
State Street Corp.(b)	50,400	2,152,584
Synovus Financial Corp.	48,250	1,261,738
T. Rowe Price Group, Inc.(b)	16,100	820,134
Washington Mutual, Inc.	135,817	5,307,728

		131,056,739

Food & Beverage — 2.2%
Adolph Coors Co. (Class “B” Stock)	6,600	448,272
Anheuser-Busch Companies, Inc.	123,100	6,148,845
Archer Daniels Midland Co.(b)	101,026	1,715,421
Brown-Forman Corp. (Class “B” Stock)	17,800	815,240
Campbell Soup Co.(b)	64,200	1,687,818
Coca-Cola Co.	370,300	14,830,515
Coca-Cola Enterprises, Inc.(b)	72,100	1,362,690
ConAgra Foods, Inc.(b)	79,400	2,041,374
General Mills, Inc.(b)	56,900	2,554,810
H.J. Heinz & Co.	53,600	1,930,672
Hershey Foods Corp.	40,800	1,905,768
Kellogg Co.(b)	63,200	2,696,112
McCormick & Co., Inc.(b)	18,000	618,120
Pepsi Bottling Group, Inc.(b)	40,000	1,086,000
PepsiCo, Inc.	259,330	12,616,405
Sara Lee Corp.	117,100	2,676,906
Sysco Corp.	96,700	2,893,264
Wrigley (William) Jr., Co.	33,100	2,095,561

		60,123,793

Forest Products — 0.3%
Boise Cascade Corp.	12,200	406,016
Georgia-Pacific Corp.	37,095	1,333,565
Louisiana-Pacific Corp.(b)	14,500	376,275
MeadWestvaco Corp.	32,814	1,046,767
Plum Creek Timber Co., Inc.(b)	27,500	963,325
Temple-Inland, Inc.	10,500	705,075
Weyerhaeuser Co.	35,400	2,353,392

		7,184,415

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Gas Pipelines — 0.1%
Dynegy, Inc. (Class “A” Stock)(a)(b)	49,000	$244,510
Kinder Morgan, Inc.	19,100	1,199,862
People’s Energy Corp.(b)	6,400	266,752
Sempra Energy(b)	34,719	1,256,481
Williams Comapies, Inc. (The)(b)	76,700	928,070

		3,895,675

Hospitals/Hospital Management — 0.7%
Anthem, Inc.(a)(b)	21,400	1,867,150
HCA, Inc.(b)	77,400	2,952,810
Health Management Associates, Inc. (Class “A” Stock)(b)	38,100	778,383
Humana, Inc.(a)	22,500	449,550
IMS Health, Inc.	38,600	923,312
Manor Care, Inc.	15,000	449,400
McKesson Corp.	44,530	1,142,194
Tenet Healthcare Corp.(a)	63,500	685,165
UnitedHealth Group, Inc.(b)	100,600	7,418,244
WellPoint Health Networks, Inc.(a)	23,400	2,459,106

		19,125,314

Household Products & Personal Care — 0.3%
Clorox Co.(b)	32,900	1,753,570
Kimberly-Clark Corp.	76,200	4,921,758
Leggett & Platt, Inc.(b)	30,400	854,240

		7,529,568

Housing Related — 0.4%
Lowe’s Companies, Inc.	118,100	6,418,735
Masco Corp.(b)	69,800	2,410,194
Maytag Corp.(b)	13,600	249,832
Newell Rubbermaid, Inc.(b)	38,314	767,813
Stanley Works (The)(b)	13,200	561,396
Whirlpool Corp.	9,100	546,819

		10,954,789

Instrument - Controls — 0.2%
Agilent Technologies, Inc.(a)	72,593	1,565,831
Applera Corp.-Applied Biosystems Group	33,000	622,710
Johnson Controls, Inc.	29,000	1,647,490
PerkinElmer, Inc.	17,200	296,184
Thermo Electron Corp.(a)	27,800	751,156
Waters Corp. (Bermuda)(a)(b)	18,000	793,800

		5,677,171

Insurance — 2.6%
ACE Ltd. (Bermuda)	39,900	1,598,394
Aetna, Inc.	23,100	2,308,383
AFLAC, Inc.(b)	78,300	3,070,143
Allstate Corp.(b)	106,300	5,101,337
American International Group, Inc.	393,888	26,780,445
Insurance (cont’d.)
Aon Corp.(b)	42,600	$1,224,324
Chubb Corp. (The)(b)	28,600	2,010,008
CIGNA Corp.	23,000	1,601,490
Cincinnati Financial Corp.(b)	28,350	1,168,587
Hartford Financial Services Group, Inc. (The)(b)	43,900	2,718,727
Jefferson-Pilot Corp.	21,000	1,042,860
Lincoln National Corp.	27,200	1,278,400
Loews Corp.	28,100	1,643,850
Marsh & McLennan Companies., Inc.(b)	80,500	3,683,680
MBIA, Inc.	23,250	1,353,383
MetLife, Inc.	116,700	4,510,455
MGIC Investment Corp.(b)	14,500	964,975
Progressive Corp.	33,200	2,813,700
SAFECO Corp.	20,300	926,695
St. Paul Companies, Inc.	98,035	3,241,037
Torchmark Corp.	17,200	914,696
UnumProvident Corp.(b)	39,010	612,067
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)	20,500	1,516,795

		72,084,431

Internet Services — 0.3%
eBay, Inc.(a)(b)	97,500	8,964,150
Monster Worldwide, Inc.(a)	13,000	320,320

		9,284,470

Leisure — 0.7%
Brunswick Corp.	16,900	773,344
Carnival Corp.(b)	94,400	4,464,176
Harrah’s Entertainment, Inc.(b)	17,700	937,746
Hilton Hotels Corp.	57,500	1,083,300
International Game Technology Corp.(b)	50,000	1,797,500
Marriott International, Inc. (Class “A” Stock)(b)	38,300	1,990,068
Starwood Hotels & Resorts Worldwide, Inc.(b)	27,000	1,253,340
Walt Disney Co. (The)	311,600	7,026,580

		19,326,054

Machinery — 0.5%
American Power Conversion Corp.(b)	29,000	504,310
Caterpillar, Inc.	53,100	4,271,895
Deere & Co.	36,900	2,381,895
Dover Corp.	31,300	1,216,631
Eaton Corp.(b)	23,000	1,458,430
Ingersoll-Rand Co. (Class “A” Stock)(Bermuda)	26,600	1,808,002
Parker Hannifin Corp.	17,210	1,012,981
Snap-On, Inc.	8,900	245,284

		12,899,428

Manufacturing — 0.6%
American Standard Co., Inc.(a)	31,800	1,237,338

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Cooper Industries, Ltd. (Class “A” Stock)	14,900	$879,100
Illinois Tool Works, Inc.(b)	47,200	4,397,624
Power-One, Inc.(a)	5,000	32,400
Tyco International Ltd. (Bermuda)(b)	303,661	9,310,246

		15,856,708

Media — 1.7%
Clear Channel Communications, Inc.	95,100	2,964,267
ComCast Corp. (Class “A” Stock)(a)	339,960	9,600,470
Dow Jones & Co., Inc.(b)	13,100	531,991
Gannett Co., Inc.(b)	40,700	3,409,032
Interpublic Group of Companies, Inc. (The)(a)(b)	57,200	605,748
Knight-Ridder, Inc.	11,500	752,675
McGraw Hill Companies, Inc. (The)	28,800	2,295,072
Meredith Corp.	7,000	359,660
New York Times Co. (The) (Class “A” Stock)(b)	22,100	864,110
R.R. Donnelley & Sons Co.(b)	32,600	1,021,032
Time Warner, Inc.(a)(b)	693,700	11,196,318
Tribune Co.(b)	49,150	2,022,522
Univision Communications, Inc.(a)(b)	47,000	1,485,670
Viacom, Inc. (Class “B” Stock)(b)	264,969	8,892,360

		46,000,927

Metals - Ferrous — 0.1%
Allegheny Technologies, Inc.	14,200	259,150
Nucor Corp.(b)	12,700	1,160,399
United States Steel Corp.	14,200	534,204
Worthington Industries, Inc.	11,400	243,390

		2,197,143

Metals - Non Ferrous — 0.2%
Alcoa, Inc.(b)	133,840	4,495,686

Mineral Resources — 0.1%
Phelps Dodge Corp.(b)	14,893	1,370,603

Miscellaneous Basic Industry — 0.4%
AES Corp.(a)	96,200	961,038
Crane Co.	10,800	312,336
Danaher Corp.(b)	47,600	2,440,928
Ecolab, Inc.(b)	40,800	1,282,752
ITT Industries, Inc.	13,600	1,087,864
Millipore Corp.(a)(b)	8,200	392,370
Monsanto Co.	35,497	1,292,801
Pall Corp.(b)	19,000	465,120
PPG Industries, Inc.	26,100	1,599,408
Textron, Inc.	21,100	1,356,097
W.W. Grainger, Inc.	13,100	755,215

		11,945,929

Miscellaneous - Consumer Growth/Staple — 0.4%
3M Co.	119,400	$9,548,418
Black & Decker Corp.(b)	12,500	968,000

		10,516,418

Motorcycles — 0.1%
Harley-Davidson, Inc.(b)	44,400	2,639,136

Oil & Gas — 3.2%
Amerada Hess Corp.(b)	15,100	1,343,900
Anadarko Petroleum Corp.(b)	38,727	2,569,924
Ashland, Inc.	10,600	594,448
BJ Services Co.	25,000	1,310,250
ChevronTexaco Corp.(b)	326,072	17,490,502
ConocoPhillips	103,825	8,601,901
EOG Resources, Inc.(b)	17,500	1,152,375
Exxon Mobil Corp.	988,440	47,771,305
Kerr-McGee Corp.	22,925	1,312,456
KeySpan Corp.	24,700	968,240
Nabors Industries, Ltd. (Barbados)(a)	22,400	1,060,640
NICOR, Inc.(b)	7,100	260,570
Sunoco, Inc.	12,900	954,342
Unocal Corp.(b)	40,100	1,724,300
Valero Energy Corp.	20,400	1,636,284

		88,751,437

Oil & Gas Exploration & Production — 0.4%
Burlington Resources, Inc.(b)	62,600	2,554,080
Devon Energy Corp.(b)	35,800	2,542,158
Marathon Oil Corp.	48,500	2,002,080
Occidental Petroleum Corp.	59,900	3,350,207
Transocean, Inc.(a)	45,997	1,645,773

		12,094,298

Oil & Gas Services — 0.5%
Apache Corp.	48,914	2,451,080
Baker Hughes, Inc.(b)	51,950	2,271,254
El Paso Corp.(b)	93,236	856,839
Halliburton Co.	65,500	2,206,695
Noble Corp.(a)	18,500	831,575
Rowan Companies, Inc.(a)(b)	15,400	406,560
Schlumberger Ltd.	88,500	5,956,935

		14,980,938

Paper — 0.1%
International Paper Co.	72,073	2,912,470

Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	26,000	1,053,000
Newmont Mining Corp.(b)	64,700	2,945,791

		3,998,791

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Railroads — 0.3%
Burlington Northern Santa Fe Corp.	58,500	$2,241,135
CSX Corp.	34,800	1,155,360
Norfolk Southern Corp.	57,000	1,695,180
Union Pacific Corp.	37,800	2,215,080

		7,306,755

Real Estate Investment Trust — 0.2%
Apartment Investment & Management Co. (Class “A” Stock)(b)	13,300	462,574
Equity Office Properties Trust(b)	62,300	1,697,675
Equity Residential Properties Trust	41,600	1,289,600
ProLogis(b)	27,600	972,624
Simon Property Group, Inc.(b)	30,900	1,657,167

		6,079,640

Restaurants — 0.4%
Darden Restaurants, Inc.(b)	30,150	703,098
McDonald’s Corp.	191,700	5,373,351
Starbucks Corp.(a)	57,000	2,591,220
Wendy’s International, Inc.	18,400	618,240
Yum! Brands, Inc.	43,300	1,760,578

		11,046,487

Retail — 3.5%
Albertson’s, Inc.(b)	55,166	1,320,122
AutoNation, Inc.(a)(b)	35,000	597,800
AutoZone, Inc.(a)(b)	14,400	1,112,400
Bed Bath & Beyond, Inc.(a)	42,200	1,566,042
Best Buy Co., Inc.(b)	47,750	2,589,960
Big Lots, Inc.(a)(b)	20,100	245,823
Circuit City Stores, Inc.	33,100	507,754
Costco Wholesale Corp.(b)	68,100	2,830,236
CVS Corp.(b)	59,500	2,506,735
Dillard’s, Inc.	17,200	339,528
Dollar General Corp.(b)	49,456	996,538
Family Dollar Stores, Inc.	23,000	623,300
Federated Department Stores, Inc.(b)	30,000	1,362,900
Gap, Inc. (The)(b)	133,400	2,494,580
Home Depot, Inc.	340,250	13,337,800
J.C. Penney Corp., Inc.(b)	40,900	1,442,952
Kohl’s Corp.(a)(b)	51,300	2,472,147
Kroger Co. (The),(a)	116,746	1,811,898
Limited Brands, Inc.	74,506	1,660,739
Liz Claiborne, Inc.(b)	16,800	633,696
May Department Stores Co.(b)	44,100	1,130,283
Nordstrom, Inc.	21,800	833,632
Office Depot, Inc.(a)(b)	53,200	799,596
RadioShack Corp.	27,300	781,872
Sears, Roebuck & Co.(b)	34,900	1,390,765
Sherwin-Williams Co.	20,800	914,368
Staples, Inc.(b)	74,900	2,233,518
SUPERVALU, Inc.(b)	18,400	506,920
Target Corp.	137,400	$6,217,350
Tiffany & Co.(b)	20,000	614,800
TJX Companies, Inc. (The)(b)	81,300	1,791,852
Toys ‘R’ Us, Inc.(a)(b)	38,900	690,086
Wal-Mart Stores, Inc.	649,000	34,526,800
Walgreen Co.(b)	153,300	5,492,739
Winn-Dixie Stores, Inc.(b)	25,100	77,559

		98,455,090

Rubber
B.F. Goodrich Co.	16,200	508,032
Cooper Tire & Rubber Co.	11,200	225,904
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	263,130

		997,066

Supermarkets
Safeway, Inc.(a)(b)	69,000	1,332,390

Technology — 1.1%
Hewlett-Packard Co.(b)	465,148	8,721,525
International Business Machines Corp.	257,800	22,103,772

		30,825,297

Telecommunications — 2.9%
ADC Telecommunications, Inc.(a)	103,400	187,154
ALLTEL Corp.(b)	47,400	2,602,734
Andrew Corp.(a)(b)	27,700	339,048
AT&T Corp.(b)	123,304	1,765,713
AT&T Wireless Services, Inc.(a)	414,901	6,132,237
Avaya, Inc.(a)(b)	63,670	887,560
BellSouth Corp.	279,100	7,569,192
CenturyTel, Inc.(b)	22,400	766,976
CIENA Corp.(a)	64,000	126,720
Citizens Communications Co.	40,000	535,600
Corning, Inc.(a)(b)	212,300	2,352,284
JDS Uniphase Corp.(a)(b)	215,000	724,550
Lucent Technologies, Inc.(a)(b)	634,055	2,009,954
Motorola, Inc.	351,825	6,346,923
Nextel Communications, Inc. (Class “A” Stock)(a)(b)	170,400	4,062,336
QUALCOMM, Inc.	247,700	9,670,208
Qwest Communications International, Inc.(a)	257,357	856,999
SBC Communications, Inc.(b)	500,008	12,975,207
Scientific-Atlanta, Inc.	24,100	624,672
Sprint Corp.(b)	212,300	4,273,599
Tellabs, Inc.(a)(b)	60,600	556,914
Verizon Communications, Inc.	421,076	16,581,973

		81,948,553

Textiles
VF Corp.(b)	15,600	771,420

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Tobacco — 0.1%
Reynolds American, Inc.	21,700	$1,476,468
UST, Inc.	26,100	1,050,786

		2,527,254

Toys — 0.1%
Hasbro, Inc.(b)	30,700	577,160
Mattel, Inc.(b)	64,951	1,177,562

		1,754,722

Travel Services
Sabre Holdings Corp.(b)	23,526	577,093

Trucking/Shipping — 0.6%
FedEx Corp.(b)	45,000	3,856,050
Ryder System, Inc.(b)	9,500	446,880
United Parcel Service, Inc.	171,800	13,043,056

		17,345,986

Utilities - Electric & Gas — 1.5%
Allegheny Energy, Inc.(a)(b)	15,000	239,400
Ameren Corp.(b)	24,000	1,107,600
American Electric Power Co., Inc.(b)	59,160	1,890,754
Calpine Corp.(a)(b)	49,000	142,100
CenterPoint Energy, Inc.(b)	46,200	478,632
Cinergy Corp.	27,300	1,081,080
CMS Energy Corp.(a)(b)	21,000	199,920
Consolidated Edison, Inc.(b)	34,100	1,433,564
Constellation Energy Group	25,900	1,031,856
Dominion Resources, Inc.(b)	50,216	3,276,594
DTE Energy Co.	25,300	1,067,407
Duke Energy Co.(b)	138,100	3,161,109
Edison International	48,300	1,280,433
Entergy Corp.	35,400	2,145,594
Exelon Corp.	100,574	3,690,060
FirstEnergy Corp.	50,101	2,058,149
FPL Group, Inc.(b)	27,700	1,892,464
NiSource, Inc.(b)	38,200	802,582
PG&E Corp.(a)	64,900	1,972,960
Pinnacle West Capital Corp.	12,800	531,200
PPL Corp.	27,300	1,288,014
Progress Energy, Inc.(b)	37,583	1,591,264
Public Service Enterprise Group, Inc.(b)	35,600	1,516,560
Southern Co.(b)	107,800	3,231,844
TECO Energy, Inc.(b)	26,000	351,780
TXU Corp.(b)	50,000	2,396,000
Xcel Energy, Inc.(b)	61,910	1,072,281

		40,931,201

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)(b)	45,700	404,445
Waste Management, Inc.	87,942	2,404,334

		2,808,779

TOTAL COMMON STOCKS
(cost $1,615,731,275)		1,574,624,749

CONTINGENT VALUE OBLIGATION
Utilities - Electric & Gas
Progress Energy, Inc.(a)(e)
(cost $6,909)	14,100	0

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS — 37.6%
Aerospace — 0.4%
Boeing Capital Corp.
	6.10%	03/01/11		A3	$1,125	$1,232,165
Bombardier, Inc. (Canada)
	6.75%	05/01/12	(k)	Baa3	1,415	1,291,145
Goodrich Corp.
	7.625%	12/15/12	(b)	Baa3	1,640	1,926,369
Lockheed Martin Corp.
	8.20%	12/01/09		Baa2	1,000	1,189,964
	8.50%	12/01/29		Baa2	770	1,018,215
Northrop Grumman Corp.
	7.125%	02/15/11		Baa3	2,125	2,442,609
Raytheon Co.
	4.50%	11/15/07		Baa3	405	418,190
	5.50%	11/15/12		Baa3	775	811,720
	6.55%	03/15/10	(b)	Baa3	1,150	1,277,598
	8.30%	03/01/10		Baa3	700	836,816

						12,444,791

Airlines — 0.1%
Continental Airlines, Inc.,
Series 1998-1, Class A
	6.65%	09/15/17		Baa3	829	775,887
Series 2000-1, Class A-1
	8.048%	11/01/20		Baa3	199	194,353
Series 2004-RJ
	9.558%	09/01/19		Ba2	1,213	1,205,994
Southwest Airlines Co.
	5.25%	10/01/14		Baa1	800	795,655

						2,971,889

Asset Backed Securities — 0.9%
American Express Credit Account Master Trust I, (cost $1,510,000; purchased 8/6/04)
Series 2004-4, Class C
	2.23%	03/15/12	(i)(k)(l)	Baa2	1,510	1,510,000
Series 2004-C, Class C
	2.26%	02/15/12	(i)	Baa2	1,940	1,940,000
Bank One Issuance Trust,
Series 2003-C1, Class C1
	4.54%	09/15/10		Baa2	2,445	2,498,103
Citibank Credit Card Issuance Trust I,
Series 2003-C3, Class C3
	4.45%	04/07/10		Baa2	1,700	1,730,905

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS (Continued)
Equity One ABS, Inc.
	5.70%	07/25/34		Aa2	1,660	1,692,401
Household Mortgage Loan Trust,
Series 2003-HC2, Class M
	2.411%	06/20/33	(i)	Aa2	1,716	1,717,344
Series 2004-HC1, Class M
	2.311%	02/20/34	(i)	Aa2	1,259	1,258,630
Hyundai Auto Receivables Trust,
Series 2003-A, Class A4
	3.02%	10/15/10		Aaa	2,700	2,688,048
MBNA Master Credit Card Trust,
Series 1999-J, Class A
	7.00%	02/15/12		Aaa	2,370	2,700,570
Series 2000-E, Class A
	7.80%	10/15/12		Aaa	3,810	4,539,044
Prestige Auto Receivables Trust,
	3.69%	06/15/11		Aaa	2,200	2,201,320

						24,476,365

Automotive — 0.7%
Auburn Hills Trust, Inc.
	12.375%	05/01/20		A3	1,410	2,166,999
DaimlerChrysler North America Holding Corp.
	6.50%	11/15/13	(b)	A3	590	640,156
Equus Cayman Finance Ltd. (Cayman Islands)
	5.50%	09/12/08	(k)	Ba1	410	423,581
Ford Motor Co.
	7.45%	07/16/31		Baa1	995	975,627
Ford Motor Credit Co.
	7.00%	10/01/13	(b)	A3	1,180	1,247,600
	7.375%	02/01/11		A3	3,225	3,507,226
General Motors Acceptance Corp.
	6.125%	01/22/08		A3	1,500	1,578,918
	6.875%	09/15/11		A3	2,365	2,480,939
General Motors Corp.
	7.20%	01/15/11	(b)	Baa1	800	847,255
	8.375%	07/15/33	(b)	Baa1	1,705	1,810,321
Hyundai Motor Manufacturing LLC
	5.30%	12/19/08	(k)	Ba1	650	667,172
Lear Corp.
	8.11%	05/15/09		Baa3	1,625	1,876,217

						18,222,011

Banks & Savings & Loans — 1.0%
Bank of America Corp.
	5.375%	06/15/14		Aa2	2,740	2,845,438
Bank One Corp.
	7.875%	08/01/10		A1	2,500	2,950,812
Citigroup, Inc.,
	5.625%	08/27/12		Aa2	1,900	2,030,806
	5.00%	09/15/14	(k)	Aa2	513	513,638
	6.00%	10/31/33		Aa2	985	998,563
	6.625%	06/15/32		Aa2	1,290	1,412,942
Export-Import Bank of Korea (The) (South Korea)
	4.125%	02/10/09		A3	1,120	1,119,729
HBOS PLC, (United Kingdom)
	6.00%	11/01/33		Aa3	215	220,353
J.P. Morgan & Chase Co.
	5.25%	05/30/07		Aa3	660	693,568
	6.50%	01/15/09		A1	1,100	1,211,767
	4.50%	11/15/10		Aa3	1,005	1,018,306
	5.125%	09/15/14		A1	1,330	1,337,130
Korea Development Bank (South Korea)
	4.75%	07/20/09		A3	1,530	1,565,423
Mizuho Finance Group (Cayman Islands)
	5.79%	04/15/14		Baa1	1,060	1,093,633
Santander Central Hispano Issuances Ltd. (Cayman Islands)
	7.625%	09/14/10		A1	1,005	1,179,942
Wachovia Corp.
	7.80%	08/18/10	(i)	Aa3	2,400	2,826,943
	5.25%	08/01/14		A1	220	224,893
Wells Fargo Bank
	6.45%	02/01/11		Aa1	2,300	2,578,965
	5.125%	09/15/16		Aa2	1,485	1,491,045

						27,313,896

Brokerage — 0.3%
Goldman Sachs Group, Inc. (The),
	5.00%	10/01/14		Aa3	2,060	2,037,661
	6.345%	02/15/34		A1	1,250	1,253,940
Lehman Brothers Holdings, Inc.
	6.625%	01/18/12		A1	1,800	2,013,309
	4.80%	03/13/14		A1	220	216,983
Merrill Lynch & Co., Inc.
	5.45%	07/15/14		Aa3	1,280	1,324,026
Morgan Stanley,
	3.875%	01/15/09	(b)	Aa3	1,185	1,185,130
	4.75%	04/01/14		A1	1,510	1,461,795

						9,492,844

Building Materials — 0.1%
American Standard, Inc.
	7.625%	02/15/10		Ba2	1,000	1,132,500
CRH America, Inc.
	5.30%	10/15/13		Baa1	1,280	1,317,914
	6.40%	10/15/33		Baa1	640	685,124

						3,135,538

Cable & Pay Television Systems — 0.1%
Rogers Cable, Inc. (Canada)
	5.50%	03/15/14	(b)	Ba2	540	496,800
Tele-Communications, Inc.
	9.875%	06/15/22		Baa3	1,440	1,959,474

						2,456,274

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Rate		Moody’s Rating	Principal Amount (000)	Value
LONG - TERM BONDS (Continued)
Chemicals — 0.3%
Dow Chemical Co.,
	5.97%	01/15/09		A3	430	461,924
	5.75%	11/15/09		A3	495	$531,201
	6.125%	02/01/11	(b)	A3	890	971,257
	6.00%	10/01/12		A3	876	946,275
Eastman Chemical Co.,
	3.25%	06/15/08		Baa2	920	899,967
	7.00%	04/15/12	(b)	Baa2	575	653,950
ICI Wilmington, Inc.
	5.625%	12/01/13		Baa3	1,905	1,957,650
Lubrizol Corp.
	4.625%	10/01/09	(b)	Baa3	1,090	1,090,204
	5.50%	10/01/14		Baa3	1,115	1,107,376
	6.50%	10/01/34		Baa3	470	458,493

						9,078,297

Collateralized Mortgage Obligations — 0.2%
Master Alternative Loans Trust, Series 2004-4, Class 4A1
	5.00%	04/25/19		Aaa	2,821	2,830,049
Washington Mutual, Inc.,
	5.494%	04/26/32	(i)	Aaa	1,043	1,045,869
	4.38%	12/25/32	(i)	Aaa	1,639	1,643,539

						5,519,457

Commercial Mortgage Backed Securities — 2.9%
Banc of America Commercial Mortgage, Inc.
	4.153%	11/10/38		Aaa	3,680	3,631,004
	4.873%	03/11/41		AAA(d)	3,350	3,424,211
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2
	7.37%	06/19/29		AAA(d)	5,161	5,523,102
Commercial Mortgage Pass-Through Certificate, Class X2
	1.116%	03/10/39		AAA(d)	18,944	859,320
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C3, Class A4
	4.835%	07/15/36		Aaa	5,500	5,612,211
Greenwich Capital Commercial Funding Corp.,
	0.8702%	03/10/40	(i)	Aaa	33,935	1,059,136
	4.596%	11/10/38		Aaa	1,800	1,784,579
GE Commercial Mortgage Corp.,
	4.111%	07/05/35		Aaa	10,000	9,644,100
	4.533%	01/05/36		Aaa	3,570	3,605,967
	4.022%	01/05/36		Aaa	6,600	6,621,008
J.P. Morgan Commercial Mortgage Finance Corp.,
	7.371%	08/15/32		Aaa	6,500	7,455,240
Keycorp.
	7.727%	05/17/32		Aaa	11,180	12,962,071
Merrill Lynch Mortgage Trust Series 2004-2, Class A3
	4.615%	08/12/39		Aaa	1,900	1,907,125
PNC Mortgage Acceptance Corp.,
	7.33%	12/10/32		AAA(d)	3,860	$4,381,535
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3
	4.17%	02/25/34	(i)	Aaa	3,963	4,005,293
Wachovia Bank Commercial Mortgage Trust,
	4.826%	08/15/29	(i)	Aaa	5,000	5,069,014
	4.83%	11/15/27		Aaa	2,720	2,787,232
UBS Commercial Mortgage Trust,
	4.98%	11/15/34		Aaa	1,700	1,743,718

						82,075,866

Consumer Products — 0.1%
Procter & Gamble Co. (The),
	4.95%	08/15/14		Aa3	785	804,109
	5.80%	08/15/34		Aa3	1,360	1,421,427

						2,225,536

Consumer Services — 0.1%
Cendant Corp.,
	6.875%	08/15/06		Baa1	1,715	1,827,934
	7.375%	01/15/13		Baa1	1,375	1,590,974

						3,418,908

Diversified Manufacturing — 0.2%
Cooper Cameron Corp.
	2.65%	04/15/07		Baa1	425	416,384
Honeywell International, Inc.
	6.125%	11/01/11		A2	1,420	1,563,740
Hutchison Whampoa International Ltd. (Cayman Islands)
	5.45%	11/24/10	(b)	A3	1,090	1,113,841
Tyco International Group SA (Luxembourg)
	6.00%	11/15/13		Baa3	1,640	1,769,950
United Technologies Corp.
	6.35%	03/01/11	(f)	A2	990	1,098,811
	8.875%	11/15/19		A2	640	888,770

						6,851,496

Entertainment — 0.3%
AOL Time Warner, Inc.
	7.70%	05/01/32		Baa1	1,420	1,651,172
Time Warner, Inc.
	7.25%	10/15/17		Baa1	1,040	1,174,586
Viacom, Inc.
	7.875%	07/30/30		A3	1,175	1,435,430
Walt Disney Co. (The),
	6.75%	03/30/06		Baa1	1,365	1,438,669
	5.375%	06/01/07		Baa1	300	313,666
	5.875%	12/15/17		Baa1	1,770	1,846,397

						7,859,920

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Rate		Moody’s Rating	Principal Amount (000)	Value
LONG - TERM BONDS (Continued)
Environmental — 0.1%
Waste Management, Inc.
	7.75%	05/15/32		Baa3	1,500	1,819,114

Financial Services — 0.6%
Capital One Bank,
	6.875%	02/01/06		Baa2	2,040	2,144,983
	6.50%	06/13/13		Baa3	1,605	1,755,109
CIT Group, Inc.
	5.50%	11/30/07		A2	1,285	1,363,304
General Electric Capital Corp.,
	6.125%	02/22/11	(b)	Aaa	2,865	3,159,198
	5.875%	02/15/12		Aaa	510	553,619
	4.75%	09/15/14		Aaa	515	511,902
	6.75%	03/15/32		Aaa	2,700	3,107,449
Household Finance Corp.,
	4.75%	05/15/09		A1	640	660,554
	6.75%	05/15/11		A1	570	641,567
	7.00%	05/15/12		A1	1,770	2,025,657
	6.375%	11/27/12	(f)	A1	225	249,310
International Lease Finance Corp.	.
	3.50%	04/01/09		A1	750	734,110

						16,906,762

Food & Beverage — 0.8%
Archer Daniels Midland Co.
	8.125%	06/01/12		A1	395	487,673
Bunge Ltd. Finance Corp.
	5.875%	05/15/13		Baa3	1,195	1,259,258
Cadbury Schweppes American Finance, Inc.
	3.875%	10/01/08		Baa2	1,050	1,052,114
	5.125%	10/01/13		Baa2	1,120	1,137,324
Cargill, Inc.,
	3.625%	03/04/09	(k)	A2	2,430	2,403,083
ConAgra Foods, Inc.
	7.875%	09/15/10		Baa1	865	1,019,652
General Mills, Inc.
	5.125%	02/15/07		Baa2	500	520,741
Kellogg Co.
	6.60%	04/01/11		Baa2	2,435	2,741,851
Kraft Foods, Inc.,
	4.625%	11/01/06		A3	3,405	3,501,746
	5.25%	06/01/07		A3	400	418,620
	5.625%	11/01/11		A3	3,150	3,327,200
Miller Brewing Co.,
	5.50%	08/15/13	(k)	Baa1	1,010	1,053,072
Tyson Foods, Inc.,
	6.625%	10/17/05		Baa3	485	500,580
	7.25%	10/01/06		Baa3	525	563,020
	8.25%	10/01/11		Baa3	1,030	1,220,690
Unilever Capital Corp.
	5.90%	11/15/32		A1	1,135	1,176,122

						22,382,746

Gaming — 0.1%
Harrah’s Operating Co., Inc.,
	7.125%	06/01/07		Baa3	365	396,029
	5.50%	07/01/10		Baa3	970	1,002,276

						1,398,305

Gas Distribution
Sempra Energy
	4.75%	05/15/09		Baa1	810	$836,352

Healthcare — 0.1%
Cardinal Health, Inc.
	6.75%	02/15/11		Baa3	130	139,927
HCA, Inc.
	7.875%	02/01/11		Ba1	2,000	2,261,828
Hospira, Inc.
	5.90%	06/15/14		Baa3	950	997,098

						3,398,853

Home Construction — 0.1%
D.R. Horton, Inc.
	5.625%	09/15/14		Ba1	1,550	1,542,250
Ryland Group, Inc.
	5.375%	06/01/08		Ba1	575	598,000

						2,140,250

Independent Energy — 0.6%
Anadarko Finance Co. (Canada)
	7.50%	05/01/31		Baa1	285	348,442
Chesapeake Energy Corp.
	8.125%	04/01/11		Ba3	1	1,094
Devon Energy Corp.
	2.75%	08/01/06		Baa2	2,810	2,790,976
Devon Financing Corp.
	6.875%	09/30/11		Baa2	825	930,820
EnCana Corp. (Canada)
	6.50%	08/15/34		Baa2	1,085	1,159,682
Kerr-McGee Corp.,
	5.875%	09/15/06		Baa3	1,305	1,366,676
	6.875%	09/15/11		Baa3	560	626,436
	6.95%	07/01/24		Baa3	500	532,837
Occidental Petroleum Corp.
	7.65%	02/15/06		Baa1	1,615	1,716,257
	6.75%	01/15/12		Baa1	1,655	1,876,174
Ocean Energy, Inc.
	7.25%	10/01/11		Baa3	240	272,596
Parker & Parsley Petroleum Co.
	8.875%	04/15/05		Baa3	1,375	1,418,412
Pioneer Natural Resource
	5.875%	07/15/16		Baa3	760	793,109
Union Oil Co. of California
	7.35%	06/15/09		Baa2	820	934,695
Woodside Petroleum Ltd. (Australia)
	5.00%	11/15/13	(k)	Baa1	1,800	1,832,875

						16,601,081

Insurance — 0.1%
Aon Corp.
	8.65%	05/15/05		Baa2	965	996,182
Axa (France)
	8.60%	12/15/30		A3	230	297,717

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS (Continued)
Insurance (cont’d.)
Hartford Financial Services Group, Inc. (The)
	4.75%	03/01/14		A3	660	$647,238
MetLife, Inc.
	6.125%	12/01/11		A2	435	475,388
	6.375%	06/15/34		A2	190	200,038
Royal & Sun Alliance Insurance Group PLC (United Kingdom)
	8.95%	10/15/29	(b)	Ba2	330	410,543
W.R. Berkley Corp.
	6.15%	08/15/19		Baa2	575	582,326

						3,609,432

Integrated Energy — 0.2%
Conoco, Inc.
	6.95%	04/15/29		A3	755	871,125
Phillips Petroleum Co.
	8.75%	05/25/10		A3	1,900	2,337,817
Marathon Oil Corp.
	6.125%	03/15/12		Baa1	990	1,076,059
Suncor Energy, Inc. (Canada)
	5.95%	12/01/34		A3	580	596,386

						4,881,387

Lodging — 0.3%
Carnival Corp. (Panama)
	3.75%	11/15/07		A3	2,845	2,858,448
Carnival PLC (United Kingdom)
	7.30%	06/01/07		A3	345	376,225
Hilton Hotels Corp.
	7.625%	12/01/12	(b)	Baa3	980	1,139,250
Host Marriott LP
	7.00%	08/15/12	(b)(k)	Ba3	1,500	1,578,750
La Quinta Inns, Inc.,
	7.40%	09/15/05		Ba3	2,200	2,268,750

						8,221,423

Machinery — 0.2%
Caterpillar, Inc.
	7.25%	09/15/09		A2	2,400	2,755,987
John Deere Capital Corp.
	7.00%	03/15/12		A3	2,600	3,005,959

						5,761,946

Media — 0.3%
British Sky Broadcasting Group PLC (United Kingdom)
	7.30%	10/15/06		Baa3	785	844,905
Clear Channel Communications, Inc.,
	4.40%	05/15/11		Baa3	1,200	1,158,588
	7.65%	09/15/10		Baa3	600	684,675
	8.00%	11/01/08		Baa3	745	844,851
News America Holdings, Inc.
	7.625%	11/30/28		Baa3	1,360	1,589,464
	8.50%	02/15/05		Baa3	1,800	1,833,536
R.R. Donnelley & Sons Co.
	4.95%	04/01/14		Baa1	850	842,387

						7,798,406

Metals — 0.1%
Alcan, Inc. (Canada)
	5.20%	01/15/14		Baa1	500	$513,289
	6.125%	12/15/33		Baa1	1,170	1,214,661

						1,727,950

Municipals — 0.2%
Illinois St. Taxable Pension, G.O.
	5.10%	06/01/33		Aa3	5,300	5,020,478

Oil Field Services — 0.2%
BJ Services Co.
	7.00%	02/01/06		Baa2	4,000	4,148,076
Halliburton Co.
	5.50%	10/15/10		Baa2	200	209,517
Precision Drilling Corp. (Canada)
	5.625%	06/01/14		BBB+(d)	500	523,315
Transocean, Inc. (Cayman Islands)
	7.50%	04/15/31		Baa2	185	219,657

						5,100,565

Packaging
Sealed Air Corp.
	8.75%	07/01/08	(k)	Baa3	350	406,236

Paper — 0.1%
International Paper Co.
	5.25%	04/01/16	(b)	Baa2	625	613,381
MeadWestvaco Corp.
	2.75%	12/01/05		Baa2	1,310	1,310,032
	6.85%	04/01/12	(b)	Baa2	720	802,035
Weyerhaeuser Co.,
	5.50%	03/15/05		Baa2	255	258,349
	7.375%	03/15/32		Baa2	445	510,632

						3,494,429

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.
	5.75%	10/01/11		A1	760	815,001
GlaxoSmithKline Capital, Inc.
	4.375%	04/15/14		Aa2	330	323,571
Pharmacia Corp.
	6.60%	12/01/28		Aaa	1,150	1,322,943
	6.75%	12/15/27		Aaa	785	913,780
Wyeth
	6.45%	02/01/24	(f)	Baa1	615	630,708

						4,006,003

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Pipelines — 0.2%
Enterprise Products Operating LP
	4.00%	10/15/07	(k)	Baa3	1,000	1,005,519
	6.375%	02/01/13		Baa3	930	997,783
	5.60%	10/15/14	(k)	Baa3	810	816,158
Plains All American Pipeline LP
	5.625%	12/15/13		Baa3	1,375	1,422,244

						4,241,704

Railroads — 0.1%
Norfolk Southern Corp.
	7.80%	05/15/27		Baa1	645	788,870
Union Pacific Corp.,
	6.625%	02/01/08		Baa2	1,755	1,910,223

						2,699,093

Real Estate Investment Trust — 0.4%
Developers Diversified Realty Corp.
	5.25%	04/15/11		Baa3	800	811,396
ERP Operating LP
	6.63%	04/13/05		Baa1	5,000	5,107,830
Simon Debartolo Group, Inc.
	6.75%	06/15/05		Baa2	5,000	5,140,765

						11,059,991

Refining
Valero Energy Corp.
	6.875%	04/15/12		Baa3	410	461,645

Restaurants
Tricon Global Restaurants, Inc.
	8.875%	04/15/11		Baa3	475	590,595

Retail — 0.1%
CVS Corp.(k)
	4.875%	09/15/14	(k)	A3	820	819,654
Target Corp.,
	7.50%	08/15/10		A2	855	1,005,487
Wal-Mart Stores, Inc.
	6.875%	08/10/09		Aa2	375	425,291

						2,250,432

Sovereign — 0.4%
Pemex Project Funding Master Trust (Mexico)
	7.875%	02/01/09		Baa1	2,275	2,536,625
	8.50%	02/15/08		Baa1	1,100	1,236,125
Petroleos Mexicanos (Mexico)
	9.50%	09/15/27		Baa1	3,025	3,690,500
Republic of Italy (Italy)
	5.375%	06/15/33		AA-(d)	1,080	1,069,614
	6.00%	02/22/11		AA-(d)	430	473,664
Republic of South Africa (South Africa)
	6.50%	06/02/14		Baa2	620	661,850
United Mexican States (Mexico)
	7.50%	01/14/12		Baa2	2,100	2,366,700

						12,035,078

Structured Notes — 0.2%
Dow Jones CDX North America High Yield
	6.375%	12/29/09	(b)(k)	Ba3	1,400	1,428,000
	7.75%	12/29/09	(b)(k)	B3	3,100	3,138,750

						4,566,750

Supermarkets — 0.3%
Albertson’s, Inc.
	8.00%	05/01/31		Baa2	910	1,098,787
Kroger Co. (The),
	6.75%	04/15/12		Baa2	1,560	1,744,582
	6.80%	04/01/11		Baa2	575	644,247
Safeway, Inc.
	2.50%	11/01/05		Baa2	1,800	1,793,169
	4.95%	08/16/10	(b)	Baa2	1,600	1,624,485

						6,905,270

Technology — 0.4%
Computer Associates International, Inc.
	6.375%	04/15/05		Ba1	760	777,100
Computer Sciences Corp.
	6.75%	06/15/06		A3	395	419,458
Electronic Data Systems Corp.
	6.85%	10/15/04	(b)	Ba1	515	515,624
Equifax, Inc.
	4.95%	11/01/07		Baa1	475	496,223
First Data Corp.
	4.85%	10/01/14		A1	2,380	2,391,046
Hewlett-Packard Co.
	7.15%	06/15/05		A3	320	330,494
International Business Machines Corp.
	5.875%	11/29/32	(b)	A1	1,475	1,527,739
Jabil Circuit, Inc.
	5.875%	07/15/10	(b)	Baa3	1,000	1,046,136
Motorola, Inc.
	4.608%	11/16/07		Baa3	1,220	1,253,477
	7.625%	11/15/10		Baa3	975	1,140,971
SunGard Data Systems, Inc.
	3.75%	01/15/09		Baa2	900	885,979

						10,784,247

Telecommunications - Wireless — 0.2%
AT&T Wireless Services, Inc.,
	7.35%	03/01/06		Baa2	2,245	2,383,970
	8.125%	05/01/12	(b)	Baa2	800	966,662
	8.75%	03/01/31		Baa2	705	925,687
Vodafone Group PLC (United Kingdom)
	5.375%	01/30/15		A2	1,075	1,111,579
	7.75%	02/15/10		A2	1,100	1,290,358

						6,678,256

Telecommunications - Wirelines — 1.4%
BellSouth Corp.
	4.20%	09/15/09		A1	1,365	1,372,847
	5.20%	09/15/14		A1	1,630	1,645,198

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS (Continued)
Telecommunications - Wirelines(cont’d.)
BellSouth Corp.
	6.55%	06/15/34		A1	930	978,921
British Telecommunications PLC, (United Kingdom)
	7.00%	05/23/07		Baa1	1,400	1,522,500
	8.875%	12/15/30	(f)	Baa1	1,720	2,259,571
CenturyTel, Inc.
	7.875%	08/15/12		Baa2	165	191,792
Citizens Communications Co.,
	7.60%	06/01/06		Ba3	1,420	1,499,875
	8.50%	05/15/06		Ba3	792	849,420
Deutsche Telekom International Finance BV, (Netherlands)
	8.75%	06/15/30	(f)	Baa2	870	1,124,543
	9.25%	06/01/32	(f)	Baa2	910	1,268,421
Pacific Bell
	7.25%	11/01/27		A2	500	528,684
Royal KPN N.V. (Netherlands)
	8.00%	10/01/10		Baa1	2,330	2,770,773
SBC Communications, Inc.
	6.45%	06/15/34		A2	460	470,977
Sprint Capital Corp.
	6.875%	11/15/28		Baa3	2,950	3,094,234
	8.75%	03/15/32		Baa3	220	279,222
Telecom de Puerto Rico, Inc. (Puerto Rico)
	6.65%	05/15/06		Baa1	4,500	4,735,382
	6.80%	05/15/09		Baa1	2,220	2,438,099
Telecom Italia Finance (Luxembourg)
	4.95%	09/30/14	(k)	Baa2	2,520	2,488,941
	5.25%	11/15/13	(k)	Baa2	1,010	1,029,056
	6.00%	09/30/34	(k)	Baa2	2,690	2,627,473
Telefonica Europe BV (Netherlands)
	7.75%	09/15/10		A3	1,490	1,755,791
Telus Corp. (Canada)
	8.00%	06/01/11		Baa3	1,600	1,874,782
Verizon Global Funding Corp.
	7.75%	12/01/30		A2	565	676,657
Verizon, Inc.
	7.375%	04/01/32	(b)	Baa2	1,125	1,251,731

						38,734,890

Tobacco
Altria Group, Inc.
	7.65%	07/01/08	(b)	Baa2	765	832,160
Philip Morris Cos., Inc.
	7.00%	07/15/05		Baa2	485	496,960

						1,329,120

Transportation Services — 0.1%
Erac USA Finance Co.
	6.70%	06/01/34	(k)	Baa1	1,160	1,226,133
Fedex Corp.
	2.65%	04/01/07		Baa2	2,100	2,065,669

						3,291,802

Utilities — 1.1%
Arizona Public Service Co.(c)
	7.625%	08/01/05		Baa1	5,000	$5,196,620
Boston Edison Co.
	4.875%	04/15/14		A1	730	741,449
CenterPoint Energy Houston Electric LLC
	5.70%	03/15/13		Baa2	1,070	1,134,732
	6.95%	03/15/33		Baa2	800	914,977
Consolidated Edison Co. of New York
	5.70%	02/01/34		A1	550	554,577
Consumers Energy Co.
	5.375%	04/15/13		Baa3	435	447,758
Dominion Resources, Inc.
	5.125%	12/15/09		Baa1	1,255	1,299,707
Duke Capital LLC
	4.331%	11/16/06		Baa3	920	936,599
	6.25%	02/15/13	(b)	Baa3	305	328,176
	8.00%	10/01/19		Baa3	280	334,848
Energy East Corp.
	6.75%	09/15/33		Baa2	805	865,199
FirstEnergy Corp.
	7.375%	11/15/31		Baa3	960	1,078,168
Florida Power & Light Co.
	5.95%	10/01/33		Aa3	790	828,126
National Rural Utilities Cooperative Finance Corp.
	7.25%	03/01/12		A2	900	1,041,535
NiSource Finance Corp.
	7.625%	11/15/05		Baa3	750	788,096
Oncor Electric Delivery Co.
	6.375%	01/15/15		Baa1	465	513,139
	7.00%	09/01/22		Baa2	700	788,462
	7.25%	01/15/33		Baa1	340	400,036
Pacific Gas & Electric Co.
	6.05%	03/01/34		Baa2	2,500	2,544,505
PacifiCorp.
	5.45%	09/15/13		A3	385	405,331
Pepco Holdings, Inc.
	5.50%	08/15/07		Baa2	735	769,572
PPL Electric Utilities Corp.
	6.25%	08/15/09		Baa1	1,900	2,080,901
Progress Energy, Inc.
	6.75%	03/01/06		Baa2	1,825	1,916,527
Southern California Edison Co.
	4.65%	04/01/15		A3	610	596,675
	5.75%	04/01/35		A3	310	311,287
	8.00%	02/15/07		A3	1,810	2,003,471
Westar Energy, Inc.
	6.00%	07/01/14	(b)	Ba1	720	773,821
Xcel Energy, Inc.
	3.40%	07/01/08		Baa1	785	773,313
	7.00%	12/01/10		Baa1	250	282,728

						30,650,335

Foreign Local Government Bonds — 0.2%
Hydro-Quebec (Canada)
	7.50%	04/01/16		A1	665	827,567

CONSERVATIVE BALANCED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS (Continued)
	8.00%	02/01/13	A1	1,900	$2,366,319
Quebec Province of Canada (Canada)
	4.875%	05/05/14	A1	1,000	1,021,159

					4,215,045

U.S. Government & Agency Obligations — 7.4%
Federal Home Loan Bank
	3.75%	08/18/09(b)		3,935	3,935,252
	4.25%	05/15/09		4,800	4,909,550
	4.50%	05/13/11		6,920	7,049,356
Federal Home Loan Mortgage Corp.,
	2.875%	05/15/07(b)		13,135	13,084,969
	4.25%	07/15/09(b)		7,265	7,431,514
	7.00%	03/15/10		560	644,887
Federal National Mortgage Association,
	3.25%	08/15/08(b)		5,885	5,835,737
	4.25%	05/15/09(b)		3,200	3,274,528
	5.25%	08/01/12		8,475	8,807,720
	5.50%	07/18/12		8,200	8,347,477
	6.625%	09/15/09		21,520	24,244,647
United States Treasury Bonds,
	5.375%	02/15/31(b)		1,250	1,339,063
	6.00%	02/15/26(b)		4,630	5,278,742
	9.00%	11/15/18(b)		8,550	12,443,926
	9.125%	05/15/18(b)		5,370	7,854,672
	9.25%	02/15/16		445	640,748
United States Treasury Notes,
	1.625%	09/30/05		500	497,246
	1.875%	12/31/05		1,000	994,883
	2.50%	09/30/06		13,925	13,895,061
	2.75%	08/15/07(b)		37,405	37,302,735
	3.125%	05/15/07(b)		14,440	14,561,845
	4.25%	08/15/14(b)		745	752,799
	5.75%	08/15/10		1,085	1,209,563
United States Treasury Strips,
	Zero	05/15/18		12,040	6,209,823
	Zero	05/15/19		23,515	11,389,185
	Zero	05/15/25		10,850	3,704,081

					205,640,009

Mortgage Backed Securities — 13.2%
Federal Home Loan Mortgage Corp.,
	4.50%	11/01/18 - 06/01/19		8,387	8,370,625
	5.00%	12/01/18 - 05/01/34		15,503	15,670,597
	5.50%	12/01/33 - 07/01/34		20,193	20,502,780
	6.00%	12/01/33		2,660	2,755,796
	6.00%	TBA		10,000	10,325,000
	6.50%	05/01/14 - 04/01/15		1,719	1,821,195
	7.00%	05/01/31 - 09/01/33		16,563	17,580,052
Federal National Mortgage Association,
	4.00%	06/01/19		3,921	3,820,760
	4.50%	01/01/19 - 10/01/33		19,097	18,870,222
	5.00%	10/01/18 - 04/01/34		43,763	43,598,634
	5.001%	TBA		17,000	17,108,125
	5.079%	07/01/33		3,492	3,609,510
	5.50%	03/01/16 - 04/01/34		74,242	75,440,012
	5.501%	TBA		21,500	22,092,187
	6.00%	04/01/13 - 03/01/34		20,138	$20,941,552
	6.001%	TBA		29,500	30,632,490
	6.50%	07/01/17 - 01/01/34		11,050	11,615,084
	6.501%	TBA		7,000	7,341,250
	7.00%	08/01/11 - 07/01/32		3,931	4,180,544
	7.50%	05/01/12 - 05/01/32		3,390	3,620,450
Government National Mortgage Association,
	5.50%	08/15/33 - 03/15/34		3,271	3,334,189
	6.00%	04/15/33 - 06/20/34		6,698	6,948,418
	6.50%	10/15/23 - 08/15/32		15,732	16,648,172
	7.00%	09/15/31		599	639,482
	8.00%	01/15/24 - 04/15/25		558	613,968

					368,081,094

TOTAL LONG-TERM BONDS (cost $1,026,827,836)					1,047,270,162

TOTAL LONG-TERM INVESTMENTS (cost $2,642,566,020)					2,621,894,911

SHORT-TERM INVESTMENTS — 29.3%
U.S. Government & Agency Obligations — 0.3%
United States Treasury Bills
	1.63%	12/16/04(c)(h)		9,200	9,168,439

				Shares
Mutual Fund — 29.0%
Dryden Core Investment Fund - Taxable Money Market Series (j)				807,027,828	807,027,828

TOTAL SHORT-TERM INVESTMENTS (cost $816,196,266)					816,196,267

TOTAL INVESTMENTS — 123.4% (cost $3,458,762,286)(n)					3,438,091,178
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(m)					179,231
LIABILITIES IN EXCESS OF OTHER ASSETS (including cash collateral from securities on loan of $554,853,467) — (23.4)%					(652,164,347)

TOTAL NET ASSETS — 100%					$2,786,106,062

The following abbreviations are used in portfolio descriptions:

NR	Not Rated
G.O.	General Obligation
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.

(b)	Portion of securities on loan with an aggregate market value of $513,024,572; cash collateral of $554,853,467 was received with which the portfolio purchased securities.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a fair valued security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of September 30, 2004.

(h)	Rate quoted represents yield-to-maturity as of purchase date.

(i)	Indicates variable rate security.

(j)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(k)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be subject to that rule except to qualified institutional buyers unless otherwise noted 144A securities are deemed to be liquid.

(l)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid security of $1,510,000. The aggregate value, $1,510,000 represents 0.05% of the net assets.

(m)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
115	S&P 500 Index	Dec. 04	$32,353,500	$32,053,375	$(300,125)
229	S&P 500 Index	Dec. 04	64,036,987	63,828,025	(208,962)
61	S&P MidCap 400 Index	Dec. 04	17,901,975	18,120,050	218,075
115	U.S. Treasury 2Yr. Notes	Dec. 04	24,301,853	24,291,953	(9,900)
12	U.S. Treasury 5Yr. Notes	Dec. 04	1,326,872	1,329,000	2,128

					(298,784)

Short Positions:
261	U.S. Treasury 10Yr. Notes	Dec. 04	29,185,374	29,395,125	(209,751)
115	U.S. Treasury Bonds	Dec. 04	12,634,370	12,905,156	(270,786)

					(480,537)

					$(779,321)

(n)	The United States federal income tax basis of the Fund’s investments and the unrealized depreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$3,459,642,208	$311,490,250	$333,041,280	$21,551,030

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

DIVERSIFIED BOND PORTFOLIO

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 98.9%
LONG-TERM BONDS
Aerospace — 0.5%
Bombardier, Inc., (Canada)(g)	Baa3	6.75%	05/01/12	$2,900	$2,646,163
L-3 Communications Corp.	Ba3	6.125%	01/15/14	1,385	1,385,000
Raytheon Co.	Baa3	4.50%	11/15/07	700	722,798
Raytheon Co.(a)	Baa3	6.55%	03/15/10	1,175	1,305,372
Raytheon Co.	Baa3	8.30%	03/01/10	725	866,703

					6,926,036

Airlines — 0.6%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	8.048%	11/01/20	3,816	3,721,659
Continental Airlines, Inc., Series RJ04, Class B	Ba2	9.558%	09/01/19	2,202	2,189,571
Southwest Airlines Co.	Baa1	5.25%	10/01/14	2,550	2,536,148

					8,447,378

Asset Backed Securities — 2.7%
American Express Credit Account Master Trust, Series 2004-C, Class C	Baa2	2.26%	02/15/12	2,450	2,450,000
Bank One Issuance Trust, Series 2003-C1, Class C1	Baa2	4.54%	09/15/10	2,980	3,044,723
Citibank Credit Card Master Trust, Series 1996-3	Aaa	6.10%	05/15/08	12,500	13,151,245
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	2,140,989
MBNA Master Credit Card Trust	Aaa	7.00%	02/15/12	14,300	16,294,581

					37,081,538

Automobiles & Trucks — 3.1%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20	1,900	2,920,070
Daimlerchrysler North America Holding Corp.(a)	A3	2.34%	05/24/06	8,050	8,079,801
Daimlerchrysler North America Holding Corp.	A3	2.3425%	09/10/07	4,400	4,404,655
Daimlerchrysler North America Holding Corp.	A3	8.50%	01/18/31	1,580	1,931,402
Equus Cayman Finance, Ltd., (Cayman Islands)(g)	Ba1	5.50%	09/12/08	830	857,492
Ford Motor Credit Co.	A3	6.875%	02/01/06	555	580,764
Ford Motor Credit Co.(a)	A3	7.00%	10/01/13	5,305	5,608,913
Ford Motor Credit Co.	A3	7.75%	03/15/05	3,500	3,580,692
General Motors Acceptance Corp.	A3	6.15%	04/05/07	3,710	3,898,731
General Motors Corp.(a)	Baa1	8.375%	07/15/33	4,940	5,245,154
Hyundai Motor Manufacturing LLC(g)	Ba1	5.30%	12/19/08	1,820	1,868,081
Lear Corp.(a)	Baa3	7.96%	05/15/05	3,040	3,134,845

					42,110,600

Banks and Savings & Loans — 3.2%
Bank of America Corp.	Aa2	5.375%	06/15/14	2,000	2,076,962
Bank of America Corp.	Aa2	5.875%	02/15/09	3,150	3,410,332
Cho Hung Bank, (South Korea)(f)(g)	Baa2	11.50%	04/01/10	1,335	1,391,737
Cho Hung Bank, (South Korea)(f)(g)	Baa2	11.875%	04/01/10	1,190	1,242,063
Citigroup, Inc.(g)	Aa2	5.00%	09/15/14	796	796,990
Citigroup, Inc.	Aa2	5.875%	02/22/33	675	672,637
Citigroup, Inc.	Aa2	6.625%	06/15/32	980	1,073,398
Hanvit Bank, (South Korea)(f)(g)	Baa2	12.75%	03/01/10	100	104,000
HSBC Holdings PLC, (United Kingdom)	Aa3	5.25%	12/12/12	3,100	3,215,394
JP Morgan Chase & Co.(a)	A1	6.75%	02/01/11	1,260	1,417,571
Kasikornbank Public Co., Ltd., (Thailand)(g)	Baa2	8.25%	08/21/16	1,710	1,918,709
Kazkommerts International BV, (Netherlands)(g)	Baa2	7.875%	04/07/14	2,700	2,598,750
KBC Bank Funding Trust III(a)(f)(g)	A2	9.86%	11/29/49	5,000	6,183,190

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Korea Exchange Bank, (South Korea)(f)(g)	Baa3	13.75%	06/30/10	$1,915	$2,060,540
Mizuho Financial Group, (Cayman Islands)	Baa1	5.79%	04/15/14	1,880	1,939,650
PNC Funding Corp.	A3	7.50%	11/01/09	1,090	1,257,325
Santander Central Hispano Issuances, (Cayman Islands)(d)	A1	7.625%	09/14/10	1,200	1,408,886
Washington Mutual, Inc.	A3	7.50%	08/15/06	10,000	10,793,570

					43,561,704

Brokerage — 1.4%
Goldman Sachs Group, Inc.	Aa3	5.00%	10/01/14	2,325	2,299,788
Goldman Sachs Group, Inc.	A1	6.345%	02/15/34	5,180	5,196,327
Lehman Brothers Holdings, Inc.	A1	6.625%	02/05/06	3,685	3,878,964
Merrill Lynch & Co., Inc.	Aa3	4.125%	09/10/09	2,150	2,155,869
Morgan Stanley	Aa3	7.75%	06/15/05	5,000	5,185,210

					18,716,158

Building & Construction — 1.3%
American Standard, Inc.	Ba2	7.625%	02/15/10	3,800	4,303,500
Cemex SA, (Mexico)	Ba1	9.625%	10/01/09	2,400	2,904,000
KB HOME	Ba1	7.75%	10/15/04	2,260	2,263,889
RPM International, Inc.(g)	Baa3	4.45%	10/15/09	4,500	4,474,166
RPM International, Inc.	Baa3	6.25%	12/15/13	1,690	1,769,171
Ryland Group, Inc.	Ba1	5.375%	06/01/08	1,900	1,976,000

					17,690,726

Chemicals — 2.3%
Dow Chemical Co.	A3	5.97%	01/15/09	1,490	1,600,619
Dow Chemical Co.(a)	A3	6.125%	02/01/11	4,100	4,474,330
Dow Chemical Co.	A3	9.00%	04/01/21	1,000	1,290,256
Eastman Chemicals Co.(a)	Baa2	7.00%	04/15/12	775	881,411
Hercules, Inc.(g)	Ba3	6.75%	10/15/29	2,125	2,167,500
Hercules, Inc.	Ba2	11.125%	11/15/07	2,750	3,265,625
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	2,040	2,063,472
ICI Wilmington, Inc.	Baa3	5.625%	12/01/13	2,930	3,010,980
IMC Global, Inc.(a)	B2	6.875%	07/15/07	2,000	2,120,000
Lubrizol Corp.(a)	Baa3	4.625%	10/01/09	5,600	5,601,047
Lubrizol Corp.	Baa3	5.50%	10/01/14	3,700	3,674,700
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	574,732
Lubrizol Corp.	Baa3	6.50%	10/01/34	1,050	1,024,294

					31,748,966

Collateralized Mortgage Obligations — 1.4%
Master Alternative Loans Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	3,762	3,773,400
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(f)	Aaa	4.17%	02/25/34	11,096	11,214,821
Washington Mutual, Series 2002-AR15, Class A5(f)	Aaa	4.38%	12/25/32	3,539	3,550,043

					18,538,264

Commercial Mortgage Backed Securities — 6.4%
Bear Stearns Commercial Mortgage Securities, Inc.,Series 2003-T10, Class X2(f)	AAA(e)	1.441%	03/13/40	43,638	2,489,932
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2	AAA(e)	7.37%	06/19/29	4,011	4,292,239
CS First Boston Mortgage Securities Corp., Series 2000-HE1, Class B	Baa3	4.11%	12/15/30	2,750	2,762,054
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,728,175
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	12,248,007
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3	Aaa	4.533%	01/05/36	4,750	4,797,855

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
JP Morgan Chase Commercial Mortgage Securities, Series 2003-ML 1A, Class A2	Aaa	4.767%	03/12/39	$4,969	$5,023,870
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,458,422
Morgan Stanley Capital I, Inc., Series 2004-IQ7, Class A4(f)	AAA(e)	5.567%	06/15/38	13,500	14,230,165
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	2,530	2,793,213
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(e)	7.33%	12/10/32	4,800	5,448,542
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	6,070	6,441,464
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,564,291
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867%	02/15/35	7,330	7,451,520
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(e)	4.608%	12/15/35	4,750	4,824,699

					87,554,448

Consumer Products — 0.2%
Procter & Gamble Co.	Aa3	4.95%	08/15/14	1,550	1,587,730
Procter & Gamble Co.	Aa3	5.80%	08/15/34	1,000	1,045,167

					2,632,897

Diversified Manufacturing — 0.1%
Tyco International Group SA, (Luxembourg)	Baa3	6.00%	11/15/13	200	215,848
Tyco International Group SA, (Luxembourg)	Baa3	6.75%	02/15/11	805	905,697

					1,121,545

Diversified Operations
United Technologies Corp.	A2	7.125%	11/15/10	575	664,751

Environmental — 0.6%
Waste Management, Inc.	Baa3	7.00%	10/01/04	1,600	1,600,000
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,709,974
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,424,337
Waste Management, Inc.	Baa3	7.75%	05/15/32	2,500	3,031,857

					8,766,168

Financial Services — 2.1%
Capital One Bank	Baa3	6.50%	06/13/13	5,095	5,571,515
Capital One Bank	Baa2	6.875%	02/01/06	4,250	4,468,713
CIT Group, Inc.	A2	5.50%	11/30/07	235	249,320
General Electric Capital Corp.	Aaa	4.75%	09/15/14	1,760	1,749,412
General Electric Capital Corp.(a)	Aaa	6.125%	02/22/11	2,900	3,197,792
General Electric Capital Corp.	Aaa	6.75%	03/15/32	5,000	5,754,535
Household Finance Corp.(b)	A1	4.625%	01/15/08	740	763,836
Household Finance Corp.	A1	6.75%	05/15/11	550	619,056
International Lease Finance Corp.	A1	2.95%	05/23/06	1,940	1,935,051
Wells Fargo & Co.	Aa2	5.125%	09/15/16	3,800	3,815,470

					28,124,700

Food & Beverage — 1.7%
Cadbury Schweppes US Finance	Baa2	3.875%	10/01/08	2,600	2,605,234
ConAgra Foods, Inc.	Baa1	6.00%	09/15/06	1,600	1,683,057
Kellogg Co.	Baa2	6.00%	04/01/06	9,975	10,429,810
Kraft Foods, Inc.	A3	5.25%	06/01/07	650	680,258

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kraft Foods, Inc.	A3	5.625%	11/01/11	2,630	2,777,948
Kraft Foods, Inc.	A3	6.25%	06/01/12	1,425	1,556,848
Miller Brewing Co.(g)	Baa1	5.50%	08/15/13	1,215	1,266,814
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	1,025	1,057,927
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,340,524

					23,398,420

Gaming — 0.9%
Harrah’s Operating Co., Inc.	Ba1	7.875%	12/15/05	5,375	5,677,344
MGM Mirage, Inc.	Ba1	6.00%	10/01/09	3,900	3,953,625
Park Place Entertainment Corp.	Ba2	7.875%	12/15/05	2,450	2,578,625

					12,209,594

Health Care — 1.5%
Cardinal Health, Inc.	Baa3	6.75%	02/15/11	190	204,508
HCA, Inc.	Ba1	7.125%	06/01/06	10,500	11,077,385
HCA, Inc.	Ba1	7.875%	02/01/11	2,000	2,261,828
Hospira, Inc.	Baa3	5.90%	06/15/14	1,200	1,259,492
Quest Diagnostics, Inc.	Baa2	6.75%	07/12/06	5,775	6,132,605

					20,935,818

Independent Energy — 0.9%
Burlington Resources Finance, (Canada)	Baa1	6.50%	12/01/11	510	574,419
Chesapeake Energy Corp.	Ba3	8.125%	04/01/11	1	782
Devon Financing Corp.	Baa2	6.875%	09/30/11	1,150	1,297,507
EnCana Corp., (Canada)	Baa2	6.50%	08/15/34	465	497,007
Occidental Petroleum	Baa1	4.25%	03/15/10	3,250	3,266,799
Ocean Energy, Inc.	Baa3	7.25%	10/01/11	500	567,908
Parker & Parsley Petroleum Co.	Baa3	8.875%	04/15/05	4,995	5,152,702
Pioneer Natural Resources Co.	Baa3	5.875%	07/15/16	1,310	1,367,069

					12,724,193

Industrials — 0.7%
Briggs & Stratton Corp.	Ba1	8.875%	03/15/11	3,905	4,661,594
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	5,292,287

					9,953,881

Insurance — 0.2%
Aon Corp.	Baa2	7.375%	12/14/12	225	258,765
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,384,673
Hartford Financial Services Group, Inc.	A3	4.75%	03/01/14	890	872,791
Royal & Sun Alliance Insurance Group PLC, (United Kingdom)(a)	Ba2	8.95%	10/15/29	535	665,578

					3,181,807

Integrated Energy — 1.3%
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	600	669,138
ConocoPhillips(a)	A3	4.75%	10/15/12	1,780	1,804,890
ConocoPhillips	A3	6.375%	03/30/09	3,075	3,406,771
Marathon Oil Corp.	Baa1	6.80%	03/15/32	1,800	2,008,238
Petronas Capital, Ltd., (Malaysia)(g)	Baa1	7.00%	05/22/12	7,300	8,315,963
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,626,554

					17,831,554

Lodging — 1.0%
Carnival Corp., (Panama)	A3	3.75%	11/15/07	3,600	3,617,017
Carnival PLC, (United Kingdom)	A3	7.30%	06/01/07	825	899,668
Hilton Hotels Corp.(a)	Baa3	7.625%	12/01/12	1,475	1,714,688
Host Marriott LP(g)	Ba3	7.00%	08/15/12	1,900	1,999,750
Host Marriott LP	Ba3	8.375%	02/15/06	2,000	2,110,000

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	$3,000	$3,232,500

					13,573,623

Media - Cable — 1.1%
Charter Communications Operating LLC(a)	B2	8.00%	04/30/12	2,110	2,104,725
Comcast Cable Communications, Inc.	Baa3	6.375%	01/30/06	650	676,813
Comcast Corp., Class A	Baa3	7.05%	03/15/33	255	279,747
CSC Holdings, Inc.	B1	7.875%	12/15/07	3,800	4,032,750
Rogers Cable, Inc., (Canada)(a)	Ba2	5.50%	03/15/14	2,745	2,525,400
Rogers Cable, Inc., (Canada)	Ba2	6.25%	06/15/13	1,200	1,176,000
Rogers Cablesystems, Inc., (Canada)	Ba2	10.00%	03/15/05	3,500	3,600,625

					14,396,060

Media - Entertainment — 1.0%
Chancellor Media Corp.	Baa3	8.00%	11/01/08	4,720	5,352,612
Clear Channel Communications, Inc.	Baa3	4.40%	05/15/11	700	675,843
Thomson Corp., (Canada)	A3	5.75%	02/01/08	2,750	2,927,301
Time Warner, Inc.	Baa1	5.625%	05/01/05	500	508,965
Time Warner, Inc.(a)	Baa1	6.875%	05/01/12	3,000	3,347,031
Time Warner, Inc.	Baa1	7.70%	05/01/32	950	1,104,657

					13,916,409

Metals — 0.3%
Alcan, Inc., (Canada)	Baa1	5.20%	01/15/14	2,400	2,463,785
Alcan, Inc., (Canada)	Baa1	6.125%	12/15/33	1,820	1,889,473

					4,353,258

Oil Field Services — 0.5%
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,185,095
Halliburton Co.	Baa2	5.50%	10/15/10	625	654,740
Transocean, Inc., (Cayman Islands)	Baa2	7.50%	04/15/31	255	302,770

					6,142,605

Packaging — 0.7%
Crown Cork & Seal Finance PLC, (United Kingdom)(a)	B3	7.00%	12/15/06	3,500	3,605,000
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,571,985
Pactiv Corp.	Baa2	8.125%	06/15/17	2,360	2,956,672

					9,133,657

Paper — 0.5%
International Paper Co.(a)	Baa2	5.25%	04/01/16	1,485	1,457,392
MeadWestvaco Corp.(a)	Baa2	6.85%	04/01/12	3,600	4,010,177
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	800	917,991

					6,385,560

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.	A1	5.75%	10/01/11	1,025	1,099,178
Glaxosmithkline Capital, Inc.	Aa2	5.375%	04/15/34	2,300	2,245,092
Pharmacia Corp.	Aaa	6.50%	12/01/18	1,015	1,171,424
Wyeth(b)	Baa1	5.50%	03/15/13	1,250	1,275,324

					5,791,018

Pipelines — 1.7%
Duke Energy Field Services	Baa2	7.50%	08/16/05	12,000	12,469,272
Enterprise Products Operating LP(g)	Baa3	4.00%	10/15/07	4,000	4,022,076
Enterprise Products Operating LP(g)	Baa3	5.60%	10/15/14	2,100	2,115,966
Plains All American Pipeline LP	Baa3	5.625%	12/15/13	3,715	3,842,644

					22,449,958

Real Estate Investment Trust — 0.9%
Developers Diversified Realty Corp.	Baa3	5.25%	04/15/11	2,000	2,028,490

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Equity One, Inc.	Baa3	3.875%	04/15/09	$1,450	$1,411,050
ERP Operating LP(d)	Baa1	6.63%	04/13/15	3,900	3,984,108
iStar Financial, Inc.	Baa3	5.125%	04/01/11	2,225	2,220,129
iStar Financial, Inc.	Baa3	5.70%	03/01/14	2,175	2,179,731

					11,823,508

Restaurants — 0.4%
Tricon Global Restaurants, Inc.	Baa3	8.875%	04/15/11	3,415	4,246,071
Yum! Brands, Inc.	Baa3	7.45%	05/15/05	595	611,739

					4,857,810

Retail — 0.7%
JC Penney Co., Inc.	Ba3	7.375%	08/15/08	2,000	2,210,000
Target Corp.	A2	6.35%	01/15/11	1,400	1,560,195
The Gap, Inc.	Ba1	6.90%	09/15/07	4,675	5,084,062

					8,854,257

Structured Notes — 1.6%
DJ CDX NA HY(a)(g)	Ba3	6.375%	12/29/09	$5,500	$5,610,000
DJ CDX NA HY(a)(g)	B3	7.75%	12/29/09	9,000	9,112,500
DJ CDX NA HY3(a)(g)	B3	8.00%	12/29/09	3,000	3,005,625
Preferred Term Securities X, Class A-1 (cost $3,900,000; purchased 6/16/03)(f)(g)(h)	Aaa	2.306%	07/03/33	3,900	3,915,600

					21,643,725

Supermarkets — 0.6%
Albertson’s, Inc.	Baa2	8.00%	05/01/31	1,905	2,300,207
Safeway, Inc.(a)	Baa2	4.95%	08/16/10	3,850	3,908,917
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,537,693

					7,746,817

Technology — 2.8%
Certegy, Inc.	Baa2	4.75%	09/15/08	1,900	1,956,852
Computer Associates International, Inc.	Ba1	6.375%	04/15/05	2,005	2,050,112
Computer Sciences Corp.	A3	6.75%	06/15/06	495	525,650
Electronic Data Systems Corp.(a)	Ba1	6.85%	10/15/04	5,735	5,741,951
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,399,873
First Data Corp.	A1	3.90%	10/01/09	2,550	2,546,346
First Data Corp.	A1	4.85%	10/01/14	3,785	3,802,566
Hewlett-Packard Co.	A3	7.15%	06/15/05	400	413,118
International Business Machines Corp.	A1	5.875%	11/29/32	3,500	3,625,143
International Business Machines Corp.	A1	8.375%	11/01/19	575	757,218
Jabil Circuit, Inc.(a)	Baa3	5.875%	07/15/10	2,000	2,092,272
Motorola, Inc.	Baa3	4.608%	11/16/07	2,870	2,948,753
Motorola, Inc.	Baa3	7.625%	11/15/10	915	1,070,757
Sun Microsystems, Inc.	Baa3	7.50%	08/15/06	5,835	6,218,015
SunGard Data Systems, Inc.	Baa2	4.875%	01/15/14	1,350	1,325,711
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,759,312

					38,233,649

Telecommunications - Wireless — 1.4%
AT&T Wireless Services, Inc.(a)	Baa2	8.125%	05/01/12	1,815	2,193,113
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	3,118,449
TeleCorp PCS, Inc., (Class A)	Baa2	10.625%	07/15/10	5,940	6,597,534
Verizon Wireless Capital, Inc.	A3	5.375%	12/15/06	5,900	6,175,825
Vodafone Group PLC, (United Kingdom)	A2	5.375%	01/30/15	825	853,073

					18,937,994

Telecommunications - Wirelines — 5.5%
AT&T Corp.(b)	Ba1	8.05%	11/15/11	3,300	3,691,875
BellSouth Corp.	A2	4.20%	09/15/09	6,025	6,059,638
BellSouth Corp.	A2	6.55%	06/15/34	2,950	3,105,179
British Telecommunications PLC, (United Kingdom)(b)	Baa1	8.875%	12/15/30	3,085	4,052,777
Citizens Communications Co.	Ba3	7.60%	06/01/06	1,510	1,594,938
Citizens Communications Co.	Ba3	8.50%	05/15/06	2,845	3,051,262
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa2	8.25%	06/15/05	1,425	1,480,086
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa2	8.75%	06/15/30	865	1,118,080
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa2	9.25%	06/01/32	970	1,352,053

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)		Value
LCI International, Inc.	Caa1	7.25%	06/15/07		$6,675	$6,057,563
SBC Communications, Inc.	A2	6.45%	06/15/34		905	926,596
Sprint Capital Corp.	Baa3	4.78%	08/17/06		6,665	6,852,066
Sprint Capital Corp.	Baa3	6.90%	05/01/19		2,800	3,065,544
Sprint Capital Corp.	Baa3	8.75%	03/15/32		2,215	2,811,258
Telecom de Puerto Rico, (Puerto Rico)	Baa1	6.65%	05/15/06		6,800	7,155,687
Telecom de Puerto Rico, (Puerto Rico)	Baa1	6.80%	05/15/09		4,365	4,793,831
Telecom Italia Capital, (Luxembourg)(g)	Baa2	4.95%	09/30/14		4,800	4,740,840
Telecom Italia Capital, (Luxembourg)(g)	Baa2	6.00%	09/30/34		4,380	4,278,191
TELUS Corp., (Canada)	Baa3	7.50%	06/01/07		6,250	6,853,481
TELUS Corp., (Canada)	Baa3	8.00%	06/01/11		150	175,761
Verizon New York, Inc.(a)	Baa2	7.375%	04/01/32		805	895,683

						74,112,389

Tobacco — 0.2%
Altria Group, Inc.	Baa2	7.00%	07/15/05		1,750	1,793,153
Altria Group, Inc.(a)	Baa2	7.65%	07/01/08		1,100	1,196,570

						2,989,723

Transportation Services — 0.9%
FedEx Corp.	Baa2	1.88%	04/01/05		4,600	4,604,457
FedEx Corp.	Baa2	2.65%	04/01/07		7,550	7,426,573

						12,031,030

Utilities — 5.3%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13		2,950	3,128,466
Commonwealth Edison Co.	Baa1	7.625%	01/15/07		7,525	8,229,995
Consumers Energy Co.(g)	Baa3	5.00%	02/15/12		1,000	1,013,954
Consumers Energy Co.	Baa3	5.375%	04/15/13		1,000	1,029,328
Consumers Energy Co.(b)	Baa3	6.25%	09/15/06		2,300	2,424,761
Dominion Resources, Inc.	Baa1	2.80%	02/15/05		5,000	5,006,325
Duke Capital LLC	Baa3	4.331%	11/16/06		650	661,727
Empresa Nacional de Electricidad SA, (Chile)(a)	Ba2	8.35%	08/01/13		625	697,659
Energy East Corp.	Baa2	6.75%	09/15/33		1,150	1,235,998
Enersis SA, (Chile)	Ba2	7.375%	01/15/14		3,700	3,878,025
FirstEnegy Corp.	Baa3	5.50%	11/15/06		1,700	1,769,564
FirstEnergy Corp.	Baa3	6.45%	11/15/11		3,030	3,305,336
FirstEnergy Corp.	Baa3	7.375%	11/15/31		1,125	1,263,479
Korea East-West Power Co., Ltd., (South Korea)	A3	4.875%	04/21/11		1,700	1,710,180
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05		5,000	5,206,445
Midland Funding II, Series B	Ba3	13.25%	07/23/06		4,000	4,517,916
National Rural Utilities Cooperative Finance Corp.	A2	7.25%	03/01/12		1,125	1,301,919
NISource Finance Corp.	Baa3	7.875%	11/15/10		3,000	3,545,214
Northern States Power Co.	A2	8.00%	08/28/12		2,800	3,420,606
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22		300	337,913
Pacific Gas & Electric Co.	Baa2	6.05%	03/01/34		4,695	4,778,580
Southern California Edison Co.	Baa1	6.375%	01/15/06		1,250	1,303,648
Southern California Edison Co.	Baa1	7.625%	01/15/10		1,100	1,276,697
Southern California Edison Co.	A3	8.00%	02/15/07		3,823	4,231,640
TXU Corp.	Ba1	4.446%	11/16/06		1,600	1,630,987
Westar Energy, Inc.(a)	Ba1	6.00%	07/01/14		1,250	1,343,440
Xcel Energy, Inc.	Baa1	3.40%	07/01/08		1,330	1,310,199
Xcel Energy, Inc.	Baa1	7.00%	12/01/10		1,850	2,092,191

						71,652,192

Foreign Local Government Bonds — 3.8%
Federal Republic of Brazil, (Brazil)(a)	B1	9.25%	10/22/10		5,325	5,711,062
Federal Republic of Brazil, (Brazil)	B1	11.25%	07/26/07		565	644,100
Government of Canada, (Canada)	Aaa	5.00%	06/01/14	CAD	17,610	14,332,346
Petroleos Mexicanos, (Mexico)	Baa1	8.85%	09/15/07		$4,450	5,032,950

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
Petroleos Mexicanos, (Mexico)	Baa1	9.50%	09/15/27	$2,000	$2,440,000
Republic of Croatia, (Croatia)(f)	Baa3	2.8125%	07/31/06	1,129	1,129,007
Republic of Peru, (Peru)	Ba3	4.50%	03/07/17	750	665,625
Republic of Philippines, (Philippines)(a)	Ba2	10.625%	03/16/25	2,215	2,364,513
Republic of Phlippines, (Philippines)(a)	Ba2	9.875%	03/16/10	530	589,625
Republic of Turkey, (Turkey)	B1	11.75%	06/15/10	2,270	2,814,800
Russian Federation, (Russia)(g)	Baa3	5.00%	03/31/30	3,760	3,619,000
Russian Federation, (Russia)(g)	Baa3	10.00%	06/26/07	1,500	1,691,250
United Mexican States, (Mexico)	Baa2	8.125%	12/30/19	1,395	1,600,762
United Mexican States, (Mexico)	Baa2	8.375%	01/14/11	8,000	9,380,000

					52,015,040

U.S. Government & Agency Obligations — 2.9%
Federal Farm Credit Bank		4.15%	05/15/13	1,600	1,564,509
Federal Home Loan Mortgage Corp.		4.875%	11/15/13	515	527,549
Federal Home Loan Mortgage Corp.		5.25%	06/18/14	4,030	4,224,222
United States Treasury Bonds(a)		5.375%	02/15/31	4,215	4,515,319
United States Treasury Bonds(a)		6.00%	02/15/26	4,525	5,159,029
United States Treasury Bonds(a)		6.25%	08/15/23	1,900	2,218,695
United States Treasury Notes		2.50%	09/30/06	1,440	1,436,904
United States Treasury Notes(a)		3.375%	09/15/09	10,875	10,877,121
United States Treasury Notes(a)		4.25%	08/15/14	5,095	5,148,339
United States Treasury Strips		0.00%	05/15/20	6,650	3,037,148

					38,708,835

U.S. Government Mortgage Backed Securities — 31.6%
Federal Home Loan Mortgage Corp.		4.50%	11/01/18-06/01/19	32,811	32,731,688
Federal Home Loan Mortgage Corp.		5.00%	01/01/19-05/01/34	13,702	13,743,931
Federal Home Loan Mortgage Corp.		5.50%	10/01/33-06/01/34	9,031	9,190,275
Federal Home Loan Mortgage Corp.		6.00%	11/01/33-06/01/34	10,854	11,224,612
Federal Home Loan Mortgage Corp.		6.00%	TBA	7,500	7,743,750
Federal Home Loan Mortgage Corp.		6.50%	07/01/32-09/01/32	6,082	6,385,889
Federal Home Loan Mortgage Corp.		7.00%	10/01/32-11/01/33	15,690	16,652,234
Federal National Mortgage Association		4.00%	05/01/19-06/01/19	10,787	10,513,542
Federal National Mortgage Association		4.50%	06/01/18-08/01/33	42,366	41,979,205
Federal National Mortgage Association		5.00%	01/01/19-04/01/34	69,282	69,012,507
Federal National Mortgage Association		5.50%	12/01/16-02/01/34	112,867	114,946,082
Federal National Mortgage Association		6.00%	09/01/17-03/01/34	17,155	17,840,899
Federal National Mortgage Association		6.00%	TBA	1,500	1,545,468
Federal National Mortgage Association		6.00%	TBA	4,500	4,653,279
Federal National Mortgage Association		6.50%	11/01/09-11/01/33	24,806	26,103,251
Federal National Mortgage Association		6.625%	11/15/30	170	198,168
Federal National Mortgage Association		7.00%	03/01/32-06/01/32	2,959	3,138,810
Federal National Mortgage Association		9.00%	10/01/16-09/01/21	70	75,150
Government National Mortgage Association		5.50%	05/15/33-07/15/33	4,803	4,895,561
Government National Mortgage Association		6.00%	12/15/32-06/20/34	12,648	13,123,019
Government National Mortgage Association		6.50%	09/15/32-11/15/33	10,458	11,045,073
Government National Mortgage Association		7.50%	10/15/25-02/15/26	451	487,802
Government National Mortgage Association		5.50%	04/20/34	9,612	9,775,292
Government National Mortgage Association		6.50%	09/15/33-11/15/33	1,953	2,062,759

					429,068,246

Total Long-Term Bonds (cost $1,311,162,865)					1,342,738,509

SHORT-TERM INVESTMENTS — 9.3%
				Shares
Mutual Fund — 9.9%
Dryden Core Investment Fund - Taxable Money Market Fund Series (c)				134,800,764	134,800,764

Total Short-Term Investments (cost $134,800,764)					134,800,764

DIVERSIFIED BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Total Investments, Before Securities Sold Short (Cost $1,445,963,629)(k)				1,477,539,273
SECURITIES SOLD SHORT — (0.6%)
U.S. Government Mortgage Backed Securities — (0.6%)
Federal National Mortgage Association	5.00%	TBA	(6,000)	(5,936,250)
Federal National Mortgage Association	6.50%	TBA	(2,500)	(2,615,625)

Total Securities Sold Short (cost $(8,546,719))				(8,551,875)

TOTAL INVESTMENTS, Net of Securities Sold Short — 108.2%
(cost $ 1,437,416,910)				1,468,987,398
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(j)				(96,971)
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(i)				(99,534)
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%				(111,624,255)

TOTAL NET ASSETS — 100.0%				$1,357,166,638

The following abbreviation is used in portfolio descriptions:

CAD	Canadian Dollars

TBA	Securities purchased on a forward commitment basis.

(a)	Portion of securities on loan with an aggregate market value of $105,392,117; cash collateral of $110,388,962 was received with which the portfolio purchased securities.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.

(g)	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(h)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $3,900,000. The aggregate value $3,915,600 represents .29% of net assets.

(i)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation
Long Positions:
237	Germany Fed. Rep. 9yr Bonds	Dec 04	$31,129,819	$31,176,503	$46,684
64	Germany Fed. Rep. 10yr Bonds	Dec 04	9,165,077	9,192,787	27,710
9	U.S. Treasury 10 Yr Notes	Dec 04	1,003,095	1,013,625	10,530
197	U.S. Treasury 5 Yr Notes	Dec 04	21,810,846	21,817,750	6,904
148	U.S. Treasury Bonds	Dec 04	16,442,507	16,608,375	165,868

					257,696

Short Position: 832	U.S. Treasury 2Yr Notes	Dec 04	175,784,142	175,747,001	37,141

					$294,837

(j)	Outstanding forward foreign currency contracts as of September 30, 2004 were as follows:

Foreign Currency Contract	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Sold:
Canadian Dollar expiring 10/28/04	$14,506,622	$14,603,593	$(96,971)

(k)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,446,358,865	$35,487,376	$(4,306,968)	31,180,408

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(l)	Details of the swap agreements outstanding as of September 30, 2004 were as follows:

Counterparty(l)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.	9/20/09	$8,000	0.6%	EnCana Corp., 4.75%, due 11/15/13	$47,397
Morgan Stanley Capital Services, Inc.	6/20/09	$4,000	0.82%	Tyco International Group, S.A., 6.00% due 11/15/13	$73,637

					$121,034

(l)	Portfolio pays the floating rate and receives from the counterparty par in the event the underlying bond defaults.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.9%
COMMON STOCKS — 39.8%
Aerospace & Defense — 0.6%
Applied Signal Technology, Inc.	2,400	$76,776
Engineered Support Systems, Inc.	2,200	100,408
Lockheed Martin Corp.	9,200	513,176
Moog, Inc. (Class “A” Stock)(a)	2,550	92,565
Northrop Grumman Corp.	5,000	266,650

		1,049,575

Air Freight & Couriers — 0.1%
Dynamex, Inc.(a)	4,200	72,408
Forward Air Corp.(a)	2,100	84,042

		156,450

Automobiles — 0.1%
Winnebago Industries, Inc.	2,300	79,672

Banks — 0.1%
Signature Bank(a)	1,850	49,488
Southwest Bancorp of Texas, Inc.	3,500	70,490

		119,978

Biotechnology — 1.4%
Alexion Pharmaceuticals, Inc.(a)	4,250	76,500
Amgen, Inc.(a)	7,100	402,428
Connetics Corp.(a)	1,870	50,527
Discovery Laboratories. Inc,(a)	1,950	13,065
Genentech, Inc.(a)	8,500	445,570
Gilead Sciences, Inc.(a)	12,600	470,988
MedImmune, Inc.(a)	17,500	414,750
Nabi Biopharmaceuticals(a)	9,996	133,747
QLT, Inc. (Canada)(a)	3,600	59,940
Rigel Pharmaceuticals, Inc.(a)	2,450	61,985
Serologicals Corp.(a)	5,300	123,649

		2,253,149

Building Products — 0.1%
Watsco, Inc.	3,500	105,105

Capital Markets — 1.8%
Bank of New York Co., Inc.	16,700	487,139
Goldman Sachs Group, Inc.	4,200	391,608
Lehman Brothers Holdings, Inc.	10,300	821,116
Mellon Financial Corp.	8,000	221,520
Merrill Lynch & Co., Inc.	14,200	706,024
State Street Corp.	6,200	264,802

		2,892,209

Chemicals — 0.3%
IMC Global, Inc.	21,600	$375,624
Scotts Co. (The) (Class “A” Stock)(a)	1,400	89,810
Valspar Corp. (The)	1,700	79,356

		544,790

Commercial Banks — 0.9%
Accredited Home Lenders Holding Co.(a)	3,200	123,264
Astoria Financial Corp.	2,600	92,274
Bank of America Corp.	22,484	974,232
BankUnited Financial Corp. (Class “A” Stock)(a)	5,900	171,985
Hibernia Corp. (Class “A” Stock)	1,300	34,333
Nara Bancorp, Inc.	3,200	64,480
PrivateBankcorp, Inc.	2,240	60,390

		1,520,958

Commercial Services & Supplies — 1.1%
Administaff, Inc.(a)	10,400	121,680
Allied Waste Industries, Inc.(a)	7,600	67,260
Apollo Group, Inc. (Class “A” Stock)(a)	3,500	256,795
Cendant Corp.	12,100	261,360
Global Payments, Inc.	2,500	133,875
Kelly Services, Inc. (Class “A” Stock)	2,400	64,104
Kforce, Inc.(a)	10,000	83,800
Laureate Education, Inc.(a)	2,660	99,005
Marlin Business Services, Inc.(a)	4,350	81,606
Navigant Consulting, Inc.(a)	4,950	108,702
Providence Service Corp.(a)	4,500	87,165
Republic Services, Inc.	3,500	104,160
Waste Management, Inc.	13,000	355,420

		1,824,932

Communications Equipment — 0.8%
Cisco Systems, Inc.(a)	28,800	521,280
NetSolve, Inc.(a)	5,700	61,731
Nortel Networks Corp. (Canada)(a)	74,600	253,640
QUALCOMM, Inc.	9,400	366,976
Research In Motion Ltd. (Canada)(a)	2,100	160,314

		1,363,941

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Computers & Peripherals — 1.2%
Apple Computer, Inc.(a)	12,600	488,250
Dell, Inc.(a)	18,300	651,480
Hewlett-Packard Co.	10,055	188,531
International Business Machines Corp. (IBM)	3,600	308,664
Lexmark International, Inc.(a)	2,100	176,421
M-Systems Flash Disk Pioneers Ltd. (Israel)(a)	4,700	77,644

		1,890,990

Consumer Finance — 0.7%
American Express Co.	15,500	797,630
MBNA Corp.	10,300	259,560

		1,057,190

Distributors
Beacon Roofing Supply, Inc.(a)	3,700	60,680

Diversified Financial Services — 1.9%
AmeriCredit Corp.(a)	9,400	196,272
Citigroup, Inc.	18,400	811,808
Eaton Vance Corp.	3,400	137,326
EZCORP, Inc.(a)	8,250	71,783
J.P. Morgan Chase & Co.	28,300	1,124,359
Jeffries Group, Inc.	4,800	165,456
Principal Financial Group, Inc.(a)	10,900	392,073
Raymond James Financial, Inc.	4,850	116,982
Student Loan Corp.	400	56,700

		3,072,759

Diversified Telecommunication Services — 0.7%
ALLTEL Corp.	5,000	274,550
SBC Communications, Inc.	22,300	578,685
Verizon Communications, Inc.	6,500	255,970

		1,109,205

Electric Utilities — 1.0%
Exelon Corp.	7,400	271,506
FirstEnergy Corp.	9,600	394,368
PG&E Corp.(a)	13,100	398,240
PNM Resources, Inc.	4,500	101,295
TXU Corp.	10,100	483,992

		1,649,401

Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.(a)	26,500	571,605
BEI Technologies, Inc.	2,630	72,062
Checkpoint Systems, Inc.(a)	4,600	71,622
FLIR Systems, Inc.(a)	5,000	292,500
Sanmina-SCI Corp.(a)	11,600	81,780
Sypris Solutions, Inc.	5,600	76,440
ThermoGenesis Corp.(a)	11,100	53,280

		1,219,289

Energy Equipment & Services — 2.2%
BJ Services Co.	8,100	424,521
Cal Dive International, Inc.(a)	2,360	84,063
ENSCO International, Inc.	9,000	294,030
GlobalSantaFe Corp.	13,700	419,905
Grey Wolf, Inc.(a)	17,950	87,776
Halliburton Co.	18,200	613,158
Maverick Tube Corp.(a)	3,140	96,743
Oil States International, Inc.(a)	4,450	83,215
Patterson-UTI Energy, Inc.	5,900	112,513
Schlumberger, Ltd.	14,100	949,071
Smith International, Inc.(a)	3,800	230,774
Superior Energy Services, Inc.(a)	6,850	88,502
Unit Corp.(a)	2,850	99,978

		3,584,249

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	4,600	191,176
The Kroger Co.(a)	32,800	509,056
Whole Foods Market, Inc.	5,300	454,687

		1,154,919

Food Products
Peet’s Coffee & Tea, Inc.(a)	1,450	33,916

Gas Utilities — 0.1%
ONEOK, Inc.	4,100	106,682

Health Care Equipment & Supplies — 0.8%
Alcon, Inc.	3,100	248,620
ArthroCare, Corp.(a)	2,330	68,246
Closure Medical Corp.(a)	4,300	61,232
Cooper Cos., Inc. (The)	3,600	246,780
Endocardial Solutions, Inc.(a)	4,850	56,114
Guidant Corp.	5,600	369,824
Hologic, Inc.(a)	3,500	67,445
Intuitive Surgical, Inc.(a)	1,760	43,560
Orthovita, Inc.(a)	13,550	60,636
The Spectranetics Corp.(a)	13,000	66,430

		1,288,887

Health Care Providers & Services — 1.7%
Accredo Health, Inc.(a)	2,700	63,639
Amedisys, Inc.(a)	800	23,960
America Service Group, Inc.(a)	2,700	110,808
American Healthways, Inc.(a)	3,300	96,063
Caremark Rx, Inc.(a)	13,400	429,738
CIGNA Corp.	5,700	396,891
Covance, Inc.(a)	4,100	163,877
Express Scripts, Inc.(a)	6,600	431,244
Kindred Healthcare, Inc.(a)	4,050	98,820
LabOne, Inc.(a)	3,500	102,305
Medco Health Solutions, Inc.(a)	6,316	195,164
Pediatrix Medical Group, Inc.(a)	3,400	186,490
Pharmaceutical Product Development, Inc.(a)	5,000	180,000
WellPoint Health Networks, Inc.(a)	2,300	241,707

		2,720,706

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.(a)	3,400	105,910
CEC Entertainment, Inc.(a)	2,700	99,225
McDonald’s Corp.	8,700	243,861
Multimedia Games, Inc.(a)	3,750	58,125
RARE Hospitality International, Inc.(a)	3,030	80,749
Scientific Games Corp. (Class “A” Stock)(a)	8,400	160,440
Sonic Corp.(a)	3,200	82,016
Starbucks Corp.(a)	12,600	572,796
WMS Industries, Inc.(a)	4,500	115,605

		1,518,727

Household Durables — 0.8%
Harman International Industries, Inc.	6,400	689,600
Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	6,500	260,650
Meritage Corp.(a)	1,700	133,620
Snap-on, Inc.	3,400	93,704
Standard Pacific Corp.	2,900	163,473

		1,341,047

Household Products — 0.4%
Kimberly-Clark Corp.	5,600	361,704
Procter & Gamble Co.	6,600	357,192

		718,896

Industrial Conglomerates — 1.4%
General Electric Co.	41,800	1,403,644
Gentek, Inc.(a)	442	17,702
Phelps Dodge Corp.	3,500	322,105
Tyco International, Ltd. (Bermuda)	15,700	481,362

		2,224,813

Insurance — 2.0%
Affirmative Insurance Holdings, Inc.(a)	4,200	66,276
Allstate Corp.	5,700	273,543
American International Group, Inc.	8,312	565,133
American Medical Security Group, Inc.(a)	3,700	118,363
Commerce Group, Inc.	2,700	130,680
Delphi Financial Group, Inc.	1,850	74,315
Genworth Financial, Inc. (Class “A” Stock)	15,600	363,480
Infinity Property & Casualty Corp.	3,600	106,308
Loews Corp.	6,200	362,700
Philadelphia Consolidated Holding Corp.(a)	3,100	170,872
ProAssurance Corp.(a)	2,020	70,740
Protective Life Corp.	1,900	74,689
St. Travelers Paul Cos., Inc. (The)	11,117	367,528
XL Capital Ltd. (Class “A” Stock) (Bermuda)	8,000	591,920

		3,336,547

Internet & Catalog Retail — 0.5%
eBay, Inc.(a)	9,100	836,654
School Specialty, Inc.(a)	1,200	47,292

		883,946

Internet Software & Services — 1.1%
CNET Networks, Inc.(a)	8,650	79,147
Digitas, Inc.(a)	14,200	109,766
Google, Inc. (Class “A” stock)(a)	1,700	220,320
InfoSpace, Inc.(a)	2,330	110,419
j2 Global Communications, Inc.(a)	3,200	101,088
Jupitermedia Corp.(a)	3,850	68,530
Keynote Systems, Inc.(a)	8,450	119,652
RADWARE, Ltd.(a)	3,400	74,800
ValueClick, Inc.(a)	11,300	106,672
Yahoo!, Inc.(a)	25,500	864,705

		1,855,099

IT Consulting & Services
Lionbridge Technologies, Inc.(a)	7,450	63,996

Leisure Equipment & Products — 0.1%
K2, Inc.(a)	7,050	100,886

Machinery — 0.1%
Ceradyne, Inc.(a)	2,100	92,211
Wabash National Corp.(a)	2,300	63,181

		155,392

Media — 1.0%
DIRECTV Group, Inc. (The)(a)	26,505	466,223
Image Entertainment, Inc.(a)	14,500	60,030
News Corp., Ltd., ADR (Australia)	7,867	246,473
NTN Communications, Inc.(a)	20,750	53,950
Scholastic Corp.(a)	2,600	80,314
Sinclair Broadcast Group, Inc. (Class “A” Stock)	12,100	88,330
UnitedGlobalCom, Inc.(a)	4,511	33,697
Univision Communications, Inc. (Class “A” Stock)(a)	12,500	395,125
Viacom, Inc. (Class “B” Stock)	7,000	234,920

		1,659,062

Metals & Mining
Brush Engineered Materials, Inc.(a)	2,100	43,491

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Multi-line Retail — 0.3%
Target Corp.	11,200	506,800

Multi-Utilities — 0.4%
Dominion Resources, Inc.	5,300	345,825
Sempra Energy	8,200	296,758

		642,583

Office Electronics — 0.3%
Xerox Corp.(a)	39,500	556,160

Oil & Gas — 2.5%
Cabot Oil & Gas Corp.	5,200	233,480
Chesapeake Energy Corp.	8,700	137,721
Eni S.p.A. ADR (Italy)	3,900	437,970
Exxon Mobil Corp.	9,100	439,803
Kerr-McGee Corp.	4,100	234,725
Nexen, Inc. (Canada)	10,600	442,974
Occidental Petroleum Corp.	9,100	508,963
Suncor Energy, Inc. (Canada)	22,600	723,426
Swift Energy Co.(a)	5,400	129,384
Total SA (France)	1,840	374,786
Total SA ADR (France)	3,948	403,367

		4,066,599

Paper & Forest Products — 0.5%
Boise Cascade Corp.	8,000	266,240
Georgia-Pacific Corp.	9,600	345,120
International Paper Co.	6,300	254,583

		865,943

Personal Products — 0.5%
Avon Products, Inc.	8,500	371,280
Chattem, Inc.(a)	4,500	145,125
Estee Lauder Cos., Inc. (Class “A” Stock)	6,900	288,420

		804,825

Pharmaceuticals — 2.0%
Allergan, Inc.	4,700	340,985
AstraZeneca PLC, ADR (United Kingdom)	6,000	246,780
AtheroGenics, Inc.(a)	1,350	44,483
Barr Laboratories, Inc.(a)	2,100	87,003
Bradley Pharmaceuticals, Inc. (Class “A” Stock)(a)	3,250	66,137
Cypress Biosciences, Inc.(a)	4,350	50,765
Durect Corp.(a)	14,550	20,370
Eli Lilly and Co.	5,700	342,285
IVAX Corp.(a)	4,250	81,387
K-V Pharmaceutical Co. (Class “B” Stock)(a)	7,450	137,229
Novartis AG, ADR (Switzerland)	17,000	793,390
Oscient Pharmaceuticals Corp.(a)	3,600	12,780
Pfizer, Inc.	10,484	320,810
Roche Holdings, Ltd. ADR (Switzerland)	4,400	454,553
Wyeth	5,300	198,220

		3,197,177

Real Estate — 0.1%
BioMed Reality Trust, Inc.	4,400	77,396
Saxon Capital, Inc.(a)	3,650	78,475

		155,871

Real Estate Investment Trust — 0.1%
Entertainment Properties Trust	3,300	124,740
SL Green Realty Corp.	2,100	108,801

		233,541

Road & Rail — 0.1%
Old Dominion Freight Lines, Inc.(a)	3,200	92,192
Vitran Corp., Inc.(a)	5,200	77,324

		169,516

Semiconductors & Semiconductor Equipment — 1.2%
02Micro International Ltd.(a)	7,150	76,791
Agere Systems, Inc. (Class “B” Stock)(a)	189,400	193,188
FormFactor, Inc.(a)	3,300	63,921
Intel Corp.	12,600	252,756
LogicVision, Inc.(a)	15,900	26,871
Marvell Technology Group Ltd. (Bermuda)(a)	14,100	368,433
Maxim Integrated Products, Inc.	6,900	291,801
Microsemi Corp.(a)	5,000	70,500
Mykrolis Corp.(a)	4,350	43,805
Sigmatel, Inc.(a)	3,850	81,658
Silicon Image, Inc.(a)	5,550	70,152
SRS Labs, Inc.(a)	12,300	65,436
Texas Instruments, Inc.	11,800	251,104
Ultratech, Inc.(a)	4,450	69,731
Zoran Corp.(a)	4,350	68,382

		1,994,529

Software — 1.9%
Electronic Arts, Inc.(a)	11,500	528,885
Embarcadero Technologies, Inc.(a)	8,250	69,795
Mercury Interactive Corp.(a)	6,700	233,696
Merge Technologies, Inc.(a)	5,400	93,204
Microsoft Corp.	41,800	1,155,770
NAVTEQ Corp.(a)	3,400	121,176
Open Solutions, Inc.(a)	3,800	94,886
SafeNet, Inc.(a)	2,400	63,312

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
SAP AG, ADR(Germany)	11,000	428,450
Symantec Corp.(a)	4,100	225,008
Synplicity, Inc.(a)	9,250	47,730

		3,061,912

Specialty Retail — 1.5%
Aaron Rents, Inc.	6,125	133,280
Bed Bath & Beyond, Inc.(a)	8,900	330,279
Casual Male Retail Group, Inc.(a)	12,400	64,976
Charlotte Russe Holding, Inc.(a)	6,550	75,194
Chico’s FAS, Inc.(a)	9,600	328,320
Cost Plus, Inc.(a)	2,980	105,433
CSK Auto Corp.(a)	5,400	71,928
Guitar Center, Inc.(a)	1,800	77,940
Jos. A. Bank Clothiers, Inc.(a)	3,412	94,444
Lowe’s Cos., Inc.	6,800	369,580
Movie Gallery, Inc.	3,200	56,096
Tiffany & Co.	7,700	236,698
Toys ‘R’ Us, Inc.(a)	19,700	349,478
Williams-Sonoma, Inc.(a)	3,600	135,180

		2,428,826

Telecommunications
NTL, Inc.(a)	250	15,518

Textiles & Apparel — 0.2%
Ashworth, Inc.(a)	9,650	79,130
Oxford Industries, Inc.	1,890	70,403
Phillips-Van Heusen Corp.	6,400	142,592

		292,125

Thrifts & Mortgage Finance — 0.2%
Freddie Mac	3,800	247,912

Tobacco — 0.3%
Altria Group, Inc.	10,600	498,624

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class “A” Stock)(a)	19,700	302,395
AT&T Wireless Services, Inc.(a)	11,400	168,492

		470,887

TOTAL COMMON STOCKS
(cost $55,094,765)		64,970,882

WARRANTS & RIGHTS(a)
Gentek, Inc. expiring 10/31/08	444	1,310
Gentek, Inc. expiring 10/31/10	216	961
McLeodUSA, Inc. expiring 04/16/07	2,311	254
United Mexican States, expiring 06/01/05	1,300,000	24,700
United Mexican States, expiring 06/01/07	1,300,000	26,650
United Mexican States, expiring 06/30/06	1,300,000	29,900
XM Satellite Radio, Inc. expiring 03/03/10	100	1

TOTAL WARRANTS & RIGHTS
(cost $85)		83,776

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
CORPORATE BONDS — 20.8%
Advertising — 0.1%
Vertis, Inc. Sec’d. Notes
	9.75%	04/01/09	B2	$145	$155,875

Aerospace & Defense — 0.5%
Alliant Techsystems, Inc. Sr. Sub. Notes
	8.50%	05/15/11	B2	75	81,750
Argo-Tech Corp. Sr. Notes
	9.25%	06/01/11	B3	20	21,450
BE Aerospace, Inc. Sr. Sub. Notes
	8.875%	05/01/11	Caa3	115	116,437
Esterline Technologies Corp. Sr. Sub. Notes
	7.75%	06/15/13	B1	125	133,750
K&F Industries, Inc. Sr. Sub. Notes
	9.625%	12/15/10	B3	75	83,437
Sr. Sub. Notes, Ser. B
	9.25%	10/15/07	B3	78	79,463
L-3 Communications Corp. Sr. Sub. Notes
	7.625%	06/15/12	Ba3	125	137,500
Sequa Corp. Sr. Notes
	8.875%	04/01/08	B1	100	108,500
Standard Aero Holdings, Inc. Sr. Sub. Notes
	8.25%	09/01/14	Caa1	45	46,575

					808,862

Airlines — 0.2%
AMR Corp.
Debs.
	10.00%	04/15/21	Caa2	50	27,500
Notes
	10.40%	03/10/11	Caa2	100	56,000
Continental Airlines, Inc.
Pass-thru Certs., Ser. 96-C69
	9.50%	10/15/13	B3	63	45,729
Pass-thru Certs., Ser. 98-1B
	6.748%	03/15/17	Ba2	39	29,786

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Pass-thru. Certs., Ser. 99-1B
	6.795%	08/02/18		Ba2	70	55,936
Delta Air Lines, Inc. Notes
	8.30%	12/15/29		Ca	135	31,725

						246,676

Auto Parts & Equipment — 0.2%
ArvinMeritor, Inc. Notes
	8.75%	03/01/12		Ba1	175	193,812
Collins & Aikman Products Co. Gtd. Notes
	10.75%	12/31/11		B2	25	25,000
Sr. Sub. Notes
	12.875%	08/15/12		B3	15	13,838
Navistar International Corp. Gtd. Notes
	9.375%	06/01/06		Ba3	40	42,900
TRW Automotive Sr. Notes
	9.375%	02/15/13		B1	58	66,265
Visteon Corp. Notes
	7.00%	03/10/14		Ba1	25	23,750

						365,565

Broadcasting & Other Media — 0.3%
Alliance Atlantis Commerce, Inc. (Canada) Sr. Sub. Notes
	13.00%	12/15/09		B1	75	81,094
Entercom Radio LLC Gtd. Notes
	7.625%	03/01/14		Ba3	25	26,875
Granite Broadcasting, Corp. Sr. Sec’d. Notes
	9.75%	12/01/10		B3	65	60,125
Gray Television, Inc. Sr. Sub. Notes
	9.25%	12/15/11		B2	125	140,312
Paxson Communications Corp. Gtd. Notes
	10.75%	07/15/08		Caa1	125	125,625

						434,031

Building & Construction — 0.4%
Ainsworth Lumber Co. Ltd. Sr. Notes
	6.75%	03/15/14		B2	130	125,125
American Standard, Inc. Sr. Notes
	7.375%	04/15/05		Ba2	125	127,500
D.R. Horton, Inc. Sr. Notes
	7.875%	08/15/11		Ba1	200	231,250
KB HOME Sr. Sub. Notes
	8.625%	12/15/08		Ba2	80	90,000
THL BUILDCO (Nortek, Inc.)
Sr. Sub. Notes
	8.50%	09/01/14		B3	75	78,562

						652,437

Business Services — 0.2%
Iron Mountain, Inc. Gtd. Notes
	8.625%	04/01/13		B3	95	103,075
R.H. Donnelley Corp. Sr. Sub. Notes
	10.875%	12/15/12		B2	150	181,875

						284,950

Cable — 0.7%
Callahan Nordrhein Westfalen (Germany) Sr. Disc. Notes, Zero Coupon (until 7/15/05)
	16.00%	07/15/10	(c)	Ca	250	11,250
Charter Communications Holdings LLC
Sr. Disc. Notes, Zero Coupon (until 05/15/06)
	11.75%	05/15/11		Ca	450	279,000
Sr. Notes
	10.25%	01/15/10		Ca	150	120,375
Charter Communications Operating LLC Sr. Notes
	8.00%	04/30/12		B2	100	99,750
Charter Community Hldgs. Sr. Notes
	10.25%	09/15/10		Caa1	50	51,063
CSC Holdings, Inc.
Sr. Notes
	7.875%	12/15/07		B1	54	57,307
Sr. Notes, Ser. B
	8.125%	07/15/09		B1	25	26,563
DIRECTV Holdings LLC Sr. Notes
	8.375%	03/15/13		B1	85	96,687
Echostar DBS Corp. Gtd. Note
	6.625%	10/01/14		Ba3	100	99,375
Kabel Deutschland GmbH (Germany) Sr. Notes
	10.625%	07/01/14		B2	100	109,000
Rogers Cablesystems, Inc., (Canada) Sr. Notes
	10.00%	03/15/05		Ba2	200	205,750

						1,156,120

Chemicals — 1.0%
BCP Caylux Holdings SCA (Luxembourg) Sr. Sub. Notes

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
	9.625%	06/15/14	B3	30	32,400
Borden United States Finance Corporation / Borden Sec’d Notes
	9.00%	07/15/14	B3	50	52,500
Equistar Chemicals LP Sr. Notes
	10.125%	09/01/08	B2	55	62,012
	10.625%	05/01/11	B2	55	62,700
Hercules, Inc. Debs.
	6.60%	08/01/27	Ba1	150	150,000
Gtd. Notes
	6.75%	10/15/29	Ba3	25	25,500
	11.125%	11/15/07	Ba2	50	59,375
Huntsman Advanced Materials Sr. Sec’d. Notes
	11.00%	07/15/10	B2	35	40,600
Huntsman ICI Chemicals LLC Sr. Sub. Notes
	10.125%	07/01/09	Caa1	50	52,500
Huntsman LLC Gtd. Notes
	11.50%	07/15/12	B3	30	33,113
	11.625%	10/15/10	B2	55	63,662
IMC Global, Inc. Debs.
	6.875%	07/15/07	B2	100	106,000
Innophos, Inc. Sr. Sub. Notes
	8.875%	08/15/14	B3	50	53,250
Johnsondiversey Holdings, Inc. Gtd. Notes
	9.625%	05/15/12	B2	35	39,200
Sr. Disc. Notes
	10.67%	05/15/13	B3	75	61,875
Lyondell Chemical Co. Sec’d. Notes
	9.875%	05/01/07	B1	45	47,531
Nalco Co. Sr. Notes
	7.75%	11/15/11	B2	125	132,500
Sr. Sub. Notes
	8.875%	11/15/13	Caa1	25	26,875
OM Group, Inc. Gtd. Notes
	9.25%	12/15/11	Caa1	105	109,463
Rhodia SA Sr. Notes
	10.25%	06/01/10	B3	200	207,000
Sr. Sub Notes
	8.875%	06/01/11	Caa1	100	87,000
Rockwood Specialties, Inc. Sr. Sub. Notes
	10.625%	05/15/11	B3	50	55,000
Westlake Chemical Corp. Gtd. Notes
	8.75%	07/15/11	Ba2	49	55,003

					1,615,059

Commercial Banks — 0.1%
Kazkommerts International BV Gtd. Notes
	7.875%	04/07/14	Baa2	95	91,438

Commercial Services — 0.2%
UGS Corp. Sr. Sub. Notes
	10.00%	06/01/12	B3	175	190,750
Unisys Corp. Sr. Notes
	8.125%	06/01/06	Ba1	75	79,969
United Rentals North America, Inc. Gtd. Notes
	6.50%	02/15/12	B1	100	96,250

					366,969

Consumer Products — 0.2%
Amscan Holdings, Inc. Sr. Sub. Notes
	8.75%	05/01/14	B3	75	76,500
Coinmach Corp. Sr. Notes
	9.00%	02/01/10	B2	90	93,375
Levi Strauss & Co. Sr. Notes
	12.25%	12/15/12	Ca	50	52,875
Rayovac Corp. Sr. Sub. Notes
	8.50%	10/01/13	B3	100	108,500

					331,250

Containers & Packaging — 0.7%
Anchor Glass Container Corp.
	11.00%	02/15/13	B2	50	57,000
Berry Plastics Corp. Gtd. Notes
	10.75%	07/15/12	B3	100	113,000
Graham Packaging Co., Inc. Sr. Notes
	8.50%	10/15/12	Caa1	25	25,500
Sr. Sub. Notes
	9.875%	10/15/14	Caa2	75	76,781
Graham Packaging Holding Co. Sr. Disc. Notes
	10.75%	01/15/09	Caa2	275	286,000
Greif Brothers Corp. Sr. Sub. Notes
	8.875%	08/01/12	B2	175	195,125
Owens-Brockway Glass Container Sr. Gtd. Sec’d. Notes
	8.75%	11/15/12	B2	215	238,650
Portola Packaging, Inc. Sr. Notes
	8.25%	02/01/12	B2	75	58,875

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)		Value
Rexnord Corp. Sr. Sub. Notes
	10.125%	12/15/12	B3		100	113,000
Silgan Holdings, Inc. Sr. Sub. Notes
	6.75%	11/15/13	B1		50	51,000

						1,214,931

Diversified Financials — 0.6%
Citigroup, Inc. Unsub. Notes
	1.275%	12/28/04	Aa1	JPY	3,000	27,296
European Investment Bank Sr. Notes (Japan)
	0.875%	11/08/04	Aaa	JPY	10,000	90,777
General Motors Acceptance Corp. Notes
	6.875%	09/15/11	A3		$750	786,767

						904,840

Diversified Manufacturing — 0.3%
Amsted Industries, Inc. Sr. Notes
	10.25%	10/15/11	B3		75	82,500
Invensys PLC Sr. Notes
	9.875%	03/15/11	B3		115	117,875
Koppers, Inc. Gtd. Notes
	9.875%	10/15/13	B2		50	55,250
Motors & Gears, Inc. Notes
	10.75%	11/15/06	Caa1		25	23,125
Mueller Group, Inc. Sr. Sub. Notes
	10.00%	05/01/12	Caa1		45	48,600
SPX Corp. Sr. Notes
	7.50%	01/01/13	Ba3		45	45,731
Stena AB Sr. Notes
	7.50%	11/01/13	Ba3		100	100,125
Tyco International Group SA Gtd. Notes
	6.125%	11/01/08	Baa3		25	27,114
	6.75%	02/15/11	Baa3		25	28,128

						528,448

Electric Utilities — 2.3%
AES Corp. Sr. Notes
	9.375%	09/15/10	B2		275	309,719
	9.50%	06/01/09	B2		25	27,937
AES Eastern Energy LP, Pass-thru. Certs., Ser. 99-A
	9.00%	01/02/17	Ba1		38	42,996
Allegheny Energy Supply Co., LLC Notes
	8.25%	04/15/12	B3		30	33,150
Calpine Corp. Sr. Notes
	8.50%	02/15/11	Caa1		230	147,200
	8.75%	07/15/13	B(e)		140	105,700
CMS Energy Corp. Sr. Notes
	7.50%	01/15/09	B3		125	130,937
	8.50%	04/15/11	B3		50	54,500
Edison Mission Energy Sr. Notes
	7.73%	06/15/09	B1		150	157,500
Empresa Nacional De Electricidad SA Notes
	8.35%	08/01/13	Ba2		210	234,413
	8.625%	08/01/15	Ba2		55	62,871
Homer City Funding LLC Gtd. Notes
	8.137%	10/01/19	Ba2		50	54,945
Midland Funding Corp. Debs.
	13.25%	07/23/06	Ba3		205	231,543
Midwest Generation LLC
Pass-thru Certs., Ser. A
	8.30%	07/02/09	B1		35	36,750
Pass-thru Certs., Ser. B
	8.56%	01/02/16	B1		70	73,500
Sec’d Notes
	8.75%	05/01/34	B1		75	81,750
Nevada Power Co.
Gen. Ref. Mtge.
	6.50%	04/15/12	Ba2		50	51,625
Notes
	10.875%	10/15/09	Ba2		5	5,794
NRG Energy, Inc.
	8.00%	12/15/13	B2		195	208,894
Orion Power Holdings, Inc. Sr. Notes
	12.00%	05/01/10	B2		140	175,000
PG&E Corp. First Mtge. Notes
	(b)2.30%	04/03/06	Baa2		300	300,276
PPL Capital Funding Trust I Sub. Notes
	7.29%	05/18/06	Ba1(e)		275	289,655
Reliant Resources, Inc. Sec’d. Notes
	9.50%	07/15/13	B1		140	152,075
Sierra Pacific Resources
Notes
	8.75%	05/15/05	B2		125	127,969
Sr. Notes
	8.625%	03/15/14	B2		40	43,400
Southern California Edison Co. First Mtge. Notes
	8.00%	02/15/07	A3		250	276,722
TECO Energy, Inc.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
Notes
	7.50%	06/15/10	Ba2	175	189,000
TNP Enterprises, Inc. Sr. Sub. Notes
	10.25%	04/01/10	B2	100	107,500
TXU Energy Co. LLC
	2.38%	01/17/06	Baa2	100	100,240
UtiliCorp Canada Finance Corp. Gtd. Notes (Canada)
	7.75%	06/15/11	B2	15	15,300

					3,828,861

Electronic Equipment & Instruments — 0.1%
Celestica Inc Sr. Sub. Notes
	7.875%	07/01/11	Ba3	50	51,875
Sanmina-SCI Corp. Gtd. Notes
	10.375%	01/15/10	Ba2	50	57,188

					109,063

Energy — 1.6%
Aquila, Inc. Sr. Notes
	9.95%	02/01/11	B2	115	126,500
Chesapeake Energy Corp. Sr. Notes
	8.375%	11/01/08	Ba3	165	179,850
Dynegy Holdings, Inc. Sr. Sec’d. Notes
	10.125%	07/15/13	B3	180	207,000
El Paso Corp. Sr. Notes
	7.00%	05/15/11	Caa1	325	313,625
Sr. Notes, MTN
	7.75%	01/15/32	Caa1	200	174,500
	7.80%	08/01/31	Caa1	100	87,750
Forest Oil Corp. Sr. Notes
	8.00%	06/15/08	Ba3	40	44,200
Gemstone Investors, Ltd. Gtd. Sr. Notes
	7.71%	10/31/04	Caa1	140	140,344
GulfTerra Energy Partners LP Sr. Notes
	6.25%	06/01/10	Ba3	100	110,500
Hanover Compressor Co. Sr. Notes
	8.625%	12/15/10	B3	50	54,250
Hanover Equipment Trust Sec’d. Notes
	8.75%	09/01/11	B2	95	103,788
Magnum Hunter Resources, Inc. Gtd. Notes
	9.60%	03/15/12	B2	10	11,300
Newfield Exploration Co. Sr. Sub. Notes
	8.375%	08/15/12	Ba3	50	56,250
Pacific Energy Partners Finance
	7.125%	06/15/14	Ba2	25	27,063
Plains All American Pipeline LP Sr. Notes
	7.75%	10/15/12	Baa3	25	29,391
Premcor Refining Group, Inc. Gtd. Notes
	6.75%	05/01/14	Ba3	20	20,700
Sr. Notes
	9.50%	02/01/13	Ba3	100	117,750
Sr. Sub. Notes
	7.75%	02/01/12	B2	50	54,500
Stone Energy Corp. Sr. Sub. Notes
	8.25%	12/15/11	B2	90	96,975
Tennessee Gas Pipeline Co. Debs.
	7.00%	03/15/27	B1	90	94,500
	7.00%	10/15/28	B1	50	47,500
	7.625%	04/01/37	B1	145	144,275
Vintage Petroleum, Inc. Sr. Notes
	8.25%	05/01/12	Ba3	50	55,625
Williams Cos., Inc. Notes
	7.125%	09/01/11	B3	225	246,937
	8.125%	03/15/12	B3	40	46,100

					2,591,173

Food Products — 0.5%
Agrilink Foods, Inc. Sr. Sub. Notes
	11.875%	11/01/08	B3	25	26,125
Del Monte Corp. Sr. Sub. Notes
	8.625%	12/15/12	B2	100	111,250
Delhaize America, Inc. Gtd. Notes.
	8.125%	04/15/11	Ba1	175	199,854
Dole Food, Inc. Gtd. Notes
	7.25%	06/15/10	B2	75	77,437
Sr. Notes
	8.625%	05/01/09	B2	50	54,500
	8.875%	03/15/11	B2	50	54,375
Pathmark Stores, Inc. Gtd. Notes
	8.75%	02/01/12	B3(e)	140	130,900
Smithfield Foods, Inc. Sr. Notes
	8.00%	10/15/09	Ba2	70	77,175
Stater Bros. Holdings, Inc. Sr. Notes
	8.125%	06/15/12	B1	25	26,188

					757,804

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Funeral Services — 0.1%
Alderwoods Group Inc. Sr. Notes
	7.75%	09/15/12		B2	75	79,312
Service Corp. International Notes
	6.50%	03/15/08		B1	75	78,094
Sr. Notes
	6.00%	12/15/05		B1	10	10,275

						167,681

Gaming — 1.0%
Argosy Gaming Co. Sr. Sub. Notes
	7.00%	01/15/14		B1	50	51,563
	9.00%	09/01/11		Ba3	50	56,125
Aztar Corp. Sr. Sub. Notes
	9.00%	08/15/11		Ba3	150	166,125
Boyd Gaming Corp. Sr. Sub. Notes
	8.75%	04/15/12		B1	90	100,350
Caesars Entertainment, Inc. Sr. Sub. Notes
	8.125%	05/15/11		Ba2	25	28,875
	8.875%	09/15/08		Ba2	40	45,600
	9.375%	02/15/07		Ba2	45	50,175
Isle of Capri Casinos, Inc. Sr. Sub. Notes
	7.00%	03/01/14		B2	50	50,250
Kerzner International Ltd. (Bahamas) Sr. Sub. Notes
	8.875%	08/15/11		B2	125	137,031
MGM Mirage, Inc. Gtd. Notes
	9.75%	06/01/07		Ba2	205	227,806
Sr. Notes
	6.00%	10/01/09		Ba1	275	278,781
Mohegan Tribal Gaming Authority Sr. Sub. Notes
	6.375%	07/15/09		Ba3	50	51,875
	8.00%	04/01/12		Ba3	45	49,725
Station Casinos, Inc. Sr. Notes
	6.00%	04/01/12		Ba3	75	76,875
Venetian Casino Resort LLC Notes
	11.00%	06/15/10		B2	175	202,563
Wynn Las Vegas LLC Second Mtge.
	12.00%	11/01/10		B3	100	125,000

						1,698,719

Health Care — 1.6%
AIG II (Cayman Islands) Sec’d. Notes, M.T.N.
	1.20%	01/26/05		Aaa	JPY74,000	673,765
Alliance Imaging, Inc. Sr. Sub. Notes
	10.375%	04/15/11		B3	$135	146,644
Concentra Operating Corp. Gtd. Notes
	9.125%	06/01/12		B3	75	82,125
	9.50%	08/15/10		B3	50	55,250
HCA, Inc. Notes
	7.125%	06/01/06		Ba1	100	105,499
	8.36%	04/15/24		Ba1	100	111,496
	9.00%	12/15/14		Ba1	100	121,759
HEALTHSOUTH Corp. Sr. Sub. Notes
	8.50%	02/01/08	(c)	Caa2	150	152,250
Iasis Healthcare Corp. LLC Sr. Sub. Notes
	8.75%	06/15/14		B3	40	41,900
Inverness Medical Innovations, Inc. Sr. Sub. Notes
	8.75%	02/15/12		Caa1	105	105,525
Magellan Health Services, Inc. Sr. Notes
	9.375%	11/15/08		B3	188	203,924
Mariner Health Care, Inc. Sr. Sub. Notes
	8.25%	12/15/13		B3	105	112,875
Medco Health Solutions, Inc. Sr. Notes
	7.25%	08/15/13		Ba1	30	33,440
Medical Device Manufacturing, Inc. Gtd. Notes
	10.00%	07/15/12		Caa1	75	79,500
MedQuest, Inc. Sr. Sub. Notes
	11.875%	08/15/12		B3	125	142,500
NeighborCare, Inc. Sr. Sub. Notes
	6.875%	11/15/13		Ba3	35	36,400
Res-Care, Inc. Gtd. Notes
	10.625%	11/15/08		B2	140	151,200
Select Medical Corp. Sr. Sub. Notes
	7.50%	08/01/13		B2	35	36,750
	9.50%	06/15/09		B2	70	76,125
Tenet Healthcare Corp. Sr. Notes
	5.375%	11/15/06		B3	50	50,187
	6.375%	12/01/11		B3	50	44,875
	6.50%	06/01/12		B3	50	44,750

						2,608,739

Hospitals
Vanguard Health Holding Co. LLC Sr. Sub. Notes
	9.00%	10/01/14		Caa1	75	75,188

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Hotels, Restaurants & Leisure — 1.0%
AMC Entertainment, Inc. Sr. Sub. Notes
	8.00%	03/01/14		B3	35	32,900
Felcor Lodging LP Sr. Notes
	5.84%	06/01/11	(b)	B1	50	50,500
	9.00%	06/01/11		B1	50	55,000
	10.00%	09/15/08		B1	18	18,900
Felcor Suites LP Gtd. Sr. Notes
	7.625%	10/01/07		B1	75	79,125
Hilton Hotels Corp. Notes
	7.625%	12/01/12		Baa3	20	23,250
Host Marriott LP Gtd. Notes
	9.50%	01/15/07		Ba3	250	276,875
Sr. Notes
	7.00%	08/15/12		Ba3	100	105,250
	7.125%	11/01/13		Ba3	45	47,250
ITT Corp. Debs.
	7.375%	11/15/15		Ba1	175	190,750
Notes
	6.75%	11/15/05		Ba1	70	72,450
K2, Inc. Sr. Notes
	7.375%	07/01/14		Ba3	50	53,000
LCE Acquisition Corp. Gtd. Notes
	9.00%	08/01/14		B3	40	41,300
Marquee, Inc. Sr. Notes
	8.625%	08/15/12		B2	75	79,500
Royal Caribbean Cruises Ltd. Sr. Notes
	6.875%	12/01/13		Ba2	25	26,625
	8.00%	05/15/10		Ba2	100	112,625
Six Flags, Inc. Sr. Notes
	9.625%	06/01/14		B3	75	70,125
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Notes
	7.375%	05/01/07		Ba1	120	129,300
	7.875%	05/01/12		Ba1	55	62,219
Vail Resorts, Inc. Sr. Sub. Notes
	6.75%	02/15/14		B2	60	60,600

						1,587,544

Machinery — 0.5%
Case New Holland, Inc. Sr. Notes
	9.25%	08/01/11		Ba3	125	140,000
Flowserve Corp. Gtd. Notes
	12.25%	08/15/10		B2	50	56,500
Joy Global, Inc. Gtd. Notes, Ser. B
	8.75%	03/15/12		B1	150	169,500
Manitowoc, Inc. Sr. Sub. Notes
	10.50%	08/01/12		B2	150	172,875
Terex Corp. Gtd. Notes
	7.375%	01/15/14		B3	25	26,250
	10.375%	04/01/11		B3	155	175,150
Sr. Sub. Notes
	9.25%	07/15/11		B3	45	50,400
Thermadyne Holdings Corp. Gtd. Notes
	9.25%	02/01/14		Caa1	50	48,625

						839,300

Metals & Mining — 0.5%
AK Steel Corp. Gtd. Notes
	7.75%	06/15/12		B3	70	68,425
Arch Western Finance Sr. Notes
	7.50%	07/01/13		Ba2	75	80,625
Century Aluminum Co. Sr. Notes
	7.50%	08/15/14		B1	75	78,938
CSN Islands VII Corp. Gtd. Notes
	10.75%	09/12/08		NA	80	89,200
Foundation Penn. Coal Co. Sr. Notes
	7.25%	08/01/14		B1	75	79,687
Ispat Inland ULC Sr. Sec’d. Notes
	9.75%	04/01/14		B3	215	237,037
Russel Metals, Inc. Sr. Notes
	6.375%	03/01/14		Ba3	160	160,000
United States Steel LLC Sr. Notes
	10.75%	08/01/08		B1	75	88,500

						882,412

Miscellaneous Services — 0.1%
Great Lakes Dredge & Dock Corp. Sr. Sub. Notes
	7.75%	12/15/13		Caa2	15	12,975
Jostens IH Corp. Gtd. Notes
	7.625%	10/01/12		B3	115	115,575
Sensus Metering Systems, Inc. Sr. Sub. Notes
	8.625%	12/15/13		Caa1	90	91,800

						220,350

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Office Equipment & Supplies — 0.1%
Xerox Corp. Sr. Notes
	6.875%	08/15/11		Ba2	125	130,625
Sr. Notes
	7.625%	06/15/13		Ba2	75	81,000

						211,625

Oil & Gas Equipment — 0.4%
Crown European Holdings SA Notes
	9.50%	03/01/11		B1	100	111,500
Parker Drilling Co. Sr. Notes
	9.625%	10/01/13		B2	175	195,125
Pemex Project Funding Master Trust Gtd. Notes
	8.625%	02/01/22		Baa1	250	284,250
TransMontaigne, Inc. Sr. Sub. Notes
	9.125%	06/01/10		B3	35	39,287

						630,162

Oil & Gas Exploration & Production — 0.2%
Belden Blake Corp. Sec’d. Notes
	8.75%	07/15/12		B3	75	79,875
El Paso Production Holding Co. Gtd. Notes
	7.75%	06/01/13		B3	150	150,375
Encore Acquisition Co. Sr. Sub. Notes
	6.25%	04/15/14		B2	25	25,000
Evergreen Resources, Inc. Sr. Sub. Notes
	5.875%	03/15/12		Ba3	85	87,550
Pride International, Inc. Sr. Notes
	7.375%	07/15/14		Ba2	25	27,750
The Houston Exploration Co. Sr. Sub. Notes
	7.00%	06/15/13		B2	25	26,187

						396,737

Paper & Forest Products — 0.7%
Abitibi-Consolidated, Inc.
Bonds
	8.30%	08/01/05		Ba2	150	154,875
Gtd. Notes
	5.25%	06/20/08		Ba2	50	48,438
Notes
	6.00%	06/20/13		Ba2	5	4,600
Ainsworth Lumber Co. Ltd. Sr. Notes
	7.25%	10/01/12		B2	25	25,250
Caraustar Industries, Inc. Sr. Sub. Notes
	9.875%	04/01/11		Caa1	25	26,750
Cascades, Inc. Sr. Notes
	7.25%	02/15/13		Ba1	70	73,325
Cellular Tissue Holdings, Inc. Sec’d. Notes
	9.75%	03/15/10		B2	150	152,250
Georgia-Pacific Corp. Debs.
	8.125%	06/15/23		Ba3	25	25,812
Notes
	7.50%	05/15/06		Ba3	75	79,313
	8.125%	05/15/11		Ba3	30	34,650
	8.875%	05/15/31		Ba3	195	236,437
Millar Western Forest Products, Ltd. Sr. Notes
	7.75%	11/15/13		B2	65	68,250
Norske Skog Canada, Ltd. Sr. Notes
	7.375%	03/01/14		Ba3	75	78,375
Tembec Industries, Inc. (Canada) Gtd. Notes
	7.75%	03/15/12		Ba3	80	80,400
	8.50%	02/01/11		Ba3	25	26,125

						1,114,850

Printing & Publishing — 0.7%
American Color Graphics, Inc. Notes
	10.00%	06/15/10		Caa1	80	61,600
American Media Operations, Inc. Gtd. Notes, Ser. B
	10.25%	05/01/09		B2	5	5,263
CanWest Media, Inc. (Canada) Sr. Notes, Ser. B
	7.625%	04/15/13		B1	5	5,375
Sr. Sub. Notes
	10.625%	05/15/11		B2	100	113,750
Dex Media East LLC Gtd. Notes
	12.125%	11/15/12		B2	81	100,845
Dex Media West LLC Sr. Sub. Notes
	9.875%	08/15/13		B2	229	269,075
Dex Media, Inc. Notes
	8.00%	11/15/13		B3	70	73,500
Medianews Group, Inc. Sr. Sub. Notes
	6.875%	10/01/13		B2	75	77,437
Morris Publishing Group LLC Gtd. Notes
	7.00%	08/01/13		Ba3	25	25,156
PRIMEDIA, Inc. Sr. Notes
	7.08625%	05/15/10	(b)	B3	75	75,375

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
Quebecor Media, Inc. (Canada) Sr. Disc. Notes, Zero Coupon (until 7/15/06)
	Zero	07/15/11	B2	150	144,750
Sun Media Corp. (Canada) Gtd. Notes
	7.625%	02/15/13	Ba3	175	187,250

					1,139,376

Real Estate Investment Trust — 0.5%
HMH Properties, Inc. Sr. Notes, Ser. B
	7.875%	08/01/08	Ba3	26	26,747
Intrawest Corp. (Canada) Sr. Notes
	10.50%	02/01/10	B1	200	216,000
Sr. Notes
	7.50%	10/15/13	B1	75	77,719
La Quinta Properties, Inc. Sr. Notes
	8.875%	03/15/11	Ba3	125	140,000
OMEGA Healthcare Investors, Inc. Notes
	6.95%	08/01/07	B1	100	103,500
Sr. Notes
	7.00%	04/01/14	B1	25	25,375
Senior Housing Properties Trust Sr. Notes
	8.625%	01/15/12	Ba2	50	55,625
Ventas Realty LP Sr. Notes
	8.75%	05/01/09	Ba3	40	44,600
	9.00%	05/01/12	Ba3	85	96,900

					786,466

Restaurants — 0.1%
Carrols Corp. Sr. Sub. Notes
	9.50%	12/01/08	B3	60	61,500
Dominos, Inc. Sr. Sub. Notes
	8.25%	07/01/11	B2	18	19,485

					80,985

Retail — 0.7%
Ahold Finance USA, Inc. Notes
	8.25%	07/15/10	Ba3	25	28,188
Amerigas Partners LP Sr. Notes
	8.875%	05/20/11	B2	50	55,125
Asbury Automotive Group, Inc. Sr. Sub. Notes
	8.00%	03/15/14	B3	25	24,625
AutoNation, Inc. Gtd. Notes
	9.00%	08/01/08	Ba2	35	40,250
Ferrellgas Partners LP Sr. Notes
	8.75%	06/15/12	B2	50	55,000
Finlay Fine Jewelry Corp. Sr. Notes
	8.375%	06/01/12	B1	50	53,750
General Nutrition Centers, Inc. Sr. Sub. Notes
	8.50%	12/01/10	B3	50	51,125
Group 1 Automotive, Inc. Sr. Sub. Notes
	8.25%	08/15/13	B1	75	79,125
JC Penney Co., Inc. Debs.
	7.125%	11/15/23	Ba3	75	79,312
	7.40%	04/01/37	Ba3	235	251,450
Jean Coutu Group (PJC), Inc. Sr. Notes
	7.625%	08/01/12		50	50,875
Sr. Sub. Notes
	8.50%	08/01/14	B3	45	44,662
Lazydays RV Center, Inc. Sr. Notes
	11.75%	05/15/12	B3	120	126,000
Saks, Inc. Gtd. Notes
	7.375%	02/15/19	Ba3	85	85,000
Sonic Automotive, Inc. Sr. Sub. Notes
	8.625%	08/15/13	B2	75	79,313
The Pantry, Inc. Sr. Sub. Notes
	7.75%	02/15/14	B3	85	86,275

					1,190,075

Schools
Kindercare Learning Center, Inc. Sr. Sub. Notes
	9.50%	02/15/09	B3	76	77,045

Semiconductor Equipment & Products — 0.1%
Amkor Technology, Inc. Sr. Notes
	7.125%	03/15/11	B1	25	20,500
Fairchild Semiconductor International, Inc. Sr. Sub. Notes
	10.50%	02/01/09	B2	100	107,000
ON Semiconductor Corp. Sr. Sec’d. Notes
	13.00%	05/15/08	Caa1	33	36,960

					164,460

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Telecommunications — 1.9%
Alamosa Delaware, Inc. Gtd. Notes
	11.00%	07/31/10		Caa1	50	56,625
Sr. Notes
	8.50%	01/31/12		Caa1	25	25,312
AT&T Corp. Sr. Notes
	8.05%	11/15/11		Ba1	155	173,406
	8.75%	11/15/31		Ba1	25	27,250
Cincinnati Bell, Inc. Sr. Sub. Notes
	8.375%	01/15/14		B3	150	136,875
Citizens Communications Co. Notes
	9.25%	05/15/11		Ba3	105	115,500
Crown Castle International Corp. Sr. Notes
	7.50%	12/01/13		B3	100	104,750
	9.375%	08/01/11		B3	25	28,750
	10.75%	08/01/11		B3	100	111,250
Eircom Funding Gtd. Notes (Ireland)
	8.25%	08/15/13		B1	65	71,175
Lucent Technologies, Inc. Notes
	5.50%	11/15/08		B2	40	40,000
MCI, Inc. Sr. Notes
	6.688%	05/01/09		NA	125	120,469
Nextel Communications, Inc. Sr. Notes
	5.95%	03/15/14		Ba3	50	49,000
	7.375%	08/01/15		Ba3	200	215,000
	9.375%	11/15/09		Ba3	70	74,112
Nortel Networks Corp. Sr. Gtd. Notes
	4.25%	09/01/08		B3	25	24,125
Nortel Networks Ltd. (Canada) Conv. Notes
	6.125%	02/15/06		B3	65	66,300
Qwest Communications International, Inc. Sr. Notes
	7.50%	02/15/14		B3	100	91,750
Qwest Corp. Sr. Notes
	7.875%	09/01/11		Ba3	100	103,750
Qwest Services Corp. Notes
	14.00%	12/15/10		Caa1	213	248,677
Rogers Wireless Communications, Inc. (Canada) Sec’d. Notes
	9.625%	05/01/11		Ba3	95	105,925
SBC Communications, Inc. Notes
	4.206%	06/05/05		A1	600	607,122
Tritel PCS, Inc. Gtd. Notes
	10.375%	01/15/11		Baa2	105	119,810
Ubiquitel Operating Co. Sr. Note
	9.875%	03/01/11		Caa1	25	26,032
	9.875%	03/01/11		Caa1	25	26,031
US Unwired, Inc. Sec’d Notes
	6.13%	06/15/10		B2	25	25,625
Verizon Wireless Capital LLC
	1.81%	05/23/05	(b)	A3	300	299,848

						3,094,469

Tobacco — 0.2%
DIMON, Inc. Gtd. Notes
	9.625%	10/15/11		Ba3	65	68,575
North Atlantic Trading Co. Sr. Notes
	9.25%	03/01/12		B2	100	96,000
Standard Commercial Corp. Sr. Notes
	8.00%	04/15/12		Ba3	75	76,875

						241,450

Utilities
Noteco Ltd. Notes
	1.00%	06/30/25	(c)	GBP NR	7	11,907

Waste Management — 0.2%
Allied Waste North America, Inc. Sec’d. Notes
	5.75%	02/15/11		Ba3	60	57,000
	6.50%	11/15/10		Ba3	5	4,950
Sr. Notes
	7.875%	04/15/13		Ba3	50	52,750
	8.50%	12/01/08		Ba3	145	157,325

						272,025

TOTAL CORPORATE BONDS (cost $32,523,890)						33,935,917

	Shares
PREFERRED STOCKS
Printing & Publishing PRIMEDIA, Inc., Ser. D	250	23,125

Telecommunications McLeodUSA, Inc., Ser. A	1,043	2,608

TOTAL PREFERRED STOCKS (cost $246,465)		25,733

.DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
CONVERTIBLE BONDS — 0.1%
Diversified Manufacturing Operations — 0.1%
Tyco International Group SA
	2.75%	01/15/18		Baa3	$25	$35,031
	3.125%	01/15/23		Baa3	50	74,875

						109,906

TOTAL CONVERTIBLE BONDS (cost $75,000)						109,906

COLLATERALIZED MORTGAGE OBLIGATIONS
Ocwen Mortgage Loan Asset Backed Certificates Ser. 1998-OFS3, Cl. A(b)
	2.15%	10/25/29		AAA(e)	6	6,424
Structured Asset Mortgage Investments, Inc.
	7.10234%	02/25/30		Aaa	23	22,794

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $28,933)						29,218

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Small Business Administration Gtd. Notes
	7.59%	01/01/20		Aaa	282	316,870
Small Business Investment Cos.
	8.017%	02/10/10		Aaa	279	313,039

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $561,058)						629,909

U.S. GOVERNMENT SECURITIES — 12.9%
United States Treasury Bonds
	2.375%	01/15/25			201	209,360
	8.875%	08/15/17			1,550	2,211,171
United States Treasury Notes
	1.625%	04/30/05			4,400	4,390,030
	2.00%	01/15/14			1,333	1,364,526
	3.625%	01/15/08			2,755	3,021,558
	4.875%	02/15/12			8,850	9,431,472
United States Treasury, TIPS
	3.375%	01/15/07	(d)		478	510,908

TOTAL U.S. GOVERNMENT SECURITIES (cost $20,727,974)						21,139,025

				Moody’s Rating
MUNICIPAL BONDS — 1.6% Golden State Tobacco Securitization Corp. Ser. 2003-A-1
	6.25%	06/01/33		Baa3		$300	$283,590
Massachusetts State Water Resources Authority Ser. J
	5.00%	08/01/32		Aaa		250	253,935
Michigan St. Bldg. Auth. Rev.
	5.25%	10/15/11		Aaa		400	450,548
New Jersey St. Trans. Trust Fd. Auth.
	5.00%	06/15/12		A1		600	661,806
San Antonio, Texas Water Revenue
	5.00%	05/15/25		Aaa		500	513,525
Tobacco Settlement Financing Corp.
	5.875%	05/15/39		Baa3		290	247,669
	6.375%	06/01/32		Baa3		250	231,832

TOTAL MUNICIPAL BONDS (cost $2,561,593)							2,642,905

MORTGAGE BACKED SECURITIES — 10.5%
Federal Home Loan Mortgage Corp.
	2.21%	11/15/30	(b)	Aaa		43	42,811
Federal National Mortgage Assn.
	4.11%	05/01/36	(b)	Aaa		323	331,892
	4.50%	08/01/33		Aaa		564	544,436
	4.50%	TBA				3,000	2,888,436
	5.00%	01/01/19		Aaa		204	207,577
	5.50%	TBA				6,500	6,585,312
	6.00%	05/01/17		Aaa		57	59,340
	6.00%	TBA				300	310,219
	6.193%	08/01/29	(b)	Aaa		77	79,036
	6.50%	06/01/18		Aaa		209	220,034
	6.50%	10/01/21		Aaa		181	190,814
	6.50%	11/01/21		Aaa		160	168,292
	6.50%	12/01/32		Aaa		143	150,217
	7.104%	08/01/09		Aaa		954	1,060,871
Government National Mortgage Assn.
	3.375%	04/20/27	(b)	Aaa		172	173,920
	4.00%	11/20/29	(b)	Aaa		97	97,470
	4.625%	10/20/27	(b)	Aaa		62	63,501
	4.75%	08/20/24	(b)	Aaa		13	13,674
	5.50%	TBA				3,000	3,050,625
	7.50%	02/20/30		NR		730	778,150
	8.00%	08/20/31		Aaa		34	36,617
	8.50%	02/20/26		Aaa		3	2,836
	8.50%	04/20/26		Aaa		3	3,290
	8.50%	10/20/29		Aaa		28	30,523
	8.50%	07/15/30		Aaa		29	32,367
	8.50%	09/20/30		Aaa		12	13,304
	8.50%	04/20/31		Aaa		14	14,886

TOTAL MORTGAGE BACKED SECURITIES (cost $16,983,458)							17,150,450

FOREIGN GOVERNMENT OBLIGATIONS — 3.8%
Federal Republic of Brazil
	8.00%	04/15/14		B2		235	231,927
	8.25%	01/20/34		B1		45	40,117
	12.00%	04/15/10		B1		300	357,450
German Government Bonds
	3.75%	01/04/09		Aaa	EUR	400	508,226
	5.25%	07/04/10		Aaa	EUR	800	1,085,508

SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)		Value
Panamanian Government Bonds
	9.625%	02/08/11		Ba1		$250	$286,875
Petroleos Mexicanos
	9.25%	03/30/18		Baa1		250	304,375
Republic of Italy
	5.00%	12/15/04		Aa2	JPY	7,000	64,116
Russian Federation
	5.00%	03/31/30		Baa3		$800	770,000
United Kingdom Treasury Stock
	5.00%	03/07/12		NR		500	914,727
	5.00%	09/07/14		Aaa	GBP	800	1,466,603
United Mexican States
	8.125%	12/30/19		Baa2		$170	195,075

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $6,082,288)							6,224,999

TOTAL LONG-TERM INVESTMENTS (cost $134,885,509)							146,942,720

SHORT-TERM INVESTMENTS — 18.9%
CORPORATE BONDS — 3.2%
Automobiles — 0.2%
Ford Motor Credit Co.
	2.52%	04/07/05		NR		200	197,368
General Motors Acceptance Corp.
	2.495%	04/05/05		NR		100	98,711

							296,079

Diversified Financials — 1.7%
Altria Group, Inc.
	1.83%	02/03/05		NR		350	350,000
Citibank Certificate
	1.65%	11/23/04		NR		1,100	1,100,000
Citibank Na Cd
	1.88%	12/22/04		NR		100	100,000
Danske Corp.
	1.79%	12/20/04		PRIM1		500	498,011
Den Norske Bank Sr. Notes
	1.81%	12/20/04		NR		800	796,782

							2,844,793

Energy — 1.3%
Delphi Corp.
	2.02%	11/01/04		NR		300	299,985
General Electric Capital Corp.
	1.59%	11/05/04		PRIM1		100	99,845
	1.60%	11/09/04		PRIM1		1,600	1,597,227
	1.72%	12/02/04		PRIM1		100	99,704

							2,096,761

TOTAL CORPORATE BONDS (cost $5,237,633)							5,237,633

U.S. GOVERNMENT SECURITIES — 11.2%
Federal Home Loan Bank
	1.68%	10/07/04		Aaa		6,200	6,198,295
Federal Home Loan Mortgage Corp.
	1.49%	10/05/04		Aaa		600	599,902
	1.55%	10/19/04		Aaa		600	599,543
	1.61%	11/02/04		Aaa		1,200	1,198,315
Federal National Mortgage Assn.
	1.56%	10/20/04		Aaa		1,200	1,199,029
	1.65%	11/17/04		Aaa		1,200	1,197,466
	1.73%	10/08/04		Aaa		3,700	3,698,777
	1.77%	11/15/04		Aaa		1,600	1,596,520
	1.84%	12/15/04		Aaa		1,200	1,195,500
United States Treasury Bills
	1.551%	12/02/04	(d)	Aaa		25	24,933
	1.557%	12/02/04		Aaa		60	59,839
	1.575%	12/02/04		Aaa		250	249,322
	1.625%	12/16/04	(d)	Aaa		50	49,829
	1.63%	12/16/04	(d)	Aaa		300	298,974
	1.6485%	12/16/04	(d)	Aaa		50	49,829

TOTAL U.S. GOVERNMENT SECURITIES (cost $18,216,066)							18,216,073

REPURCHASE AGREEMENT — 1.0%
State Street Bank & Trust Co.
1.25% 10/01/04(f)
(cost $1,627,527)			1,628	1,627,527

			Shares
MUTUAL FUND — 3.5%
Dryden Core Investment Fund - Taxable Money Market Series (cost $5,777,782)			5,777,782	5,777,782

TOTAL SHORT-TERM INVESTMENTS (cost $30,859,008)				30,859,015

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT —108.8% (cost $165,744,515(j))				$177,801,735
INVESTMENTS SOLD SHORT — (7.5%)
	Interest Rate	Maturity Date	Principal Amount (000)	Contracts/ Notional (000)
United States Treasury Notes
	3.625%	05/15/13	$(4,800)	$(4,682,626)
	3.875%	02/15/13	(7,600)	(7,552,500)

TOTAL INVESTMENTS SOLD SHORT
(proceeds reveived $12,083,052)				(12,235,126)

OUTSTANDING OPTIONS WRITTEN

Call Options
Swap Option 3 month LIBOR, expiring

SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Contracts/ Notional (000)	Value
1/07/05 @ $5.0	200,000	(8,932)
Swap Option 3 month LIBOR, expiring 10/07/04 @ $4.0	1,800,000	0
Swap Option 3 month LIBOR, expiring10/07/04 @ $4.0	600,000	0
Swap Option 3 month LIBOR, expiring9/23/05 @ $4.0	2,900,000	(32,619)
Swap Option 3 month LIBOR, expiring9/23/05 @ $4.0	600,000	(6,749)
United States Treasury Notes 10Yr Futures, expiring 11/26/04 @ $115.0	30	(9,844)

		(58,144)

Put Options
Swap Option 3 month LIBOR, expiring1/07/05 @ $7.0	200,000	(1)
Swap Option 3 month LIBOR, expiring10/07/04 @ $6.0	1,800,000	0
Swap Option, expiring 10/07/04 @ $6.0	600,000	0
Swap Option, expiring 11/02/04 @ $5.25	400,000	(65)
Swap Option, expiring 9/23/05 @ $7.0	600,000	(1,058)
United States Treasury Notes 10Yr Future, expiring 11/26/2004 @ $109.0	13	(2,031)
United States Treasury Notes 10Yr Futures, expiring 11/26/04 @ $108.0	12	(1,125)

		(4,280)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $216,957)		(62,424)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT—101.3% (cost $153,444,508)		$165,504,185
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)		2,675
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(g)		(4,674)
UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS, NET(k)		1,832
UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS, NET(l)		(57,193)
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(2,072,309)

TOTAL NET ASSETS — 100%		$163,374,516

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis
TIPS	U.S. Treasury Inflation Protected Security

(a)	Non-income producing security.

(b)	Rate shown reflects current rate of variable instruments.

(c)	Issuer in default.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	State Street Repurchase Agreement, repurchase price $1,627,584 due 10/01/04. The value of the collateral including accrued interest was $1,674,200. The collateral consists of US Treasury or federal agency obligations.

(g)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
16	German 5 Yr Bonds	Dec 04	$2,208,341	$2,215,529	$7,188
43	German 10 Yr Bonds	Dec 04	6,152,042	6,176,404	24,362
6	LIBOR	Mar 05	1,307,467	1,289,168	(18,299)
30	Eurodollar	Dec 04	7,327,500	7,327,125	(375)
5	Eurodollar	Jun 05	1,214,411	1,215,250	839
17	Eurodollar	Sep 05	4,123,091	4,122,075	(1,016)
20	Eurodollar	Dec 05	4,793,500	4,837,500	44,000
38	U.S. Treasury 5 Yr Notes	Dec 04	4,198,858	4,208,500	9,642
61	U.S. Treasury 10 Yr Notes	Dec 04	6,798,227	6,870,125	71,898
1	U.S. Treasury Bonds	Dec 04	109,953	112,219	2,266

					$140,505

(h)	Outstanding forward foreign currency contracts as of September 30, 2004 were as follows:

Forward Foreign Currency Contract	Contract Amount		Value at Settlement Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
Bought:
Euro expiring 10/25/04	EUR	66,000	$80,150	$81,956	$1,806
Sold:
Euro expiring 10/25/04	EUR	9,000	$11,186	11,176	10
Pound Sterling expiring 10/28/04	GBP	41,000	72,683	74,020	(1,337)
Pound Sterling expiring 10/28/04	GP	B 1,282,000	2,316,959	2,314,474	2,485
Japanese Yen expiring 7/21/04	JP	Y10,885,000	98,611	98,900	(289)

					$2,675

(i)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of September 30, 2004.

(j)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$167,265,098	$13,595,228	$3,058,591	$10,536,637

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(k)	The Diversified Conservative Growth entered into credit default swap agreements as of September 30, 2004. Details of the swap agreements outstanding as of September 30, 2004 were as follows:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$200	0.26%	Allstate Corp. (The), 6.125%, due 2/15/12	$(224)
UBS	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	4,000
Bank of America, N.A	12/20/08	100	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 0/15/09	31
Citigroup	12/20/08	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(693)
Barclays	12/20/08	200	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	301
Morgan Stanley	12/20/08	100	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(78)
Citigroup	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	368
Bear Stearns	06/20/05	1,700	0.55%	General Motors Acceptance Corp., 6.875%, due 8/28/12	415
Bear Stearns (b)	06/20/05	1,700	0.69%	General Motors Corp., 7.125%, due 7/15/13	1,686
Lehman Brothers	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,573)
Bear Stearns	12/20/08	200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(474)
Merrill Lynch	12/20/08	100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	31
Lehman Brothers	12/20/08	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(139)
Lehman Brothers	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(662)
Lehman Brothers	12/20/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	102
Lehman Brothers	12/20/08	100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(433)
Lehman Brothers	06/20/09	400	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(1,579)
Lehman Brothers	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	209
Lehman Brothers	12/20/08	200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	158
Barclays	12/20/08	100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(1,169)
Citigroup	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	420
Lehman Brothers	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	1,135

					$1,832

(a)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(l)	The Diversified Conservative Portfolio entered into interest rate swap agreements as of September 30, 2004. Details of the swap agreements outstanding as of September 30, 2004 were as follows

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays (b)	12/21/07	EU	R 1,000	4.00%	6 month Euribor	$4,403
Goldman Sachs & Co. (b)	12/21/07	EU	R 1,000	4.00%	6 month Euribor	1,531
UBS Warburg (b)	06/17/10	EU	R 800	4.00%	6 month Euribor	5,596
UBS Warburg (a)	06/16/14	EU	R 3,500	5.00%	6 month Euribor	(189,596)
Merrill Lynch (b)	06/15/08	GB	P 400	5.00%	6 month LIBOR	2,145
Barclays (b)	12/15/06		$600	4.00%	3 month LIBOR	6,096
UBS Warburg (b)	12/15/09		$1,600	4.00%	3 month LIBOR	32,697
Bank of America, N.A. (b)	12/15/14		$900	5.00%	3 month LIBOR	63,700
Goldman Sachs & Co. (b)	12/15/14		$200	5.00%	3 month LIBOR	13,976
UBS Warburg (a)	12/16/14		$1,400	5.00%	3 month LIBOR	8,422
UBS Warburg (b)	12/16/19		$1,800	6.00%	3 month LIBOR	(6,163)

						$(57,193)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

THE PRUDENTIAL SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS

EQUITY PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace/Defense — 2.5%
Boeing Co.	490,124	$25,300,201
General Dynamics Corp.	22,751	2,322,877
Honeywell International, Inc.	297,208	10,657,879
ITT Industries, Inc.	10,129	810,219
Lockheed Martin Corp.	619,015	34,528,657
Northrop Grumman Corp.	42,826	2,283,910
Raytheon Co.	300,900	11,428,182
United Technologies Corp.	91,571	8,550,900

		95,882,825
Air Freight & Couriers — 0.2%
Southwest Airlines Co.	9,898	134,811
United Parcel Service, Inc. (Class “B” Stock)	80,762	6,131,451

		6,266,262
Automobiles — 0.2%
Ford Motor Co.	72,224	1,014,747
General Motors Corp.	42,579	1,808,756
Harley-Davidson, Inc.	68,960	4,098,983

		6,922,486
Beverages — 1.1%
Anheuser-Busch Cos., Inc.	103,903	5,189,955
Coca-Cola Co.	180,095	7,212,805
PepsiCo, Inc.	581,284	28,279,466
The Pepsi Bottling Group, Inc.	57,852	1,570,682

		42,252,908
Biotechnology — 2.9%
Amgen, Inc.(a)	840,404	47,634,099
Biogen Idec, Inc.(a)	23,475	1,435,966
Genentech, Inc.(a)	182,600	9,571,892
Genzyme Corp.(a)	19,091	1,038,741
Gilead Sciences, Inc.(a)	812,637	30,376,371
Medimmune, Inc.(a)(b)	687,000	16,281,900
OSI Pharmaceuticals, Inc.	133,500	8,204,910

		114,543,879

Building & Building Products — 0.3%
American Standard Cos., Inc.	290,100	11,287,791
KB HOME	4,229	357,308
Masco Corp.	16,783	579,517
Pulte Homes, Inc.	10,031	615,603

		12,840,219

Capital Markets — 3.3%
Goldman Sachs Group, Inc.	433,402	40,410,402
Lehman Brothers Holdings, Inc.	267,614	21,334,188
Merrill Lynch & Co., Inc.	852,848	42,403,603
The Bank of New York Co., Inc.	809,323	23,607,952

		127,756,145

Chemicals — 0.3%
Air Products & Chemicals, Inc.	25,060	1,362,763
Dow Chemical Co.	80,436	3,634,099
E.I. du Pont de Nemours & Co.	73,088	3,128,166
Ecolab, Inc.	16,868	530,330
Monsanto Co.	38,924	1,417,612
PPG Industries, Inc.	10,690	655,083
Praxair, Inc.	45,588	1,948,431
Rohm & Haas Co.	17,870	767,874

		13,444,358

Commercial Banks — 4.1%
Bank of America Corp.(b)	1,753,361	75,973,132
Comerica, Inc.	135,600	8,047,860
Mellon Financial Corp.	117,568	3,255,458
North Fork Bancorporation, Inc.	69,455	3,087,275
SouthTrust Corp.	49,271	2,052,630
U.S. Bancorp	374,599	10,825,911
Wachovia Corp.	395,305	18,559,570
Washington Mutual, Inc.	95,657	3,738,275
Wells Fargo & Co.	573,524	34,199,236

		159,739,347

Commercial Services & Supplies — 1.0%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	196,900	14,446,553
Automatic Data Processing, Inc.	19,468	804,418
Avery Dennison Corp.	152,300	10,018,294
Cendant Corp.	110,550	2,387,880
Certegy, Inc.	5,836	217,158

EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Corinthian Colleges, Inc.(a)	102,746	1,385,016
Fiserv, Inc.(a)	55,943	1,950,173
Iron Mountain, Inc.	40,733	1,378,812
Waste Management, Inc.	249,295	6,815,725

		39,404,029
Communications Equipment — 2.9%
ADC Telecommunications, Inc.	4,994,000	9,039,140
Avaya, Inc.(a)	79,703	1,111,060
Cisco Systems, Inc.(a)	2,915,286	52,766,676
Comverse Technology, Inc.(a)	23,347	439,624
Corning, Inc.(a)	188,324	2,086,630
Motorola, Inc.	186,340	3,361,574
Nokia Oyj, ADR (Finland)	17,939	246,123
Nortel Networks Corp.	3,931,600	13,367,440
Polycom, Inc.	124,000	2,457,680
QUALCOMM, Inc.	482,720	18,845,389
Research In Motion Ltd.(a)	107,700	8,221,818

		111,943,154
Computers & Peripherals — 2.6%
Dell, Inc.(a)	664,264	23,647,798
EMC Corp.(a)	353,432	4,078,605
Hewlett-Packard Co.	766,188	14,366,025
International Business Machines Corp.	677,604	58,097,767
Lexmark International, Inc.	11,044	927,807
Sun Microsystems, Inc.(a)	258,585	1,044,683

		102,162,685
Consumer Finance — 1.6%
American Express Co.(b)	1,134,362	58,374,268
SLM Corp.	81,746	3,645,872

		62,020,140
Containers & Packaging — 0.6%
Pactiv Corp.	22,509	523,334
Smurfit-Stone Container Corp.(a)	291,200	5,640,544
Temple-Inland, Inc.	227,500	15,276,625

		21,440,503
Diversified Financial Services — 5.2%
Capital One Financial Corp.	69,828	5,160,289
Citigroup, Inc.	654,158	28,861,451
Fannie Mae	150,532	9,543,729
Freddie Mac	263,704	17,204,049
J.P. Morgan Chase & Co.	1,995,562	79,283,681
MBNA Corp.	538,309	13,565,387
Morgan Stanley	139,567	6,880,653
Principal Financial Group, Inc.	932,517	33,542,636
State Street Corp.	163,212	6,970,785

		201,012,660
Diversified Telecommunication Services — 1.2%
BellSouth Corp.	133,234	3,613,306
Citizens Communications Co.	79,728	1,067,558
SBC Communications, Inc.	1,102,050	28,598,197
Sprint Corp.	165,327	3,328,033
Verizon Communications, Inc.	230,484	9,076,460

		45,683,554

Electric Utilities — 1.4%
AES Corp.	53,166	531,128
Ameren Corp.	16,755	773,243
American Electric Power Co., Inc.	42,984	1,373,769
Cinergy Corp.	14,830	587,268
Consolidated Edison, Inc.	14,097	592,638
Constellation Energy Group, Inc.	26,966	1,074,325
Dominion Resources, Inc.	36,072	2,353,698
DTE Energy Co.	8,236	347,477
Edison International	27,471	728,256
Entergy Corp.	27,596	1,672,594
Exelon Corp.	670,428	24,598,003
FirstEnergy Corp.	215,796	8,864,900
FPL Group, Inc.	16,679	1,139,509
PG&E Corp.(a)	52,935	1,609,224
PPL Corp.	23,175	1,093,397
Progress Energy, Inc.	10,876	460,490
Public Service Enterprise Group, Inc.	10,440	444,744
Southern Co.	73,369	2,199,603
TXU Corp.	36,910	1,768,727

		52,212,993
Electrical Equipment — 0.1%
Molex, Inc. (Class “A” Stock)	73,825	1,942,336

Electronic Equipment & Instruments — 0.7%
Agilent Technologies, Inc.(a)	1,188,338	25,632,451
NVIDIA Corp.	64,610	938,137
Sanmina-SCI Corp.	71,522	504,230
Solectron Corp.(a)	84,124	416,414

		27,491,232

EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Energy Equipment & Services — 3.2%
BJ Services Co.	861,700	45,161,697
ENSCO International, Inc.	368,300	12,032,361
Halliburton Co.	115,184	3,880,549
Schlumberger, Ltd.(b)	664,960	44,758,458
Weatherford International, Ltd.(a)	348,600	17,785,572

		123,618,637
Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	202,195	8,403,224
Kroger Co.(a)	1,506,475	23,380,492
Safeway, Inc.	27,640	533,729
SYSCO Corp.	58,084	1,737,873
Wal-Mart Stores, Inc.(e)	427,093	22,721,348
Walgreen Co.	48,075	1,722,527
Whole Foods Market, Inc.(b)	401,300	34,427,527

		92,926,720
Food Products — 0.8%
H.J. Heinz & Co.	67,124	2,417,806
Hershey Foods Corp.	52,532	2,453,770
Kellogg Co.	354,425	15,119,771
Sara Lee Corp.	429,844	9,826,234
Wrigley (William) Jr., Co.	16,882	1,068,799

		30,886,380
Gas Utilities — 0.6%
El Paso Corp.	1,300,400	11,950,676
Kinder Morgan, Inc.	13,826	868,549
NiSource, Inc.	440,500	9,254,905
Sempra Energy	26,246	949,843

		23,023,973
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	11,674	375,436
Boston Scientific Corp.(a)	83,886	3,332,790
Fisher Scientific International, Inc.(a)	172,000	10,032,760
Guidant Corp.(b)	456,827	30,168,855
Medtronic, Inc.	133,061	6,905,866
Smith & Nephew PLC, ADR (United Kingdom)	40,497	1,877,036
Zimmer Holdings, Inc.	36,447	2,880,771

		55,573,514
Health Care Providers & Services — 1.1%
Aetna, Inc.	23,141	2,312,480
Cardinal Health, Inc.	35,021	1,532,869
Caremark Rx, Inc.(a)(b)	923,800	29,626,266
Quest Diagnostics, Inc.	8,851	780,836
UnitedHealth Group, Inc.	100,984	7,446,560

		41,699,011

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	55,538	2,626,392
International Game Technology	30,212	1,086,121
Marriott International, Inc. (Class “A” Stock)	21,597	1,122,180
McDonald’s Corp.	372,292	10,435,345
Starbucks Corp.(a)	432,500	19,661,450

		34,931,488

Household Durables — 0.3%
Black & Decker Corp.	7,376	571,197
Centex Corp.	9,677	488,301
Fortune Brands, Inc.	13,041	966,208
Leggett & Platt, Inc.	16,876	474,216
Maytag Corp.	7,320	134,468
Newell Rubbermaid, Inc.	470,836	9,435,553
Snap-on, Inc.	5,751	158,498
Stanley Works	7,553	321,229
Whirlpool Corp.	5,662	340,230

		12,889,900

Household Products — 1.6%
Clorox Co.	56,464	3,009,531
Colgate-Palmolive Co.	43,777	1,977,845
Kimberly-Clark Corp.	357,730	23,105,780
Procter & Gamble Co.	645,473	34,932,999

		63,026,155

Industrial Conglomerates — 3.9%
3M Co.	92,969	7,434,731
General Electric Co.	2,811,800	94,420,244
Tyco International, Ltd.(b)	1,553,935	47,643,647

		149,498,622

Insurance — 4.0%
ACE, Ltd.	66,646	2,669,839
Allstate Corp.	136,416	6,546,604
American International Group, Inc.	1,301,627	88,497,620
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	122	10,571,300
Chubb Corp.	179,883	12,642,177

EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Hartford Financial Services Group, Inc.	50,505	3,127,775
Loews Corp.	424,500	24,833,250
MetLife, Inc.	197,384	7,628,891

		156,517,456
Internet & Catalog Retail — 1.1%
eBay, Inc.(a)(b)	478,016	43,948,791
InterActiveCorp(a)	4,770	105,035

		44,053,826
Internet Software & Services — 1.5%
GTECH Holdings Corp.	11,802	298,827
Yahoo!, Inc.(a)(b)	1,731,573	58,717,640

		59,016,467
IT Consulting & Services — 0.5%
Affiliated Computer Services, Inc. (Class “A” Stock)	34,037	1,894,840
First Data Corp.	114,635	4,986,622
Paychex, Inc.	401,845	12,115,627

		18,997,089
Leisure Equipment & Products — 0.3%
Mattel, Inc.	552,300	10,013,199

Machinery — 0.9%
Caterpillar, Inc.	50,273	4,044,463
Danaher Corp.	135,173	6,931,672
Deere & Co.	50,591	3,265,649
Dover Corp.	69,755	2,711,377
Eaton Corp.	57,237	3,629,398
Illinois Tool Works, Inc.	18,972	1,767,621
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	25,658	1,743,974
Navistar International Corp.	179,100	6,660,729
PACCAR, Inc.	51,315	3,546,893

		34,301,776
Media — 3.2%
Clear Channel Communications, Inc.	67,299	2,097,710
Comcast Corp. (Class “A” Stock)(a)	448,741	12,672,446
Comcast Corp. (Special Class “A” Stock)(a)	243,049	6,785,928
Gannett Co., Inc.	19,699	1,649,988
Liberty Media Corp. (Class “A” Stock)	1,068,060	9,313,483
Liberty Media International, Inc. (Class “A” Stock)	60,046	2,003,254
McGraw Hill, Inc.	13,395	1,067,448
New York Times Co. (Class “A” Stock)	22,482	879,046
News Corp., Ltd., ADR (Australia)	243,800	7,638,254
Omnicom Group, Inc.	34,052	2,487,839
The DIRECTV Group, Inc.(a)(b)	1,024,800	18,026,232
Time Warner, Inc.	373,727	6,031,954
Tribune Co.	30,352	1,248,985
Univision Communications, Inc. (Class “A” Stock)(a)(b)	881,500	27,864,215
Viacom, Inc. (Class “B” Stock)	597,927	20,066,430
Walt Disney Co.	119,697	2,699,167

		122,532,379

Metals & Mining — 5.1%
Alcan, Inc. (Canada)	9,362	447,504
Alcoa, Inc.(b)	1,264,192	42,464,209
Alumina, Ltd. ADR (Australia)	1,554,300	25,428,348
Barrick Gold Corp. (Canada)	466,700	9,819,368
Companhia Vale do Rio Doce, ADR (Brazil)(b)	2,023,400	45,465,798
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	1,152,664	46,682,892
Newmont Mining Corp.(b)	556,267	25,326,836
Phelps Dodge Corp.	19,786	1,820,906

		197,455,861
Multi-line Retail — 1.0%
Family Dollar Stores, Inc.	104,097	2,821,029
Federated Department Stores, Inc.	23,958	1,088,412
Kohl’s Corp.(a)	35,908	1,730,406
Target Corp.	714,105	32,313,251

		37,953,098
Multi-Utilities — 0.0%
Duke Energy Corp.	74,027	1,694,478

Office Electronics — 0.5%
Xerox Corp.(a)(b)	1,472,300	20,729,984

Oil & Gas — 7.3%
Apache Corp.	545,560	27,338,012
Burlington Resources, Inc.	95,756	3,906,845
ChevronTexaco Corp.	375,255	20,128,678
ConocoPhillips, Inc.	53,571	4,438,357
Devon Energy Corp.	32,442	2,303,706
ExxonMobil Corp.(e)	1,265,342	61,153,979
GlobalSantaFe Corp. (Cayman Islands)	279,100	8,554,415
Kerr-McGee Corp.(b)	328,600	18,812,350
Nexen, Inc. (Canada)	534,000	22,315,860

EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Occidental Petroleum Corp.	65,005	3,635,730
Suncor Energy, Inc. (Canada)	1,381,200	44,091,881
Total SA, ADR (France)	633,000	64,673,610
Transocean, Inc.	17,853	638,780

		281,992,203
Paper & Forest Products — 0.4%
International Paper Co.	346,120	13,986,709
Weyerhaeuser Co.	25,449	1,691,850

		15,678,559
Personal Products — 1.0%
Avon Products, Inc.(b)	628,600	27,457,248
Estee Lauder Cos., Inc. (Class “A” Stock)	241,300	10,086,340
Gillette Co.	44,836	1,871,455

		39,415,043
Pharmaceuticals — 9.0%
Abbott Laboratories	179,343	7,596,969
Allergan, Inc.(b)	313,300	22,729,915
AstraZeneca PLC, ADR (United Kingdom)(b)	470,500	19,351,665
Barr Pharmaceuticals, Inc.(a)	35,021	1,450,920
Eli Lilly & Co.(b)	546,993	32,846,930
Forest Laboratories, Inc.(a)	59,010	2,654,270
GlaxoSmithKline PLC, ADR (United Kingdom)	328,800	14,378,424
IVAX Corp.(a)	346,500	6,635,475
Johnson & Johnson	311,940	17,571,580
Medco Health Solutions, Inc.(a)	35,314	1,091,203
Merck & Co., Inc.	141,739	4,677,387
Novartis AG, ADR (Switzerland)	526,500	24,571,755
Pfizer, Inc.(e)	2,620,378	80,183,567
Roche Holdings AG, ADR (Switzerland)	310,000	32,025,294
Schering-Plough Corp.	535,400	10,204,724
Sepracor, Inc.(a)(b)	786,700	38,375,226
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	720,259	18,690,721
Wyeth	396,180	14,817,132

		349,853,157

Road & Rail — 0.1%
Burlington Northern Santa Fe Corp.	67,457	2,584,278
Union Pacific Corp.	8,042	471,261

		3,055,539
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	55,151	2,138,756
Applied Materials, Inc.	438,800	7,235,812
Freescale Semiconductor, Inc.	32,233	460,932
Intel Corp.	2,337,460	46,889,447
KLA-Tencor Corp.(a)	38,645	1,602,995
Linear Technology Corp.	38,414	1,392,123
Marvell Technology Group Ltd. (Bermuda)(a)(b)	832,400	21,750,612
Maxim Integrated Products, Inc.	436,400	18,455,356
National Semiconductor Corp.(a)	1,015,620	15,731,954
Novellus Systems, Inc.	47,844	1,272,172
Texas Instruments, Inc.	689,005	14,662,026
Xilinx, Inc.	271,795	7,338,465

		138,930,650

Software — 6.5%
Adobe Systems, Inc.	13,223	654,142
BMC Software, Inc.(a)	467,100	7,384,851
Electronic Arts, Inc.(a)(b)	679,400	31,245,606
Intuit, Inc.	16,445	746,603
Mercury Interactive Corp.(a)	517,300	18,043,424
Microsoft Corp.	4,729,570	130,772,610
NAVTEQ Corp.(a)	249,700	8,899,308
Novell, Inc.	79,721	503,040
Oracle Corp.	1,087,890	12,271,399
PeopleSoft, Inc.	29,170	579,024
SAP AG, ADR (Germany)(a)	517,600	20,160,520
Siebel Systems, Inc.	146,220	1,102,499
Symantec Corp.(a)	322,000	17,671,360

		250,034,386

Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.(a)	525,568	19,503,828
Best Buy Co., Inc.	309,533	16,789,070
Home Depot, Inc.	203,863	7,991,430
Lowe’s Cos., Inc.	122,593	6,662,929
Ross Stores, Inc.	28,763	674,205
Staples, Inc.	23,145	690,184
The Gap, Inc.	23,228	434,364

		52,746,010

Textiles & Apparel — 0.0%
NIKE, Inc. (Class “B” Stock)	20,896	1,646,605

EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Tobacco — 0.7%
Altria Group, Inc.	585,135	27,524,750

Wireless Telecommunication Services — 0.6%
AT&T Wireless Services, Inc.(a)	827,300	12,227,494
Nextel Communications, Inc. (Class “A” Stock)	344,736	8,218,506
Vodafone Group PLC, ADR (United Kingdom)	126,777	3,056,594

		23,502,594
TOTAL LONG-TERM INVESTMENTS
(cost $3,318,417,263)		3,760,681,224
SHORT-TERM INVESTMENTS — 12.8%
Mutual Fund — 12.0%
Dryden Core Investment Fund - Taxable Money Market Series(c)	463,232,47	463,232,477

Repurchase Agreement — 0.8%
State Street Bank & Trust Co., 1.25%, 10/1/04(d)	32,587	32,587,455

TOTAL SHORT-TERM INVESTMENTS
(cost $495,819,932)		495,819,932
TOTAL INVESTMENTS — 109.9%
(cost $3,814,237,195(g))		4,256,501,156
VARIATION MARGIN ON OPEN FUTURES CONTRACTS NET(f)		(2,555)
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.9)%		(382,731,565)

NET ASSETS — 100%		$3,873,767,036

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $369,648,744; cash collateral $384,128,658 was received with which the portfolio purchased securities.

(c)	Represents security purchased with cash collateral received for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $32,588,587 due 10/1/2004. The value of the collateral including accrued interest was $33,689,865. Collateralized by United States Treasury or federal agency obligations.

(e)	Security segregated as collateral for futures contracts.

(f)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation
Long Positions:
31	S&P 500 Index	Dec 04	$8,621,412	$8,640,475	$19,063

(g)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
3,862,251,127	532,900,919	138,650,890	394,250,029

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the mark to market of receivables and payables.

SCHEDULE OF INVESTMENTS

FLEXIBLE MANAGED PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.2%
COMMON STOCKS — 69.3%
Aerospace/Defense — 1.9%
Alliant Techsystems, Inc.(a)(b)	33,500	$2,026,750
Armor Holdings, Inc.(a)	46,600	1,939,026
General Dynamics Corp.(b)	122,400	12,497,040
Lockheed Martin Corp.(b)	222,600	12,416,628
Northrop Grumman Corp.	309,400	16,500,302
The Boeing Co.(b)	55,800	2,880,396
United Technologies Corp.	232,900	21,748,202

		70,008,344

Airlines
ExpressJet Holdings, Inc.(a)(b)	46,300	463,463

Apparel — 0.2%
Kellwood Co.	4,400	160,380
Liz Claiborne, Inc.(b)	91,900	3,466,468
Quiksilver, Inc.(a)(b)	32,400	823,608
The Timberland Co. (Class “A” Stock)(a)	35,400	2,010,720
V.F. Corp.(b)	28,400	1,404,380

		7,865,556

Autos - Cars & Trucks — 1.3%
American Axle & Manufacturing Holdings, Inc.	49,500	1,448,370
Dana Corp.	120,600	2,133,414
Ford Motor Co.(b)	1,187,700	16,687,185
General Motors Corp.(b)	400,334	17,006,188
Harley-Davidson, Inc.	15,500	921,320
PACCAR, Inc.(b)	130,300	9,006,336
Winnebago Industries, Inc.(b)	32,300	1,118,872

		48,321,685

Banks and Savings & Loans — 4.5%
Astoria Financial Corp.	10,400	369,096
Bank of America Corp.	802,882	34,788,877
BB&T Corp.(b)	103,500	4,107,915
CapitalSource, Inc.(a)	33,400	746,156
Comerica, Inc.	16,600	985,210
Commerce Bancorp, Inc.(b)	83,500	4,609,200
First Horizon National Corp.(b)	94,500	4,097,520
Golden West Financial Corp.	23,700	2,629,515
Huntington Bancshares, Inc.(b)	124,100	3,091,331
KeyCorp(b)	228,600	7,223,760
National City Corp.	257,400	9,940,788
New York Community Bancorp, Inc.	33,900	696,306
NewAlliance Bancshares, Inc.	39,200	562,520
Popular, Inc.	54,200	1,425,460
Regions Financial Corp.	28,636	946,706
Sovereign Bancorp, Inc.	13,100	285,842
SunTrust Banks, Inc.(b)	149,300	10,512,213
U.S. Bancorp(b)	853,732	24,672,855
Wachovia Corp.(b)	426,300	20,014,785
Wells Fargo & Co.	514,800	30,697,524
Zions Bancorp	18,000	1,098,720

		163,502,299

Chemicals — 0.7%
Cabot Microelectronics Corp.(a)(b)	79,800	2,892,750
E.I. du Pont de Nemours & Co.	13,700	586,360
Engelhard Corp.	72,100	2,044,035
FMC Corp.(a)	11,200	543,984
IMC Global, Inc.(a)(b)	121,100	2,105,929
Lubrizol Corp.	24,100	833,860
MacDermid, Inc.(b)	10,600	306,976
OM Group, Inc.(a)	27,500	1,005,400
RPM, Inc.	42,900	757,185
Sigma-Aldrich Corp.(b)	37,000	2,146,000
The Dow Chemical Co.(b)	246,000	11,114,280

		24,336,759

Commercial Services — 0.2%
Banta Corp.	13,600	540,600
Convergys Corp.(a)	101,800	1,367,174
Deluxe Corp.	42,100	1,726,942
Polycom, Inc.(a)(b)	142,700	2,828,314
Robert Half International, Inc.(b)	62,900	1,620,933
SOURCECORP, Inc.(a)	2,200	48,708

		8,132,671

Computers — 2.1%
Dell, Inc.(a)	250,100	8,903,560
Hewlett-Packard Co.(b)	1,131,165	21,209,344
International Business Machines Corp.	555,300	47,611,422

		77,724,326

Computer Services — 4.5%
Adobe Systems, Inc.(b)	8,900	440,283
Automatic Data Processing, Inc.	28,200	1,165,224
Cerner Corp.(a)	2,000	86,520
Cisco Systems, Inc.(a)	1,676,900	30,351,890
Citrix Systems, Inc.(a)(b)	162,300	2,843,496
Computer Sciences Corp.(a)(b)	37,200	1,752,120
DST Systems, Inc.(a)(b)	56,400	2,508,108
EMC Corp.(a)(b)	1,147,500	13,242,150
Intuit, Inc.(a)(b)	84,700	3,845,380
Lexmark International, Inc.(a)	93,000	7,812,930
Microsoft Corp.	2,150,300	59,455,795

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
MicroStrategy, Inc. (Class “A” Stock)(a)	35,100	1,442,259
Network Appliance, Inc.(a)(b)	482,000	11,086,000
Oracle Corp.(a)	2,289,000	25,819,920
Seagate Technology, Inc.(a)	80,000	0
SERENA Software, Inc.(a)(b)	40,700	680,911
Unisys Corp.(a)	29,300	302,376
Veritas DGC, Inc.(a)	33,000	751,740

		163,587,102

Construction — 1.0%
D.R. Horton, Inc.(b)	192,400	6,370,364
KB HOME(b)	77,300	6,531,077
Lennar Corp. (Class “A” Stock)(b)	61,700	2,936,920
M.D.C. Holdings, Inc.	25,820	1,887,442
Masco Corp.(b)	398,000	13,742,940
NVR, Inc.(a)(b)	4,100	2,259,100
Standard Pacific Corp.	40,700	2,294,259
The Ryland Group, Inc.(b)	21,200	1,964,392

		37,986,494

Consumer Products — 0.2%
Coach, Inc.(a)(b)	147,100	6,239,982
Yankee Candle, Inc.(a)	26,900	779,024

		7,019,006

Containers & Packaging — 0.2%
Ball Corp.(b)	101,200	3,787,916
Pactiv Corp.(a)	100,300	2,331,975

		6,119,891

Cosmetics & Soaps — 1.4%
Avon Products, Inc.(b)	132,200	5,774,496
Colgate-Palmolive Co.	47,700	2,155,086
Gillette Co.(b)	372,200	15,535,628
Nu Skin Enterprises, Inc. (Class “A” Stock)	18,800	441,988
Procter & Gamble Co.	476,700	25,799,004

		49,706,202

Distribution/Wholesale — 0.2%
Fastenal Co.(b)	56,100	3,231,360
W.W. Grainger, Inc.	47,000	2,709,550

		5,940,910

Diversified Operations — 3.5%
3M Co.(b)	145,200	11,611,644
Carlisle Cos., Inc.	8,900	568,977
Cooper Industries, Ltd. (Class “A” Stock) (Bermuda)	67,300	3,970,700
Eaton Corp.(b)	46,000	2,916,860
General Electric Co.	2,015,700	67,687,206
Honeywell International, Inc.	26,800	961,048
Ingersoll-Rand Co. (Class “A” Stock)	154,900	10,528,553
Tyco International Ltd.(b)	951,550	29,174,523

		127,419,511

Drugs & Medical Supplies — 6.9%
Abbott Laboratories	62,700	2,655,972
Advanced Medical Optics, Inc.(a)	14,400	569,808
Affymetrix, Inc.(a)(b)	74,200	2,278,682
Align Technology, Inc.(a)	56,600	864,848
Amgen, Inc.(a)	546,108	30,953,401
Applera Corp. - Applied Biosystems Group	86,600	1,634,142
Bausch & Lomb, Inc.(b)	37,900	2,518,455
Beckman Coulter, Inc.(b)	1,200	67,344
Becton, Dickinson & Co.(b)	175,700	9,083,690
C.R. Bard, Inc.(b)	84,600	4,790,898
Celgene Corp.(a)	6,000	349,380
Cephalon, Inc.(a)(b)	108,000	5,173,200
Dade Behring Holdings, Inc.(a)	11,000	612,898
Fisher Scientific International, Inc.(a)(b)	59,832	3,490,001
Forest Laboratories, Inc.(a)	66,600	2,995,668
Hospira, Inc.(a)	32,420	992,052
Johnson & Johnson	814,598	45,886,305
Kensey Nash Corp.(a)(b)	17,300	453,087
Lilly (Eli) & Co.	71,500	4,293,575
Medtronic, Inc.	552,500	28,674,750
Merck & Co., Inc.	826,300	27,267,900
Pfizer, Inc.	2,262,865	69,243,669
Stryker Corp.(b)	104,900	5,043,592
Techne Corp.(a)	25,300	965,954
Varian Medical Systems, Inc.(a)(b)	43,700	1,510,709
Ventana Medical Systems, Inc.(a)(b)	12,000	605,280

		252,975,260

Electronics — 0.9%
Agilent Technologies, Inc.(a)	218,200	4,706,574
Amphenol Corp. (Class “A” Stock)(a)	53,800	1,843,188
Arrow Electronics, Inc.(a)(b)	44,500	1,004,810
Cree, Inc.(a)(b)	195,100	5,956,403
Emerson Electric Co.(b)	101,200	6,263,268
IDEXX Laboratories, Inc.(a)	23,300	1,182,242
PerkinElmer, Inc.	102,700	1,768,494
Sanmina-SCI Corp.(a)	665,500	4,691,775
Taser International, Inc.(a)(b)	33,900	1,272,945
Tech Data Corp.(a)	56,700	2,185,785
Vishay Intertechnology, Inc.(a)	13,000	167,700
Waters Corp.(a)	44,300	1,953,630

		32,996,814

Financial Services — 6.3%
A.G. Edwards, Inc.(b)	37,200	1,287,864
American Express Co.	52,000	2,675,920
Bear, Stearns & Co., Inc.(b)	78,500	7,549,345
Capital One Financial Corp.(b)	7,000	517,300
CIT Group, Inc.	91,300	3,413,707
Citigroup, Inc.	1,544,062	68,124,015

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Countrywide Credit Industries, Inc.(b)	239,000	9,414,210
Fannie Mae(b)	58,300	3,696,220
Goldman Sachs Group, Inc.	178,300	16,624,692
J.P. Morgan Chase & Co.	593,294	23,571,571
Lehman Brothers Holdings, Inc.	233,200	18,590,704
MBNA Corp.	286,550	7,221,060
Merrill Lynch & Co., Inc.	417,500	20,758,100
Moody’s Corp.(b)	48,500	3,552,625
Morgan Stanley	409,590	20,192,787
New Century Financial Corp.(a)(b)	39,049	2,351,531
PNC Financial Services Corp.(b)	194,600	10,527,860
Providian Financial Corp.(a)(b)	84,300	1,310,022
SLM Corp.(b)	72,100	3,215,660
Washington Mutual, Inc.(b)	132,500	5,178,100

		229,773,293

Food & Beverage — 2.7%
Adolph Coors Co. (Class “B” Stock)	14,600	991,632
Anheuser Busch Cos., Inc.	332,200	16,593,390
Archer-Daniels-Midland Co.(b)	362,479	6,154,893
Chiquita Brands International, Inc.(a)	29,500	513,595
Coca-Cola Co.	714,900	28,631,745
Coca-Cola Enterprises Inc.(b)	236,000	4,460,400
Flowers Foods, Inc.	1,000	25,850
General Mills, Inc.(b)	10,700	480,430
H.J. Heinz Co.	9,500	342,190
Pepsi Bottling Group, Inc.(b)	210,200	5,706,930
PepsiAmericas, Inc.	32,900	628,390
PepsiCo, Inc.	148,720	7,235,228
Pilgrim’s Pride Corp.	32,900	890,932
Sanderson Farms, Inc.(b)	25,700	859,665
Sara Lee Corp.	211,800	4,841,748
Smithfield Foods, Inc.(a)	63,900	1,597,500
SUPERVALU, Inc.(b)	114,800	3,162,740
The Kroger Co.(a)	481,300	7,469,776
Tyson Foods, Inc. (Class “A” Stock)(b)	174,543	2,796,179
Whole Foods Market, Inc.(b)	52,800	4,529,712

		97,912,925

Forest Products — 0.4%
Georgia-Pacific Corp.	200,200	7,197,190
Louisiana-Pacific Corp.(b)	181,200	4,702,140
Temple-Inland, Inc.	15,500	1,040,825

		12,940,155

Gas Pipelines — 0.1%
Sempra Energy(b)	126,873	4,591,534

Healthcare — 1.2%
Aetna, Inc.(b)	114,700	11,461,971
Anthem, Inc.(a)(b)	194,200	16,943,950
Coventry Health Care, Inc.(a)	22,500	1,200,825
Health Net, Inc.(a)	14,600	360,912
Manor Care, Inc.	16,800	503,328
Medco Health Solutions, Inc.(a)	41,200	1,273,080
Select Medical Corp.	51,000	684,930
Sunrise Senior Living, Inc.(a)(b)	1,000	35,120
WellChoice, Inc.(a)	9,100	339,703
WellPoint Health Networks, Inc.(a)	123,200	12,947,088

		45,750,907

Hospital Management — 0.1%
HCA, Inc.	24,800	946,120
Humana, Inc.(a)	51,400	1,026,972
Sierra Health Services, Inc.(a)	21,400	1,025,702
United Surgical Partners International, Inc.(a)	15,300	525,555

		3,524,349

Household & Personal Care Products — 0.3%
Kimberly-Clark Corp.	178,600	11,535,774
USANA Health Sciences, Inc.(a)(b)	19,500	678,600

		12,214,374

Insurance — 3.0%
ACE, Ltd.	184,500	7,391,070
Allmerica Financial Corp.(a)	9,900	266,112
Allstate Corp.(b)	313,500	15,044,865
American Financial Group, Inc.(b)	24,400	729,316
American International Group, Inc.	461,935	31,406,961
AmerUs Group Co.(b)	17,200	705,200
CIGNA Corp.	47,700	3,321,351
Everest Re Group Ltd. (Bermuda)	21,400	1,590,662
First American Corp.	19,000	585,770
Genworth Financial, Inc. (Class “A” Stock)	91,300	2,127,290
LandAmerica Financial Group, Inc.(b)	26,600	1,210,300
Loews Corp.	74,500	4,358,250
MetLife, Inc.	93,100	3,598,315
MGIC Investment Corp.	52,400	3,487,220
Odyssey Re Holdings Corp.(b)	12,200	270,596
Old Republic International Corp.	700	17,521
PMI Group, Inc.(b)	61,900	2,511,902
Principal Financial Group, Inc.	64,800	2,330,856
Radian Group, Inc.	8,700	402,201
SAFECO Corp.(b)	23,800	1,086,470
St. Paul Cos., Inc.	227,775	7,530,241
The Chubb Corp.(b)	89,300	6,276,004
The Hartford Financial Services Group, Inc.(b)	47,200	2,923,096
UnumProvident Corp.(b)	211,870	3,324,240
XL Capital Ltd. (Class “A” Stock)(b)	91,900	6,799,681

		109,295,490

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Internet Software & Services — 0.4%
Avid Technology, Inc.(a)	21,700	1,017,079
EarthLink, Inc.(a)	165,200	1,701,560
Overstock.com, Inc.(a)(b)	8,500	312,205
Priceline.com, Inc.(a)	15,600	345,852
Travelzoo, Inc.(a)(b)	47,500	2,470,000
United Online, Inc.(a)	69,400	667,628
Yahoo!, Inc.(a)(b)	276,000	9,359,160

		15,873,484

Leisure — 0.3%
Argosy Gaming Co.(a)(b)	7,600	297,920
Brunswick Corp.	79,500	3,637,920
Harrah’s Entertainment, Inc.(b)	42,900	2,272,842
Sabre Holdings Corp. (Class “A” Stock)(b)	144,300	3,539,679
Shuffle Master, Inc.(a)(b)	26,100	977,706

		10,726,067

Machinery — 0.9%
Caterpillar, Inc.(b)	244,000	19,629,800
Deere & Co.	223,600	14,433,380
Zebra Technologies Corp. (Class “A” Stock)(a)	4,000	244,040

		34,307,220

Manufacturing — 0.2%
CARBO Ceramics, Inc.	8,700	627,618
Grant Prideco, Inc.(a)	37,800	774,522
Harman International Industries, Inc.	10,600	1,142,150
Hasbro, Inc.(b)	140,800	2,647,040
IMS Health, Inc.	39,900	954,408
Lone Star Technologies, Inc.(a)	34,000	1,285,200
Maverick Tube Corp.(a)	43,400	1,337,154

		8,768,092

Media — 2.3%
Clear Channel Communications, Inc.	472,100	14,715,357
Comcast Corp. (Special Class “A” Stock)(a)	89,782	2,535,444
EchoStar Communications Corp. (Class “A” Stock)(a)	56,900	1,770,728
Gannett Co., Inc.(b)	153,000	12,815,280
Knight-Ridder, Inc.	35,400	2,316,930
Time Warner, Inc.(a)	1,636,050	26,405,847
Tribune Co.(b)	55,600	2,287,940
Viacom, Inc. (Class “B” Stock)(b)	215,838	7,243,523
Walt Disney Co.	692,000	15,604,600

		85,695,649

Metals - Non Ferrous
Century Aluminum Co.(a)	20,500	568,465

Metal - Steel — 0.7%
Allegheny Technology, Inc.	114,900	2,096,925
Commercial Metals Co.(b)	14,700	583,884
International Steel Group, Inc.(a)(b)	52,700	1,775,990
Nucor Corp.(b)	157,300	14,372,501
Reliance Steel & Aluminum Co.	14,100	559,770
Steel Dynamics, Inc.(b)	80,700	3,116,634
United States Steel Corp.(b)	68,900	2,592,018

		25,097,722

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	55,400	2,553,940

Office Equipment & Supplies — 0.2%
Office Depot, Inc.(a)	9,300	139,779
Xerox Corp.(a)(b)	510,200	7,183,616

		7,323,395

Oil & Gas — 5.4%
Amerada Hess Corp.(b)	35,000	3,115,000
Anadarko Petroleum Corp.(b)	118,900	7,890,204
Apache Corp.	243,100	12,181,741
BJ Services Co.	13,500	707,535
Burlington Resources, Inc.	14,700	599,760
Cal Dive International, Inc.(a)	18,700	666,094
Chesapeake Energy Corp.(b)	180,300	2,854,149
ChevronTexaco Corp.	330,856	17,747,116
Conoco, Inc. (Class “B” Stock)	333,767	27,652,596
Cooper Cameron Corp.(a)	31,300	1,716,492
Devon Energy Corp.(b)	202,412	14,373,276
Exxon Mobil Corp.	1,269,616	61,360,541
Halliburton Co.	228,400	7,694,796
Houston Exploration Co.(a)	10,200	605,370
Newfield Exploration Co.(a)(b)	44,100	2,700,684
Occidental Petroleum Corp.	111,400	6,230,602
PNM Resources, Inc.	13,400	301,634
Pogo Producing Co.	31,200	1,480,440
Premcor, Inc.(a)	49,000	1,886,500
Schlumberger Ltd.	342,500	23,053,675
Tesoro Petroleum Corp. (Cayman Islands)(a)	20,400	602,412
Unit Corp.(a)(b)	25,700	901,556
Valero Energy Corp.	1,200	96,252
Weatherford International Ltd.(a)	12,400	632,648

		197,051,073

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co.(b)	564,600	13,364,082
First Horizon Pharmaceutical Corp.(a)(b)	37,400	748,374
United Therapeutics Corp.(a)	31,700	1,107,281
Wyeth	593,500	22,196,900

		37,416,637

Photography — 0.1%
Eastman Kodak Co.(b)	113,300	3,650,526

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Railroads
Norfolk Southern Corp.	61,000	1,814,140

Real Estate Investment Trust — 0.2%
Boykin Lodging Co.(a)	11,100	93,351
Equity Office Properties Trust	300	8,175
General Growth Properties, Inc.	105,300	3,264,300
Simon Property Group, Inc.	46,600	2,499,158
Sizeler Property Investors, Inc.	4,000	37,200
Thornburg Mortgage, Inc.(b)	28,400	823,884

		6,726,068

Restaurants — 0.7%
CEC Entertainment, Inc.(a)	36,150	1,328,513
Darden Restaurants, Inc.(b)	142,600	3,325,432
Jack in the Box, Inc.(a)	23,900	758,347
McDonald’s Corp.	386,700	10,839,201
Ruby Tuesday, Inc.	18,200	507,234
Starbucks Corp.(a)	131,300	5,968,898
Yum! Brands, Inc.(b)	77,800	3,163,348

		25,890,973

Retail — 4.3%
Albertson’s, Inc.(b)	26,000	622,180
AutoZone, Inc.(a)(b)	114,100	8,814,225
Bed Bath & Beyond, Inc.(a)	38,500	1,428,735
Best Buy Co., Inc.	7,200	390,528
BJ’s Wholesale Club, Inc.(a)(b)	71,600	1,957,544
CKE Restaurants, Inc.(a)	52,400	579,020
Electronics Boutique Holdings Corp.(a)	30,100	1,026,410
Federated Department Stores, Inc.(b)	137,300	6,237,539
Home Depot, Inc.(b)	708,850	27,786,920
J. C. Penney Co., Inc.(b)	140,500	4,956,840
Jones Apparel Group, Inc.(b)	109,100	3,905,780
Kmart Holding Corp.(a)(b)	96,300	8,423,361
Limited Brands(b)	312,400	6,963,396
Lowe’s Cos., Inc.(b)	255,800	13,902,730
May Department Stores Co.	25,100	643,313
Pacific Sunwear of California, Inc.(a)(b)	199,300	4,195,265
RadioShack Corp.	26,600	761,824
Reebok International Ltd.(b)	16,700	613,224
Safeway, Inc.(a)(b)	231,400	4,468,334
The Finish Line, Inc. (Class “A” Stock)	27,800	859,576
Wal-Mart Stores, Inc.	1,072,800	57,072,960

		155,609,704

Schools — 0.5%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	255,683	18,759,462

Semiconductors — 1.9%
Intel Corp.	935,200	18,760,112
Linear Technology Corp.(b)	436,600	15,822,384
Maxim Integrated Products, Inc.	391,000	16,535,390
Microchip Technology, Inc.(b)	246,900	6,626,796
Micron Technology, Inc.(a)(b)	353,200	4,248,996
Skyworks Solutions, Inc.(a)(b)	349,000	3,315,500
Teradyne, Inc.(a)(b)	188,600	2,527,240
TTM Technologies, Inc.(a)	14,500	128,905

		67,965,323

Telecommunications — 3.6%
ALLTEL Corp.	82,300	4,519,093
Aspect Communications Corp.(a)	57,700	572,961
Avaya, Inc.(a)	264,800	3,691,312
BellSouth Corp.	691,700	18,758,904
CenturyTel, Inc.(b)	142,300	4,872,352
Comverse Technology, Inc.(a)(b)	114,700	2,159,801
Corning, Inc.(a)	480,400	5,322,832
Crown Castle International Corp.(a)(b)	99,400	1,479,072
Motorola, Inc.(b)	565,100	10,194,404
Nextel Communications, Inc. (Class “A” Stock)(a)	38,700	922,608
Nextel Partners, Inc. (Class “A” Stock)(a)	135,000	2,238,300
Plantronics, Inc.	27,300	1,180,452
QUALCOMM, Inc.	683,800	26,695,552
SBC Communications, Inc.	283,550	7,358,123
Scientific- Atlanta, Inc.	79,200	2,052,864
Tellabs, Inc.(a)	396,500	3,643,835
Verizon Communications(b)	816,988	32,172,987
Western Wireless Corp.(a)	94,700	2,434,737

		130,270,189

Tobacco — 0.7%
Altria Group, Inc.	423,700	19,930,848
Reynolds American, Inc.	84,600	5,756,184

		25,687,032

Trucking & Shipping — 0.7%
CNF, Inc.	12,300	504,177
EGL, Inc.(a)	33,700	1,019,762
J.B. Hunt Transport Services, Inc.	95,500	3,546,870
Knight Transportation, Inc.(a)	20,900	447,678
Overseas Shipholding Group, Inc.	10,600	526,184
Swift Transportation Co., Inc.(a)	88,900	1,495,298
United Parcel Service, Inc. (Class “B” Stock)	218,200	16,565,744

		24,105,713

Utilities - Electric — 1.3%
Alliant Energy Corp.	20,500	510,040
American Electric Power Co., Inc.(b)	600	19,176
CMS Energy Corp.(a)(b)	124,500	1,185,240
Constellation Energy Group, Inc.(b)	115,200	4,589,568
Dominion Resources, Inc.(b)	52,700	3,438,675
DTE Energy Co.(b)	11,800	497,842
Duke Energy Co.	24,800	567,672

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Edison International	43,000	1,139,930
Entergy Corp.	69,000	4,182,090
Exelon Corp.	302,300	11,091,387
FPL Group, Inc.(b)	15,000	1,024,800
NiSource, Inc.(b)	172,500	3,624,225
PPL Corp.(b)	99,700	4,703,846
Progress Energy, Inc.(b)	119,100	5,042,694
The AES Corp.(a)	67,900	678,321
TXU Corp.(b)	52,400	2,511,008
Xcel Energy, Inc.(b)	162,300	2,811,036

		47,617,550

Utilities - Gas
KeySpan Corp.	30,600	1,199,520
Southern Union Co.(a)	14,700	301,350

		1,500,870

TOTAL COMMON STOCKS
(cost $2,377,424,882)		2,535,088,614

CONTINGENT VALUE OBLIGATION
Progress Energy, Inc.(a)(f) (cost $4,459)	9,100	0

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
LONG-TERM BONDS — 22.9%
Aerospace — 0.4%
Boeing Capital Corp.,
Sr. Notes	6.10%	03/01/11		A3	$925	$1,013,114
Bombardier, Inc.,
(Canada), Notes	6.75%	05/01/12		Baa3	1,095	999,155
Goodrich Corp.,
Notes	7.625%	12/15/12		Baa3	1,270	1,491,761
Lockheed Martin Corp.,
Bonds	8.50%	12/01/29		Baa2	120	158,683
Gtd. Notes	7.70%	06/15/08		Baa2	2,800	3,186,092
Northrop Grumman Corp.,
Notes	7.125%	02/15/11		Baa3	3,500	4,023,120
Raytheon Co.,
Notes	4.50%	11/15/07		Baa3	370	382,050
	5.50%	11/15/12		Baa3	595	623,191
	6.55%	03/15/10		Baa3	870	966,531
	8.30%	03/01/10		Baa3	530	633,590
United Technologies Corp.,
Debs.	8.875%	11/15/19		A2	460	638,804
Notes	6.35%	03/01/11		A2	825	915,675

						15,031,766

Airlines — 0.1%
Continental Airlines, Inc.,
Pass-thru Certs.	6.648%	09/15/17		Baa3	503	471,074
	9.558%	09/01/19		Ba2	935	929,209
Southwest Airlines Co.,
Notes	5.25%	10/01/14		Baa1	650	646,469

						2,046,752

Asset Backed Securities — 0.5%
American Express Credit Account Master Trust,
Ser. 2004-4, Class C, 144A, cost $1,170,000; purchased 8/6/04)	2.23%	03/15/12	(g)(i)	Baa2	$1,170	1,170,000
Ser. 2004-C, Class C	2.10%	02/15/12	(g)	Baa2	1,490	1,490,000
Bank One Issuance Trust
Ser. 2003-C1, Class C1	4.54%	09/15/10		Baa2	1,820	1,859,529
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3	4.45%	04/07/10		Baa2	1,300	1,323,633
Equity One Abs, Inc.
Ser. 2004-3, Class M1	5.70%	07/25/34		Aa2	1,280	1,304,984
Household Mortgage Loan Trust,
Ser. 2003-HC2, Class M	2.411%	06/20/33	(g)	Aa2	1,430	1,431,120
Ser. 2004-HC1, Class M	2.311%	02/20/34	(g)	Aa2	1,001	1,001,183
Hyundai Auto Receivables Trust,
Ser. 2003-A, Class A4	3.02%	10/15/10		Aaa	2,000	1,991,146
MBNA Master Credit Card Trust,
Ser. 1999-J, Cl. A	7.00%	02/15/12		Aaa	1,830	2,085,251
Ser. 2000-E, Cl. A	7.80%	10/15/12		Aaa	2,940	3,502,569
Prestige Auto Receivables Trust,
Ser. 2004-1, Class A2	3.69%	06/15/11		NR	1,730	1,731,038

						18,890,453

Automobiles & Trucks — 0.2%
Auburn Hills Trust,
Debs.	12.375%	05/01/20		A3	1,080	1,659,829
DaimlerChrysler NA Holdings Corp.,
Notes	6.50%	11/15/13	(b)	A3	460	499,105
Equus Cayman Finance Ltd. (Cayman Islands),
Notes	5.50%	09/12/08		Ba1	315	325,434
Ford Motor Co.,
Notes	7.45%	07/16/31		Baa1	2,225	2,181,679

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
General Motors Corp., Notes	7.20%	01/15/11	(b)	Baa1	580	614,259
	8.375%	07/15/33	(b)	Baa1	1,545	1,640,438
Hyundai Motor Manufacturing LLC, Gtd. Notes	5.30%	12/19/08		Ba1	500	513,209
Lear Corp., Gtd. Notes	8.11%	05/15/09		Baa3	1,255	1,449,017

						8,882,970

Automobiles — 0.1%
Ford Motor Credit Co., Notes	7.00%	10/01/13	(b)	A3	755	798,252
General Motors Acceptance Corp., Sr. Unsub. Notes	5.85%	01/14/09	(b)	A3	2,800	2,894,702
	6.125%	01/22/08		A3	575	605,252

						4,298,206

Banks
Santander Central Hispano Issuances, Bank Gtd. Notes	7.625%	09/14/10		A1	695	815,980

Banks and Savings & Loans — 0.5%
Bank of America Corp., Sr. Notes	5.375%	06/15/14		Aa2	2,100	2,180,810
Bank One Corp., Sub. Notes	7.875%	08/01/10		A1	2,250	2,655,731
Citigroup, Inc., Notes	5.625%	08/27/12		Aa2	2,800	2,992,766
	6.00%	10/31/33		Aa2	935	947,875
	6.625%	06/15/32		Aa2	515	564,082
Sub. Notes	5.00%	09/15/14		Aa2	454	454,565
Mizuho Financial Ltd. (Cayman Islands), Bank Gtd. Notes	5.79%	04/15/14		Baa1	815	840,859
Wachovia Bank NA, Sub. Notes	7.80%	08/18/10		Aa3	2,100	2,473,576
Wachovia Corp., Sub. Notes	5.25%	08/01/14		A1	155	158,447
Wells Fargo & Co., Sub. Notes	5.125%	09/15/16		Aa2	1,060	1,064,315
Wells Fargo Bank, Sub. Notes	6.45%	02/01/11		Aa1	2,000	2,242,578

						16,575,604

Cable & Pay Television — 0.2%
Comcast Corp., Notes	7.05%	03/15/33		Baa3	325	356,540
Continental Cablevision, Inc., Sr. Notes	8.30%	05/15/06		Baa3	4,000	4,310,816
Rogers Cable, Inc., Sec’d. Notes	5.50%	03/15/14	(b)	Ba2	275	253,000
Rogers Cablesystems, Inc. (Canada), Sr. Notes	10.00%	03/15/05		Ba2	1,750	1,800,313

						6,720,669

Chemicals — 0.2%
Eastman Chemical Co., Notes	3.25%	06/15/08		Baa2	710	694,540
	7.00%	04/15/12	(b)	Baa2	445	506,100
ICI Wilmington, Inc., Gtd. Notes	5.625%	12/01/13		Baa3	1,470	1,510,628
Lubrizol Corp., Debs.	6.50%	10/01/34		Baa3	360	351,187
Sr. Notes	4.625%	10/01/09	(b)	Baa3	860	860,161
	5.50%	10/01/14		Baa3	885	878,948
The Dow Chemical Co., Notes	5.75%	11/15/09		A3	300	321,940
	5.97%	01/15/09		A3	390	418,954
	6.00%	10/01/12		A3	700	756,155
	6.125%	02/01/11	(b)	A3	685	747,541

						7,046,154

Collateralized Mortgage Obligations — 1.8%
Bank of America Commercial Mortgage, Inc.	4.153%	11/10/38		Aaa	2,800	2,762,721
	4.873%	03/11/41		NR(e)	2,500	2,555,381
Commercial Mortgage Pass-Through Certificate	1.116%	03/10/39		NR	14,556	660,291
CS First Boston Mortgage Securities Corp.,
Ser. 2004-C3, Class A4	4.835%	07/15/36		Aaa	4,280	4,367,321
General Electric Capital Commercial Mortgage Corp.	0.87%	03/10/40	(g)	Aaa	26,400	823,962
Greenwich Capital Commercial Funding Corp.	4.022%	01/05/36		Aaa	5,000	5,015,916
	4.111%	07/05/35		Aaa	7,700	7,425,957
	4.533%	01/05/36		Aaa	2,750	2,777,705

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
J.P. Morgan Commercial Mortgage Finance Corp.	5.255%	07/12/37		Aaa	2,100	2,188,498
	7.371%	08/15/32		Aaa	8,250	9,462,420
KeyCorp	7.727%	05/17/32		Aaa	9,000	10,434,583
LB-UBS Commercial Mortgage Trust	4.826%	08/15/29	(g)	NR(e)	3,910	3,963,968
	4.83%	11/15/27		Aaa	1,460	1,496,088
Master Alternative Loans Trust	5.00%	04/25/19		Aaa	1,881	1,886,700
Merrill Lynch Mortgage Trust Sr. 2004-KEY2, Class A3	4.615%	08/12/39		NR	2,000	2,007,500
PNC Mortgage Acceptance Corp.	7.33%	12/10/32		NR(e)	2,100	2,383,737
Structured Adjustable Rate Mortgage Loan	4.17%	02/25/34	(g)	Aaa	3,170	3,204,234
Washington Mutual, Inc.	4.38%	12/25/32	(g)	Aaa	1,311	1,314,831
	5.494%	04/26/32	(g)	Aaa	802	804,514

						65,536,327

Construction — 0.2%
American Standard, Inc., Gtd. Notes	7.625%	02/15/10		Ba2	770	872,025
Caterpillar, Inc., Debs.	7.25%	09/15/09		A2	1,900	2,181,823
CRH America, Inc., Gtd. Notes	5.30%	10/15/13		Baa1	1,000	1,029,620
	6.40%	10/15/33		Baa1	500	535,254
D.R. Horton, Inc., Sr. Notes	5.625%	09/15/14		Ba1	1,230	1,223,850
John Deere Capital Corp., Notes	7.00%	03/15/12		A3	2,010	2,323,837
The Ryland Group, Inc., Sr. Notes	5.375%	06/01/08		Ba1	440	457,600

						8,624,009

Consumer Products
The Procter & Gamble Co., Bonds	5.80%	08/15/34		Aa3	1,045	1,092,199
Notes	4.95%	08/15/14		Aa3	610	624,849

						1,717,048

Consumer Services — 0.1%
Cendant Corp., Notes	6.875%	08/15/06		Baa1	1,320	1,406,923
Sr. Notes	7.375%	01/15/13		Baa1	1,065	1,232,282

						2,639,205

Containers
Sealed Air Corp., Notes	8.75%	07/01/08		Baa3	190	220,528

Diversified Operations — 0.1%
Honeywell International, Inc., Bonds	6.125%	11/01/11		A2	1,095	1,205,841
Hutchison Whampoa International Ltd., Gtd. Notes	5.45%	11/24/10	(b)	A3	825	843,045
Tyco International Group SA, Gtd. Notes	6.00%	11/15/13		Baa3	1,265	1,365,236

						3,414,122

Drugs & Medical Supplies — 0.1%
Bristol-Myers Squibb Co., Notes	5.75%	10/01/11		A1	555	595,165
Columbia / HCA Healthcare Corp., Notes	6.91%	06/15/05		Ba1	1,015	1,038,020
Glaxosmithkline Capital, Inc., Gtd. Notes	4.375%	04/15/14		Aa2	255	250,032
Pharmacia Corp., Debs.	6.50%	12/01/18		Aaa	1,550	1,788,873
	6.75%	12/15/27		Aaa	915	1,065,107
Wyeth, Notes	6.45%	02/01/24		Baa1	475	487,133

						5,224,330

Energy — 0.8%
Anadarko Finance Co., Gtd. Notes	7.50%	05/01/31		Baa1	220	268,973
Chesapeake Energy Corp., Gtd. Notes	8.125%	04/01/11		Ba3	1	625
Conoco, Inc., Sr. Notes	6.95%	04/15/29		A3	570	657,670
ConocoPhillips, Notes	8.75%	05/25/10		A3	1,505	1,851,797

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Cooper Cameron Corp., Sr. Notes	2.65%	04/15/07		Baa1	330	323,310
Devon Energy Corp., Sr. Notes	2.75%	08/01/06		Baa2	2,390	2,373,820
Devon Financing Corp., Gtd. Notes	6.875%	09/30/11		Baa2	750	846,200
Duke Capital LLC, Sr. Notes	4.33%	11/16/06		Baa3	700	712,630
	6.25%	02/15/13	(b)	Baa3	235	252,857
	8.00%	10/01/19		Baa3	215	257,115
EnCana Corp. (Canada), Bonds	6.50%	08/15/34		Baa2	840	897,818
Enterprise Products Operating LP, Sr. Gtd. Notes	6.375%	02/01/13		Baa3	720	772,477
Sr. Notes	4.00%	10/15/07		Baa3	780	784,305
	5.60%	10/15/14		Baa3	655	659,980
Kerr-McGee Corp., Gtd. Notes	5.875%	09/15/06		Baa3	930	973,953
	6.875%	09/15/11		Baa3	460	514,572
	6.95%	07/01/24		Baa3	400	426,270
Marathon Oil Corp., Notes	6.125%	03/15/12		Baa1	765	831,500
Occidental Petroleum Corp., Sr. Notes	6.75%	01/15/12		Baa1	735	833,225
	7.65%	02/15/06		Baa1	2,800	2,975,555
Parker & Parsley Petroleum Co., Sr. Notes	8.875%	04/15/05		Baa3	2,725	2,811,034
Pemex Project Funding Master Trust, Notes	7.875%	02/01/09		Baa1	1,750	1,951,250
	8.50%	02/15/08		Baa1	1,430	1,606,962
Petroleos Mexicanos (Mexico)	9.50%	09/15/27		Baa1	2,200	2,684,000
Pioneer Natural Resources Co., Sr. Notes	5.875%	07/15/16		Baa3	340	354,812
Suncor Energy, Inc., Bonds	5.95%	12/01/34		A3	445	457,572
Union Oil Co., Gtd. Notes	7.35%	06/15/09		Baa2	650	740,917
Valero Energy Corp., Notes	6.875%	04/15/12		Baa3	315	354,679
Woodside Petroleum Ltd., Notes	5.00%	11/15/13		Baa1	1,400	1,425,570

						29,601,448

Financial Services — 0.8%
Capital One Bank Corp., Notes	6.50%	06/13/13		Baa3	1,250	1,366,908
	6.875%	02/01/06		Baa2	1,540	1,619,251
CIT Group, Inc., Sr. Notes	5.50%	11/30/07		A2	990	1,050,328
Dow Jones CDX North America High Yield,
Pass-thru Certs., Ser. 3-1	7.75%	12/29/09	(b)	B3	2,400	2,430,000
Pass-thru Certs., Ser. 3-2	6.375%	12/29/09	(b)	Ba3	1,125	1,147,500
Erac USA Finance Co., Notes	6.70%	06/01/34		Baa1	900	951,310
General Electric Capital Corp., Notes	4.75%	09/15/14		Aaa	205	203,767
	5.875%	02/15/12		Aaa	160	173,684
	6.125%	02/22/11	(b)	Aaa	3,230	3,561,679
	6.75%	03/15/32		Aaa	2,100	2,416,905
Goldman Sachs Group LP, Notes	5.00%	10/01/14		Aa3	1,675	1,656,836
HBOS PLC (United Kingdom), Sub. Notes	6.00%	11/01/33		Aa3	170	174,233
Household Finance Corp., Notes	4.75%	05/15/09		A1	640	660,554
	6.375%	11/27/12		A1	155	171,747
	6.75%	05/15/11		A1	430	483,989
	7.00%	05/15/12		A1	1,300	1,487,771
International Lease Finance Corp., Notes	3.50%	04/01/09		A1	580	567,712
J.P. Morgan Chase & Co., Sr. Notes	4.50%	11/15/10		Aa3	740	749,797
	5.25%	05/30/07		Aa3	210	220,681
Sub. Notes	5.125%	09/15/14		A1	885	889,744
	6.50%	01/15/09		A1	1,100	1,211,767
Lehman Brothers Holdings, Inc., Notes	6.625%	01/18/12		A1	1,670	1,867,903
Merrill Lynch & Co., Inc., Notes	5.45%	07/15/14		Aa3	985	1,018,879
Morgan Stanley, Notes	3.875%	01/15/09	(b)	Aa3	845	845,093
Sub. Notes	4.75%	04/01/14		A1	1,170	1,132,649
The Goldman Sachs Group, Inc., Sub. Notes	6.345%	02/15/34		A1	970	973,057

						29,033,744

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Food & Beverage — 0.6%
Albertson’s, Inc., Debs.	8.00%	05/01/31		Baa2	700	845,220
Archer-Daniels-Midland Co., Debs.	8.125%	06/01/12		A1	300	370,385
Bunge Ltd. Finance Corp., Notes	5.875%	05/15/13	(b)	Baa3	920	969,470
Cadbury Schweppes US Finance, Notes	3.875%	10/01/08		Baa2	810	811,631
	5.125%	10/01/13		Baa2	860	873,302
Cargill, Inc., Notes	3.625%	03/04/09		A2	1,875	1,854,231
ConAgra Foods, Inc., Notes	7.875%	09/15/10		Baa1	650	766,212
General Mills, Inc., Notes	5.125%	02/15/07		Baa2	350	364,519
Kellogg Co., Notes	6.60%	04/01/11		Baa2	1,875	2,111,282
Kraft Foods, Inc., Notes	4.625%	11/01/06		A3	2,700	2,776,715
	5.25%	06/01/07		A3	300	313,965
	5.625%	11/01/11		A3	2,400	2,535,010
Miller Brewing Co., Notes	5.50%	08/15/13		Baa1	655	682,932
The Kroger Co., Gtd. Notes	6.75%	04/15/12		Baa2	1,830	2,046,529
	6.80%	04/01/11		Baa2	670	750,688
Tyson Foods, Inc., Notes	6.625%	10/17/05		Baa3	375	387,047
	7.25%	10/01/06		Baa3	405	434,330
	8.25%	10/01/11		Baa3	790	936,257
Unilever Capital Corp., Gtd. Notes	5.90%	11/15/32		A1	860	891,159

						20,720,884

Foreign Agencies
Korea Development Bank, Notes	4.75%	07/20/09		A3	1,180	1,207,319

Forest Products & Paper — 0.1%
International Paper Co., Notes	5.25%	04/01/16		Baa2	480	471,076
MeadWestvaco Corp., Gtd. Notes	6.85%	04/01/12	(b)	Baa2	555	618,236
Notes	2.75%	12/01/05		Baa2	1,010	1,010,024
Weyerhaeuser Co., Notes	5.50%	03/15/05		Baa2	198	200,600
	7.375%	03/15/32		Baa2	345	395,884

						2,695,820

Healthcare
Cardinal Health, Inc. Notes	6.75%	02/15/11		Baa3	110	118,399
Hospira, Inc., Notes	5.90%	06/15/14		Baa3	755	792,431

						910,830

Insurance — 0.1%
Axa (France), Sub. Notes	8.60%	12/15/30		A3	155	200,635
MetLife, Inc., Notes	6.125%	12/01/11		A2	335	366,104
Sr. Notes	6.375%	06/15/34		A2	145	152,660
Royal & Sun Alliance Insurance Group PLC (United Kingdom), Gtd. Notes	8.95%	10/15/29	(b)	Ba2	255	317,238
The Hartford Financial Services Group, Inc.,
Sr. Notes	4.75%	03/01/14		A3	500	490,332
W. R. Berkley Corp., Sr. Notes	6.15%	08/15/19		Baa2	460	465,861

						1,992,830

Leisure & Tourism — 0.2%
Carnival Corp., Gtd. Notes	3.75%	11/15/07		A3	2,205	2,215,423
Carnival PLC, Gtd. Notes	7.30%	06/01/07		A3	260	283,532
Harrah’s Casinos Co., Inc., Gtd. Notes	7.875%	12/15/05		Ba1	975	1,029,844
Harrah’s Operating Co., Inc., Gtd. Notes	5.50%	07/01/10		Baa3	625	645,796

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Hilton Hotels Corp., Notes	7.625%	12/01/12	(b)	Baa3	755	877,687
La Quinta Inns, Inc., Sr. Notes	7.40%	09/15/05		Ba3	1,700	1,753,125

						6,805,407

Lodging
Host Marriott LP, Sr. Notes	7.00%	08/15/12		Ba3	1,150	1,210,375

Media — 0.3%
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes	7.30%	10/15/06		Baa3	660	710,366
Clear Channel Communications, Inc., Sr. Notes	4.40%	05/15/11		Baa3	910	878,596
	7.65%	09/15/10		Baa3	450	513,506
	8.00%	11/01/08		Baa3	575	652,066
News America Holdings, Inc., Gtd. Notes	8.50%	02/15/05		Baa3	1,350	1,375,152
News America, Inc., Gtd. Notes	7.625%	11/30/28		Baa3	1,050	1,227,160
R.R. Donnelley & Sons Co., Notes	4.95%	04/01/14		Baa1	650	644,178
Time Warner Cos., Inc., Debs.	7.25%	10/15/17		Baa1	790	892,234
Time Warner, Inc., Gtd. Notes	7.70%	05/01/32		Baa1	1,100	1,279,077
Viacom, Inc., Gtd. Notes	7.875%	07/30/30		A3	865	1,056,721
Walt Disney Co., Notes	5.875%	12/15/17		Baa1	1,420	1,481,290
Sr. Notes	5.375%	06/01/07		Baa1	225	235,249
	6.75%	03/30/06		Baa1	1,016	1,070,834

						12,016,429

Metals
Alcan, Inc., Notes	5.20%	01/15/14		Baa1	390	400,365
	6.125%	12/15/33		Baa1	900	934,355

						1,334,720

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.	5.10%	06/01/33		Aa3	4,880	4,622,629

Oil & Gas — 0.2%
B.J. Services Co., Sr. Notes	7.00%	02/01/06		Baa2	4,000	4,148,076
Halliburton Co., Notes	5.50%	10/15/10		Baa2	150	157,138
Plains All American Pipeline LP,
Sr. Notes	5.625%	12/15/13		Baa3	1,090	1,127,451
Precision Drilling Corp. (Canada), Notes	5.625%	06/01/14		Baa2	390	408,186
Transocean, Inc., Notes	7.50%	04/15/31		Baa2	145	172,164

						6,013,015

Real Estate Investment Trust — 0.2%
Developers Diversified Realty Corp., Notes	5.25%	04/15/11		Baa3	575	583,191
ERP Operating LP, Notes	6.63%	04/13/15		Baa1	1,650	1,685,584
Simon Debartolo Group, Inc., Notes	6.75%	06/15/05		Baa2	5,000	5,140,765

						7,409,540

Restaurants
Yum! Brands, Inc., Sr. Notes	8.875%	04/15/11		Baa3	365	453,826

Retail — 0.1%
CVS Corp., Notes	4.875%	09/15/14		A3	650	649,726
Target Corp., Notes	5.95%	05/15/06		A2	1,000	1,051,544
	7.50%	07/15/06		A2	1,150	1,240,836
Wal-Mart Stores, Inc., Sr. Notes	6.875%	08/10/09		Aa2	280	317,550

						3,259,656

Supermarkets — 0.1%
Safeway, Inc., Notes	2.50%	11/01/05		Baa2	1,400	1,394,687
	4.95%	08/16/10	(b)	Baa2	1,375	1,396,042

						2,790,729

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value
Technology — 0.2%
Computer Associates International, Inc., Sr. Notes	6.375%	04/15/05		Ba1	575	587,937
Computer Sciences Corp., Notes	6.75%	06/15/06		A3	290	307,957
Equifax, Inc., Notes	4.95%	11/01/07		Baa1	320	334,298
First Data Corp., Notes	4.85%	10/01/14		A1	1,885	1,893,748
Hewlett-Packard Co., Notes	7.15%	06/15/05		A3	240	247,871
International Business Machines Corp., Debs.	5.875%	11/29/32	(b)	A1	1,150	1,191,118
Jabil Circuit, Inc., Sr. Notes	5.875%	07/15/10	(b)	Baa3	770	805,525
Motorola, Inc., Notes	4.608%	11/16/07		Baa3	950	976,068
	7.625%	11/15/10		Baa3	750	877,670
SunGard Data Systems, Inc., Notes	3.75%	01/15/09		Baa2	700	689,095

						7,911,287

Telecommunications — 1.0%
AT&T Wireless Services, Inc., Notes	8.125%	05/01/12	(b)	Baa2	640	773,329
Sr. Notes	7.35%	03/01/06		Baa2	1,756	1,864,700
	8.75%	03/01/31		Baa2	539	707,724
BellSouth Corp., Bonds	5.20%	09/15/14		A1	1,290	1,302,028
	6.55%	06/15/34		A1	710	747,348
Notes	4.20%	09/15/09		A1	1,175	1,181,755
British Telecom PLC (United Kingdom),
Bonds	7.00%	05/23/07		NR	1,265	1,375,687
	8.875%	12/15/30		Baa1	1,305	1,714,384
CenturyTel, Inc., Sr. Notes	7.875%	08/15/12		Baa2	130	151,109
Citizens Communications Co., Debs.	7.60%	06/01/06		Ba3	1,100	1,161,875
Notes	8.50%	05/15/06		Ba3	590	632,775
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	8.75%	06/15/30		Baa2	705	911,268
	9.25%	06/01/32		Baa2	745	1,038,432
Koninlijke (Royal) KPN NV (Netherlands), Sr. Notes	8.00%	10/01/10		Baa1	1,720	2,045,378
Pacific Bell, Notes	7.25%	11/01/27		A1	380	401,800
SBC Communications, Inc., Bonds	6.45%	06/15/34		A1	370	378,829
Sprint Capital Corp., Gtd. Notes	6.875%	11/15/28		Baa3	2,195	2,302,320
	8.75%	03/15/32		Baa3	230	291,914
Telecom de Puerto Rico, Gtd. Notes	6.65%	05/15/06		Baa1	2,700	2,841,229
	6.80%	05/15/09		Baa1	3,065	3,366,115
Telecom Italia Capital, Gtd. Notes	4.95%	09/30/14		Baa2	2,070	2,044,487
	5.25%	11/15/13		Baa2	775	789,622
	6.00%	09/30/34		Baa2	2,140	2,090,258
Telefonica Europe BV (Netherlands), Gtd. Notes	7.75%	09/15/10		A3	1,150	1,355,140
Telus Corp., Notes	8.00%	06/01/11		Baa3	1,255	1,470,532
Verizon Global Funding Corp., Notes	7.75%	12/01/30		A2	320	383,239
Verizon New York, Inc., Debs.	7.375%	04/01/32	(b)	Baa2	875	973,569
Vondafone Group PLC (United Kingdom), Notes	5.375%	01/30/15		A2	865	894,433
	7.75%	02/15/10		A2	800	938,443

						36,129,722

Tobacco
Altria Group, Inc., Notes	7.00%	07/15/05		Baa2	460	471,343
	7.65%	07/01/08	(b)	Baa2	590	641,797

						1,113,140

Transportation — 0.1%
FedEx Corp., Notes	2.65%	04/01/07		Baa2	1,600	1,573,843
Norfolk Southern Corp., Bonds	7.80%	05/15/27		Baa1	495	605,412

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
Union Pacific Corp., Notes	6.625%	02/01/08	Baa2	1,390	1,512,940

					3,692,195

Utilities — 0.7%
Arizona Public Service Co., Notes	7.625%	08/01/05	Baa1	5,000	5,196,620
Boston Edison Co., Debs.	4.875%	04/15/14	A1	565	573,861
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2	5.70%	03/15/13	Baa2	740	784,768
Mtge. Bonds, Ser. K2	6.95%	03/15/33	Baa2	590	674,795
Consolidated Edison Co. of NY, Debs.	5.70%	02/01/34	A1	425	428,537
Consumers Energy Co., First Mtge. Bonds, Ser. B	5.375%	04/15/13	Baa3	325	334,532
Dominion Resources, Inc., Sr. Notes	5.125%	12/15/09	Baa1	970	1,004,554
Energy East Corp., Notes	6.75%	09/15/33	Baa2	630	677,112
FirstEnergy Corp., Notes	7.375%	11/15/31	Baa3	735	825,473
Florida Power & Light Co.,	5.95%	10/01/33	Aa3	610	639,439
National Rural Utilities Cooperative Finance Corp., Notes	7.25%	03/01/12	A2	715	827,442
NiSource Finance Corp., Gtd. Notes	7.625%	11/15/05	Baa3	600	630,477
Oncor Electric Delivery Co., Debs.	6.375%	01/15/15	Baa1	345	380,716
	7.00%	09/01/22	Baa2	510	574,451
	7.25%	01/15/33	Baa1	250	294,144
Pacific Gas & Electric Co., First Mtge.	6.05%	03/01/34	Baa2	1,930	1,964,358
PacifiCorp, First Mtge.	5.45%	09/15/13	A3	300	315,842
Pepco Holdings, Inc., Notes	5.50%	08/15/07	Baa2	565	591,576
PPL Electric Utilities, Second Mtge.	6.25%	08/15/09	Baa1	1,500	1,642,816
Progress Energy, Inc., Sr. Notes	6.75%	03/01/06	Baa2	1,410	1,480,714
Sempra Energy, Notes	4.75%	05/15/09	Baa1	630	650,496
Southern California Edison Co., First Mtge.	4.65%	04/01/15	A3	470	459,733
	5.75%	04/01/35	A3	250	251,038
	8.00%	02/15/07	A3	1,395	1,544,112
Westar Energy, Inc., First Mtge.	6.00%	07/01/14(b)	Ba1	550	591,113
Xcel Energy, Inc., Sr. Notes	3.40%	07/01/08	Baa1	605	595,993
	7.00%	12/01/10	Baa1	190	214,873

					24,149,585

Waste Management — 0.1%
Waste Management, Inc., Gtd. Notes	7.75%	05/15/32	Baa3	1,800	2,182,937

Foreign Government Bonds — 0.2%
Hydro-Quebec (Canada)	7.50%	04/01/16	A1	600	746,677
	8.00%	02/01/13	A1	1,500	1,868,147
Quebec Province (Canada), Debs.	5.75%	02/15/09	A1	500	540,488
Republic of Italy (Italy)	5.375%	06/15/33	AA-(e)	800	792,307
	6.00%	02/22/11	AA-(e)	390	429,602
Republic of South Africa (South Africa)	6.50%	06/02/14	Baa2	475	507,062
The Export-Import Bank of Korea, Notes	4.125%	02/10/09	A3	860	859,792
United Mexican States (Mexico), Notes	7.50%	01/14/12	Baa2	1,500	1,690,500

					7,434,575

Mortgage Backed Securities — 8.1%
Federal Home Loan Mortgage Corp.	4.25%	07/15/09(b)		5,400	5,523,768
	4.50%	11/01/18 - 06/01/19 (h)		6,091	6,074,576
	5.00%	12/01/18 - 05/01/34 (h)		12,866	12,987,772
	5.50%	12/01/33 - 06/01/34 (h)		15,455	15,687,711
	6.00%	TBA		8,000	8,260,000
	6.50%	05/01/14 - 09/01/14 (h)		911	964,729
	7.00%	01/01/31 - 11/01/33		12,319	13,075,915

FLEXIBLE MANAGED PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value
Federal National Mortgage Assn.	4.00%	06/01/19(h)		2,941	2,865,570
	4.50%	01/01/19 -03/01/34 (h)		16,121	15,921,463
	5.00%	TBA		10,000	10,156,250
	5.00%	TBA		5,000	4,946,875
	5.079%	07/01/33(g)		2,624	2,712,638
	5.50%	TBA		9,000	9,298,125
	5.50%	TBA		11,000	11,144,375
	6.00%	TBA		3,500	3,666,250
	6.00%	TBA		16,800	17,372,242
	6.50%	TBA		5,000	5,243,750
	7.00%	08/01/11 - 07/01/32 (h)		3,465	3,686,156
	7.50%	06/01/12 -05/01/32 (h)		3,461	3,695,883
Government National Mortgage Assn.	5.50%	08/15/33 -02/15/34 (h)		2,402	2,448,319
	6.00%	02/15/33 -06/20/34 (h)		5,740	5,955,993
	6.50%	10/15/23 -08/15/32 (h)		13,885	14,694,966
	8.00%	01/15/24 -04/15/25 (h)		626	688,902

					294,407,593

U.S. Government Agency Obligations — 4.4%
Federal Home Loan Bank	3.75%	08/18/09(b)		1,895	1,895,121
	4.25%	05/15/09		3,700	3,784,445
	4.50%	05/13/11		5,885	5,995,008
Federal Home Loan Mortgage Corp.	2.875%	05/15/07(b)		11,685	11,640,492
	4.875%	11/15/13		225	230,483
	7.00%	03/15/10		2,505	2,884,720
Federal National Mortgage Assn.	3.25%	08/15/08(b)		2,250	2,231,165
	4.25%	05/15/09(b)		4,375	4,476,894
	5.25%	08/01/12		6,535	6,791,557
	5.50%	07/18/12		7,200	7,329,492
	6.625%	09/15/09		15,200	17,124,472
United States Treasury Bonds	5.375%	02/15/31(b)		970	1,039,113
	6.00%	02/15/26(b)		1,885	2,149,121
	6.25%	08/15/23(b)		2,500	2,919,335
	8.875%	08/15/17		1,950	2,781,796
	8.875%	02/15/19		6,050	8,738,941
	9.00%	11/15/18(b)		7,350	10,697,410
	9.125%	05/15/18(b)		4,740	6,933,174
	9.25%	02/15/16		1,647	2,371,487
United States Treasury Notes	1.625%	09/30/05		5,000	4,972,460
	2.50%	09/30/06		8,895	8,875,876
	2.75%	08/15/07(b)		23,055	22,991,968
	3.125%	05/15/07(b)		3,880	3,912,739
	3.375%	09/15/09(b)		360	360,070
	3.875%	05/15/09		7,495	7,677,106
	4.25%	08/15/14(b)		565	570,915
	4.75%	05/15/14		650	682,297
	5.00%	02/15/11		5	5,376
	5.75%	08/15/10(b)		1,075	1,198,415
	6.50%	02/15/10		1,070	1,227,742
	0.00%	05/15/25(b)		4,430	1,512,358
	0.00%	05/15/18		6,215	3,205,486

					159,207,034

TOTAL LONG-TERM BONDS (cost $819,819,759)					835,991,392

TOTAL LONG-TERM INVESTMENTS (cost $3,197,249,100)					3,371,080,006

SHORT-TERM INVESTMENTS — 28.6%
Commercial Paper
Electronic Data Systems Corp., Notes	6.85%	10/15/04(b)	Ba1	390	390,473

U.S. Government Agency Obligation — 0.4%
United States Treasury Bills	1.63%	2/16/04(d)		15,000	14,948,541

				Shares
Mutual Fund — 28.2%
Dryden Core Investment Fund - Taxable Money Market Series (c)(cost $1,030,297,855)				1,030,297,85	1,030,297,855

TOTAL SHORT-TERM INVESTMENTS
(cost $1,045,636,928)					1,045,636,869

TOTAL INVESTMENTS — 120.8%
(cost $4,242,886,028 (j))					4,416,716,875
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(i)					860,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (20.8)%					(762,356,106)

TOTAL NET ASSETS — 100%					$3,655,221,619

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation.
NR	Not rated by Moody’s or Standard and Poor’s.
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $664,874,874; cash collateral $684,831,092 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a fair valued security.

(g)	Indicates a variable rate security.

(h)	Security segregated as collateral for TBA’s.

(i)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,170,000.

(j)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ Depreciation
Long Positions:
509	S&P 500 Index	Dec 04	$142,335,487	$141,871,025	$(464,462)
207	S&P MidCap 400 Index	Dec 04	60,749,325	61,489,350	740,025
472	U.S. Treasury 5Yr Notes	Dec 04	52,063,811	52,274,000	210,189
73	U.S. Treasury 2Yr Notes	Dec 04	15,426,394	15,420,109	(6,285)

					479,467

Short Positions:
180	U.S. Treasury 10Yr Notes	Dec 04	20,131,661	20,272,500	(140,839)
28	U.S. Treasury Bonds	Dec 04	3,076,194	3,142,125	(65,931)
91	U.S. Treasury 5Yr Notes	Dec 04	10,021,258	10,078,250	(56,992)

					(263,762)

					$215,705

(j)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,245,838,643	$267,069,412	$96,191,180	$170,878,232

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

GLOBAL PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS
Bermuda — 1.9%
Marvell Technology Group, Ltd.(a)	269,400	$7,039,422
Tyco International, Ltd.(b)	159,500	4,890,270

		11,929,692

Canada — 0.9%
Suncor Energy, Inc.	185,600	5,941,056

France — 3.9%
Schneider Electric SA	106,900	6,910,668
Total SA	87,062	17,733,484

		24,644,152

Republic of Germany — 5.3%
Deutsche Boerse AG	54,053	2,733,690
Deutsche Telekom AG(a)	421,000	7,811,857
Metro AG	163,500	7,296,197
SAP AG, ADR	164,000	6,387,800
Siemens AG	125,000	9,192,352

		33,421,896

Hong Kong — 0.7%
Cosco Pacific, Ltd.	2,752,000	4,587,814

Ireland — 1.1%
Anglo Irish Bank Corp., PLC	376,800	6,963,625

Italy — 3.3%
Enel SpA(b)	838,900	6,855,793
Eni SpA	212,286	4,756,412
Riunione Adriatica di Sicurta SpA	495,543	9,521,234

		21,133,439

Japan — 10.6%
Asahi Glass Co., Ltd.	771,000	7,016,404
Cannon, Inc.	145,900	6,857,161
JFE Holdings, Inc.	386,800	11,019,843
Mitsubishi Estate Co., Ltd.	884,000	9,223,790
Mitsui & Co., Ltd.	978,000	8,190,301
Nidec Corp.	82,900	8,379,132
Nissan Motor Co., Ltd.	568,600	6,190,809
Sumitomo Forestry Co., Ltd.	370,000	3,454,430
Sumitomo Realty & Development Co., Ltd.	596,000	6,353,944

		66,685,814

Spain — 2.0%
Banco Bilbao Vizcaya Argentaria, S.A.(b)	426,165	$5,864,610
Telefonica SA	456,682	6,834,748

		12,699,358

Switzerland — 6.5%
Alcon, Inc.(b)	105,600	8,469,120
Novartis AG, ADR	204,000	9,520,680
Roche Holding AG, ADR	117,600	12,148,950
UBS AG	155,700	10,960,223

		41,098,973

United Kingdom — 7.1%
AstraZeneca PLC, ADR(b)	149,400	6,144,822
BHP Billiton PLC	287,800	3,028,383
Exel PLC	492,002	6,089,663
Royal Bank of Scotland Group PLC	364,482	10,526,385
Tesco PLC(b)	2,169,500	11,198,389
Vodafone Group PLC	3,241,454	7,757,214

		44,744,856

United States — 52.4%
Activision, Inc.(a)	373,050	5,174,203
Agilent Technologies, Inc.(a)	200,300	4,320,471
American Express Co.	148,700	7,652,102
American International Group, Inc.	114,300	7,771,257
Amgen, Inc.(a)	149,700	8,484,996
Apple Computer, Inc.(a)	271,700	10,528,375
Bank of America Corp.(b)	231,400	10,026,562
Bank of New York Co., Inc. (The)	189,600	5,530,632
Bed Bath & Beyond, Inc.(a)	229,200	8,505,612
BJ Services Co.	118,700	6,221,067
Cendant Corp.	199,700	4,313,520
Chico’s FAS, Inc.(a)(b)	154,800	5,294,160
Cisco Systems, Inc.(a)	292,000	5,285,200
Citigroup, Inc.	31,500	1,389,780
Costco Wholesale Corp.(b)	116,100	4,825,116
Dell, Inc.(a)	207,000	7,369,200
DIRECTV Group, Inc. (The)(a)	370,700	6,520,613
Electronic Arts, Inc.(a)(b)	136,500	6,277,635
Eli Lilly & Co.(b)	96,900	5,818,845
ENSCO International, Inc.(b)	228,500	7,465,095
General Electric Co.	319,700	10,735,526
Gilead Sciences, Inc.(a)(b)	312,550	11,683,119
Guidant Corp.	127,600	8,426,704
IAC / InterActiveCorp.(a)(b)	282,200	6,214,044
IVAX Corp.(a)	253,600	4,856,440
J. P. Morgan Chase & Co.	302,900	12,034,217
Kroger Co. (The)(a)	332,300	5,157,296
Lehman Brothers Holdings, Inc.	55,800	4,448,376
Lowe’s Cos., Inc.	148,400	8,065,540

GLOBAL PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Mercury Interactive Corp.(a)(b)	165,100	$5,758,688
Microsoft Corp.	365,000	10,092,250
Monsanto Co.	281,700	10,259,514
P.F. Chang’s China Bistro, Inc.(a)(b)	114,800	5,566,652
PETsMART, Inc.(b)	106,900	3,034,891
Pfizer, Inc.	194,160	5,941,296
Phelps Dodge Corp.(b)	90,200	8,301,106
Praxair, Inc.(b)	169,600	7,248,704
Procter & Gamble Co.	153,300	8,296,596
QUALCOMM, Inc.	164,800	6,433,792
Schlumberger, Ltd.(b)	171,000	11,510,010
Smith International, Inc.(a)(b)	102,200	6,206,606
State Street Corp.	115,700	4,941,547
Symantec Corp.(a)(b)	89,100	4,889,808
Target Corp.	145,300	6,574,825
Univision Communications, Inc. (Class “A” Stock)(a)(b)	302,500	9,562,025
WellPoint Health Networks, Inc.(a)	72,500	7,619,025
Williams-Sonoma, Inc.(a)(b)	83,300	3,127,915
Yahoo! Inc.(a)(b)	151,600	5,140,756

		330,901,709

TOTAL LONG-TERM INVESTMENTS (cost $ 569,340,135)		604,752,384

SHORT-TERM INVESTMENT — 20.1%
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $126,813,406)(c)	126,813,406	126,813,406

TOTAL INVESTMENTS — 115.8% (cost $696,153,541)(d)		731,565,790
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS, NET(e)		(2,789)
LIABILITIES (INCLUDING COLLATERAL FOR SECURITIES ON LOAN OF $117,252,013) IN EXCESS OF OTHER ASSETS — (15.8)%		(100,038,626)

TOTAL NET ASSETS — 100.0%		$631,524,375

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $108,471,610; cash collateral of $117,252,013 was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$702,995,892	$49,092,305	$20,522,407	$28,569,898

(e)	Outstanding forward foreign currency contract as of September 30, 2004 was as follows:

Forward Foreign Currency Contracts	Value at Settlement Date	Value at September 30, 2004	Unrealized Appreciation (Depreciation)
Bought:
Pound Sterling, expiring 10/4/04	$3,094,387	$3,093,275	$(1,112)
Hong Kong Dollar, expiring 10/4/04	144,013	144,041	28

			$(1,084)

Sold:
Japanese Yen, expiring 10/4/04	$410,263	$411,968	$(1,705)

			$(2,789)

GLOBAL PORTFOLIO (Continued)

The industry classification of the schedule of investments, forward foreign currency contracts and liabilities (including collateral for securities on loan) in excess of other assets shown as a percentage of net assets as of September 30, 2004 were as follows:

Mutual Fund	20.2%
Pharmaceuticals	7.0%
Software	6.1%
Commercial Banks	5.3%
Industrial Conglomerates	5.2%
Energy Equipment & Services	5.0%
Food & Staples Retailing	4.5%
Oil & Gas	4.5%
Specialty Retail	4.4%
Capital Markets	4.1%
Biotechnology	3.2%
Computers & Peripherals	2.8%
Chemicals	2.8%
Insurance	2.7%
Health Care Equipment & Supplies	2.7%
Diversified Financial Services	2.6%
Media	2.5%
Real Estate	2.5%
Diversified Telecommunication Services	2.3%
Metals & Mining	2.2%
Electronic Equipment & Instruments	2.0%
Communications Equipment	1.9%
Household Products	1.3%
Trading Companies & Distributors	1.3%
Wireless Telecommunication Services	1.2%
Consumer Finance	1.2%
Health Care Providers & Services	1.2%
Semiconductors & Semiconductor Equipment	1.1%
Building Products	1.1%
Electrical Equipment	1.1%
Office Electronics	1.1%
Electric Utilities	1.1%
Multiline Retail	1.0%
Internet & Catalog Retail	1.0%
Automobiles	1.0%
Air Freight & Logistic	1.0%
Hotels Restaurants & Leisure	0.9%
Internet Software & Services	0.8%
Transportation Infrastructure	0.7%
Commercial Services & Supplies	0.7%
Household Durables	0.5%

115.8%
Forward foreign currency contracts	—
Liabilities (including collateral for securities on loan) in excess of other assets	(15.8)%

100.0%

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

GOVERNMENT INCOME PORTFOLIO

September 30, 2004 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Value (000)	Value
LONG-TERM INVESTMENTS — 95.7%
Asset Backed Securities — 0.9%
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	$3,200	$3,646,340

Collateralized Mortgage Obligations — 6.3%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,898,133
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,078,722
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,333,939
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,957,616
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,235,584
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,705,023
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,246,491
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3	4.17%	02/25/34	1,823	1,842,435
Washington Mutual, Series 2002-AR4, Class A7	5.494%	04/26/32	321	321,806
Westpac Securitization Trust Limited, Series 1998-1G, Class A (Australia)(c)(d)	1.76%	07/19/29	756	756,962

				26,376,711

Commercial Mortgage Backed Securities — 5.7%
Bear Stearns Commercial Mortgage, Series 2000-WF1, Class A1	7.64%	02/15/32	1,619	1,747,449
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	1,762	1,938,118
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	2,179	2,344,438
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38%	04/18/29	4,634	5,000,780
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,812,525
KeyCorp., Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,478,194
Merrill Lynch Mortgage Investors, Inc., Series 1996-C1, Class A3	7.42%	04/25/28	151	153,348
Morgan Stanley Chase Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	2,397	2,558,800
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A1	6.325%	06/18/30	96	96,225

				24,129,877

Mortgage Backed Securities — 35.8%
Federal Home Loan Mortgage Corp.	5.00%	06/01/33	6,380	6,337,977
Federal Home Loan Mortgage Corp.	5.00%	TBA	500	495,000
Federal Home Loan Mortgage Corp.	6.00%	09/01/34	882	911,973
Federal Home Loan Mortgage Corp.	6.00%	TBA	3,000	3,097,500
Federal Home Loan Mortgage Corp.	6.50%	06/01/08 - 09/01/32	2,634	2,781,747
Federal Home Loan Mortgage Corp.	7.00%	06/01/08 - 10/01/32	4,107	4,322,854

GOVERNMENT INCOME PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Value (000)	Value
Federal National Mortgage Association(d)	4.09%	08/01/33	7,838	7,774,298
Federal National Mortgage Association(d)	4.282%	04/01/34	4,087	4,124,216
Federal National Mortgage Association(d)	4.45%	06/01/34	3,989	4,023,915
Federal National Mortgage Association	4.50%	05/01/19	15,597	15,560,463
Federal National Mortgage Association(d)	4.899%	10/01/34	4,112	4,169,312
Federal National Mortgage Association	5.00%	TBA	17,000	16,819,375
Federal National Mortgage Association	5.00%	07/01/18 - 03/01/34	24,388	24,517,998
Federal National Mortgage Association	5.50%	01/01/17 - 11/01/18	3,113	3,223,666
Federal National Mortgage Association	5.501%	TBA	1,000	1,033,125
Federal National Mortgage Association	6.00%	11/01/14	1,470	1,544,763
Federal National Mortgage Association	6.00%	TBA	4,000	4,136,248
Federal National Mortgage Association	6.30%	03/01/11	2,539	2,757,215
Federal National Mortgage Association	6.50%	07/01/08 - 10/01/32	11,244	11,825,127
Federal National Mortgage Association	7.00%	02/01/12 - 02/01/34	9,227	9,789,597
Federal National Mortgage Association	7.50%	12/01/05 - 10/01/12	1,238	1,303,466
Federal National Mortgage Association	8.00%	03/01/22 - 05/01/26	112	122,808
Federal National Mortgage Association	9.00%	02/01/25 - 04/01/25	526	589,084
Government National Mortgage Association	5.00%	07/15/33 - 04/15/34	10,467	10,438,937
Government National Mortgage Association	6.50%	07/15/32 - 08/15/32	1,968	2,078,328
Government National Mortgage Association	7.00%	03/15/23 - 08/15/28	4,589	4,913,749
Government National Mortgage Association	7.50%	12/15/25 - 02/15/26	1,020	1,102,858
Government National Mortgage Association	8.50%	09/15/24 - 04/15/25	1,140	1,259,485

				151,055,084

Municipal Bond — 0.8%
New Jersey Economic Development Authority State Pension Funding, Series B	Zero	02/15/12	4,609	3,298,523

U.S. Government & Agency Obligations — 46.2%
Federal Farm Credit Bank	5.90%	01/10/05	5,000	5,054,230
Federal Home Loan Bank	4.75%	08/13/10	10,755	11,147,503
Federal Home Loan Bank	5.25%	06/18/14	4,375	4,585,849
Federal Home Loan Bank(d)	6.43%	02/20/07	2,000	2,134,000
Federal Home Loan Mortgage Corp.	3.375%	04/15/09	15,630	15,450,787
Federal Home Loan Mortgage Corp.(b)	4.125%	09/01/09	15,965	15,945,539
Federal Home Loan Mortgage Corp.(a)	4.25%	07/15/09	21,560	22,054,155
Federal Home Loan Mortgage Corp.	5.125%	07/15/12	5,625	5,908,449
Federal National Mortgage Association	4.25%	05/15/09	13,510	13,824,648
Federal National Mortgage Association(a)	4.625%	10/15/14	12,600	12,553,581
Small Business Administration Participation Certificates, Series 1988-J20	6.00%	09/01/18	4,246	4,519,679
Small Business Administration Participation Certificates, Series 1996-J20	7.20%	10/01/16	8,097	8,781,696
Small Business Administration Participation Certificates, Series 1997-A20	7.15%	01/01/17	7,504	8,153,949
Small Business Administration Participation Certificates, Series 1997-G20	6.85%	07/01/17	2,070	2,242,363
United States Treasury Bonds(a)	5.25%	11/15/28	4,200	4,368,327
United States Treasury Bonds(a)	5.375%	02/15/31	8,120	8,698,550
United States Treasury Bonds(a)	5.50%	08/15/28	4,420	4,751,328
United States Treasury Bonds(a)	13.25%	05/15/14	14,000	19,901,868

GOVERNMENT INCOME PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Value (000)	Value
United States Treasury Notes	1.875%	07/15/13	7,219	7,341,625
United States Treasury Notes	2.00%	07/15/14	14,068	14,379,895
United States Treasury Strips, P/O	6.125%	11/15/27	9,800	2,950,192

				194,748,213

TOTAL LONG-TERM INVESTMENTS
(cost $396,590,121)				403,254,748

			Shares
SHORT-TERM INVESTMENTS — 28.0%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series(e) (cost $118,142,937)			118,142,937	118,142,937

TOTAL INVESTMENTS — 123.7%
(cost $514,733,058(g))				521,397,685
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(f)				44,887
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.7)%				(100,108,037)

TOTAL NET ASSETS — 100.0%				$421,334,535

The following abbreviation is used in portfolio descriptions:

P/O	Principle Only
TBA	Securities purchased on a forward commitment basis

(a)	Portion of securities on loan with an aggregate market value of $72,327,809; cash collateral of $90,139,274 was received with which the portfolio purchased securities.

(b)	Security segregated as collateral for futures contracts.

(c)	US$ Denominated Foreign Bonds.

(d)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
277	U.S. Treasury Bonds	Dec 04	$30,830,742	$31,084,594	$253,852
Short Positions:
821	U.S. Treasury 10Yr Notes	Dec 04	91,669,971	92,465,125	(795,154)

					$(541.302)

(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$515,880,580	$6,560,369	$1,043,264	$5,517,105

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

HIGH YIELD BOND PORTFOLIO

September 30, 2004 (Unaudited)

	Moody's Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 91.6%
CORPORATE BONDS — 88.9%
Aerospace/Defense — 2.0%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	05/15/11	$2,750	$2,997,500
Argo Tech Corp., Sr. Notes	B3	9.25%	06/01/11	915	981,338
BE Aerospace, Inc., Sr. Sub Notes	Caa3	8.875%	05/01/11	3,485	3,528,562
BE Aerospace, Inc., Sr. Sub Notes, Ser. B	Caa3	8.00%	03/01/08	1,150	1,135,625
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75%	06/15/13	4,500	4,815,000
K&F Industries, Inc., Sr. Sub. Notes	B3	9.625%	12/15/10	2,165	2,408,562
K&F Industries, Inc., Sr. Sub. Notes, Ser. B(b)	B3	9.25%	10/15/07	3,841	3,913,019
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	4,750	5,225,000
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	2,575	2,793,875
TransDigm, Inc.	B3	8.375%	07/15/11	1,500	1,605,000

					29,403,481

Building & Construction — 1.9%
American Standard, Inc., Gtd. Notes	Ba2	7.375%	04/15/05	3,000	3,060,000
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625%	05/15/11	1,820	2,006,550
D.R. Horton, Inc., Gtd. Notes	Ba1	8.00%	02/01/09	3,000	3,405,000
D.R. Horton, Inc., Sr. Notes	Ba1	8.50%	04/15/12	3,250	3,672,500
KB HOME, Sr. Sub. Notes(b)	Ba2	8.625%	12/15/08	2,800	3,150,000
New Millenium Homes LLC, Sr. Notes (cost $2,831,746; purchased 9/25/00)(f)	NR	11.75%	12/31/07	2,781	1,668,600
Nortek Inc., Sr. Sub. Notes	B3	8.50%	09/01/14	3,375	3,535,312
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25%	02/01/11	4,150	4,565,000
WCI Communities, Inc., Gtd. Notes	Ba3	9.125%	05/01/12	2,000	2,230,000

					27,292,962

Cable — 5.1%
Avalon Cable Holdings, Sr. Disc. Notes	Caa1	11.875%	12/01/08	1,891	1,980,435
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany)(c)	Ca	16.00%	07/15/10	7,000	315,000
Charter Communications Operating Charter, Sr. Notes(b)	B2	8.375%	04/30/14	4,000	3,975,000
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca	11.75%	05/15/11	3,150	1,953,000
Charter Communications Holdings, Sr. Notes(b)	Ca	8.625%	04/01/09	5,175	4,023,562
Charter Communications Holdings, Sr. Notes(b)	Ca	9.625%	11/15/09	3,150	2,480,625
Charter Communications Holdings, Sr. Notes(b)	Ca	10.00%	04/01/09	1,000	810,000
Charter Communications Holdings, Sr. Notes	Ca	10.00%	05/15/11	9,109	7,013,930
Charter Communications Holdings, Sr. Notes	Ca	10.25%	01/15/10	2,235	1,793,588
Charter Communications Holdings, Sr. Notes	Ca	10.75%	10/01/09	1,700	1,394,000
Charter Communications Holdings, Sr. Notes	Ca	11.125%	01/15/11	3,075	2,490,750
Charter Communications Holdings II, Sr. Notes(b)	Caa1	10.25%	09/15/10	3,025	3,089,281
CSC Holdings, Inc., Sr. Debs.	B1	7.625%	07/15/18	1,250	1,275,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125%	07/15/09	1,500	1,593,750
CSC Holdings. Inc., Sr. Notes	B1	7.875%	12/15/07	2,250	2,387,813
DirecTV Holdings, Sr. Notes(b)	B1	8.375%	03/15/13	4,605	5,238,187

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Echostar DBS Corp., Sr. Notes	NR	6.625%	10/01/14	4,600	4,571,250
Echostar DBS Corp., Sr. Notes	Ba3	9.125%	01/15/09	5,174	5,756,075
Echostar DBS Corp., Sr. Notes	Ba3	10.375%	10/01/07	16,300	17,145,644
Kabel Deutschland GMBH, Sr. Notes	B3	10.625%	07/01/14	4,500	4,905,000

					74,191,890

Chemicals — 4.9%
BCP Caylux Holdings, Sr. Sub. Notes (Luxembourg)(b)	B3	9.625%	06/15/14	1,500	1,620,000
Borden United States Finance Corp., Sr. Sec’d. Notes(h)	B3	6.43%	07/15/10	1,500	1,518,750
Borden United States Finance Corp., Sr. Sec’d. Notes(b)	B3	9.00%	07/15/14	2,750	2,887,500
Equistar Chemicals LP, Gtd. Notes(b)	B2	10.125%	09/01/08	2,855	3,219,013
Equistar Chemicals LP, Sr. Notes(b)	B2	10.625%	05/01/11	2,185	2,490,900
Hercules, Inc., Gtd. Notes	Ba3	6.75%	10/15/29	2,955	3,014,100
HMP Equity Holdings Corp., Sr. Sec’d. Notes	CCC+	0.00%	05/15/08	1,000	630,000
Huntsman Advanced Materials LLC, Sr. Sec’d. Notes	B2	11.00%	07/15/10	1,150	1,334,000
Huntsman Co. LLC, Gtd. Notes(b)	B3	11.50%	07/15/12	1,100	1,214,125
Huntsman Co. LLC, Gtd. Notes(b)	B2	11.625%	10/15/10	2,700	3,125,250
Huntsman ICI Chemical, Sr. Sub. Notes	Caa1	10.125%	07/01/09	2,275	2,388,750
IMC Global, Inc., Debs.(b)	B2	6.875%	07/15/07	2,500	2,650,000
IMC Global, Inc., Gtd. Notes, Ser. B	B1	10.875%	06/01/08	2,850	3,455,625
IMC Global, Inc., Gtd. Notes, Ser. B	B1	11.25%	06/01/11	499	588,820
IMC Global, Inc., Gtd. Notes, Ser. B	B1	11.25%	06/01/11	1,100	1,298,000
Innophos Inc., Sr. Sub. Notes(b)	B3	8.875%	08/15/14	3,000	3,195,000
ISP Chemco, Inc., Gtd. Notes, Ser. B	B1	10.25%	07/01/11	2,485	2,770,775
Lyondell Chemical Co., Sec’d. Notes, Ser. B	B1	9.875%	05/01/07	4,577	4,834,456
Nalco Co., Sr. Sub. Notes(b)	Caa1	8.875%	11/15/13	6,500	6,987,500
OM Group, Inc., Sr. Sub. Notes	Caa1	9.25%	12/15/11	4,660	4,858,050
Rhodia SA, Sr. Notes (France)(b)	B3	10.25%	06/01/10	7,180	7,431,300
Rhodia SA, Sr. Sub. Notes (France)(b)	Caa1	8.875%	06/01/11	4,585	3,988,950
Rockwood Specialties, Inc., Sr. Sub. Notes	B3	10.625%	05/15/11	2,715	2,986,500
Westlake Chemical Corp., Gtd. Notes	Ba2	8.75%	07/15/11	2,600	2,918,500

					71,405,864

Consumer Products & Services — 0.9%
Coinmach Corp., Sr. Notes	B2	9.00%	02/01/10	4,510	4,679,125
DIMON, Inc., Gtd. Notes, Ser. B	B1	9.625%	10/15/11	850	896,750
Levi Strauss & Co., Sr. Notes(b)	Ca	12.25%	12/15/12	2,275	2,405,813
North Atlantic Holding Inc., Sr. Dis. Notes, Zero Coupon (until 3/1/09)	Caa1	12.25%	03/01/14	2,275	1,160,250
Rayovac Corp., Sr. Sub. Notes(b)	B3	8.50%	10/01/13	4,050	4,394,250

					13,536,188

Containers — 4.0%
Anchor Glass Container Corp., Sr. Sec’d. Notes	B2	11.00%	02/15/13	3,575	4,075,500
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	4,720	5,333,600
Crown Cork & Seal PLC, Notes (United Kingdom)(b)	B3	7.00%	12/15/06	9,175	9,450,250
Crown European Holdings SA, Sr. Sec’d. Notes (France)(b)	B1	9.50%	03/01/11	3,750	4,181,250
Graham Packaging	Caa1	8.50%	10/15/12	1,150	1,173,000
Graham Packaging	Caa2	9.875%	10/15/14	3,050	3,122,437
Graham Packaging, Sr. Disc. Notes, Ser. B, Zero Coupon (until 01/15/03)	Caa2	10.75%	01/15/09	10,600	11,024,000

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Greif Brothers Corp., Sr. Sub. Notes	B2	8.875%	08/01/12	6,200	6,913,000
Norampac, Inc.	Ba2	6.75%	06/01/13	1,000	1,042,500
Owens-Brockway, Sr. Sec’d. Notes(b)	B2	7.75%	05/15/11	5,410	5,761,650
Owens-Brockway, Sr. Sec’d. Notes	B2	8.75%	11/15/12	3,495	3,879,450
Portola Packaging, Inc., Sr. Notes(b)	B2	8.25%	02/01/12	950	745,750
Silgan Holdings, Inc., Sr. Sub Notes	B1	6.75%	11/15/13	1,575	1,606,500

					58,308,887

Energy — 7.9%
Allegheny Energy Supply Co., LLC, Notes(b)	B3	8.25%	04/15/12	1,555	1,718,275
AmeriGas Partners LP, Sr. Notes, Ser. C	B2	8.875%	05/20/11	2,950	3,252,375
Belden & Blake Corp., Sr. Sec’d. Notes	B3	8.75%	07/15/12	2,300	2,449,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.75%	01/15/15	3,054	3,328,860
Chesapeake Energy Corp., Sr. Notes	Ba3	7.00%	08/15/14	2,350	2,485,125
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	6,305	6,084,325
El Paso Energy Partners LP, Sr. Sub. Notes, Ser. B	B1	8.50%	06/01/11	335	376,456
El Paso Production Holdings Corp., Sr. Notes	B3	7.75%	06/01/13	4,640	4,651,600
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	1,500	1,500,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	1,400	1,540,000
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	440	486,200
Gazprom OAO, Notes (cost $5,637,736; purchased 02/21/03)(Russia)(f)	BB-(g)	9.625%	03/01/13	3,750	4,162,500
Gazprom OAO, Sec’d. Notes(Russia)	BB-(g)	10.50%	10/21/09	1,320	1,527,900
Gemstone Investors, Ltd., Gtd. Sr. Notes	Caa1	7.71%	10/31/04	4,690	4,701,533
GulfTerra Energy Partners LP, Gtd. Notes	B1	10.625%	12/01/12	486	609,930
GulfTerra Energy Partners LP, Sr. Sub. Notes	Ba3	6.25%	06/01/10	2,675	2,955,875
Hanover Compressor Co., Sr. Notes	B3	8.625%	12/15/10	2,125	2,305,625
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.50%	09/01/08	2,110	2,268,250
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.75%	09/01/11	2,170	2,370,725
Houston Exploration Corp., Sr. Sub. Notes	B2	7.00%	06/15/13	1,375	1,440,313
Magnum Hunter Resources, Sr. Notes	B2	9.60%	03/15/12	341	385,330
Midwest Generation LLC, Pass-thru Certs., Ser. B	B1	8.56%	01/02/16	690	724,500
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	2,625	2,861,250
Newfield Exploration Co., Sr. Sub. Notes	Ba3	8.375%	08/15/12	6,235	7,014,375
Pacific Energy, Sr. Notes	Ba2	7.125%	06/15/14	1,975	2,137,938
Parker and Parsley, Sr. Notes	Baa3	8.875%	04/15/05	1,000	1,031,572
Parker Drilling Co., Gtd. Notes, Ser B	B2	10.125%	11/15/09	1,021	1,083,536
Peabody Energy Corp., Sr. Notes	Ba3	5.875%	04/15/16	1,900	1,876,250
Plains All American Pipeline LP, Sr. Notes	Ba1	7.75%	10/15/12	4,620	5,431,498
Premcor Refining Group, Inc., Gtd. Notes(b)	Ba3	6.75%	05/01/14	1,635	1,692,225
Premcor Refining Group, Inc., Sr. Notes	Ba3	6.75%	02/01/11	1,600	1,704,000
Premcor Refining Group, Inc., Sr. Notes	Ba3	7.50%	06/15/15	675	725,625
Premcor Refining Group, Inc., Sr. Notes(b)	Ba3	9.50%	02/01/13	3,055	3,597,262
Premcor Refining Group, Inc., Sr. Sub. Notes(b)	B2	7.75%	02/01/12	1,925	2,098,250
Sensus Metering Systems Inc., Sr. Sub. Notes	Caa1	8.625%	12/15/13	2,175	2,218,500
Southern Energy, Sr. Notes(c)	D(g)	7.40%	07/15/04	1,825	1,149,750
Southern Natural Gas Co., Sr. Notes	B1	8.875%	03/15/10	2,900	3,262,500
Stone Energy Corp., Sr. Sub. Notes	B2	8.25%	12/15/11	3,750	4,040,625
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	03/15/27	3,530	3,706,500
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.00%	10/15/28	2,125	2,018,750

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.625%	04/01/37	4,615	4,591,925
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	1,385	1,554,663
Williams Cos., Inc., Notes(b)	B3	7.125%	09/01/11	4,475	4,911,313
Williams Cos., Inc., Notes(b)	B3	8.125%	03/15/12	5,045	5,814,362

					115,847,866

Food & Beverage — 1.2%
Agrilink Foods, Inc., Sr. Gtd. Notes	B3	11.875%	11/01/08	465	485,925
Carrols Corp., Sr. Gtd. Notes	B3	9.50%	12/01/08	2,885	2,957,125
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	3,003,750
Dole Food Co., Inc., Sr. Notes	B2	7.25%	06/15/10	1,875	1,935,938
Dole Food Co., Inc., Sr. Notes	B2	8.625%	05/01/09	2,400	2,616,000
Dole Food Co., Inc., Sr. Notes(b)	B2	8.875%	03/15/11	1,995	2,169,562
Dominos, Inc., Sr. Sub. Notes	B2	8.25%	07/01/11	1,276	1,381,270
Smithfield Foods, Inc., Notes	Ba2	7.75%	05/15/13	900	976,500
Smithfield Foods, Inc., Sr. Notes	Ba2	8.00%	10/15/09	2,040	2,249,100

					17,775,170

Funeral Services — 0.6%
Alderwoods Group, Inc., Sr. Notes	B2	7.75%	09/15/12	3,475	3,674,813
Service Corp. International, Debs.(b)	B1	7.875%	02/01/13	2,000	2,130,000
Service Corp. International, Notes	B1	6.00%	12/15/05	473	486,007
Service Corp. International, Notes	B1	6.50%	03/15/08	2,000	2,082,500

					8,373,320

Gaming — 5.5%
Argosy Gaming Co., Sr. Sub. Notes	B3	7.00%	01/15/14	4,175	4,305,469
Argosy Gaming Co., Sr. Sub. Notes	B2	9.00%	09/01/11	810	909,225
Aztar Corp., Sr. Sub. Notes	Ba3	7.875%	06/15/14	1,225	1,298,500
Boyd Gaming Corp., Sr. Sub. Notes	B1	6.75%	04/15/14	1,875	1,907,812
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%	04/15/12	1,500	1,672,500
Circus Enterprises, Inc., Sr. Notes	Ba2	6.45%	02/01/06	1,220	1,256,600
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	7.00%	03/01/14	950	954,750
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	03/15/12	1,430	1,587,300
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	2,250	2,587,500
MGM Grand, Inc., Gtd. Notes	Ba2	9.75%	06/01/07	9,051	10,057,924
MGM Mirage, Inc., Gtd. Notes	Ba1	6.00%	10/01/09	4,750	4,815,313
MGM Mirage, Inc., Gtd. Notes	Ba1	6.00%	10/01/09	8,250	8,363,437
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375%	07/15/09	2,585	2,681,937
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	7.125%	08/15/14	900	942,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	1,695	1,872,975
Park Place Entertainment Corp., Sr. Notes	Ba1	7.50%	09/01/09	5,700	6,426,750
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	12/15/05	3,500	3,683,750
Park Place Entertainment Corp., Sr. Sub. Notes(b)	Ba2	8.125%	05/15/11	1,530	1,767,150
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	9.375%	02/15/07	355	395,825
Station Casinos, Inc., Sr. Notes	Ba3	6.00%	04/01/12	3,250	3,331,250
Sun International Hotels, Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875%	08/15/11	5,240	5,744,350
Venetian Casino Resort LLC, Second Mtge. Notes	B3	11.00%	06/15/10	7,930	9,178,975
Wynn Las Vegas LLC, Second Mtge. Notes	B3	12.00%	11/01/10	3,379	4,223,750

					79,965,792

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare — 7.1%
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	10.375%	04/15/11	5,600	6,083,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50%	08/15/13	1,575	1,693,125
Columbia/HCA Healthcare Corp., Debs.	Ba1	7.50%	12/15/23	600	615,321
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.70%	02/10/10	1,800	2,074,772
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.85%	01/01/07	259	284,135
Columbia/HCA Healthcare Corp., Notes	Ba1	9.00%	12/15/14	3,000	3,652,791
Columbia/HCA Healthcare Corp., Sr. Notes	Ba1	8.36%	04/15/24	2,000	2,229,914
Concentra Operating Corp., Gtd. Notes	B3	9.125%	06/01/12	3,625	3,969,375
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125%	02/15/12	2,375	2,636,250
HCA, Inc., Notes(b)	Ba1	5.25%	11/06/08	2,000	2,047,842
HCA, Inc., Notes	Ba1	7.125%	06/01/06	3,830	4,040,608
HCA, Inc., Notes	Ba1	8.75%	09/01/10	1,200	1,406,623
HEALTHSOUTH Corp., Notes	NR	7.625%	06/01/12	3,000	2,902,500
HEALTHSOUTH Corp., Sr. Notes(b)(c)	NR	6.875%	06/15/05	1,200	1,212,000
HEALTHSOUTH Corp., Sr. Notes(c)	NR	7.375%	10/01/06	750	761,250
HEALTHSOUTH Corp., Sr. Notes(b)(c)	NR	8.50%	02/01/08	3,000	3,045,000
Iasis Healthcare LLC, Sr. Sub. Notes	B3	8.75%	06/15/14	1,400	1,466,500
Inverness Medical Innovations, Inc., Sr. Sub Notes	Caa1	8.75%	02/15/12	4,475	4,497,375
Magellan Health Services, Inc., Sr. Notes, Ser. A(c)	B3	9.375%	11/15/08	5,771	6,247,369
Mariner Health Care, Inc., Sr. Sub. Notes	B3	8.25%	12/15/13	4,260	4,579,500
Medco Health Solutions, Inc., Sr. Notes(b)	Ba1	7.25%	08/15/13	1,155	1,287,442
Medical Device Manufacturing, Inc., Gtd. Notes	Caa1	10.00%	07/15/12	4,275	4,531,500
MedQuest, Inc., Sr. Sub. Notes	B3	11.875%	08/15/12	4,050	4,617,000
NeighborCare Inc., Sr. Sub. Notes	Ba3	6.875%	11/15/13	1,425	1,482,000
OMEGA Healthcare Investors, Inc., Notes	B1	6.95%	08/01/07	3,700	3,829,500
OMEGA Healthcare Investors, Inc., Sr. Notes	B1	7.00%	04/01/14	2,600	2,639,000
Res-Care, Inc., Sr. Notes	B2	10.625%	11/15/08	5,650	6,102,000
Select Medical Corp., Sr. Sub. Notes	B2	7.50%	08/01/13	1,000	1,050,000
Select Medical Corp., Sr. Sub. Notes	B2	9.50%	06/15/09	2,415	2,626,313
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	2,730	3,037,125
Tenet Healthcare Corp., Sr. Notes(b)	B3	6.375%	12/01/11	810	726,975
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	3,300	2,953,500
Tenet Healthcare Corp., Sr. Notes(b)	B3	9.875%	07/01/14	2,000	2,090,000
Vanguard Health Holding Co. II LLC, Sr. Sub Notes(b)	Caa1	9.00%	10/01/14	4,000	4,010,000
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	2,000	2,230,000
Ventas Realty LP, Sr. Notes	Ba3	9.00%	05/01/12	4,348	4,956,720

					103,614,325

Industrials — 5.7%
Allied Waste of North America, Inc., Sr. Notes(b)	Ba3	5.75%	02/15/11	5,320	5,054,000
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.625%	01/01/06	1,250	1,304,687
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.875%	04/15/13	675	712,125
Allied Waste of North America, Inc., Sr. Notes(b)	Ba3	8.50%	12/01/08	8,200	8,897,000
AMSTED Industries, Inc., Sr. Notes 144A (cost $2,560,000; purchased 8/8/03)(f)	B3	10.25%	10/15/11	2,550	2,805,000
Case New Holland, Inc., Sr. Notes(b)	Ba3	9.25%	08/01/11	5,800	6,496,000
Flowserve Corp., Gtd. Notes	B2	12.25%	08/15/10	1,725	1,949,250
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875%	03/15/11	5,080	5,207,000
Iron Mountain, Inc., Gtd. Notes	B3	8.625%	04/01/13	3,875	4,204,375
Johnsondiversey, Inc., Gtd. Notes	B2	9.625%	05/15/12	725	812,000

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Johnsondiversey, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07)	B3	10.67%	05/15/13	3,255	2,685,375
Joy Global, Inc., Gtd. Notes, Ser. B	B1	8.75%	03/15/12	4,725	5,339,250
Koppers, Inc., Gtd. Notes	B2	9.875%	10/15/13	650	718,250
Manitowoc Co., Inc., Sr. Sub. Notes(b)	B2	10.50%	08/01/12	6,800	7,837,000
Motors & Gears, Inc., Sr. Notes	Caa1	10.75%	11/15/06	1,080	999,000
Noteco Ltd., Notes (United Kingdom)(c)(h)	NR	7.02%	06/30/25	1,264	2,150,033
Rexnord Corp., Gtd. Notes	B3	10.125%	12/15/12	3,575	4,039,750
SPX Corp., Sr. Notes	Ba3	7.50%	01/01/13	1,910	1,941,038
Terex Corp., Gtd. Notes	B3	7.375%	01/15/14	650	682,500
Terex Corp., Sr. Sub. Notes	B3	9.25%	07/15/11	2,825	3,164,000
Terex Corp., Sr. Sub. Notes(b)	B3	10.375%	04/01/11	5,534	6,253,420
Thermadyne Holdings Corp., Sr. Notes	C(g)	9.25%	02/01/14	2,825	2,747,313
Tyco International Group SA, Notes	Baa3	6.125%	11/01/08	50	54,228
Tyco International Group SA, Notes	Baa3	6.375%	10/15/11	790	873,677
Tyco International Group SA, Notes (Luxembourg)	Baa3	6.75%	02/15/11	1,600	1,800,144
United Rentals North America, Inc., Gtd. Notes	B1	6.50%	02/15/12	1,300	1,251,250
United Rentals North America, Inc., Gtd. Notes(b)	B2	7.75%	11/15/13	3,150	2,953,125

					82,930,790

Lodging & Leisure — 5.3%
Felcor Lodging LP, Gtd. Notes(b)	B1	9.00%	06/01/11	4,900	5,390,000
Felcor Lodging LP, Gtd. Notes	B1	10.00%	09/15/08	1,122	1,178,100
Felcor Lodging LP, Sr Notes(h)	B1	5.84%	06/01/11	1,875	1,893,750
Felcor Suites LP, Gtd. Notes	B1	7.625%	10/01/07	950	1,002,250
Hilton Hotels Corp., Notes(b)	Ba1	7.625%	12/01/12	700	813,750
Hilton Hotels Corp., Sr. Notes	Ba1	7.50%	12/15/17	285	326,325
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	Ba3	7.875%	08/01/08	1,416	1,456,710
Host Marriott LP, Sr. Notes	Ba3	7.00%	08/15/12	7,000	7,367,500
Host Marriott LP, Sr. Notes	Ba3	9.50%	01/15/07	6,815	7,547,612
Host Marriott LP, Sr. Notes, Ser. E	Ba3	8.375%	02/15/06	5,175	5,459,625
Intrawest Corp., Sr. Notes	B1	7.50%	10/15/13	2,250	2,331,563
Intrawest Corp., Sr. Notes	B1	10.50%	02/01/10	6,720	7,257,600
ITT Corp., Debs(b)	Ba1	6.75%	11/15/05	3,030	3,136,050
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375%	11/15/15	2,850	3,106,500
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	09/15/05	1,000	1,031,250
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	3,725	4,172,000
La Quinta Properties, Inc., Sr. Notes	Ba3	7.00%	08/15/12	1,775	1,870,406
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba2	6.875%	12/01/13	6,275	6,682,875
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba2	8.75%	02/02/11	1,150	1,342,625
Six Flags, Inc., Sr. Notes(b)	B3	9.625%	06/01/14	2,775	2,594,625
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.375%	05/01/07	5,900	6,357,250
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Ba1	7.875%	05/01/12	2,235	2,528,344
Vail Resorts, Inc., Sr. Sub Notes	B2	6.75%	02/15/14	2,295	2,317,950

					77,164,660

Marine
Great Lakes Dredge & Dock Corp., Sr. Sub. Notes	Caa2	7.75%	12/15/13	785	679,025

Media — 5.4%
Alliance Atlantis, Sr. Sub. Notes (Canada)	B1	13.00%	12/15/09	3,520	3,806,000

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
American Color Graphics, Inc., Sr. Notes	Caa1	10.00%	06/15/10	3,325	2,560,250
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	160	168,400
CanWest Media, Inc., Sr. Notes (Canada)(b)	B1	7.625%	04/15/13	1,500	1,612,500
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	3,000	3,412,500
Cinemark Inc., Inc., Sr. Disc. Notes	Caa1	9.75%	03/15/14	1,400	962,500
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%	02/01/13	850	949,875
Dex Media East LLC, Sr. Sub. Notes(b)	Caa1	12.125%	11/15/12	5,328	6,633,360
Dex Media West LLC, Sr. Sub Notes	Caa1	9.875%	08/15/13	8,945	10,510,375
Dex Media, Inc., Notes	Caa2	8.00%	11/15/13	2,825	2,966,250
Entercom Radio LLC, Gtd. Notes	Ba3	7.625%	03/01/14	1,005	1,080,375
Granite Broadcasting, Sec’d. Notes	B3	9.75%	12/01/10	2,940	2,719,500
Gray Television, Inc., Sr. Sub. Notes	B2	9.25%	12/15/11	4,605	5,169,112
Marquee Inc., Sr. Notes	B2	8.625%	08/15/12	2,125	2,252,500
Medianews Group, Inc., Sr. Sub Notes	B2	6.375%	04/01/14	2,375	2,339,375
Medianews Group, Inc., Sr.Sub. Notes(b)	B2	6.875%	10/01/13	1,375	1,419,688
Morris Publishing Group LLC, Gtd. Notes	Ba3	7.00%	08/01/13	1,050	1,056,563
Phoenix Color Corp., Sr. Sub. Notes	Caa2	10.375%	02/01/09	4,000	3,840,000
PRIMEDIA, Inc., Sr. Notes(h)	B3	7.09%	05/15/10	2,145	2,155,725
PRIMEDIA, Inc., Sr. Notes	B3	8.875%	05/15/11	2,000	2,000,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06)(Canada)	B2	13.75%	07/15/11	3,125	3,015,625
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	2,900	3,349,500
R.H. Donnelley Finance Corp., Gtd. Notes	B2	10.875%	12/15/12	800	970,000
R.H. Donnelley Finance Corp., Sr. Sub. Notes	B2	10.875%	12/15/12	2,995	3,631,437
Sinclair Broadcast Group, Inc., Gtd. Notes(b)	B2	8.75%	12/15/11	2,500	2,712,500
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375%	04/15/13	900	945,000
Vertis, Inc., Gtd. Notes, Ser. B	B3	10.875%	06/15/09	1,700	1,827,500
Vertis, Inc., Sec’d. Notes	B2	9.75%	04/01/09	4,500	4,837,500

					78,903,910

Metals & Mining — 2.1%
AK Steel Corp., Notes	B3	7.75%	06/15/12	3,320	3,245,300
AK Steel Corp., Sr. Notes	B3	7.875%	02/15/09	350	347,375
Arch Western Finance LLC, Sr. Notes	Ba2	6.75%	07/01/13	1,385	1,488,875
Century Aluminum Co., Sr. Notes	B1	7.50%	08/15/14	3,600	3,789,000
CSN Islands VII Corp., Gtd. Notes (Cayman Islands) 144A (cost $5,006,291; purchased 9/5/03 - 4/22/04)(f)	B1	10.75%	09/12/08	4,945	5,513,675
Ispat Inland ULC, Sec’d. Notes	B3	9.75%	04/01/14	10,330	11,388,825
Massey Energy Co., Sr. Notes	Ba3	6.625%	11/15/10	250	260,625
Oregon Steel Mills, Inc., Gtd. Notes(b)	B2	10.00%	07/15/09	900	983,250
Russel Metals, Inc., Sr. Notes (Canada)(b)	Ba3	6.375%	03/01/14	1,000	1,000,000
United States Steel Corp., Sr. Notes(b)	B1	10.75%	08/01/08	3,000	3,540,000

					31,556,925

Paper & Forest Products — 3.2%
Abitibi Consolidated, Inc., Deb. Notes (Canada)	Ba2	8.85%	08/01/30	1,500	1,485,000
Abitibi Consolidated, Inc., Gtd. Notes (Canada)	Ba2	5.25%	06/20/08	1,200	1,162,500
Abitibi Consolidated, Inc., Gtd. Notes (Canada)(b)	Ba2	6.00%	06/20/13	1,120	1,030,400
Ainsworth Lumber, Sr. Notes(b)(h)	B2	5.669%	10/01/10	1,100	1,111,000
Ainsworth Lumber, Sr. Notes	B2	7.25%	10/01/12	825	833,250
Ainsworth Lumber, Sr. Notes (Canada)(b)	B2	6.75%	03/15/14	4,985	4,798,062

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Caraustar Industries, Inc., Sec. 144a(b)	Caa1	9.875%	04/01/11	2,100	2,247,000
Cascades, Inc., Sr. Notes (Canada)	Ba1	7.25%	02/15/13	1,600	1,676,000
Cellu Tissue Holdings, Inc., Sr. Sec. Notes	B2	9.75%	03/15/10	3,000	3,045,000
Georgia-Pacific Corp., Debs.	Ba3	7.375%	12/01/25	1,000	1,065,000
Georgia-Pacific Corp., Debs.	Ba3	7.50%	05/15/06	3,650	3,859,875
Georgia-Pacific Corp., Debs.(b)	Ba3	7.70%	06/15/15	1,000	1,140,000
Georgia-Pacific Corp., Debs.	Ba3	7.75%	11/15/29	200	215,000
Georgia-Pacific Corp., Notes	Ba3	8.875%	05/15/31	5,035	6,104,937
Georgia-Pacific Corp., Sr. Notes(b)	Ba2	9.375%	02/01/13	6,210	7,312,275
Millar Western Forest Products Ltd., Sr. Notes	B3	7.75%	11/15/13	2,670	2,803,500
Stone Container Corp., Gtd. Notes	B2	7.375%	07/15/14	2,345	2,456,388
Tembec Industries, Inc., Gtd. Notes (Canada)	Ba3	8.50%	02/01/11	400	418,000
Tembec Industries, Inc., Gtd. Notes (Canada)	Ba3	8.625%	06/30/09	525	538,125
Tembec Industries, Inc., Sr. Notes (Canada)(b)	Ba3	7.75%	03/15/12	4,200	4,221,000

					47,522,312

Retail & Supermarkets — 3.3%
Ahold Finance USA, Inc., Notes	B1	8.25%	07/15/10	1,120	1,262,800
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00%	03/15/14	1,800	1,773,000
AutoNation, Inc., Gtd. Notes	B3	9.00%	08/01/08	375	431,250
Delhaize America, Inc., Gtd. Notes(b)	Ba1	8.125%	04/15/11	7,260	8,291,094
General Nutrition Center Inc., Sr. Sub. Notes	B3	8.50%	12/01/10	2,300	2,351,750
JC Penney Co., Inc., Deb. Notes	Ba3	8.00%	03/01/10	2,350	2,676,063
JC Penney Co., Inc., Debs.(b)	Ba3	7.125%	11/15/23	3,625	3,833,437
JC Penney Co., Inc., Debs.	Ba3	7.65%	08/15/16	675	766,125
JC Penney Co., Inc., Notes	Ba3	6.875%	10/15/15	225	239,625
JC Penney Co., Inc., Notes	Ba3	9.00%	08/01/12	525	637,875
Jean Coutu Group PJC Inc., Sr. Notes	B2	7.625%	08/01/12	200	203,500
Jean Coutu Group PJC Inc., Sr. Sub. Notes(b)	B3	8.50%	08/01/14	4,185	4,153,612
Pantry, Inc., Sr. Sub Notes	B3	7.75%	02/15/14	3,025	3,070,375
Pathmark Stores, Inc., Gtd. Notes	B2	8.75%	02/01/12	6,000	5,610,000
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125%	05/01/10	2,720	2,856,000
Saks, Inc., Gtd. Notes	Ba3	7.375%	02/15/19	3,425	3,425,000
Sonic Automotive Inc, Sr. Sub. Notes	B2	8.625%	08/15/13	4,075	4,309,313
Stater Brothers Holdings, Inc., Sr. Notes	B1	8.125%	06/15/12	1,700	1,780,750

					47,671,569

Special Purpose Entity — 0.2%
Dow Jones CDX, Pass-thru Certs., Ser. 3-1(b)	B3	7.75%	12/29/09	1,150	1,164,375
Standard Aero Holdings, Inc., Sr. Sub Notes	Caa1	8.25%	09/01/14	2,050	2,121,750

					3,286,125

Technology — 2.6%
Amkor Technology, Inc., Sr. Notes(b)	B1	7.125%	03/15/11	800	656,000
Amkor Technology, Inc., Sr. Sub. Notes(b)	B3	10.50%	05/01/09	955	811,750
Ampex Corp., Sec’d. Notes (cost $6,973,170; purchased 1/22/98 -8/15/04)(c)(f)	NR	12.00%	08/15/08	7,454	372,696
Avaya, Inc., Sec’d. Notes	B1	11.125%	04/01/09	650	749,125
Celestica, Inc., Sr. Sub. Notes	Ba3	7.875%	07/01/11	2,700	2,801,250
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	3,200	3,272,000
Freescale Semiconductor, Sr. Notes	Ba2	7.125%	07/15/14	1,965	2,043,600

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lucent Technologies, Inc., Notes(b)	Caa1	5.50%	11/15/08	1,690	1,690,000
Nortel Networks, Ltd., Notes (Canada)(b)	B3	6.125%	02/15/06	2,850	2,907,000
ON Semiconductor Corp., Gtd. Notes	Caa1	13.00%	05/15/08	1,799	2,014,880
Sanmina-SCI Corp., Sr. Notes	Ba2	10.375%	01/15/10	1,490	1,704,188
Seagate Technology International, Sr. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	1,625	1,730,625
UGS Corp.	B3	10.00%	06/01/12	1,750	1,907,500
Unisys Corp., Sr. Notes(b)	Ba1	7.25%	01/15/05	4,100	4,146,125
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	795	847,669
Xerox Corp.	Ba2	6.875%	08/15/11	5,725	5,982,625
Xerox Corp., Sr. Notes	B1	7.625%	06/15/13	3,525	3,807,000
Xerox Corp., Sr. Notes	B1	9.75%	01/15/09	590	687,350

					38,131,383

Telecommunications — 9.0%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	2,650	3,001,125
Alamosa Delaware, Inc., Sr. Notes(b)	Caa1	8.50%	01/31/12	3,650	3,695,625
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	430	348,300
American Tower Corp., Sr. Notes	Caa1	9.375%	02/01/09	3,785	4,012,100
AT&T Broadband Corp., Notes	Baa3	8.375%	03/15/13	0	121
AT&T Corp., Sr. Notes	Ba1	7.30%	11/15/11	8,105	9,067,469
AT&T Corp., Sr. Notes	Ba1	8.00%	11/15/31	2,000	2,180,000
Bestel SA de CV, Sr. Disc. Notes (Mexico)(c)	NR	12.75%	05/15/05	900	135,000
Centennial Communications Corp., Sr. Sec’d Notes(b)	Caa1	8.125%	02/01/14	4,350	4,148,813
Cincinnati Bell, Inc.(b)	B3	8.375%	01/15/14	3,000	2,737,500
Citizens Communications Co., Notes	Ba3	9.25%	05/15/11	1,605	1,765,500
Crown Castle International Corp., Sr. Notes	B3	7.50%	12/01/13	4,250	4,451,875
Crown Castle International Corp., Sr. Notes	B3	9.375%	08/01/11	1,325	1,523,750
Crown Castle International Corp., Sr. Notes	B3	10.75%	08/01/11	5,390	5,996,375
Crown Castle International Corp., Sr. Notes, Ser. B	B3	7.50%	12/01/13	1,000	1,047,500
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25%	08/15/13	2,815	3,082,425
MCI, Inc., Sr. Notes	NR	5.91%	05/01/07	3,516	3,485,235
MCI, Inc., Sr. Notes	NR	6.69%	05/01/09	3,516	3,388,545
MCI, Inc., Sr. Notes(b)	NR	7.735%	05/01/14	3,013	2,854,818
Nextel Communications, Inc., Sr. Notes	Ba3	5.95%	03/15/14	1,200	1,176,000
Nextel Communications, Inc., Sr. Notes(b)	Ba3	7.375%	08/01/15	10,550	11,341,250
Nextel Communications, Inc., Sr. Notes(b)	Ba3	9.375%	11/15/09	7,770	8,226,487
Nextel Communications, Inc., Sr. Notes	Ba3	9.50%	02/01/11	4,160	4,721,600
Nextel Partners, Inc., Sr. Notes(b)	Caa1	8.125%	07/01/11	5,875	6,227,500
Qwest Services Corp., Sr. Notes	Ba3	7.875%	09/01/11	700	726,250
Qwest Services Corp., Sr. Sec’d. Notes(b)	Caa1	14.00%	12/15/10	19,785	23,098,987
Rogers Wireless Communications, Inc., Sec’d. Notes	Ba3	6.375%	03/01/14	4,000	3,680,000
Rogers Wireless Communications, Inc., Sec’d. Notes	Ba3	9.625%	05/01/11	1,300	1,449,500
SBA Telecom, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07)	Caa1	9.75%	12/15/11	2,900	2,349,000
Tritel PCS, Inc., Gtd. Notes	Baa2	10.375%	01/15/11	3,167	3,613,683
Triton PCS, Inc., Gtd. Notes	B2	8.50%	06/01/13	1,570	1,424,775
U.S. Unwired, Inc., Sec'd. Notes(h)	B2	6.13%	06/15/10	1,275	1,306,875
U.S. West Communications, Inc., Debs.	Ba3	7.50%	06/15/23	2,000	1,820,000
Ubiquitel Operating Co.	Caa1	9.875%	03/01/11	2,250	2,342,813
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875%	03/01/11	1,025	1,067,281

					131,494,077

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation — 2.5%
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	932,250
AMR Corp., M.T.N.	NR	10.40%	03/15/11	1,000	560,000
AMR Corp., M.T.N.	NR	10.55%	03/12/21	1,425	741,000
AMR Corp., Notes	NR	10.40%	03/10/11	1,000	560,000
ArvinMeritor, Inc., Notes(b)	Ba1	8.75%	03/01/12	7,295	8,079,212
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,602,180
Collins & Aikman Products Co., Sr. Notes(b)	B2	10.75%	12/31/11	1,200	1,200,000
Collins & Aikman Products Co., Sr. Sub. Notes(b)	B3	12.875%	08/15/12	1,170	1,079,325
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, Class B(b)	Ba1	7.373%	06/15/17	1,281	1,005,030
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B	Ba2	6.748%	03/15/17	1,743	1,340,356
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-1, Class B	Ba2	6.795%	08/02/18	931	745,813
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	Ba2	7.566%	03/15/20	1,364	1,054,659
Delta Air Lines, Inc., Pass-thru Certs., Ser. 93, Class A-2	Caa2	10.50%	04/30/16	2,000	955,520
Delta Air Lines, Inc., Sr. Notes	Caa3	8.30%	12/15/29	1,305	306,675
Delta Air Lines, Inc., Sr. Notes(b)	CCC(g)	10.00%	08/15/08	1,635	490,500
Holt Group, Inc., Sr. Notes(c)	C(g)	9.75%	01/15/06	800	2,000
Kansas City Southern Railway, Sr. Notes	B2	7.50%	06/15/09	2,750	2,811,875
Mueller Group, Inc., Sr. Notes 144A (cost $1,835,000; purchased 4/8/04)(f)	Caa1	10.00%	05/01/12	1,835	1,981,800
Navistar International Corp., Sr. Notes	Ba3	7.50%	06/15/11	615	656,513
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375%	06/01/06	1,300	1,394,250
Stena AB, Sr. Notes (Sweden)	Ba3	7.50%	11/01/13	3,175	3,178,969
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%	12/01/12	1,600	1,786,000
Trism, Inc., Gtd. Notes(c)	NR	12.00%	02/15/05	1,305	6,523
TRW Automotive, Sr. Notes	B1	9.375%	02/15/13	2,409	2,752,282
Visteon Corp., Notes(b)	Ba1	7.00%	03/10/14	1,335	1,268,250

					36,490,982

Utilities — 8.5%
AES Corp., Sec’d. Notes(b)	B1	8.75%	05/15/13	2,695	3,038,613
AES Corp., Sr. Notes(b)	B2	9.375%	09/15/10	9,200	10,361,500
AES Corp., Sr. Notes(b)	B2	9.50%	06/01/09	1,325	1,480,687
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	3,067	3,450,396
Aquila, Inc., Sr. Notes(b)	Caa1	9.95%	02/01/11	5,250	5,775,000
Beaver Valley II Funding Corp., Debs.	Baa3	9.00%	06/01/17	4,000	4,674,108
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	Caa1	8.50%	05/01/08	2,500	1,725,000
Calpine Corp., Sr. Notes(b)	Caa1	8.50%	02/15/11	2,945	1,884,800
Calpine Corp., Sr. Notes(b)	Caa1	8.75%	07/15/07	5,000	3,962,500
Calpine Corp., Sr. Sec’d. Notes(b)	B(g)	8.75%	07/15/13	5,260	3,971,300
CMS Energy Corp., Sr. Notes	B3	7.50%	01/15/09	1,540	1,613,150
CMS Energy Corp., Sr. Notes(b)	B3	8.50%	04/15/11	1,910	2,081,900
CMS Energy Corp., Sr. Notes	B3	9.875%	10/15/07	4,725	5,250,656
Dynegy Holdings, Inc., Debs.	Caa2	7.125%	05/15/18	675	590,625
Dynegy Holdings, Inc., Debs.	Caa2	7.625%	10/15/26	1,425	1,232,625
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	6.875%	04/01/11	1,210	1,152,525

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Dynegy Holdings, Inc., Sr. Sec’d. Notes	B3	10.125%	07/15/13	6,520	7,498,000
Edison Mission Energy, Sr. Notes(b)	B2	7.73%	06/15/09	6,140	6,447,000
Edison Mission Energy, Sr. Notes(b)	B2	9.875%	04/15/11	720	838,800
Empresa Nacional de Electricidad SA, Notes (Chile)(b)	Ba2	8.35%	08/01/13	5,650	6,306,841
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba2	8.625%	08/01/15	4,700	5,372,598
Homer City Funding LLC, Gtd. Notes	Ba2	8.14%	10/01/19	1,609	1,785,713
Midland Funding II Corp., Debs.	Ba3	11.75%	07/23/05	1,996	2,113,656
Midland Funding II Corp., Debs.	Ba3	13.25%	07/23/06	2,875	3,247,252
Midwest Generation LLC, Pass-thru Certs., Ser. A	B2	8.30%	07/02/09	3,225	3,386,250
Mission Energy Holding Co., Sr. Sec’d. Notes	Caa2	13.50%	07/15/08	3,075	3,889,875
Nevada Power Co.	Ba2	8.25%	06/01/11	1,675	1,876,000
Nevada Power Co.	Ba2	10.875%	10/15/09	265	307,069
NRG Energy, Inc.(b)	B2	8.00%	12/15/13	9,030	9,673,387
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	6,318,750
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. B	B1	9.237%	07/02/17	1,791	1,951,687
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C	B1	9.681%	07/02/26	250	274,866
Reliant Energy, Inc., Sec. Notes	B1	9.50%	07/15/13	6,110	6,636,988
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser. A	Ba2	8.00%	06/01/08	1,505	1,640,450
Sierra Pacific Resources, Inc., Sr. Notes	B2	8.625%	03/15/14	1,530	1,660,050
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	800	864,000
Utilicorp, Gtd. Notes	B2	7.75%	06/15/11	625	637,500
York Power Funding, Sr. Sec’d. Notes (Cayman Islands) (cost $628,973; purchased 07/31/98)(c)(f)	D(g)	12.00%	10/30/07	540	53,189

					125,025,306

TOTAL CORPORATE BONDS (cost $1,242,399,811)					1,300,572,809

CONVERTIBLE BONDS — 0.5%
Nortel Networks Corp., (Canada)(b)	B3	4.25%	09/01/08	2,175	2,098,875
Tyco International Group SA (Luxembourg)	Baa3	2.75%	01/15/18	1,675	2,347,094
Tyco International Group SA (Luxembourg)(b)	Baa3	3.125%	01/15/23	1,650	2,470,875

TOTAL CONVERTIBLE BONDS (cost $5,064,476)					6,916,844

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Federal Republic of Brazil, (Brazil)(b)(h)	B2	7.309%	06/29/09	1,200	1,312,800
Federal Republic of Brazil, (Brazil)(b)	B2	8.25%	01/20/34	1,560	1,390,740
Federal Republic of Brazil, (Brazil)	B2	10.00%	08/07/11	1,920	2,118,720
Federal Republic of Colombia, (Colombia)(b)	Ba2	10.00%	01/23/12	1,852	2,052,016

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $6,550,754)					6,874,276

				Shares
COMMON STOCKS — 0.5%
Adelphia Business Solutions, Inc.(Class “B” Stock)(a)(e)				25,755	424,957
Birch Telecom, Inc.(cost $2,500,000; purchased 6/18/98)(a)(f)				15,652	157
Classic Communications, Inc.(a)(e)				6,000	60
GenTek, Inc.(a)				7,489	299,932

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

		Shares	Value
IMPSAT Fiber Networks, Inc., (Argentina)(a)		29,831	155,569
Kaiser Group Holdings, Inc.(a)		47,054	1,206,935
Netia SA, (Poland)(a)		302,168	356,791
NTL, Inc.(a)(b)		12,930	802,565
Premier Cruises, Ltd., (cost $0; purchased 09/15/99)(a)(e)(f)		74,058	74
PSF Group Holdings, Inc. (cost $374,377; purchased 9/19/96)(a)(e)(f)		220	330,375
RCN Corp.(a)		156	9
Samuels Jewelers, Inc.(a)		36,825	552
Star Gas Partners LP		2,561	56,112
Stellex Technologies, Inc.(a)(e)		859	1
Systems Holding, Inc.(a)(e)		29,402	294
Telewest Global, Inc.(a)(b)		189,591	2,203,047
Trism, Inc.(a)		82,628	1,033
UnitedGlobalCom, Inc., (Class “A” Stock)(a)(b)		212,736	1,589,138
York Research Corp. (cost $0; purchased 11/14/02)(a)(e)(f)		4,155	0

TOTAL COMMON STOCKS
(cost $16,301,052)			7,427,601

PREFERRED STOCKS — 1.1%
Adelphia Communications Corp., PIK, 13.00%		5,000	30,000
AmeriKing, Inc., PIK, 13.00%		36,672	37
Dobson Communications Corp., PIK, 13.00%		3,144	1,100,387
Eagle-Picher Holdings, Inc., 11.75%		170	1,534,250
Electronic Retailing Systems International, (cost $0; purchased 09/09/97)(e)(f)		1,046	10
Kaiser Group Holdings, Inc., 7.00%		19,034	1,032,595
McLeodUSA, Inc., 2.50%		18,063	45,158
New Millenium Homes, 10.00% (cost $0; purchased 9/25/00)(e)(f)		3,000	30
Paxon Communications, Inc., PIK, 14.25%		1,108	8,337,700
PRIMEDIA, Inc., 10.00%		20,918	1,934,915
PTV, Inc., Ser. A, 10.00%		14	74
TVN Entertainment Corp., 14.00% (cost $1,215,608; purchased 3/30/01 - 3/15/04)(e)(f)		163,436	65,374
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00)(e)(f)		1,435	1
Xerox Corp., 6.25%		16,920	2,153,070
TOTAL PREFERRED STOCKS
(cost $27,402,413)			16,233,601

	Expiration Date	Units	Value
WARRANTS(a) — 0.1%
Allegiance Telecommunications, Inc.	02/03/08	3,800	0
Asia Pulp & Paper, Ltd., 144A (cost $0; purchased 03/09/00)(f)	03/15/05	1,295	0
Bell Technology Group, Ltd.	05/01/05	1,250	0
Bestel SA de CV, (Mexico)	05/15/05	2,500	0
GenTek, Inc. (cost $931; purchased 11/10/03)(f)	10/31/08	7,516	22,173
GenTek, Inc. (cost $455; purchased 11/10/03)(f)	10/31/10	3,671	16,336
GT Group Telecommunication, Inc., (Canada) 144A (cost $0; purchased 1/27/00)(f)	02/01/10	3,050	3
HF Holdings, Inc.	09/27/09	18,093	18
ICG Communications, Inc.	10/15/05	20,790	208
McLeodUSA, Inc.	04/16/07	40,027	4,403

HIGH YIELD BOND PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Expiration Date	Units	Value
Price Communications Corp.	08/01/07	6,880	288,100
Star Choice Communications, Inc., (cost $0; purchased 12/18/97)(f)	12/15/05	69,480	434,945
Sterling Chemical Holdings, Inc.	08/15/05	560	0
Tellus Corp.	09/15/05	42,866	289,601
Verado Holdings, Inc., Ser. B 144A (cost $0; purchased 4/6/98 - 5/12/98)(f)	04/15/08	1,175	705
Versatel Telecommunications	05/15/08	2,000	0
Viasystems Group, Inc.	01/31/10	45,109	5
Wam!Net, Inc.	03/01/05	3,000	30
XM Satellite Radio, Inc. 144A (cost $0; purchased 3/10/00 - 7/11/00)(f)	03/03/10	5,005	50

TOTAL WARRANTS
(cost $2,999,969)			1,056,577

TOTAL LONG-TERM INVESTMENTS (cost $1,300,718,475)			1,339,081,708

		Shares
SHORT-TERM INVESTMENTS — 6.9%
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $101,522,087)		101,522,087	101,522,087

TOTAL INVESTMENTS — 98.5%
(cost $1,402,240,562)(i)			1,440,603,795
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			21,555,229

NET ASSETS — 100.0%			$1,462,159,024

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $235,084,477; cash collateral of $284,871,552 was received with which the portfolio purchased securities.

(c)	Represents issuer in default of interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Indicates a fair valued security.

(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $31,553,687. The aggregate value, $17,427,690 is approximately 1.19% of net assets.

(g)	Standard & Poor’s rating.

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.

(i)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,402,674,250	$95,545,982	$57,616,437	$37,929,545

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

JENNISON PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Biotechnology — 5.7%
Amgen, Inc.(a)	549,400	$31,139,992
Genentech, Inc.(a)(b)	648,000	33,968,160
Gilead Sciences, Inc.(a)	919,200	34,359,696
MedImmune, Inc.(a)(b)	489,000	11,589,300

		111,057,148

Capital Markets — 5.0%
Goldman Sachs Group, Inc. (The)	318,700	29,715,588
Lehman Brothers Holdings, Inc.	252,400	20,121,328
Merrill Lynch & Co., Inc.	565,100	28,096,772
State Street Corp.(b)	445,400	19,023,034

		96,956,722

Commercial Banks — 1.5%
Bank of America Corp.(b)	672,000	29,117,760

Commercial Services & Supplies — 1.0%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	265,100	19,450,387

Communications Equipment — 4.1%
Cisco Systems, Inc.(a)	2,207,700	39,959,370
QUALCOMM, Inc.	716,900	27,987,776
Research In Motion Ltd. (Canada)(a)	158,300	12,084,622

		80,031,768

Computers & Peripherals — 6.4%
Apple Computer, Inc.(a)	965,900	37,428,625
Dell, Inc.(a)	1,414,600	50,359,760
International Business Machines Corp.	271,500	23,278,410
Lexmark International, Inc. (Class “A” Stock)(a)(b)	160,700	13,500,407

		124,567,202

Consumer Finance — 2.4%
American Express Co.(b)	915,100	47,091,046

Diversified Financial Services — 2.9%
Citigroup, Inc.	75,200	3,317,824
J.P. Morgan Chase & Co.	1,335,700	53,067,361

		$56,385,185

Electronic Equipment & Instruments — 1.5%
Agilent Technologies, Inc.(a)	1,307,600	28,204,932

Energy Equipment & Services — 5.4%
BJ Services Co.	616,400	32,305,524
Schlumberger Ltd.	818,000	55,059,580
Smith International, Inc.(a)	287,000	17,429,510

		104,794,614

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.(b)	351,500	14,608,340
Whole Foods Market, Inc.(b)	403,400	34,607,686

		49,216,026

Health Care Equipment & Supplies — 2.5%
Alcon, Inc. (Switzerland)(b)	240,600	19,296,120
Guidant Corp.(b)	424,600	28,040,584

		47,336,704

Health Care Providers & Services — 1.7%
Caremark Rx, Inc.(a)(b)	1,026,000	32,903,820

Hotels Restaurants & Leisure — 2.3%
Starbucks Corp.(a)(b)	962,600	43,759,796

Household Durables — 1.0%
Harman International Industries, Inc.(b)	179,400	19,330,350

Household Products — 1.4%
Procter & Gamble Co. (The)	502,000	27,168,240

Industrial Conglomerates — 3.6%
General Electric Co.	2,057,400	69,087,492

Insurance — 2.2%
American International Group, Inc.	637,437	43,339,342

Internet & Catalog Retail — 3.3%
eBay, Inc.(a)(b)	698,600	64,229,284

Internet Software & Services — 4.3%
Google, Inc. (Class “A” Stock)(a)(b)	130,400	16,899,840

JENNISON PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
Yahoo!, Inc.(a)(b)	1,950,000	$66,124,500

		83,024,340

Media — 2.1%
DIRECTV Group, Inc. (The)(a)(b)	637,400	11,211,866
Univision Communications, Inc. (Class “A” Stock)(a)(b)	952,000	30,092,720

		41,304,586

Multiline Retail — 2.0%
Target Corp.	853,500	38,620,875

Oil & Gas — 2.4%
Suncor Energy, Inc. (Canada)	561,700	17,980,017
Total SA (France)	141,260	28,772,966

		46,752,983

Personal Products — 2.6%
Avon Products, Inc.(b)	655,700	28,640,976
Estee Lauder Companies, Inc. (The) (Class “A” Stock)	528,500	22,091,300

		50,732,276

Pharmaceuticals — 8.5%
Allergan, Inc.(b)	358,400	26,001,920
AstraZeneca PLC, ADR (United Kingdom)(b)	460,700	18,948,591
Eli Lilly & Co.	438,300	26,319,915
IVAX Corp.(a)	329,875	6,317,106
Novartis AG, ADR (Switzerland)	601,200	28,058,004
Pfizer, Inc.	799,791	24,473,605
Roche Holdings Group, ADR (Switzerland)	340,200	35,145,177

		165,264,318

Semiconductors & Semiconductor Equipment —4.6%
Intel Corp.	960,600	19,269,636
Marvell Technology Group Ltd.(a)(b)	1,078,400	28,178,592
Maxim Integrated Products, Inc.(b)	524,900	22,198,021
Texas Instruments, Inc.	905,100	19,260,528

		88,906,777

Software — 9.6%
Electronic Arts, Inc.(a)(b)	876,200	40,296,438
Mercury Interactive Corp.(a)(b)	513,600	17,914,368
Microsoft Corp.	2,476,900	$68,486,285
NAVTEQ(a)	256,300	9,134,532
SAP AG, ADR (Germany)	840,000	32,718,000
Symantec Corp.(a)(b)	311,700	17,106,096

		185,655,719

Specialty Retail — 5.5%
Bed Bath & Beyond, Inc.(a)	681,200	25,279,332
Chico’s FAS, Inc.(a)(b)	737,200	25,212,240
Lowe’s Companies, Inc. (The)(b)	515,000	27,990,250
Tiffany & Co.(b)	585,100	17,985,974
Williams-Sonoma, Inc.(a)(b)	278,000	10,438,900

		106,906,696

TOTAL LONG-TERM INVESTMENTS (cost $1,694,567,494)		1,901,196,388

SHORT-TERM INVESTMENT — 23.0%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $445,836,167)(c)	445,836,167	445,836,167
TOTAL INVESTMENTS — 121.1%
(cost $2,140,403,661)(d)		2,347,032,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (21.1)%		(409,285,829)

NET ASSETS — 100%		$1,937,746,726

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $384,235,123; cash collateral of $409,731,527 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized
$2,142,555,192	$257,611,807	$53,134,444	$204,477,363

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

JENNISON 20/20 FOCUS PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS
Aerospace & Defense — 2.0%
Northrop Grumman Corp.	52,600	$2,805,158

Biotechnology — 5.2%
Genentech, Inc.(a)	69,800	3,658,916
Gilead Sciences, Inc.(a)	96,700	3,614,646

		7,273,562

Capital Markets — 4.2%
Lehman Brothers Holdings, Inc.	38,200	3,045,304
Merrill Lynch & Co., Inc.	58,400	2,903,648

		5,948,952

Computers & Peripherals — 4.0%
Apple Computer, Inc.(a)	91,100	3,530,125
Hewlett-Packard Co.	110,200	2,066,250

		5,596,375

Consumer Finance — 2.3%
American Express Co.	62,500	3,216,250

Diversified Financial Services — 4.6%
J.P. Morgan Chase & Co.	89,900	3,571,727
Principal Financial Group, Inc.	81,200	2,920,764

		6,492,491

Diversified Telecommunication Services — 1.8%
SBC Communications, Inc.	98,800	2,563,860

Electric Utilities — 2.8%
TXU Corp.	82,200	3,939,024

Electronic Equipment & Instruments — 1.9%
Agilent Technologies, Inc.(a)	123,900	2,672,523

Energy Equipment & Services — 9.6%
BJ Services Co.	89,900	4,711,659
Schlumberger, Ltd.	70,700	4,758,817
Smith International, Inc.(a)	65,400	3,971,742

		13,442,218

Food & Staples Retailing — 2.0%
Kroger Co.(a)	183,400	2,846,368

Health Care Providers & Services — 4.7%
Caremark Rx, Inc.(a)	113,000	3,623,910
CIGNA Corp.	43,600	3,035,868

		6,659,778

Hotels, Restaurants & Leisure — 2.1%
Starbucks Corp.(a)	64,400	2,927,624

Industrial Conglomerates — 6.9%
General Electric Co.	115,100	3,865,058
Phelps Dodge Corp.	27,800	2,558,434
Tyco International, Ltd. (Bermuda)	105,200	3,225,432

		9,648,924

Insurance — 4.4%
American International Group, Inc.	50,500	3,433,495
XL Capital, Ltd. (Cayman Islands) (Class “A” Stock)	37,900	2,804,221

		6,237,716

Internet & Catalog Retail — 2.9%
eBay, Inc.(a)	45,000	4,137,300

Internet Software & Services — 2.8%
Yahoo!, Inc.(a)	117,000	3,967,470

Media — 2.3%
Univision Communications, Inc. (Class “A” Stock)(a)	104,200	3,293,762

Multi-Utilities & Unregulated Power — 1.9%
Sempra Energy	73,800	2,670,822

Office Electronics — 3.5%
Xerox Corp.(a)	344,400	4,849,152

Oil & Gas — 5.7%
Nexen, Inc.	91,300	3,815,427
Suncor Energy, Inc. (Canada)	130,600	4,180,506

		7,995,933

Paper & Forest Products — 2.0%
Georgia-Pacific Corp.	78,300	2,814,885

Personal Products — 2.0%
Estee Lauder Cos., Inc. (Class “A” Stock)	67,200	2,808,960

Pharmaceuticals — 2.5%
Novartis AG, ADR (Switzerland)	74,100	3,458,247

Retail — 2.2%
Target Corp.	66,700	3,018,175

JENNISON 20/20 FOCUS PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment — 1.6%
Marvell Technology Group, Ltd. (Bermuda)(a)	83,900	$2,192,307

Software — 5.0%
Electronic Arts, Inc.(a)	75,300	3,463,047
Microsoft Corp.	127,900	3,536,435

		6,999,482

Specialty Retail — 2.0%
Toys “R” Us, Inc.(a)	155,500	2,758,570

TOTAL LONG-TERM INVESTMENTS
(cost $117,838,946)		133,235,888

SHORT-TERM INVESTMENTS — 4.8%
Mutual Fund — 4.7%
Dryden Core Investment Fund - Taxable Money Market Series	6,530,984	6,530,984

	Principal Amount (000)
Repurchase Agreement — 0.1%
State Street Bank & Trust Co., 1.25%, 10/1/04(b)	$163	163,043

TOTAL SHORT-TERM INVESTMENTS
(cost $6,694,027)		6,694,027

TOTAL INVESTMENTS — 99.7%
(cost $124,532,973)(c)		139,929,915
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		389,485

NET ASSETS — 100%		$140,319,400

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $163,049 due 10/1/04. The value of the collateral including accrued interest was $171,610. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$124,602,280	$16,963,456	$1,635,821	$15,327,635

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 20.5%
BNP Paribas	1.14%	12/20/04	$25,000	$24,966,709
Barclays Bank PLC New York	1.765%	5/25/05	20,000	19,996,080
BNP Paribas SA	1.25%	01/27/05	4,000	3,999,806
Credit Agricole Indosuez	1.44%	10/27/04	15,000	15,000,000
HBOS Treasury Services PLC	1.08%	10/05/04	10,325	10,324,164
ING BK Internationale Nederland	1.60%	10/18/04	48,000	48,000,000
Landesbank Hessen Thuringen	1.82%	12/30/04	4,000	4,000,198
Landesbank Hessen Thuringen	1.40%	02/02/05	43,000	43,003,010
Nordea Bank Finland PLC New York Branch	1.765%	12/15/04	25,000	25,000,000

				194,289,967

Commercial Paper — 33.9%
Amsterdam Funding Corp.	1.68%	10/06/04	20,000	19,995,333
Bank of Ireland Governor & Co.	1.19%	12/31/04	6,000	5,981,952
Cafco LLC	1.79%	11/10/04	47,000	46,906,522
Cit Group, Inc.	1.58%	10/04/04	13,555	13,553,215
CXC, Inc.	1.81%	12/07/04	10,000	9,966,314
DaimlerChrysler Revolving Auto	1.80%	11/08/04	25,000	24,952,500
Falcon Asset Securitization Corp.	1.80%	10/22/04	20,000	19,979,000
Falcon Asset Securitization Corp.	1.80%	10/27/04	25,000	24,967,500
HBOS Treasury Services PLC	1.60%	10/13/04	1,600	1,599,147
Household Finance Corp.	1.75%	11/08/04	10,000	9,981,528
Household Finance Corp.	1.81%	11/15/04	13,000	12,970,587
Independence Funding LLC	1.79%	10/25/04	11,000	10,986,873
Independence Funding LLC	1.79%	11/02/04	13,342	13,320,772
Irish Life and Permanent PLC	1.74%	11/18/04	20,000	19,953,600
Nationwide Building Society	1.60%	10/18/04	39,000	38,970,533
Norddeutsche London Bank	1.74%	11/16/04	23,100	23,048,641
Park Granada LLC	1.80%	10/12/04	7,000	6,996,150
Spintab Swedmortgage AB	1.85%	11/24/04	18,015	17,965,009

				322,095,176

Other Corporate Obligations — 27.9%
American Express Credit Corp.(a)	1.746%	10/05/04	8,000	8,000,000
Bank of Nova Scotia(a)	1.78%	10/28/04	15,000	14,998,760
Bank of Nova Scotia(a)	1.78%	10/29/04	10,000	9,999,258
GE Capital Assurances Co. (cost $11,000,000; purchased 7/21/2004)(a)(b)	1.908%	10/22/04	11,000	11,000,000
General Electric Capital Corp.(a)	1.838%	10/12/04	12,750	12,750,000
General Electric Capital Corp.(a)	1.868%	10/18/04	22,000	22,000,000
Goldman, Sachs & Co., Inc.(a)	2.03%	12/15/04	42,000	42,000,000
Irish Life and Permanent PLC(a)	1.82%	10/21/04	25,000	24,995,448
Merrill Lynch & Co., Inc.(a)	1.90%	10/11/04	25,000	25,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased)(a)(b)	1.71%	10/04/04	9,000	9,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/03/2004)(a)(b)	1.774%	11/01/04	9,000	9,000,000
Metropolitan Life Insurance (cost $10,000,000; purchased 9/30/2004)(a)(b)	1.92%	10/03/05	10,000	10,000,000
Morgan Stanley, Inc.(a)	1.88%	10/15/04	25,000	25,000,000
National City Bank of Indiana(a)	1.735%	10/12/04	10,000	10,002,784
Pacific Life Insurance (cost $7,000,000; purchased 3/15/2004)(a)(b)	2.00%	12/16/04	7,000	7,000,000

MONEY MARKET PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Royal Bank of Canada(a)	1.72%	10/12/04	$5,000	$5,000,000
Travelers Insurance Co. (cost $6,000,000; purchased 7/7/04)(a)(b)	1.808%	10/08/04	6,000	6,000,000
Westpac Banking Corp.(a)	1.85%	12/13/04	13,000	12,999,716

				264,745,966

U.S. Government Obligations — 13.7%
Federal Home Loan Bank	1.47%	02/28/05	15,000	15,000,000
Federal Home Loan Mortgage Discount Notes	1.91%	12/28/04	30,000	29,859,933
Federal National Mortgage Association(a)	1.645%	10/15/04	30,000	29,999,676
Federal National Mortgage Association(a)	1.65%	02/08/05	15,000	15,000,000
Federal National Mortgage Association	1.40%	03/29/05	15,000	15,000,000
Federal National Mortgage Association Discount Notes	1.85%	12/01/04	25,000	24,921,632

				129,781,241

Repurchase Agreements — 5.1%
Goldman, Sachs & Co., Inc.(c)	1.85%	10/01/04	25,000	25,000,000
Greenwich Capital Management(d)	1.90%	10/01/04	23,241	23,241,000

				48,241,000

TOTAL INVESTMENTS — 101.1%
(amortized cost $959,153,350 (e))				959,153,350
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%				(10,171,996)

TOTAL NET ASSETS — 100.0%				$948,981,354

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $52,000,000, and represents 5.5% of net assets.

(c)	Goldman Sachs & Co., Inc. Repurchase Agreement, repurchase price $25,002,569 due 10/1/04. The value of the collateral including accrued interest was $25,500,000. Collateralized by United States Treasury or federal agency obligations.

(d)	Greenwich Capital Management Repurchase Agreement, repurchase price $23,242,227 due 10/1/04. The value of the collateral including accrued interest was $23,708,844. Collateralized by United States Treasury or federal agency obligations.

(e)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2004 was as follows:

Commercial Banks	41.6%
Life Insurance	20.3%
Federal Credit Agencies	13.7%
Asset Backed Securities	12.8%
Short Term Business Credit	5.1%
Motor Vehicle Parts	2.6%
Mortgage Bankers	2.6%
Personal Credit Institute	2.4%

101.1%
Liabilities in excess of other assets	(1.1)%

100.0%

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

NATURAL RESOURCES PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 97.1%
Chemicals — 0.3%
Hokko Chemical Industry Co., Ltd. (Japan)	450,900	$1,538,252

Construction Materials — 1.0%
Anhui Conch Cement Co., Ltd. (Class “H” Stock) (China)(a)	4,200,000	6,005,347

Energy Equipment & Services — 33.9%
B.J. Services Co.(b)	663,700	34,784,517
CARBO Ceramics, Inc.	53,900	3,888,346
Cooper Cameron Corp.(a)	72,700	3,986,868
ENSCO International, Inc.	294,900	9,634,383
FMC Technologies, Inc.(a)(b)	195,261	6,521,717
Grant Prideco, Inc.(a)(b)	213,400	4,372,566
Grey Wolf, Inc.(a)(b)	326,000	1,594,140
Hydril Co.(a)(b)	96,200	4,131,790
Maverick Tube Corp.(a)(b)	272,500	8,395,725
Nabors Industries, Ltd. (Barbados)(a)(b)	180,300	8,537,205
National-Oilwell, Inc.(a)(b)	361,600	11,882,176
Oil States International, Inc.(a)	478,700	8,951,690
OPTI Canada, Inc. (Canada)(a)	1,330,274	19,971,717
Rowan Cos., Inc.(a)(b)	166,500	4,395,600
Smith International, Inc.(a)(b)	529,500	32,156,535
Tesco Corp.(a)	196,300	2,112,604
Todco (Class “A” Stock)(a)	121,400	2,106,290
Transocean, Inc.(a)	279,600	10,004,088
W-H Energy Services, Inc.(a)	168,800	3,502,600
Weatherford International, Ltd.(a)	378,900	19,331,478

		200,262,035

Food Products — 0.6%
Cresud SA, ADR (Argentina)(a)(b)	287,800	3,338,192

Household Durables — 0.2%
Blout International, Inc.(a)	100,700	1,319,170

Industrial Conglomerates — 4.7%
Phelps Dodge Corp.(b)	225,700	20,771,171
WMC Resorces, Ltd. (Australia)	1,844,300	7,160,525

		27,931,696
Machinery — 0.2%
Railpower Technologies Corp. (Canada)(a)	354,500	1,260,519

Metals & Mining — 23.8%
Alumina, Ltd. (Australia)	1,989,400	8,098,543
Aluminum Corp. of China, Ltd., ADR (China)(b)	70,300	4,665,108
Anglo American Platinum, Ltd., ADR (South Africa)(b)	133,669	5,615,127
AngloGold, Ltd., ADR (Canada)	155,476	6,048,016
Aquarius Platinum, Ltd. (Australia)	517,725	2,493,844
AXMIN, Inc. (Canada)(a)	1,289,500	713,247
Bema Gold Corp. (Canada)(a)(b)	494,200	1,576,498
Canico Resource Corp. (Canada)(a)	248,389	2,747,774
Century Aluminum Co.(a)(b)	126,000	3,493,980
Coeur d’Alene Mines Corp.(a)	243,825	1,155,730
Companhia Vale do Rio Doce, ADR (Brazil)(a)(b)	641,700	14,418,999
Crystallex International Corp. (Canada)(a)	2,111,000	7,114,070
Durban Roodepoort Deep, Ltd., ADR (South Africa)(a)(b)	830,600	1,670,337
European Goldfields, Ltd.(a)	38,400	109,233
First Quantum Minerals, Ltd.(a)	221,700	2,925,519
FNX Mining Co., Inc. (Canada)(a)	230,600	1,166,165
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	314,400	12,733,200
Gabriel Resources, Ltd.(a)	749,800	1,137,542
Gold Reserve, Inc. (Canada)(a)(b)	121,200	562,162
Golden Star Resources, Ltd.(a)	238,700	1,257,949
Harmony Gold Mining Co., Ltd. (South Africa)	156,400	2,128,006
Harmony Gold Mining Co., Ltd., ADR (South Africa)(b)	491,900	6,699,678
Impala Platinum Holdings, Ltd., ADR (South Africa)	200,800	4,023,751
Ivanhoe Mines, Ltd.(a)	576,300	3,233,163
Kinross Gold Corp.(a)	625,965	4,238,884
Kinross Gold Corp. (Canada)(a)	17,401	117,979
Lihir Gold, Ltd. (Australia)(a)	6,154,600	4,770,151
Massey Energy Co.(b)	327,300	9,468,789
Meridian Gold, Inc.(a)	274,000	4,546,640
Miramar Mining Corp.(a)(b)	234,000	297,180

NATURAL RESOURCES PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Miramar Mining Corp. (Canada)(a)	336,000	424,796
Nelson Resources, Ltd. (Canada)(a)	841,500	977,445
Nevsun Resources, Ltd. (Canada)(a)	351,300	655,105
Newcrest Mining, Ltd. (Australia)	498,200	5,481,633
Orezone Resources, Inc. (Canada)(a)(b)	988,500	1,101,327
Oxus Gold PLC (United Kingdom)(a)	432,500	381,532
Pan American Silver Corp. (Canada)(a)(b)	97,572	1,662,244
Placer Dome, Inc. (Canada)	16,700	331,996
Platnium Group Metals, Ltd. (Canada)(a)	1,186,700	993,957
Randgold Resources, Ltd., ADR (Channel Islands)(a)(b)	227,600	2,246,412
Southern Peru Copper Corp.	94,200	4,866,372
Southern Platinum Corp. (Canada)(a)	858,600	1,404,371
SouthernEra Diamonds, Inc. (Class “A” Stock) (Canada)(a)	858,600	508,830
Stornoway Diamond Corp. (Canada)(a)	357,800	537,174

		140,800,458

Oil & Gas — 32.0%
Apache Corp.	128,366	6,432,420
Carrizo Oil & Gas, Inc.(a)	132,100	1,264,197
Cheniere Energy, Inc.(a)(b)	203,800	4,027,088
Denbury Resources, Inc.(a)	342,700	8,704,580
Encore Aquisition Co.(a)	272,100	9,387,450
Endeavour International Corp.(a)(b)	374,800	1,244,336
Eni SpA, ADR (Italy)	136,600	15,340,180
Galaxy Energy Corp.(a)(b)	631,700	947,550
Gasco Energy, Inc.(a)(b)	632,600	2,150,840
Genoil, Inc. (Canada)(a)	493,267	107,185
Houston Exploration Co.(a)	47,000	2,789,450
KCS Energy, Inc.(a)	296,972	4,130,881
LUKOIL, ADR (Russia)(a)	30,100	3,754,975
McMoRan Exploration Co.(a)(b)	204,000	2,658,120
Noble Energy, Inc.(b)	105,600	6,150,144
Petroleo Brasileiro SA, ADR (Brazil)(b)	210,600	7,423,650
Pioneer Natural Resources Co.	370,807	12,785,441
Quicksilver Resources, Inc.(a)(b)	277,000	9,049,590
Sibneft, ADR (Russia)(b)	49,100	1,683,148
Southwestern Energy Co.(a)	139,200	5,845,008
St. Mary Land & Exploration Co.(b)	140,200	5,581,362
Suncor Energy, Inc. (Canada)	486,500	15,572,865
Surgutneftegaz, ADR (Russia)(b)	76,100	2,747,971
Swift Energy Co.(a)(b)	304,700	7,300,612
Total SA, ADR (France)	222,700	22,753,259
Trident Resources Corp. (Canada)(d)	412,657	5,380,144
UTS Energy Corp. (Canada)(a)	2,107,000	1,431,804
Western Gas Resources, Inc.	511,300	14,618,067
Western Oil Sands, Inc. (Canada)(a)	233,200	6,954,263
YUKOS, ADR (Russia)(a)(b)	69,916	1,125,648

		189,342,228

Real Estate — 0.4%
IRSA Inversiones y Representaciones SA, GDR (Argentina)(a)(b)	264,300	2,143,473

TOTAL COMMON STOCKS (cost $ 340,653,125)		573,941,370

	Principal Amount (000)
LINKED NOTE — 1.4%
USD Palladium Linked Bank Note, Zero Coupon, 7/13/07 (cost $7,000,001)	$7,000	8,071,637

	Shares
PREFERRED STOCK — 0.6%
Oil & Gas
Surgutneftegaz, ADR (Russia) (cost $2,445,104)	79,300	3,806,400

WARRANTS (a) — 0.2%
	Units
Metals & Mining
Pan American Silver Corp., expiring 2/20/08	49,786	456,338
Peru Copper, Inc., expiring 3/18/06	656,200	855,541

TOTAL WARRANTS (cost $979,016)		1,311,879

TOTAL LONG-TERM INVESTMENTS
(cost $351,077,246)		587,131,286

SHORT-TERM INVESTMENT — 31.3%
	Shares
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $185,143,679)(c)	185,143,679	185,143,679

TOTAL INVESTMENTS — 130.6%
(cost $536,220,925)(e)		772,274,965
LIABILITIES INCLUDING COLLATERAL FOR SECURITIES ON LOAN OF $182,836,318 IN EXCESS OF OTHER ASSETS — (30.6)%		(180,930,104)

NET ASSETS — 100%		$591,344,861

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate value of $177,532,715; cash collateral of $182,836,318 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Indicates a fair valued security.

(e)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$536,220,925	$247,978,705	$11,924,665	$236,054,040

Outstanding forward foreign currency contract as of September 30, 2004 was as follows:

Foreign currency exchange contracts outstanding at September 30, 2004:

Purchase Contracts

Settlement Month	Type		Contracts to Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Sept 04	Buy	CAD	$1,905	$1,511	$1,505	$(6)

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SMALL CAPITALIZATION STOCK PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Advertising — 0.2%
ADVO, Inc.	41,636	$1,288,218

Aerospace — 1.4%
AAR Corp.(a)	43,910	546,679
Curtiss-Wright Corp.	29,197	1,670,944
DRS Technologies, Inc.(a)	37,101	1,389,061
GenCorp, Inc.(b)	61,076	827,580
Kaman Corp. (Class “A” Stock)	30,971	369,794
Moog, Inc. (Class “A” Stock)(a)	35,049	1,272,279
Trimble Navigation, Ltd.(a)	69,823	2,206,407
Triumph Group, Inc.(a)	21,641	732,115

		9,014,859

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.	52,402	1,401,754

Airlines — 0.3%
FLYi, Inc.(a)(b)	61,782	241,568
Frontier Airlines, Inc.(a)	48,481	372,334
Mesa Air Group, Inc.(a)(b)	43,003	219,315
SkyWest, Inc.(b)	79,560	1,197,378

		2,030,595

Apparel — 1.0%
Fossil, Inc.(a)(b)	96,571	2,987,907
Genesco, Inc.(a)	29,714	699,765
Phillips-Van Heusen Corp.	41,963	934,936
Russell Corp.	44,466	748,807
Wolverine World Wide, Inc.	53,347	1,344,344

		6,715,759

Appliances & Home Furnishings — 0.0%
Applica, Inc.(a)	32,820	132,593
Fedders Corp.	41,560	169,980

		302,573

Autos - Cars & Trucks — 0.5%
Midas, Inc.(a)	21,334	345,611
Myers Industries, Inc.	45,442	497,590
Standard Motor Products, Inc.	26,953	407,260
TBC Corp.(a)	30,350	678,019
Tower Automotive, Inc.(a)(b)	79,310	165,758
Wabash National Corp.(a)(b)	46,103	1,266,449

		3,360,687

Banks and Savings & Loans — 7.3%
Anchor BanCorp Wisconsin, Inc.	31,426	813,933
BankAtlantic Bancorp, Inc. (Class “A” Stock)	81,600	1,494,912
BankUnited Financial Corp. (Class “A” Stock)(a)	40,916	1,192,701
Boston Private Financial Holdings, Inc.	37,250	929,760
Brookline Bancorp, Inc.	80,585	1,262,767
Chittenden Corp.	62,918	1,714,515
Commercial Federal Corp.	54,205	1,462,451
Community Bank System, Inc.	41,700	1,047,921
Community First Bankshares, Inc.	50,343	1,613,997
Dime Community Bancshares	50,776	853,037
Downey Financial Corp.	38,135	2,095,900
East West Bancorp, Inc.(b)	68,632	2,305,349
First Bancorp/Puerto Rico	54,876	2,650,511
First Midwest Bancorp, Inc.	63,384	2,190,551
First Republic Bank	21,608	993,968
FirstFed Financial Corp.(a)	22,387	1,094,277
Flagstar Bancorp, Inc.	83,470	1,776,242
Gold Banc Corp., Inc.	54,662	737,390
PrivateBancorp, Inc.	27,700	746,792
Provident Bankshares Corp.	45,055	1,511,595
Republic Bancorp, Inc.	87,297	1,344,374
Riggs National Corp.	39,853	884,737
Southwest Bancorporation of Texas, Inc.(b)	94,318	1,899,565
Sterling Bancshares, Inc.	61,163	822,642
Sterling Financial Corp.(a)	30,918	1,089,550
Susquehanna Bancshares, Inc.(b)	63,357	1,558,582
TrustCo Bank Corp.	101,282	1,298,435
UCBH Holdings, Inc.(b)	61,726	2,411,635
Umpqua Holdings Corp.	59,674	1,346,245
United Bankshares, Inc.	59,166	2,050,102
Waypoint Financial Corp.	45,569	1,256,337
Whitney Holding Corp.	55,756	2,341,752
Wintrust Financial Corp.	28,045	1,606,418

		48,398,943

Chemicals — 1.8%
A. Schulman, Inc.	41,308	910,428
Arch Chemicals, Inc.	31,975	911,288
Cambrex Corp.	35,613	781,705
Georgia Gulf Corp.	45,206	2,015,736
H.B. Fuller Co.	39,015	1,069,011
MacDermid, Inc.(b)	41,343	1,197,293
OM Group, Inc.(a)	38,704	1,415,018
Omnova Solutions, Inc.(a)	54,933	331,246
Penford Corp.	11,962	208,258
PolyOne Corp.(a)	124,992	939,940
Quaker Chemical Corp.	13,194	318,635
TETRA Technologies, Inc.(a)	30,429	944,821

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
WD-40 Co.	23,047	659,144
Wellman, Inc.	43,595	369,686

		12,072,209

Collectibles & Gifts — 0.3%
Action Performance Cos., Inc.	24,979	253,037
Department 56, Inc.(a)	18,205	296,742
Enesco Group, Inc.(a)	19,432	133,109
Lennox International, Inc.	80,154	1,197,501

		1,880,389

Commercial Services — 3.6%
ABM Industries, Inc.	66,161	1,333,144
Arbitron, Inc.(a)(b)	42,489	1,555,522
Bowne & Co., Inc.	48,097	624,780
Central Parking Corp.(b)	49,877	659,374
Chemed Corp.	16,993	947,190
Coinstar, Inc.(a)	29,171	679,684
Consolidated Graphics, Inc.(a)	18,608	779,675
CPI Corp.	10,478	138,833
Dendrite International, Inc.(a)	56,710	914,165
eFunds Corp.(a)	65,674	1,220,880
FindWhat.com(a)	41,000	767,930
Global Payments, Inc.(b)	52,185	2,794,507
Hooper Holmes, Inc.	88,680	397,286
Information Holdings, Inc.(a)	28,577	778,152
Insurance Auto Auctions, Inc.(a)	15,797	270,918
John H. Harland Co.	37,825	1,185,814
Labor Ready, Inc.(a)(b)	57,103	800,584
MAXIMUS, Inc.(a)	29,560	851,624
MemberWorks, Inc.(a)(b)	14,387	377,515
Mobile Mini, Inc.(a)	19,891	493,297
NCO Group, Inc.(a)	43,420	1,170,169
Nelson Thomas, Inc.	19,905	389,143
On Assignment, Inc.(a)	34,347	152,501
PAREXEL International Corp.(a)	35,565	697,074
Pre-Paid Legal Services, Inc.(a)(b)	21,064	540,923
Rewards Network, Inc.(a)(b)	33,707	224,826
SOURCECORP, Inc.(a)	21,450	474,903
Sovran Self Storage, Inc.	20,700	811,026
Startek, Inc.	19,734	618,858
Viad Corp.(a)	30,200	716,646
Volt Information Sciences, Inc.(a)	20,774	597,668

		23,964,611

Computer Services — 3.4%
Actel Corp.(a)	35,353	537,366
Adaptec, Inc.(a)(b)	149,893	1,139,187
Agilysys, Inc.	43,856	758,270
Avid Technology, Inc.(a)(b)	45,782	2,145,802
Black Box Corp.	23,992	886,504
Brooktrout, Inc.(a)	17,671	160,099
CACI International, Inc. (Class “A” Stock)(a)(b)	39,758	2,098,427
Carreker Corp.(a)	33,451	254,562
Cerner Corp.(a)(b)	49,286	2,132,112
Ciber, Inc.(a)	82,164	617,873
FactSet Research Systems, Inc.(b)	42,353	2,041,415
FileNet Corp.(a)(b)	53,778	938,964
Hutchinson Technology, Inc.(a)	35,557	950,439
Insight Enterprises, Inc.(a)	66,128	1,113,596
Manhattan Associates, Inc.(a)(b)	41,002	1,001,269
Mercury Computer Systems, Inc.(a)(b)	28,903	778,069
NYFIX, Inc.(a)(b)	44,031	267,708
Phoenix Technology, Ltd.(a)	33,454	166,935
Pinnacle Systems, Inc.(a)(b)	93,783	391,075
Progress Software Corp.(a)	49,398	983,020
QRS Corp.(a)	21,656	149,860
Radiant Systems, Inc.(a)	36,039	144,877
RadiSys Corp.(a)	25,776	359,575
Standard Microsystems Corp.(a)	25,087	439,273
Synaptics, Inc.(a)	33,800	681,408
TALX Corp.	18,754	433,030
Teledyne Technologies, Inc.(a)	44,240	1,107,770

		22,678,485

Construction — 3.1%
Coachmen Industries, Inc.	21,293	336,004
ElkCorp	26,912	747,077
Florida Rock Industries, Inc.	59,061	2,893,398
Insituform Technologies, Inc. (Class “A” Stock)(a)	36,403	679,644
M.D.C. Holdings, Inc.	44,443	3,248,783
Meritage Corp.(a)(b)	17,677	1,389,412
NVR, Inc.(a)(b)	8,766	4,830,066
Shaw Group, Inc.(a)(b)	86,980	1,043,760
Simpson Manufacturing, Co., Inc.	32,539	2,056,465
Standard Pacific Corp.	45,897	2,587,214
Thomas Industries, Inc.	23,810	747,634

		20,559,457

Consumer Cyclical — 0.1%
JAKKS Pacific, Inc.(a)	35,648	819,904

Containers — 0.3%
AptarGroup, Inc.	49,718	2,186,101

Cosmetics & Soaps — 0.1%
Nature’s Sunshine Products, Inc.	20,551	311,759

Distribution/Wholesalers — 0.9%
Advanced Marketing Services, Inc.	25,962	280,130
Bell Microproducts, Inc. (Class “B” Stock)(a)	38,148	296,029
Castle (A.M.) & Co.(a)	21,529	218,519
ScanSource, Inc.(a)	17,100	1,090,980
SCP Pool Corp.	72,049	1,926,590
United Stationers, Inc.(a)	45,338	1,967,669

		5,779,917

Diversified Manufacturing Operations — 1.6%
Acuity Brands, Inc.	58,052	1,379,896
Barnes Group, Inc.	31,605	868,189

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
CLARCOR, Inc.	34,705	1,654,387
CUNO, Inc.(a)	23,140	1,336,335
Griffon Corp.(a)	40,030	844,633
Lydall, Inc.(a)	22,015	204,740
Mueller Industries, Inc.	47,762	2,051,378
Smith (A.O.) Corp.	40,162	977,945
Standex International Corp.	16,661	408,194
Valmont Industries, Inc.	32,533	678,964

		10,404,661

Drugs & Medical Supplies — 5.9%
Advanced Medical Optics, Inc.(a)(b)	48,622	1,923,973
American Medical Systems Holdings, Inc.(a)	45,932	1,665,954
ArthroCare Corp.(a)(b)	29,451	862,620
Coherent, Inc.(a)	41,345	1,072,489
CONMED Corp.(a)(b)	40,715	1,070,804
Cyberonics, Inc.(a)(b)	32,500	664,950
CyroLife, Inc.(a)(b)	31,716	230,258
Diagnostic Products Corp.(a)(b)	39,725	1,623,561
Enzo Biochem, Inc.(a)	42,055	630,825
Haemonetics Corp.(a)	34,431	1,130,714
Hologic, Inc.(a)	28,000	539,560
ICU Medical, Inc.(a)(b)	18,696	486,844
IDEXX Laboratories, Inc.(a)	46,695	2,369,304
Integra LifeSciences Holdings(a)(b)	39,232	1,259,740
Invacare Corp.(b)	42,560	1,957,760
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	77,458	3,023,960
NBTY, Inc.(a)(b)	91,199	1,966,250
Noven Pharmaceuticals, Inc.(a)	31,902	664,838
Osteotech, Inc.(a)	23,381	92,121
Owens & Minor, Inc.	53,605	1,361,567
PolyMedica Corp.	37,167	1,144,744
Possis Medical, Inc.(a)	24,781	388,070
Priority Healthcare Corp.(a)	59,494	1,198,804
Regeneron Pharmaceuticals, Inc.(a)(b)	75,913	658,925
ResMed, Inc.(a)	46,144	2,196,916
Respironics, Inc.(a)	47,482	2,537,438
Savient Pharmaceuticals, Inc.(a)	82,101	188,832
SurModics, Inc.(a)(b)	23,873	566,984
Sybron Dental Specialties, Inc.(a)	53,083	1,576,034
Techne Corp.(a)	56,048	2,139,913
Viasys Healthcare, Inc.(a)	42,080	703,998
Vital Signs, Inc.	17,318	553,830
Wilson Greatbatch Technologies, Inc.(a)	29,114	520,849

		38,973,429

Electrical Equipment — 1.1%
ALLETE, Inc.(b)	40,200	1,306,500
Anixter International, Inc.(a)(b)	50,454	1,770,431
Baldor Electric Co.(b)	44,965	1,063,872
C&D Technologies, Inc.	34,483	655,867
Kulicke & Soffa Industries, Inc.(a)	69,577	393,110
MagneTek, Inc.(a)	38,793	289,784
Technitrol, Inc.(a)	55,143	1,075,288
Vicor Corp.(a)	57,392	580,233

		7,135,085

Electronics — 2.8%
Analogic Corp.	18,607	775,726
Artesyn Technologies, Inc.(a)	53,460	533,531
Audiovox Corp.(a)	31,383	528,490
Belden, Inc.	63,932	1,393,718
Benchmark Electronics, Inc.(a)	56,078	1,671,125
Checkpoint Systems, Inc.(a)	51,227	797,604
CTS Corp.	49,163	619,454
Dionex Corp.(a)(b)	28,649	1,567,100
EDO Corp.	27,216	755,244
Electro Scientific Industries, Inc.(a)	38,542	668,704
Esterline Technologies, Inc.(a)	28,914	884,479
Helix Technology Corp.	35,582	483,737
Intermagnetics General Corp.(a)	35,329	817,866
InVision Technologies, Inc.(a)	24,084	1,083,539
Itron, Inc.(a)	28,592	498,930
Keithley Instruments, Inc.	22,063	384,999
Littelfuse, Inc.(a)	30,400	1,049,712
Methode Electronics, Inc. (Class “A” Stock)	48,301	617,770
Park Electrochemical Corp.	27,071	573,905
Photronics, Inc.(a)(b)	44,376	737,529
SBS Technologies, Inc.(a)	20,820	254,004
Sonic Solutions(a)	32,000	522,240
Three-Five Systems, Inc.(a)	29,638	81,208
Ultratech Stepper, Inc.(a)	32,406	507,802
X-Rite, Inc.	28,289	412,171

		18,220,587

Electronic Components — 1.7%
Alliance Semiconductor Corp.(a)	48,077	166,347
Bel Fuse, Inc. (Class “B” Stock)	15,505	512,905
Cohu, Inc.	29,274	432,670
Cubic Corp.	36,410	833,789
Cymer, Inc.(a)(b)	50,135	1,436,869
Daktronics, Inc.(a)	25,789	630,541
DSP Group, Inc.(a)	38,857	817,940
FLIR Systems, Inc.(a)(b)	46,061	2,694,569
Microsemi Corp.(b)	81,250	1,145,625
Planar Systems, Inc.(a)	19,896	223,034
Rayovac Corp.(a)	47,200	1,243,720
Rogers Corp.(a)	22,900	973,021
Supertex, Inc.(a)	17,645	342,842

		11,453,872

Energy — 1.0%
Advanced Energy Industries, Inc.(a)(b)	44,557	413,934
Headwaters, Inc.(a)	45,800	1,413,388
UGI Corp.	69,545	2,591,247
Unisource Energy Corp.(b)	46,748	1,138,314
Veritas DGC, Inc.(a)(b)	45,591	1,038,563

		6,595,446

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Engineering — 0.6%
EMCOR Group, Inc.(a)	20,623	775,837
Engineered Support Systems, Inc.(a)(b)	35,589	1,624,282
URS Corp.(a)(b)	58,606	1,563,608

		3,963,727

Environmental Services — 0.6%
Ionics, Inc.(a)(b)	30,857	833,139
Tetra Tech, Inc.(a)	76,664	971,333
Waste Connections, Inc.(a)	65,511	2,075,388

		3,879,860

Exchange Traded Funds — 4.1%
iShares S&P SmallCap 600 Index Fund(b)	188,790	27,231,070

Financial Services — 2.7%
Financial Federal Corp.(a)	23,580	883,778
Hudson United Bancorp	61,339	2,260,342
Investment Technology Group, Inc.(a)(b)	57,077	873,278
Irwin Financial Corp.	38,592	996,446
MAF Bancorp, Inc.	44,494	1,919,026
New Century Financial Corp.(a)(b)	64,730	3,898,041
Piper Jaffray Cos., Inc.(a)	27,101	1,072,929
PRG-Schultz International, Inc.(a)(b)	84,310	483,939
South Financial Group, Inc.	96,363	2,717,437
SWS Group, Inc.	23,317	374,937
UICI	63,290	2,072,115
World Acceptance Corp.(a)	25,200	585,900

		18,138,168

Food & Beverage — 1.9%
American Italian Pasta Co. (Class “A” Stock)(a)(b)	24,592	643,081
Corn Products International, Inc.	50,347	2,320,997
Flowers Foods, Inc.	59,757	1,544,718
Hain Celestial Group, Inc.(a)	49,686	878,448
J & J Snack Foods Corp.(a)	12,312	527,939
Lance, Inc.	40,281	650,538
Nash-Finch Co.	16,791	528,077
Performance Food Group Co.(a)(b)	63,334	1,501,016
Ralcorp Holdings, Inc.	39,943	1,441,942
Sanderson Farms, Inc.(b)	27,200	909,840
United Natural Foods, Inc.(a)	54,552	1,451,083

		12,397,679

Furniture — 0.8%
Aaron Rents, Inc.	67,809	1,475,524
Bassett Furniture Industries, Inc.	15,862	299,474
Ethan Allen Interiors, Inc.(b)	50,853	1,767,142
Interface, Inc.(a)	70,634	566,485
La-Z-Boy, Inc.	70,842	1,075,381

		5,184,006

Healthcare — 2.4%
American Healthways, Inc.(a)(b)	44,653	1,299,849
ArQule, Inc.(a)	39,263	181,395
BioLase Technology, Inc.(b)	33,100	270,096
Cooper Cos., Inc.	44,567	3,055,068
Datascope Corp.	20,185	752,900
Immucor, Inc.	40,646	1,005,988
LabOne, Inc.(a)	23,300	681,059
Mentor Corp.(b)	57,742	1,944,751
Merit Medical Systems, Inc.(a)	35,950	543,205
NDCHealth Corp.	49,088	787,862
Pharmaceutical Product Development, Inc.(a)(b)	77,016	2,772,576
Sierra Health Services, Inc.(a)(b)	36,547	1,751,698
Sola International, Inc.(a)	43,878	835,876
Theragenics Corp(a)	40,875	149,194

		16,031,517

Hospitals/Healthcare Management — 2.3%
Accredo Health, Inc.(a)	66,065	1,557,152
AMERIGROUP Corp.(a)	33,946	1,909,463
AmSurg Corp.(a)	41,321	875,179
Biosite, Inc.(a)(b)	21,656	1,060,278
Centene Corp.(a)(b)	27,928	1,189,174
Curative Health Services, Inc.(a)	17,611	120,988
DJ Orthopedics, Inc.(a)	29,800	525,970
Kensey Nash Corp.(a)(b)	15,600	408,564
OCA, Inc.(a)(b)	68,312	323,799
Odyssey Healthcare, Inc.(a)(b)	49,920	886,080
Pediatrix Medical Group, Inc.(a)(b)	32,695	1,793,321
Province Healthcare Co.(a)	67,733	1,416,974
RehabCare Group, Inc.(a)	22,239	512,164
Sunrise Assisted Living, Inc.(a)(b)	28,004	983,500
United Surgical Partners International, Inc.(a)	38,626	1,326,803

		14,889,409

Housing Related — 0.5%
Champion Enterprises, Inc.(a)	97,165	999,828
Fleetwood Enterprises, Inc.(a)	75,540	1,146,697
National Presto Industries, Inc.	9,363	391,561
Skyline Corp.	11,468	459,293

		2,997,379

Human Resources — 0.6%
Administaff, Inc.(a)(b)	35,793	418,778
CDI Corp.	26,870	550,835
Cross Country Healthcare, Inc.(a)	43,653	676,621
Heidrick & Struggles International, Inc.(a)	26,091	751,943
Spherion Corp.(a)	83,010	649,138
Watson Wyatt & Co. Holdings(b)	43,870	1,153,781

		4,201,096

Instrument - Controls — 0.4%
BEI Technologies, Inc.	20,185	553,069
FEI Co.(a)(b)	45,311	895,345

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Woodward Governor Co.	15,485	1,045,083

		2,493,497

Insurance — 2.4%
Delphi Financial Group, Inc.	43,086	1,730,765
Fremont General Corp.(b)	105,151	2,434,246
Hilb, Rogal & Hamilton Co.(b)	48,899	1,771,122
LandAmerica Financial Group, Inc.(b)	24,778	1,127,399
Philadelphia Consolidated Holding Corp.(a)	30,304	1,670,356
Presidential Life Corp.	39,971	686,702
ProAssurance Corp.(a)(b)	39,800	1,393,796
RLI Corp.	34,433	1,292,959
SCPIE Holdings, Inc.(a)	13,488	120,987
Selective Insurance Group, Inc.	37,893	1,409,619
Stewart Information Services Corp.	24,707	973,456
Zenith National Insurance Corp.	26,336	1,114,276

		15,725,683

Internet — 0.5%
Digital Insight Corp.(a)	48,300	658,329
Internet Security Systems, Inc.(a)	64,400	1,094,800
Websense, Inc.(a)(b)	31,808	1,325,439

		3,078,568

Leisure — 2.3%
Argosy Gaming Co.(a)	40,186	1,575,291
Aztar Corp.(a)	47,201	1,250,826
Bally Total Fitness Holding Corp.(a)	46,377	168,812
K2, Inc.(a)	63,606	910,202
Marcus Corp.	40,664	791,728
Multimedia Games, Inc.(a)(b)	38,300	593,650
Pinnacle Entertainment, Inc.	48,515	669,507
Polaris Industries, Inc.(b)	58,156	3,246,268
Prime Hospitality Corp.(a)	60,830	740,301
Shuffle Master, Inc.(b)	31,622	1,184,560
Sturm Ruger & Co., Inc.	36,671	330,406
The Nautilus Group, Inc.(b)	44,618	1,007,921
Winnebago Industries, Inc.	45,973	1,592,505
WMS Industries, Inc.(a)(b)	41,083	1,055,422

		15,117,399

Machinery — 3.4%
Albany International Corp. (Class “A” Stock)	45,195	1,347,263
Applied Industrial Technologies, Inc.	26,713	954,723
Astec Industries, Inc.(a)	27,050	517,196
Cognex Corp.	62,689	1,642,452
Dril-Quip, Inc.(a)	23,601	526,302
Gardner Denver, Inc.(a)	26,991	744,142
IDEX Corp.	68,770	2,335,429
JLG Industries, Inc.	59,494	999,499
Lindsay Manufacturing Co.	15,991	429,039
Manitowoc Co., Inc.(a)	36,475	1,293,403
Milacron, Inc.	48,786	152,212
Paxar Corp.(a)(b)	54,026	1,225,310
Photon Dynamics, Inc.(a)	22,914	465,154
Regal-Beloit Corp.	33,387	807,631
Robbins & Myers, Inc.	19,749	434,478
Roper Industries, Inc.(b)	50,449	2,898,800
Stewart & Stevenson Services, Inc.	39,204	692,735
Timken Co.	122,834	3,024,173
Toro Co.	31,168	2,128,774

		22,618,715

Media — 0.1%
4Kids Entertainment, Inc.(a)	18,445	372,589

Metals - Ferrous — 2.2%
Carpenter Technology Corp.	32,501	1,551,598
Century Aluminum Co.(a)	43,161	1,196,855
Cleveland-Cliffs, Inc.(a)(b)	14,599	1,180,621
Commercial Metals Co.(a)(b)	39,845	1,582,643
Kaydon Corp.	38,520	1,108,220
Material Sciences Corp.(a)	19,494	262,974
Maverick Tube Corp.(a)	57,956	1,785,624
Quanex Corp.	22,463	1,151,903
Reliance Steel & Aluminum Co.	44,412	1,763,157
Steel Dynamics, Inc.(b)	67,707	2,614,844
Steel Technologies, Inc.	17,378	445,172

		14,643,611

Metals - Non Ferrous — 0.4%
Brush Engineered Materials, Inc.(a)	25,775	533,800
Commonwealth Industries, Inc.(a)	22,102	206,433
IMCO Recycling, Inc.(a)	21,151	241,121
RTI International Metals, Inc.(a)	28,936	560,490
Ryerson Tull, Inc.	33,944	582,819
Wolverine Tube, Inc.(a)	20,145	232,675

		2,357,338

Mineral Resources — 0.6%
AMCOL International Corp.	39,900	762,888
Massey Energy Co.(b)	103,484	2,993,792

		3,756,680

Miscellaneous Basic Industry — 1.6%
Apogee Enterprises, Inc.	37,334	482,729
Armor Holdings, Inc.(a)	44,674	1,858,885
Briggs & Stratton Corp.	34,959	2,838,671
Lawson Products, Inc.	12,847	526,342
Libbey, Inc.	18,696	349,615
Meade Instruments Corp.(a)	27,187	84,551
Texas Industries, Inc.(b)	29,150	1,499,476
Tredegar Industries, Inc.	52,388	953,462
Watsco, Inc.	36,379	1,092,461
Watts Water Technologies (Class “A” Stock)	44,055	1,182,877

		10,869,069

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Miscellaneous - Consumer Growth/Staple — 0.4%
DIMON, Inc.	61,535	362,441
Hughes Supply, Inc.	83,870	2,521,971

		2,884,412

Networking — 0.2%
Aeroflex, Inc.(a)(b)	101,206	1,069,747
C-COR.net Corp.(a)	58,610	495,255

		1,565,002

Office Equipment & Supplies — 0.3%
Global Imaging Systems, Inc.(a)(b)	31,474	978,212
Imagistics International, Inc.(a)	22,627	760,267
Standard Register Co.	38,876	408,198

		2,146,677

Oil & Gas — 3.5%
Cabot Oil & Gas Corp. (Class “A” Stock)	45,051	2,022,790
Cascade Natural Gas Corp.	15,279	324,373
Cimarex Energy Co.(a)	56,503	1,974,215
Frontier Oil Corp.	36,691	866,274
Laclede Group, Inc.	28,569	835,072
Lone Star Technologies, Inc.(a)	39,525	1,494,045
Northwest Natural Gas Co.	37,319	1,184,132
Petroleum Development Corp.(a)	22,200	972,804
Piedmont Natural Gas Co., Inc.(b)	52,321	2,298,985
Remington Oil and Gas Corp.(a)(b)	37,559	985,924
Southern Union Co.(a)(b)	111,672	2,289,280
Southwest Gas Corp.	48,143	1,153,025
Spinnaker Exploration Co.(a)	46,198	1,618,778
Swift Energy Co.(a)	38,096	912,780
Unit Corp.(a)(b)	62,370	2,187,940
Vintage Petroleum, Inc.	88,892	1,784,062

		22,904,479

Oil & Gas Services — 3.6%
Atwood Oceanics, Inc.(a)	18,894	898,221
Cal Dive International, Inc.(a)(b)	52,226	1,860,290
CARBO Ceramics, Inc.	21,767	1,570,271
Energen Corp.	49,629	2,558,375
Hydril Co.(a)	31,385	1,347,986
Input/Output, Inc.(a)(b)	103,758	1,069,745
New Jersey Resources Corp.	37,787	1,564,382
NUI Corp.	21,724	289,798
Oceaneering International, Inc.(a)	34,354	1,265,601
Offshore Logistics, Inc.(a)	31,178	1,073,147
Patina Oil & Gas Corp.	96,284	2,847,118
SEACOR SMIT, Inc.(a)	25,066	1,171,835
Southwestern Energy Co.(a)	49,323	2,071,073
St. Mary Land & Exploration Co.(b)	39,097	1,556,452
Stone Energy Corp.(a)(b)	36,352	1,590,764
W-H Energy Services, Inc.(a)	37,514	778,415

		23,513,473

Paper & Forest Products — 1.1%
Brady (W.H.) Co. (Class “A” Stock)	32,472	1,583,660
Buckeye Technologies, Inc.(a)	50,342	561,313
Caraustar Industries, Inc.(a)	38,778	650,307
Chesapeake Corp.	26,571	638,235
Pope & Talbot, Inc.	21,585	379,896
Rock-Tenn Co. (Class “A” Stock)	48,600	764,964
Schweitzer-Mauduit Int'l, Inc.	20,262	656,489
Universal Forest Products, Inc.	24,429	835,472
Wausau-Mosinee Paper Corp.(a)	70,439	1,172,809

		7,243,145

Pharmaceuticals — 0.7%
Alpharma, Inc. (Class “A” Stock)	71,523	1,308,156
Bradley Pharmaceuticals, Inc.(a)(b)	21,400	435,490
Gentiva Health Services, Inc.(a)	33,400	546,758
MGI Pharma, Inc.(a)(b)	96,358	2,571,795

		4,862,199

Real Estate Investment Trust — 2.3%
Capital Automotive REIT(b)	52,109	1,629,448
Colonial Properties Trust	37,117	1,492,846
Commercial Net Lease Realty	70,669	1,287,589
Entertainment Properties Trust	33,500	1,266,300
Essex Property Trust, Inc.(a)(b)	31,329	2,250,989
Gables Residential Trust(b)	39,947	1,364,190
Glenborough Realty Trust, Inc.	43,557	904,679
Kilroy Realty Corp.	38,788	1,475,108
Lexington Corporate Properties Trust	65,878	1,430,211
Shurgard Storage Centers, Inc. (Class “A” Stock)	62,727	2,433,808

		15,535,168

Restaurants — 2.3%
CEC Entertainment, Inc.(a)	49,972	1,836,471
IHOP Corp.(b)	27,573	1,053,564
Jack in the Box, Inc.(a)	50,240	1,594,115
Landry’s Restaurants, Inc.	37,675	1,028,151
Lone Star Steakhouse & Saloon, Inc.	29,919	772,808
O’Charley’s, Inc.(a)	29,078	473,971
P.F. Chang’s China Bistro, Inc.(a)(b)	34,908	1,692,689
Papa John’s International, Inc.(a)	22,923	703,278
RARE Hospitality International, Inc.(a)	46,188	1,230,910
Ryan’s Restaurant Group, Inc.(a)	56,770	842,467
Sonic Corp.(a)	81,302	2,083,770
The Steak’N Shake Co.(a)	37,274	636,640
Triarc Cos., Inc. (Class “A” Stock)(b)	87,501	1,003,637

		14,952,471

Retail — 5.9%
Arctic Cat, Inc.	28,236	732,724
Brown Shoe Co., Inc.	24,733	619,809
Building Materials Corp.	18,324	504,277
Burlington Coat Factory Warehouse Corp.	60,805	1,290,890
Caseys Gen. Stores, Inc.	68,179	1,267,448

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Cash America International, Inc.	38,583	943,740
Cato Corp. (Class “A” Stock)	28,126	625,804
Christopher & Banks Corp.	49,783	797,026
Cost Plus, Inc.(a)(b)	29,875	1,056,978
Dress Barn, Inc.(a)	40,380	704,631
Electronics Boutique Holdings Corp.(a)(b)	32,417	1,105,420
Fred’s, Inc.(b)	53,456	960,070
Goody’s Family Clothing, Inc.	44,884	377,923
Great Atlantic & Pacific Tea Co., Inc.(a)	52,595	320,830
Group 1 Automotive, Inc.(a)	31,206	851,300
Guitar Center, Inc.(a)(b)	34,304	1,485,363
Hancock Fabrics, Inc.	25,731	308,257
Haverty Furniture Cos., Inc.	30,817	540,530
Hibbett Sporting Goods, Inc.	31,900	653,631
Hot Topic, Inc.(a)	63,668	1,084,903
J. Jill Group, Inc.(a)	27,399	543,870
Jo-Ann Stores, Inc. (Class “A” Stock)(a)	30,675	860,127
K-Swiss, Inc. (Class “A” Stock)	47,540	915,145
Linens ’n Things, Inc.(a)(b)	61,602	1,427,318
Longs Drug Stores Corp.	50,900	1,231,780
Movie Gallery, Inc.	44,014	771,565
Panera Bread Co. (Class “A” Stock)(a)(b)	41,247	1,548,412
Pep Boys-Manny, Moe & Jack	82,059	1,148,826
Quiksilver, Inc.(a)(b)	77,360	1,966,491
Russ Berrie & Co., Inc.	28,402	572,300
School Specialty, Inc.(a)	30,897	1,217,651
Select Comfort Corp.(a)	49,965	909,363
Shopko Stores, Inc.(a)	40,034	696,992
Stein Mart, Inc.(a)	57,468	874,663
Stride Rite Corp.	51,409	526,942
The Childrens Place Retail Stores, Inc.(a)	36,689	877,234
The Gymboree Corp.(a)	41,636	599,558
The Men’s Wearhouse, Inc.(a)	49,281	1,431,613
Too, Inc.(a)	46,897	847,429
Tractor Supply Co.(a)	52,236	1,642,300
Zale Corp.(a)	70,834	1,990,435

		38,831,568

Semiconductors — 1.6%
ATMI, Inc.(a)	42,730	875,110
Axcelis Technologies, Inc.(a)	136,310	1,128,647
Brooks Automation, Inc.(a)	60,747	859,570
DuPont Photomasks, Inc.(a)	25,054	426,920
ESS Technology, Inc.(a)	53,871	369,016
Exar Corp.(a)(b)	55,961	792,408
Kopin Corp.(a)	95,619	389,169
Pericom Semiconductor Corp.(a)	35,995	347,712
Power Integrations, Inc.(a)(b)	42,131	860,736
Rudolph Technologies, Inc.(a)	22,766	381,103
Skyworks Solutions, Inc.(a)(b)	212,114	2,015,083
Varian Semiconductor Equipment Associates, Inc.(a)(b)	49,650	1,534,185
Veeco Instruments, Inc.(a)(b)	40,413	847,461

		10,827,120

Software — 2.2%
ANSYS, Inc.(a)	21,186	1,053,580
Captaris, Inc.(a)	43,010	183,223
Catapult Communications Corp.(a)	19,679	370,752
Concord Communications, Inc.(a)	24,946	222,643
EPIQ Systems, Inc.(a)(b)	24,309	378,734
Gerber Scientific, Inc.(a)	30,291	199,618
Hyperion Solutions Corp.(a)(b)	53,250	1,809,967
JDA Software Group, Inc.(a)	39,571	428,158
ManTech International Corp. (Class “A” Stock)(a)	44,126	826,039
Mapinfo Corp.(a)	27,537	297,400
MICROS Systems, Inc.(a)	25,310	1,267,272
MRO Software, Inc.(a)	34,055	340,550
Netegrity, Inc.(a)	52,154	391,676
PC-Tel, Inc.(a)	28,375	234,377
Roxio, Inc.(a)(b)	47,240	242,814
SCM Microsystems, Inc.(a)	21,006	57,556
SERENA Software, Inc.(a)(b)	60,531	1,012,684
SPSS, Inc.(a)	23,935	319,053
Take-Two Interactive Software, Inc.(a)(b)	61,268	2,012,654
THQ, Inc.(a)(b)	53,321	1,037,627
Verity, Inc.(a)	50,208	646,679
Webex Communications, Inc.(a)(b)	60,430	1,318,583
Zixit Corp.(a)(b)	43,534	199,386

		14,851,025

Supermarkets — 0.3%
Kronos, Inc.(a)	42,496	1,882,148

Telecommunications — 1.1%
Applied Signal Technology, Inc.	15,300	489,447
Boston Communications Group, Inc.(a)	23,843	209,103
Commonwealth Telephone Enterprises, Inc.(a)	28,787	1,253,674
Digi International, Inc.(a)	29,548	337,733
General Communication, Inc.(a)	78,161	707,357
Harmonic, Inc.(a)	98,518	655,145
Intermediate Telephone, Inc.(b)	35,106	758,992
Intrado, Inc.(a)	23,563	238,222
J2 Global Communications, Inc.(a)(b)	31,703	1,001,498
Network Equipment Technologies, Inc.(a)	33,051	218,467
Symmetricom, Inc.(a)	61,196	578,914
Tollgrade Communications, Inc.(a)	17,882	157,183
ViaSat, Inc.(a)	36,435	732,343

		7,338,078

Textiles — 0.6%
Angelica Corp.	12,177	302,964
Ashworth, Inc.(a)	18,341	150,396
G & K Services, Inc. (Class “A” Stock)	28,438	1,130,126
Haggar Corp.	9,812	168,178

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Kellwood Co.(b)	37,489	1,366,474
Oshkosh B'Gosh, Inc. (Class “A” Stock)	16,046	324,129
Oxford Industries, Inc.	22,099	823,188

		4,265,455

Timber — 0.1%
Deltic Timber Corp.	16,544	658,286

Transportation — 0.7%
EGL, Inc.(a)(b)	60,977	1,845,164
Kansas City Southern(a)	85,421	1,295,837
Pegasus Systems, Inc.(a)	30,237	360,425
USF Corp.	37,886	1,359,728

		4,861,154

Trucking/Shipping — 2.5%
Arkansas Best Corp.	34,013	1,245,556
Forward Air Corp.(a)	29,367	1,175,267
Heartland Express, Inc.	102,263	1,886,743
Kirby Corp.(a)	33,571	1,347,876
Knight Transportation, Inc.	76,879	1,646,748
Landstar Systems, Inc.(a)(b)	41,296	2,423,249
Monaco Coach Corp.	40,044	866,953
Oshkosh Truck Corp.(a)(b)	48,111	2,745,214
Yellow Roadway Corp.(a)(b)	65,652	3,078,422

		16,416,028

Utility - Electric — 1.2%
Atmos Energy Corp.(b)	85,420	2,151,730
Avista Corp.(b)	65,981	1,194,256
Central Vermont Public Service Corp.	16,557	332,961
CH Energy Group, Inc.	21,485	984,013
Cleco Corp.	64,251	1,107,687
El Paso Electric Co.(a)	64,850	1,042,140
Green Mountain Power Corp.	6,936	180,683
UIL Holdings Corp.	19,875	977,651

		7,971,121

Utility - Water — 0.1%
American States Water Co.	22,741	566,251

TOTAL LONG-TERM INVESTMENTS
(cost $538,662,481)		659,571,620

SHORT-TERM INVESTMENTS — 0.4%
	Principal Amount (000)
U.S. GOVERNMENT SECURITIES — 0.1%
United States Treasury Bills(d)(e)
1.59%, 12/16/04 (cost $498,285)	$500	498,289
Mutual Fund — 0.3%
Dryden Core Investment Fund - Taxable Money Market Series, (cost $2,370,826)(c)	2,370,826	2,370,826

TOTAL SHORT-TERM INVESTMENTS
(cost $2,869,111)		2,869,115

TOTAL INVESTMENTS — 100.1%
(cost $541,531,592)(g)		662,440,735
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET (f)		18,928
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(492,183)

NET ASSETS — 100.0%		$661,967,480

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $169,213,421; cash collateral $175,121,789 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at Sept 30, 2004	Unrealized Appreciation
Long Positions:
9	S&P MidCap 400 Index	Dec 04	$2,643,050	$2,673,450	$30,400

(g)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$542,162,743	$188,724,731	68,446,739	$120,277,992

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	1,548,315	$25,438,822
SP Deutsche International Equity Portfolio (Class I)	1,509,658	11,639,461
SP Goldman Sachs Small Cap Value Portfolio (Class I)	777,772	10,888,805
SP Large Cap Value Portfolio (Class I)	3,465,593	36,007,508
SP State Street Research Small Cap Growth Portfolio (Class I)	1,872,620	10,673,933
SP William Blair International Growth Portfolio (Class I)	1,953,760	11,761,632

TOTAL INVESTMENTS — 100.0%
(cost $104,259,794)(a)		106,410,161
LIABILITIES IN EXCESS OF OTHER ASSETS		(5,119)

NET ASSETS — 100.0%		$106,405,042

(a)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$104,299,696	$3,480,533	1,370,068	$2,110,465

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP AIM AGGRESSIVE GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.3%
COMMON STOCKS
Advertising — 1.8%
Lamar Advertising Co.(a)	4,800	$199,728
Omnicom Group, Inc.	4,200	306,852

		506,580

Airlines — 0.5%
Southwest Airlines Co.	10,500	143,010

Banks and Savings & Loans — 0.8%
New York Community Bancorp, Inc.	10,369	212,979

Chemicals — 1.1%
PerkinElmer, Inc.	10,400	179,088
Valspar Corp. (The)	2,700	126,036

		305,124

Commercial Services — 7.2%
Acxiom Corp.	8,300	197,042
Cintas Corp.	10,400	437,216
Corporate Executive Board Co. (The)	4,500	275,580
CoStar Group, Inc.(a)	5,500	270,545
Fiserv, Inc.(a)	13,900	484,554
Paychex, Inc.	10,360	312,354

		1,977,291

Computer Services — 3.3%
Anteon International Corp.(a)	3,400	124,610
CACI International, Inc. (Class “A” Stock)(a)	5,500	290,290
SunGuard Data Systems, Inc.(a)	20,840	495,367

		910,267

Distribution/Wholesale — 1.5%
CDW Corp.	6,950	403,309

Drugs & Medical Supplies — 9.9%
Amylin Pharmaceuticals, Inc.(a)	8,500	174,420
Barr Pharmaceuticals, Inc.(a)	6,900	285,867
Express Scripts, Inc.(a)	5,500	359,370
Fisher Scientific International, Inc.(a)	8,300	484,139
Henry Schein, Inc.(a)	2,100	130,851
Hospira, Inc.(a)	4,500	137,700
Impax Laboratories, Inc.(a)	13,900	213,504
Invitrogen Corp.(a)	4,100	225,459
IVAX Corp.(a)	13,050	249,908
Medco Health Solutions, Inc.(a)	5,100	157,590
NPS Pharmaceuticals, Inc.(a)	5,900	128,502
OSI Pharmaceuticals, Inc.(a)	2,800	172,088

		2,719,398

Electronics — 7.5%
Agilent Technologies, Inc.(a)	10,400	224,328
Alliance Data Systems Corp.(a)	20,800	843,648
Littelfuse, Inc.(a)	3,500	120,855
Microchip Technology, Inc.	13,855	371,868
Micron Technology, Inc.(a)	13,900	167,217
Polycom, Inc.(a)	6,900	136,758
Semtech Corp.(a)	10,300	197,451

		2,062,125

Financial Services — 7.4%
Affiliated Managers Group, Inc.(a)	4,150	222,191
Ameritrade Holding Corp.(a)	13,600	163,336
Edwards (A.G.), Inc.	3,400	117,708
Investors Financial Services Corp.	11,760	530,729
Legg Mason, Inc.	6,205	330,540
Lehman Brothers Holdings, Inc.	4,900	390,628
T. Rowe Price Group, Inc.	5,500	280,170

		2,035,302

Hospitals/Healthcare Management — 4.8%
Caremark Rx, Inc.(a)	17,300	554,811
DaVita, Inc.(a)	8,300	258,545
Health Management Associates, Inc.	6,760	138,107
LifePoint Hospitals, Inc.(a)	4,800	144,048
Triad Hospitals, Inc.(a)	6,900	237,636

		1,333,147

Human Resources — 2.1%
Robert Half International, Inc.	22,900	590,133

Internet Content — 1.0%
Avocent Corp.(a)	4,800	124,944
Symantec Corp.(a)	2,700	148,176

		273,120

Leisure — 2.4%
Brunswick Corp.	4,200	192,192
Regal Entertainment Group (Class “A” Stock)	12,600	240,660
Royal Caribbean Cruises Ltd.	4,900	213,640

		646,492

Machinery — 1.1%
Joy Global, Inc.	5,200	178,776
Rockwell Automation, Inc.	3,400	131,580

		310,356

SP AIM AGGRESSIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Manufacturing — 6.6%
American Standard Co., Inc.(a)	6,900	268,479
Cooper Industries, Ltd. (Class “A” Stock)	3,800	224,200
Danaher Corp.	2,800	143,584
Eaton Corp.	3,800	240,958
EnerSys(a)	15,300	196,605
Tektronix, Inc.	5,500	182,875
Textron, Inc.	8,700	559,149

		1,815,850

Media — 2.5%
Entercom Communications Corp.(a)	4,900	160,034
Radio One, Inc. (Class “D” Stock)(a)	10,300	146,569
Univision Communications, Inc. (Class “A” Stock)(a)	11,802	373,061

		679,664

Oil & Gas Services — 0.9%
Patterson-UTI Energy, Inc.	8,300	158,281
Pride International, Inc.(a)	4,200	83,118

		241,399

Real Estate — 0.9%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	10,400	240,240

Restaurants — 3.6%
Brinker International, Inc.(a)	10,300	320,845
CBRL Group, Inc.	6,900	248,952
Ruby Tuesday, Inc.	8,300	231,321
Wendy’s International, Inc.	5,500	184,800

		985,918

Retail — 12.2%
Aeropostale, Inc.(a)	4,750	124,450
AnnTaylor Stores Corp.(a)	6,900	161,460
Best Buy Co., Inc.	5,500	298,320
Family Dollar Stores, Inc.	8,700	235,770
Foot Locker, Inc.	6,800	161,160
Limited Brands, Inc.	12,800	285,312
Linens’n Things, Inc.(a)	6,900	159,873
Men’s Wearhouse, Inc. (The)(a)	6,900	200,445
MSC Industrial Direct Co., Inc. (Class “A” Stock)	8,700	296,496
Pacific Sunwear of California, Inc.(a)	13,850	291,542
Staples, Inc.	17,300	515,886
Tiffany & Co.	6,900	212,106
Tractor Supply Co.(a)	6,900	216,936
Williams-Sonoma, Inc.(a)	5,480	205,774

		3,365,530

Semiconductors & Semiconductor Equipment — 5.7%
AMIS Holdings, Inc.(a)	15,300	206,856
Broadcom Corp. (Class “A” Stock)(a)	8,700	237,423
Integrated Device Technology, Inc.(a)	20,500	195,365
KLA-Tencor Corp.(a)	6,900	286,212
Marvell Technology Group, Ltd.(a)	5,200	135,876
Novellus Systems, Inc.(a)	13,900	369,601
Varian Semiconductor Equipment, Inc.(a)	4,800	148,320

		1,579,653

Software — 2.6%
Citrix Systems, Inc.(a)	10,200	178,704
Cognos, Inc.(a)	7,600	269,952
Mercury Interactive Corp.(a)	7,600	265,088

		713,744

Telecommunication Equipment — 0.6%
Tekelec(a)	10,200	170,136

Telecommunications — 4.1%
Amdocs Ltd. (United Kingdom)(a)	8,500	185,555
Avaya, Inc.(a)	17,300	241,162
Comverse Technology, Inc.(a)	20,800	391,664
Plantronics, Inc.	7,300	315,652

		1,134,033

Trucking & Shipping — 2.2%
C.H. Robinson Worldwide, Inc.	2,800	129,892
Sirva, Inc.(a)	20,800	476,320

		606,212

TOTAL LONG-TERM INVESTMENTS
(cost $25,058,579)		25,961,012

SHORT-TERM INVESTMENTS — 5.9%

	Principal Amount (000)
REPURCHASE AGREEMENT
State Street Bank & Trust Co.,
1.75%, 10/1/04(b) (cost $1,615,922)	$1,616	$1,615,922

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—100.2%
(cost $26,674,501)		$27,576,934

OUTSTANDING OPTIONS WRITTEN(a) — (0.1%)

	Contracts
Call Options
Marvell Technology Group, Ltd., expiring 11/20/04 @ $30	5,000	$(3,000)
Patterson-UTI Energy, Inc., expiring 11/20/04 @ $20	8,100	(5,265)
Symantec Corp., expiring 10/16/04 @ $55	2,700	(3,510)

		(11,775)

SP AIM AGGRESSIVE GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
TOTAL OUTSTANDING OPTIONS WRITTEN(A)
(premiums received $(7,979))		(11,775)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—100.1%
(cost $26,666,522(c))		$27,565,159

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(37,677)

NET ASSETS — 100%		$27,527,482

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,615,922 due 10/1/04. The value of the collateral including accrued interest was $1,652,610 Collaterized by United States Treasury or federal agency obligations.

(c)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$26,715,255	$1,774,314	$920,614	$853,700

The difference between book basis and tax basis is primarily attributable to wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP AIM CORE EQUITY PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS
Aerospace — 1.3%
Northrop Grumman Corp.	6,700	$357,311

Banks and Savings & Loans — 4.2%
Bank of America Corp.	9,700	420,301
BB&T Corp.	6,550	259,969
SunTrust Banks, Inc.	3,450	242,915
Wachovia Corp.	5,350	251,182

		1,174,367

Building & Construction — 1.4%
Masco Corp.	11,500	397,095

Chemicals — 1.1%
Dow Chemical Co.	6,600	298,188

Commercial Services — 1.9%
Accenture Ltd.(a)	11,000	297,550
IAC/InterActiveCorp.(a)	10,400	229,008

		526,558

Communications Equipment — 1.1%
Nokia Oyj, ADR (Finland)	23,200	318,304

Computers — 1.5%
International Business Machines Corp.	4,800	411,552

Computer Services — 1.4%
First Data Corp.	8,700	378,450

Computer Software & Services — 4.9%
Computer Associates International, Inc.	20,000	526,000
Microsoft Corp.	30,400	840,560

		1,366,560

Cosmetics & Soaps — 1.1%
Kimberly-Clark Corp.	4,900	316,491

Diversified Manufacturing Operations — 5.1%
General Electric Co.	13,800	463,404
Illinois Tool Works, Inc.	2,900	270,193
Tyco International, Ltd. (Bermuda)	22,100	677,586

		1,411,183

Drugs & Medical Supplies — 13.6%
Abbott Laboratories	7,200	304,992
Bristol-Myers Squibb Co.	16,000	378,720
GlaxoSmithKline PLC, ADR (United Kingdom)	13,400	585,982
HCA, Inc.	9,700	370,055
Johnson & Johnson	6,300	354,879
Merck & Co., Inc.	11,600	382,800
Pfizer, Inc.	19,700	602,820
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	10,200	264,690
Wyeth	14,500	542,300

		3,787,238

Electronics — 3.5%
Analog Devices, Inc.	8,200	317,996
Emerson Electric Co.	5,000	309,450
Intel Corp.	17,900	359,074

		986,520

Financial Services — 4.0%
Citigroup, Inc.	6,400	282,368
Morgan Stanley	5,300	261,290
Washington Mutual, Inc.	14,740	576,039

		1,119,697

Food & Beverage — 10.7%
Campbell Soup Co.	19,800	520,542
Coca-Cola Co.	7,000	280,350
General Mills, Inc.	17,500	785,750
Kraft Foods, Inc. (Class “A” Stock)	15,300	485,316
Kroger Co. (The)(a)	32,900	510,608
Sara Lee Corp.	17,700	404,622

		2,987,188

Household Products — 1.2%
Newell Rubbermaid, Inc.	16,000	320,640

Insurance — 3.1%
ACE, Ltd. (Cayman Islands)	7,200	288,432
Principal Financial Group, Inc.	9,100	327,327
St. Paul Travelers Cos., Inc. (The)	7,929	262,133

		877,892

Machinery — 1.3%
Dover Corp.	9,600	373,152

Media — 3.2%
Gannett Co., Inc.	4,300	360,168
New York Times Co. (The) (Class “A” Stock)	9,000	351,900
Tribune Co.	4,600	189,290

SP AIM CORE EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
		901,358

Office Electronics — 1.5%
Xerox Corp.(a)	30,500	429,440

Oil & Gas Exploration & Production — 1.7%
Amerada Hess Corp.	2,645	235,405
Murphy Oil Corp.	2,825	245,125

		480,530

Oil & Gas Services — 5.9%
Baker Hughes, Inc.	6,900	301,668
BP PLC, ADR (United Kingdom)	9,125	524,961
ChevronTexaco Corp.	4,220	226,361
ConocoPhillips	2,725	225,766
Exxon Mobil Corp.	7,850	379,391

		1,658,147

Paper & Forest Products — 1.5%
Georgia-Pacific Corp.	11,400	409,830

Railroads — 2.5%
Norfolk Southern Corp.	13,100	389,594
Union Pacific Corp.	5,150	301,790

		691,384

Retail — 5.1%
Kohl’s Corp.(a)	10,200	491,538
Limited Brands	15,800	352,182
Safeway, Inc.(a)	16,400	316,684
Wal-Mart Stores, Inc.	5,100	271,320

		1,431,724

Semiconductors — 2.1%
National Semiconductor Corp.(a)	20,500	317,545
Xilinx, Inc.	10,000	270,000

		587,545

Telecommunications — 1.3%
ALLTEL Corp.	6,700	367,897

Utility—Electric — 1.2%
FPL Group, Inc.	5,000	341,600

Waste Management — 1.9%
Waste Management, Inc.	19,000	519,460

TOTAL LONG-TERM INVESTMENTS
(cost $24,354,023)		25,227,301

SHORT-TERM INVESTMENTS — 9.3%

	Principal Amount (000)	Value
Repurchase Agreement
State Street Bank & Trust Co., 1.75%, 10/1/04(b) (cost $2,594,909)	$2,595	$2,594,909
TOTAL INVESTMENTS — 99.6%
(cost $26,948,932(c))		27,822,210
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		117,118

NET ASSETS — 100%		$27,939,328

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,595,035 due 10/01/04. The value of the collateral including accrued interest was $2,654,466. Collaterized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$26,990,545	$1,850,987	$1,019,322	$831,665

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Computers — 4.2%
Dell, Inc.(a)	68,600	$2,442,160

Computer Software & Services — 10.3%
Cisco Systems, Inc.(a)	67,000	1,212,700
Electronic Arts, Inc.(a)	35,700	1,641,843
EMC Corp.(a)	39,200	452,368
Microsoft Corp.	63,900	1,766,835
SAP AG, ADR (Germany)	24,000	934,800

		6,008,546

Cosmetics & Soaps — 4.2%
Avon Products, Inc.	30,700	1,340,976
Procter & Gamble Co.	20,700	1,120,284

		2,461,260

Diversified Operations — 2.8%
General Electric Co.	47,800	1,605,124

Drugs & Medical Supplies — 16.0%
Alcon, Inc. (Switzerland)	10,900	874,180
Amgen, Inc.(a)	33,200	1,881,776
Boston Scientific Corp.(a)	39,200	1,557,416
Caremark Rx, Inc.(a)	11,200	359,184
Forest Laboratories, Inc.(a)	11,600	521,768
Pfizer, Inc.	51,500	1,575,900
St. Jude Medical, Inc.(a)	17,600	1,324,752
Teva Pharmaceutical Industries Ltd., ADR (Israel)	20,400	529,380
Zimmer Holdings, Inc.(a)	8,800	695,552

		9,319,908

Electronics — 9.1%
Applied Materials, Inc.(a)	53,100	875,619
Broadcom Corp. (Class “A” Stock)(a)	32,900	897,841
Intel Corp.	61,900	1,241,714
Marvell Technology Group Ltd. (Bermuda)(a)	46,800	1,222,884
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	150,700	1,075,998

		5,314,056

Energy Equipment & Services — 0.6%
Baker Hughes, Inc.	8,500	371,620

Financial Services — 9.5%
Charles Schwab Corp.	57,800	531,182
Citigroup, Inc.	38,200	1,685,384
Franklin Resources, Inc.	14,100	786,216
J. P. Morgan Chase & Co.	34,200	1,358,766
MBNA Corp.	47,600	1,199,520

		5,561,068

Food & Beverage — 0.2%
Whole Foods Market, Inc.	1,100	94,369

Health Care Services — 3.7%
Anthem, Inc.(a)	12,100	1,055,725
UnitedHealth Group, Inc.	14,900	1,098,726

		2,154,451

Insurance — 4.5%
American International Group, Inc.	27,000	1,835,730
Progressive Corp.	9,300	788,175

		2,623,905

Internet — 12.2%
Amazon.com, Inc.(a)	19,000	776,340
eBay, Inc.(a)	24,350	2,238,739
Symantec Corp.(a)	24,900	1,366,512
Yahoo!, Inc.(a)	80,700	2,736,537

		7,118,128

Leisure — 2.3%
Carnival Corp.	15,700	742,453
International Game Technology	16,700	600,365

		1,342,818

Media — 3.2%
E.W. Scripps Co. (Class “A” Stock)	16,000	764,480
Time Warner, Inc.(a)	46,500	750,510
Viacom, Inc. (Class “B” Stock)	10,200	342,312

		1,857,302

Oil & Gas Services — 2.1%
Nabors Industries Ltd.(a)	18,000	852,300
Schlumberger, Ltd.	5,600	376,936

		1,229,236

Retail — 6.8%
Bed Bath & Beyond, Inc.(a)	4,900	181,839
Lowe’s Cos., Inc.	33,700	1,831,595
Starbucks Corp.(a)	5,100	231,846
Target Corp.	15,400	696,850
Wal-Mart Stores, Inc.	19,700	1,048,040

		3,990,170

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Telecommunications — 7.7%
Corning, Inc.(a)	127,100	1,408,268
Juniper Networks, Inc.(a)	70,100	1,654,360
QUALCOMM, Inc.	37,200	1,452,288

		4,514,916

Transportation/Shipping — 0.4%
United Parcel Service, Inc. (Class “B” Stock)	3,200	242,944

TOTAL LONG-TERM INVESTMENTS (cost $58,623,960)		58,251,981

SHORT-TERM INVESTMENTS — 0.5%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 1.25%, 10/1/04(b) Cost $303,350	$303	$303,350
TOTAL INVESTMENTS — 100.3%
(cost $58,927,310(c))		58,555,331
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(192,322)

NET ASSETS — 100%		$58,363,009

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $303,361 due 10/01/04. The value of the collateral including accrued interest was $310,660. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Portfolio’s investments and the unrealized depreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$60,573,126	$3,220,982	$5,238,777	$2,017,795

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP BALANCED ASSET ALLOCATION PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	6,590,811	$108,287,028
Money Market Portfolio	2,877,926	28,779,262
SP Deutsche International Equity Portfolio	6,590,444	50,812,324
SP Goldman Sachs Small Cap Value Portfolio	3,131,313	43,838,377
SP Large Cap Value Portfolio	15,348,719	159,473,194
SP PIMCO High Yield Portfolio	3,434,787	35,996,567
SP PIMCO Total Return Portfolio	17,389,268	201,193,831
SP State Street Research Small Cap Growth Portfolio	7,583,650	43,226,804
SP William Blair International Growth Portfolio (Class I)	8,462,089	50,941,777

TOTAL INVESTMENTS — 100.0% (cost $703,557,855(a))		722,549,164
LIABILITIES IN EXCESS OF OTHER ASSETS		(29,952)

NET ASSETS — 100.0%		$722,519,212

(a)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
708,799,985	$19,293,259	($5,544,080)	$13,749,179

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	2,474,231	$40,651,618
Money Market Portfolio	2,836,183	28,361,833
SP Deutsche International Equity Portfolio	2,650,945	20,438,782
SP Goldman Sachs Small Cap Value Portfolio	1,175,554	16,457,760
SP Large Cap Value Portfolio	5,893,204	61,230,393
SP PIMCO High Yield Portfolio	1,934,278	20,271,234
SP PIMCO Total Return Portfolio	15,738,195	182,090,919
SP State Street Research Small Cap Growth Portfolio	2,846,854	16,227,069
SP William Blair International Growth Portfolio (Class I)	3,403,812	20,490,947

TOTAL INVESTMENTS — 100.0% (cost $399,762,556(a))		406,220,555
LIABILITIES IN EXCESS OF OTHER ASSETS		(17,411)

NET ASSETS — 100.0%		$406,203,144

(a)	The United States Federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
399,945,233	$8,534,030	$2,258,708	$6,275,322

The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP DAVIS VALUE PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.4%
COMMON STOCKS
Banks — 9.1%
Fifth Third Bancorp	70,300	$3,460,166
Golden West Financial Corp.	61,900	6,867,805
HSBC Holdings PLC (United Kingdom)	676,748	10,739,816
Lloyds TSB Group PLC, ADR (United Kingdom)	58,500	1,841,580

		22,909,367

Beverages — 1.4%
Heineken Holding NV (Class “A” Stock) (Netherlands)	127,250	3,420,083

Business Services — 1.5%
D&B Corp.(a)	42,600	2,500,620
Iron Mountain, Inc.(a)	9,700	328,345
Rentokil Initial PLC (United Kingdom)	382,100	1,040,600

		3,869,565

Construction & Housing — 1.3%
Martin Marietta Materials, Inc.	34,400	1,557,288
Vulcan Materials Co.	33,700	1,717,015

		3,274,303

Containers & Packaging — 2.6%
Sealed Air Corp.(a)	139,100	6,447,285

Diversified Consumer Products — 1.6%
Lexmark International, Inc. (Class “A” Stock)(a)	49,000	4,116,490

Diversified Manufacturing — 3.8%
Tyco International Ltd.	315,852	9,684,022

Drugs & Medical Supplies — 2.3%
Eli Lilly & Co.	40,100	2,408,005
Novartis AG Registered (Switzerland)	29,000	1,351,646
Pfizer, Inc.	62,720	1,919,232

		5,678,883

Electronics — 0.1%
Agere Systems, Inc. (Class “A” Stock)(a)	108,700	114,135

Financial Services — 17.2%
American Express Co.	302,700	15,576,942
H&R Block, Inc.	85,600	4,230,352
J.P. Morgan Chase & Co.	213,916	8,498,883
Moody’s Corp.	39,600	2,900,700
Providian Financial Corp.(a)	71,800	1,115,772
State Street Corp.	13,000	555,230
Takefuji Corp. (Japan)	35,620	2,278,465
Wells Fargo & Co.	135,700	8,091,791

		43,248,135

Foods — 2.1%
Diageo PLC, ADR (United Kingdom)	65,500	3,303,165
Hershey Foods Corp.	44,200	2,064,582

		5,367,747

Healthcare Providers & Services — 1.7%
Cardinal Health, Inc.	53,400	2,337,318
HCA, Inc.	50,600	1,930,390

		4,267,708

Insurance — 18.6%
American International Group, Inc.	190,500	12,952,095
Aon Corp.	72,000	2,069,280
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	125	10,831,250
Chubb Corp.	9,900	695,772
Loews Corp.	66,600	3,896,100
Markel Corp.(a)	700	215,880
Marsh & McLennan Companies, Inc.	52,400	2,397,824
Principal Financial Group, Inc.	22,500	809,325
Progressive Corp.	99,400	8,424,150
Sun Life Financial, Inc. (Canada)	14,800	444,592
Transatlantic Holdings, Inc.	77,475	4,210,766

		46,947,034

Investment Firms — 4.2%
Citigroup, Inc.	192,100	8,475,452
Morgan Stanley	41,400	2,041,020

		10,516,472

Internet — 0.5%
IAC/InterActiveCorp(a)	52,600	1,158,252

Media — 5.4%
ComCast Corp. (Class “A” Stock)(a)	287,900	8,038,168
Gannett Co., Inc.	16,300	1,365,288
Lagardere SCA (France)(a)	55,600	3,448,616
WPP Group, ADR (United Kingdom)	17,200	803,223

		13,655,295

Oil & Gas — 8.0%
ConocoPhillips	71,020	5,884,007
Devon Energy Corp.	63,800	4,530,438

SP DAVIS VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
EOG Resources, Inc.	45,000	$2,963,250
Occidental Petroleum Corp.	94,100	5,263,013
Transocean, Inc.(a)	45,200	1,617,256

		20,257,964

Real Estate Investment Trust — 2.4%
CenterPoint Properties Trust	138,400	6,031,472

Retail — 3.5%
AutoZone, Inc.(a)	23,700	1,830,825
Costco Wholesale Corp.	165,900	6,894,804

		8,725,629

Software — 1.0%
Microsoft Corp.	91,900	2,541,035

Telecommunications - Wirelines — 1.0%
Nokia Oyj, ADR (Finland)	99,500	1,365,140
SK Telecom Co., Ltd. ADR (South Korea)	57,600	1,120,320

		2,485,460

Tobacco — 4.3%
Altria Group, Inc.	231,100	10,870,944

Transportation/Shipping — 0.8%
United Parcel Service, Inc. (Class “B” Stock)	25,200	1,913,184

TOTAL LONG-TERM INVESTMENTS
(cost $209,436,313)		237,500,464

SHORT-TERM INVESTMENT — 5.6%

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co.
Repurchase Agreement, 1.80%, 10/1/04
(cost $14,168,000)(b)	$14,168	14,168,000

TOTAL INVESTMENTS — 100.0%
(cost $223,604,313)(c)		251,668,464
OTHER ASSETS IN EXCESS OF LIABILITIES		76,462

NET ASSETS — 100%		$251,744,926

The following abbreviation is used in portfolio descriptions:

ADR        American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $14,168,708 due 10/1/04. The value of the collateral including accrued interest was $14,627,386, collaterized by United States Treasury or Federal Agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$223,767,539	$32,130,524	$4,229,599	$27,900,925

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS — 92.1%
Australia — 1.4%
Australia & New Zealand Banking Group, Ltd.	200,440	$2,761,489

Austria — 1.0%
Wienerberger AG	55,075	2,065,775

Brazil — 1.0%
Companhia Vale do Rio Doce, ADR(a)	91,540	2,056,904

Finland — 0.9%
Nokia Oyj, ADR	125,788	1,731,014

France — 10.3%
BNP Paribas SA	48,400	3,125,866
European Aeronautic Defence & Space Co.	76,740	2,032,985
France Telecom SA	88,300	2,199,952
PSA Peugeot(a)	14,671	903,781
Sanofi-Aventis	40,370	2,928,149
Schneider Electric SA	28,963	1,872,345
Total SA	34,922	7,113,192
Vivendi Universal SA(a)	23,690	606,996

		20,783,266

Republic of Germany — 5.0%
Bayerische Motoren Werke (BMW) AG(a)	26,046	1,070,756
E.On AG	55,647	4,105,346
Hypo Real Estate Holding AG(a)	54,740	1,876,443
Metro AG(a)	35,700	1,593,115
Siemens AG	19,850	1,459,746

		10,105,406

Greece — 1.3%
Alpha Bank AE	82,585	2,102,697
Hellenic Telecom, Inc.(OTE)	33,878	456,109

		2,558,806

Hong Kong — 1.9%
Esprit Holdings, Ltd.	416,702	2,132,124
Sun Hung Kai Properties, Ltd.	183,000	1,724,854
		3,856,978

Hungary — 0.7%
OTP Bank Rt.	66,286	1,483,133

Italy — 4.2%
Banca Intesa SpA	600,570	2,282,478
ENI SpA(a)	182,974	4,099,657
Terna SpA	869,310	2,067,593

		8,449,728

Japan — 21.6%
AIFUL Corp.	10,114	991,992
Canon, Inc.	80,600	3,788,123
Dai Nippon Printing Co., Ltd.	71,000	949,544
Daito Trust Construction Co., Ltd.	9,800	396,570
Daiwa House Industry Co., Ltd.	66,935	654,076
Electric Power Devevlopment Co., Ltd.	12,600	308,669
Fanuc, Ltd.	27,200	1,431,384
Hoya Corp.	22,500	2,357,891
KDDI Corp.	391	1,897,972
Kirin Brewery Co., Ltd.	272,588	2,354,523
Matsushita Electric Industrial Co., Ltd.	114,000	1,521,517
Mitsubishi Corp.	283,000	3,058,141
Mitsubishi Tokyo Financial Group, Inc.	239	1,992,841
Mitsui Fudosan Co., Ltd.	186,000	1,934,002
Mizuho Financial Group, Inc.	806	3,027,573
Nippon Mining Holdings, Inc.	140,000	708,797
Nippon Steel Corp.	1,211,000	2,878,755
Nissan Motor Co., Ltd.	261,000	2,841,719
Sekisui Chemical Corp., Ltd.	151,000	1,041,238
Sharp Corp.	80,000	1,100,395
Sony Corp.	44,000	1,501,066
Toyota Motor Corp.	137,483	5,264,059
Yamanouchi Pharmaceutical Co., Ltd.	50,000	1,615,025

		43,615,872

Korea — 1.7%
POSCO	12,720	1,894,468
Samsung Electronics Co., Ltd.	4,007	1,593,753

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
		3,488,221

Netherlands — 2.9%
ING Groep NV	166,866	4,211,271
Koninklijke (Royal) Philips Electronics NV	72,640	1,663,636

		5,874,907

Norway — 1.4%
DnB Nor ASA	137,600	1,088,494
Statoil ASA	114,525	1,641,783

		2,730,277

Russia — 0.7%
Lukoil, ADR	10,990	1,371,002

Singapore — 0.8%
DBS Group Holdings, Ltd.	180,000	1,710,620

Spain — 0.2%
Gestevision Telecinco SA(a)	17,671	319,554

Sweden — 1.4%
Telfonaktiebolaget LM Ericsson
(Class “B” Shares)(a)	895,172	2,778,892

Switzerland — 11.2%
ABB Ltd.(a)	393,372	2,400,492
Credit Suisse Group(a)	62,043	1,979,990
Nestle SA	21,595	4,946,080
Novartis AG	58,802	2,740,671
Roche Holding AG(a)	37,704	3,895,104
UBS AG	66,637	4,690,792
Zurich Financial Services AG	13,690	1,951,486

		22,604,615

Thailand — 0.5%
Bangkok Bank Public Co., Ltd.(a)	426,268	1,013,576

United Kingdom — 22.0%
AstraZeneca PLC	73,841	3,026,468
BAA PLC	167,493	1,677,585
BHP Billiton PLC	420,115	4,420,671
GlaxoSmithKline PLC	101,758	2,193,060
HSBC Holdings PLC	311,431	4,942,329
Imperial Tobacco Group PLC	113,950	2,482,625
Morrison (WM.) Supermarkets PLC	5,580	19,437
National Grid Group PLC	238,902	2,015,621
Prudential PLC	317,886	2,591,412
Reuters Group PLC	193,250	1,089,301
Royal Bank of Scotland Group PLC	173,414	5,008,265
Shell Transport & Trading Co.	781,051	5,731,133
Smith & Nephew PLC	234,438	2,155,073
Vodafone Group PLC	2,268,546	5,428,921
WPP Group PLC	166,990	1,554,698

		44,336,599

TOTAL COMMON STOCKS
(cost $172,703,327)		185,696,634

PREFERRED STOCK — 0.7%
Republic of Germany
Henkel KGaA (cost $1,576,912)(a)	20,090	1,476,397

	Units
RIGHT — 1.8%
Spain
Telefonica SA (cost $2,981,639)(a)	240,101	3,593,376

TOTAL LONG-TERM INVESTMENTS
(cost $177,261,878)		190,766,407

SHORT-TERM INVESTMENT — 4.1%
	Principal Amount (000)
REPURCHASE AGREEMENT
State Street Bank & Trust Co.,
1.25%, 10/1/04(b)
(cost $8,299,069)	$8,299	8,299,069

TOTAL INVESTMENTS — 98.7%
(cost $185,560,947(c))		199,065,476
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		2,657,678

NET ASSETS — 100.0%		$201,723,154

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $8,299,357 due 10/01/04. The value of the collateral including accrued interest was $8,500,840. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States Federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$185,700,609	$17,211,282	$3,846,415	$13,364,867

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2004 was as follows:

Banks	18.5%
Oil & Gas Services	10.3%
Pharmaceuticals	9.2%
Telecommunications	9.0%
Electrical	7.8%
Automobiles & Manufacturing	6.5%
Metals & Mining	5.6%
Household Durables	4.6%
Repurchase Agreement	4.1%
Food & Beverage	3.6%
Financial Services	3.5%
Electronics	3.0%
Insurance	2.3%
Retail	1.8%
Real Estate	1.8%
Media	1.8%
Tobacco	1.2%
Construction	1.0%
Aerospace & Defense	1.0%
Transportation	0.8%
Semiconductor Equipment	0.8%
Commercial Services	0.5%

98.7%
Other assets in excess of liabilities	1.3%

100.0%

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace/Defense — 1.0%
Ducommun, Inc.(a)	58,020	$1,296,747
EDO Corp.	38,557	1,069,957
Rockwell Collins, Inc.	20,890	775,854

		3,142,558

Airlines — 0.4%
AirTran Holdings, Inc.(a)	119,132	1,186,555

Biotechnology — 0.9%
Cell Therapeutics, Inc.(a)	66,181	454,002
MedImmune, Inc.(a)	30,250	716,925
Nabi Biopharmaceuticals(a)	21,664	289,864
Neose Technologies, Inc.(a)	22,287	167,152
Renovis, Inc.(a)	30,200	241,902
United Therapeutics Corp.(a)	33,544	1,171,692

		3,041,537

Brokers — 0.6%
Knight Trading Group, Inc. (Class “A” Stock)(a)	153,834	1,419,888
The Bear Stearns Cos., Inc.	7,320	703,964

		2,123,852

Chemicals — 3.6%
Agrium, Inc. (Canada)	267,959	4,758,952
Albemarle Corp.	53,393	1,873,560
H.B. Fuller Co.	20,619	564,961
Minerals Technologies, Inc.	31,151	1,833,548
Monsanto Co.	33,130	1,206,595
NuCo2, Inc.(a)	20,016	389,711
Penford Corp.	21,812	379,747
Rohm and Haas Co.	17,000	730,490

		11,737,564

Computer Hardware — 1.4%
CDW Corp.	14,120	819,384
Hutchinson Technology, Inc.(a)	99,408	2,657,176
Storage Technology Corp.(a)	27,950	706,017
TiVo, Inc.(a)	77,765	514,804

		4,697,381

Computer Software — 1.6%
Activision, Inc.(a)	47,470	658,409
Citadel Security Software, Inc.(a)	85,000	211,650
NetIQ Corp.(a)	28,159	301,301
OPNET Technologies, Inc.(a)	125,143	1,283,967
Take-Two Interactive Software, Inc.(a)	48,763	1,601,865
Tumbleweed Communications Corp.(a)	104,426	264,198
Viisage Technology, Inc.(a)	162,610	935,008
WebSideStory, Inc.(a)	20,057	185,527

		5,441,925

Construction — 2.0%
Beazer Homes USA, Inc.	11,715	1,252,216
ElkCorp.	30,937	858,811
Lennar Corp. (Class “A” Stock)	27,400	1,304,240
Lennox International, Inc.	47,071	703,241
Standard Pacific Corp.	24,922	1,404,853
Texas Industries, Inc.	13,254	681,786
WCI Communities, Inc.(a)	18,491	430,840

		6,635,987

Consumer Durables — 0.6%
Mohawk Industries, Inc.(a)	6,600	523,974
Select Comfort Corp.(a)	53,678	976,939
The Stanley Works	11,490	488,670

		1,989,583

Diversified — 2.0%
GrafTech International Ltd.(a)	223,518	3,118,076
Lydall, Inc.(a)	141,367	1,314,713
Mueller Industries, Inc.	51,089	2,194,273

		6,627,062

Diversified Energy — 0.6%
The Williams Companies, Inc.	105,690	1,278,849
Western Gas Resources, Inc.	28,820	823,964

		2,102,813

Drugs — 0.8%
Charles River Laboratories International, Inc.(a)	14,340	656,772
Kos Pharmaceuticals, Inc.(a)	24,316	865,893
PAREXEL International Corp.(a)	32,568	638,333
Watson Pharmaceuticals, Inc.(a)	17,300	509,658

		2,670,656

Electrical Equipment — 1.0%
Amphenol Corp. (Class “A” Stock)(a)	11,800	404,268
Baldor Electric Co.	19,898	470,787
Cummins, Inc.	17,400	1,285,686
Franklin Electric Co., Inc.	28,832	1,141,747

		3,302,488

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
Electrical Utilities — 3.8%
Avista Corp.	27,332	494,709
Central Vermont Public Service Corp.	10,596	213,085
Edison International	11,600	307,516
El Paso Electric Co.(a)	149,598	2,404,040
Energy East Corp.	12,310	309,966
Entergy Corp.	12,320	746,715
FirstEnergy Corp.	24,570	1,009,336
MGE Energy, Inc.	2,228	70,895
PG&E Corp.(a)	14,860	451,744
Pinnacle West Capital Corp.	8,790	364,785
PNM Resources, Inc.	73,274	1,649,398
PPL Corp.	40,650	1,917,867
Puget Energy, Inc.	11,350	257,645
Southern Union Co.(a)	58,856	1,206,548
Westar Energy, Inc.	42,952	867,630
Wisconsin Energy Corp.	13,840	441,496

		12,713,375

Energy Resources — 3.5%
EOG Resources, Inc.	21,500	1,415,775
Parallel Petroleum Corp.(a)	51,285	244,117
Patina Oil & Gas Corp.	99,236	2,934,408
Range Resources Corp.	305,094	5,336,094
Whiting Petroleum Corp.(a)	53,993	1,641,387

		11,571,781

Environmental & Other Services — 0.7%
Republic Services, Inc.	16,580	493,421
TRC Cos., Inc.(a)	28,768	539,975
Waste Connections, Inc.(a)	38,645	1,224,274

		2,257,670

Food & Beverage — 1.6%
American Italian Pasta Co. (Class “A” Stock)	24,436	639,001
Archer-Daniels-Midland Co.	29,060	493,439
Hain Celestial Group, Inc.(a)	44,417	785,293
Sensient Technologies Corp.	142,643	3,086,795
The Pepsi Bottling Group, Inc.	11,270	305,980

		5,310,508

Forest — 2.2%
Caraustar Industries, Inc.(a)	288,390	4,836,300
Packaging Corp. of America	28,150	688,831
Universal Forest Products, Inc.	41,492	1,419,026
Wausau-Mosinee Paper Corp.	16,092	267,932

		7,212,089

Gas Utilities — 2.0%
AGL Resources, Inc.	33,140	1,019,718
Atmos Energy Corp.	22,919	577,330
Energen Corp.	17,490	901,609
Northwest Natural Gas Co.	67,226	2,133,081
Piedmont Natural Gas, Inc.	10,699	470,114
South Jersey Industries, Inc.	13,879	662,722
WGL Holdings, Inc.	30,265	855,289

		6,619,863

Health Insurance — 0.4%
Aetna, Inc.	4,810	480,663
Health Net, Inc.(a)	32,400	800,928

		1,281,591

Home Products — 1.8%
Elizabeth Arden, Inc.(a)	97,635	2,056,193
Helen of Troy Ltd. (Bermuda)(a)	35,254	959,614
Jarden Corp.(a)	36,778	1,342,029
Oneida Ltd.(a)	92,309	144,002
The Clorox Co.	20,190	1,076,127
The Estee Lauder Cos., Inc. (Class “A” Stock)	11,340	474,012

		6,051,977

Hotel & Leisure — 2.4%
Argosy Gaming Co.(a)	44,853	1,758,238
Fossil, Inc.(a)	80,290	2,484,172
Harrah’s Entertainment, Inc.	11,650	617,217
Hilton Hotels Corp.	26,810	505,100
JAKKS Pacific, Inc.(a)	36,764	845,572
K2, Inc.(a)	79,637	1,139,605
MarineMax, Inc.(a)	13,830	311,452
RC2 Corp.(a)	9,904	325,842

		7,987,198

Industrial Components — 3.6%
Actuant Corp. (Class “A” Stock)(a)	49,390	2,035,362
American Standard Cos., Inc.(a)	24,420	950,182
Applied Industrial Technologies, Inc.	11,193	400,038
Eaton Corp.	19,860	1,259,323
Hughes Supply, Inc.	77,672	2,335,597
Lindsay Manufacturing Co.	9,701	260,278
Wabash National Corp.(a)	165,196	4,537,934

		11,778,714

Industrial Services — 1.9%
Harsco Corp.	32,403	1,454,895
Infrasource Services, Inc.(a)	51,885	544,792
ITT Educational Services, Inc.(a)	31,293	1,128,113
Medical Staffing Network Holdings, Inc.(a)	131,967	810,277
PRG-Shultz International, Inc.(a)	200,603	1,151,461
School Specialty, Inc.(a)	31,129	1,226,794

		6,316,332

Information Services — 2.0%
Anteon International Corp.(a)	8,950	328,017
BearingPoint, Inc.(a)	44,100	394,254
Lionbridge Technologies, Inc.(a)	390,730	3,356,371

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
MTC Technologies, Inc.(a)	88,687	2,450,422

		6,529,064

Internet — 0.4%
Autobytel, Inc.(a)	130,822	1,173,473

Life Insurance — 0.7%
StanCorp Financial Group, Inc.	25,334	1,803,781
Torchmark Corp.	12,180	647,732

		2,451,513

Machinery — 0.6%
Terex Corp.(a)	41,993	1,822,496

Media — 1.3%
ADVO, Inc.	39,758	1,230,113
Emmis Communications Corp. (Class “A” Stock)(a)	37,736	681,512
Lamar Advertising Co. (Class “A” Stock)(a)	24,500	1,019,445
Regent Communications, Inc.(a)	173,417	981,540
Saga Communications, Inc. (Class “A” Stock)(a)	23,522	398,698

		4,311,308

Medical Products — 1.1%
Abaxis, Inc.(a)	18,143	236,040
Candela Corp.(a)	29,038	335,099
Conceptus, Inc.(a)	49,052	454,712
NDCHealth Corp.	76,206	1,223,106
PSS World Medical, Inc.(a)	61,072	613,163
ThermoGenesis Corp.(a)	151,537	727,378
Varian, Inc.(a)	4,550	172,308

		3,761,806

Medical Providers — 0.9%
Lifeline Systems, Inc.(a)	10,780	263,248
Psychiatric Solutions, Inc.(a)	13,569	343,974
Radiologix, Inc.(a)	242,360	860,378
Symbion, Inc.(a)	23,566	379,530
United Surgical Partners International, Inc.(a)	30,030	1,031,531

		2,878,661

Mining — 2.4%
Commercial Metals Co.	84,944	3,373,976
Maverick Tube Corp.(a)	90,467	2,787,288
Nucor Corp.	6,850	625,885
Oregon Steel Mills, Inc.(a)	40,583	674,895
Schnitzer Steel Industries, Inc. (Class “A” Stock)	11,481	371,410

		7,833,454

Mortgage — 0.4%
MFA Mortgage Investments, Inc.	156,077	1,437,469

Motor Vehicle — 1.8%
American Axle & Manufacturing Holdings, Inc.	70,637	2,066,839
ArvinMeritor, Inc.	49,844	934,575
Lear Corp.	10,980	597,861
LoJack Corp.(a)	11,065	123,928
Methode Eletronics, Inc.	40,775	521,512
Monaco Coach Corp.	27,184	588,533
Tenneco Automotive, Inc.(a)	78,017	1,022,023

		5,855,271

Oil Refining — 0.6%
Frontier Oil Corp.	78,457	1,852,370

Oil Services — 0.9%
Hydril(a)	13,887	596,447
Patterson-UTI Energy, Inc.	65,400	1,247,178
Petroleum Development Corp.(a)	11,318	495,955
W-H Energy Services, Inc.(a)	12,544	260,288
Willbros Group, Inc. (Panama)(a)	32,332	482,070

		3,081,938

Other — 3.8%
iShares Russell 2000 Value Index Fund, Inc.	73,000	12,533,370

Property Insurance — 3.6%
Ambac Financial Group, Inc.	11,550	923,423
Donegal Group, Inc. (Class “A” Stock)	20,110	386,112
Hub International Ltd. (Canada)	45,910	830,053
NYMAGIC, Inc.	21,507	470,788
PartnerRe Ltd. (Bermuda)	23,030	1,259,511
ProAssurance Corp.(a)	42,659	1,493,918
ProCentury Corp.	90,133	896,823
PXRE Group Ltd. (Bermuda)	37,881	886,794
RenaissanceRe Holdings Ltd. (Bermuda)	25,330	1,306,521
RLI Corp.	47,035	1,766,164
The Navigators Group, Inc.(a)	23,786	695,503
Willis Group Holdings Ltd. (Bermuda)	30,270	1,132,098

		12,047,708

Publishing — 0.4%
Belo Corp. (Class “A” Stock)	22,190	500,163
Journal Register Co.(a)	51,507	973,482

		1,473,645

Real Estate Investment Trust — 8.7%
Acadia Realty Trust	51,485	759,404
Affordable Residential Communities	26,728	390,229
Agree Realty Corp.	27,619	784,380
AmeriVest Properties, Inc.	25,939	173,791
Apartment Investment & Management Co (Class “A” Stock)	24,200	841,676
BioMed Reality Trust, Inc.(a)	44,990	791,374

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
Brandywine Realty Trust	30,516	869,096
Capital Automotive REIT	63,678	1,991,211
Commercial Net Lease Realty	81,390	1,482,926
Correctional Properties Trust	63,391	1,730,574
Developers Diversified Reality Corp.	22,600	884,790
Entertainment Properties Trust	29,814	1,126,969
Gables Residential Trust	20,070	685,390
iStar Financial, Inc.	46,895	1,933,481
LaSalle Hotel Properties	48,373	1,335,095
Lexington Corporate Properties Trust	70,591	1,532,531
Mission West Properties, Inc.	16,496	170,734
Parkway Properties, Inc.	49,152	2,283,110
Plum Creek Timber Co., Inc.	19,310	676,429
Post Properties, Inc.	22,010	658,099
Prentiss Properties Trust	70,395	2,534,220
RAIT Investment Trust	86,040	2,353,194
Summit Properties, Inc.	107,885	2,918,289

		28,906,992

Regional Banks — 9.7%
Alabama National BanCorp.	32,650	1,954,755
Alliance Bankshares Corp.(a)	22,361	339,887
Berkshire Hills Bancorp, Inc.	24,543	906,864
Brookline Bancorp, Inc.	93,470	1,464,675
Capital Corp. of the West	5,069	217,967
Cardinal Financial Corp.(a)	58,434	549,864
Citizens Banking Corp.	87,676	2,855,607
Commerce Bancshares, Inc.	6,700	322,203
First Community Bancorp	37,590	1,541,190
First Niagara Financial Group, Inc.	174,181	2,330,542
First Oak Brook Bancshares, Inc.	16,462	507,688
FirstMerit Corp.	36,800	968,024
IBERIABANK Corp.	27,050	1,561,326
Interchange Financial Services Corp.	8,347	200,078
KeyCorp	20,400	644,640
M&T Bank Corp.	13,220	1,265,154
Main Street Banks, Inc.	41,125	1,258,425
Millennium Bankshares Corp.(a)	57,319	475,748
North Fork Bancorporation, Inc.	17,620	783,209
Northern Trust Corp.	11,400	465,120
Pacific Continental Corp.	610	11,395
PFF Bancorp, Inc.	77,566	2,968,451
Placer Sierra Bancshares(a)	36,243	761,103
Prosperity Bancshares, Inc.	18,855	503,806
Regions Financial Corp.	45,400	1,500,924
Republic Bancorp, Inc.	102,178	1,573,541
Southcoast Financial Corp.(a)	23,295	584,704
Sterling Bancorp	18,721	506,403
Sun Bancorp, Inc.(a)	10,008	219,475
Texas United Bancshares, Inc.	24,822	436,867
The Bancorp Bank(a)	57,734	1,174,887
United Community Banks, Inc.	37,843	918,450
West Coast Bancorp	11,861	247,065
Western Sierra Bancorp(a)	1,555	51,766

		32,071,803

Restaurants — 0.9%
Buca, Inc.(a)	136,239	577,653
California Pizza Kitchen, Inc.(a)	45,233	988,341
Total Entertainment Restaurant Corp.(a)	76,677	667,857
Yum! Brands, Inc.	15,510	630,637

		2,864,488

Retail - Apparel — 4.9%
Aaron Rents, Inc.	114,678	2,495,393
Abercrombie & Fitch Co. (Class “A” Stock)	40,650	1,280,475
Brookstone, Inc.(a)	93,259	1,761,663
Charlotte Russe Holding, Inc.(a)	47,172	541,535
Federated Department Stores, Inc.	19,670	893,608
J.C. Penney Co., Inc.	22,710	801,209
K-Swiss, Inc. (Class “A” Stock)	34,880	671,440
Kellwood Co.	45,784	1,668,827
Linens ‘n Things, Inc.(a)	35,798	829,440
OshKosh B’Gosh, Inc. (Class”A” Stock)	.14,639	295,708
Ross Stores, Inc.	17,710	415,122
Sharper Image Corp.(a)	22,283	477,970
The Gymboree Corp.(a)	188,776	2,718,374
Too, Inc.(a)	21,337	385,560
Tropical Sportswear International Corp.(a)	109,326	131,191
Zale Corp.(a)	31,453	883,829

		16,251,344

Semiconductors — 1.2%
Power Integrations, Inc.(a)	109,539	2,237,882
Tessera Technologies, Inc.(a)	76,136	1,682,605

		3,920,487

Specialty Financials — 2.8%
Accredited Home Lenders Holding Co.(a)	89,210	3,436,369
Affiliated Managers Group, Inc.(a)	31,869	1,706,266
American Capital Strategies Ltd.	24,300	761,562
CIT Group, Inc.	34,280	1,281,729
Financial Federal Corp.(a)	55,149	2,066,985

		9,252,911

Supply Chain — 0.5%
Insight Enterprises, Inc.(a)	35,035	589,989
ScanSource, Inc.(a)	16,412	1,047,086

		1,637,075

Telephones — 1.4%
CenturyTel, Inc.	24,030	822,787
Cincinnati Bell, Inc.(a)	220,921	771,014
West Corp.(a)	106,875	3,113,269

		4,707,070

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value (Note 2)
Thrifts — 2.5%
BankUnited Financial Corp. (Class “A” Stock)(a)	73,694	2,148,180
Fidelity Bankshares, Inc.	47,093	1,751,389
IndyMac Bancorp, Inc.	56,262	2,036,684
Irwin Financial Corp.	42,424	1,095,388
NetBank, Inc.	97,541	976,385
WSFS Financial Corp.	4,896	244,800

		8,252,826

Tobacco — 0.1%
Reynolds American, Inc.	7,000	476,280

Transportation — 2.3%
Heartland Express, Inc.	54,297	1,001,780
Landstar Systems, Inc.(a)	18,485	1,084,700
OMI Corp. (Marshall Islands)	187,431	3,002,645
SCS Transportation, Inc.(a)	68,175	1,291,234
Teekay Shipping Corp. (Bahamas)	15,800	680,822
Yellow Roadway Corp.(a)	11,840	555,177

		7,616,358

Trust/Processors — 0.3%
Apollo Investment Corp.	70,877	1,002,910

Wireless — 1.2%
Ditech Communications Corp.(a)	142,103	3,181,686
EFJ, Inc.(a)	94,799	635,154

		3,816,840

TOTAL LONG-TERM INVESTMENTS
(cost $305,697,922)		323,621,989

SHORT-TERM INVESTMENT — 3.5%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Company
1.25%, 10/1/04 (cost $11,712,919)(b)
	$11,713	$11,712,919
TOTAL INVESTMENTS — 101.3%
(cost $317,410,841)(c)		335,334,908
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(4,325,323)

NET ASSETS — 100%		$331,009,585

The following abbreviation is used in portfolio description:

REIT         Real Estate Investment Trust

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $11,713,326 due 10/1/04. The value of the collateral including accrued interest was $12,005,840. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$317,583,547	$29,723,298	$11,971,937	$17,751,361

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP GROWTH ASSET ALLOCATION PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
MUTUAL FUNDS
Jennison Portfolio (Class I)	6,737,854	$110,702,937
SP Deutsche International Equity Portfolio	6,450,105	49,730,313
SP Goldman Sachs Small Cap Value Portfolio	2,843,148	39,804,066
SP Large Cap Value Portfolio	15,436,814	160,388,503
SP PIMCO High Yield Portfolio	2,614,471	27,399,660
SP PIMCO Total Return Portfolio	6,082,374	70,373,068
SP State Street Research Small Cap Growth Portfolio	7,822,581	44,588,711
SP William Blair International Growth Portfolio (Class I)	8,347,024	50,249,084

TOTAL INVESTMENTS — 100.0%
(cost $537,528,245)(a)		553,236,342
LIABILITIES IN EXCESS OF OTHER ASSETS		(23,197)

NET ASSETS — 100.0%		$553,213,145

(a)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$540,237,583	$18,844,914	$5,846,155	$12,998,759

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP LARGE CAP VALUE PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace/Defense — 3.3%
Lockheed Martin Corp.	124,100	$6,922,298
Northrop Grumman Corp.	43,400	2,314,522
Raytheon Co.	141,400	5,370,372
United Technologies Corp.	22,900	2,138,402

		16,745,594

Auto Components — 0.5%
Dana Corp.	3,600	63,684
Delphi Corp.	214,100	1,988,989
Lear Corp.	9,300	506,385

		2,559,058

Automobiles — 0.7%
Ford Motor Co.	134,300	1,886,915
General Motors Corp.	44,900	1,907,352

		3,794,267

Beverages — 0.7%
Anheuser Busch Cos., Inc.	4,600	229,770
Coca-Cola Co.	65,600	2,627,280
PepsiCo, Inc.	18,500	900,025

		3,757,075

Biotechnology — 0.1%
Amgen, Inc.(a)	2,300	130,364
Gilead Sciences, Inc.(a)	8,800	328,944
MedImmune, Inc.(a)	5,700	135,090

		594,398

Chemicals — 2.0%
Air Products & Chemicals, Inc.	33,000	1,794,540
Dow Chemical Co. (The)	62,300	2,814,714
Eastman Chemical Co.	10,700	508,785
Monsanto Co.	500	18,210
PPG Industries, Inc.	14,700	900,816
Praxair, Inc.	62,300	2,662,702
Rohm & Haas Co.	27,800	1,194,566

		9,894,333

Commercial Banks — 6.9%
Astoria Financial Corp.	11,300	401,037
Bank of America Corp.	192,700	8,349,691
Bank of New York Co., Inc.	84,200	2,456,114
BB&T Corp.	17,100	678,699
Compass Bancshares, Inc.	7,200	315,504
First Horizon National Corp.	18,600	806,496
FirstMerit Corp.	22,900	602,385
GreenPoint Financial Corp.	32,300	1,494,198
KeyCorp	122,300	3,864,680
Marshall & Ilsley Corp.	18,600	749,580
Mellon Financial Corp.	23,500	650,715
National City Corp.	23,900	923,018
North Fork Bancorporation, Inc.	22,200	986,790
PNC Financial Services Group	2,400	129,840
SouthTrust Corp.	200	8,332
SunTrust Banks, Inc.	5,500	387,255
UnionBanCal Corp.	51,600	3,055,236
Wachovia Corp.	83,400	3,915,630
Wells Fargo & Co.	78,300	4,669,029
Zions Bancorporation	12,100	738,584

		35,182,813

Commercial Services & Supplies — 1.8%
Cendant Corp.	183,800	3,970,080
Waste Management, Inc.	191,500	5,235,610

		9,205,690

Communications Equipment — 0.3%
Corning, Inc.(a)	33,800	374,504
Juniper Networks, Inc.(a)	19,300	455,480
Lucent Technologies, Inc.(a)	138,000	437,460
Motorola, Inc.	8,700	156,948
Tellabs, Inc.(a)	8,300	76,277

		1,500,669

Computers & Peripherals — 1.1%
Dell, Inc.(a)	49,500	1,762,200
Hewlett-Packard Co.	88,200	1,653,750
International Business Machines Corp. (IBM)	19,500	1,671,930
Lexmark International, Inc. (Class “A” Stock)(a)	5,300	445,253
NCR Corp.(a)	2,600	128,934
Sun Microsystems, Inc.(a)	29,300	118,372

		5,780,439

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.(a)	4,100	79,417
Temple-Inland, Inc.	3,100	208,165

		287,582

Diversified Financial Services — 7.9%
Charles Schwab Corp.	108,600	998,034
CIT Group, Inc.	239,200	8,943,688

SP LARGE CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Citigroup, Inc.	275,500	12,155,060
Countrywide Financial Corp.	29,200	1,150,188
Doral Financial Corp.	10,000	414,700
E*TRADE Financial Corp.(a)	500	5,710
Goldman Sachs Group, Inc.	19,100	1,780,884
Legg Mason, Inc.	22,200	1,182,594
MBNA Corp.	20,700	521,640
Morgan Stanley	87,900	4,333,470
Principal Financial Group, Inc.	193,400	6,956,598
State Street Corp.	24,900	1,063,479
U.S. Bancorp	16,900	488,410

		39,994,455

Diversified Telecommunication Services — 2.5%
AT&T Corp.	31,600	452,512
BellSouth Corp.	48,900	1,326,168
SBC Communications, Inc.	153,300	3,978,135
Sprint Corp.	28,300	569,679
Verizon Communications, Inc.	167,400	6,592,212

		12,918,706

Electric Utilities — 5.7%
Alliant Energy Corp.	92,600	2,303,888
American Electric Power Co., Inc.	71,800	2,294,728
Consolidated Edison, Inc.	45,900	1,929,636
Constellation Energy Group	8,800	350,592
Dominion Resources, Inc.	44,400	2,897,100
Edison International	15,800	418,858
Entergy Corp.	90,700	5,497,327
FirstEnergy Corp.	171,600	7,049,328
FPL Group, Inc.	33,600	2,295,552
PG&E Corp.(a)	19,400	589,760
Pinnacle West Capital Corp.	11,900	493,850
PPL Corp.	30,500	1,438,990
Wisconsin Energy Corp.	14,500	462,550
Xcel Energy, Inc.	55,100	954,332

		28,976,491

Electrical Equipment — 0.1%
Cooper Industries, Ltd. (Class “A” Stock)	9,300	548,700

Electronic Equipment & Instruments — 0.0%
Intersil Corp. (Class “A” Stock)	13,400	213,462

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	21,600	944,352
Pride International, Inc.(a)	31,400	621,406
Rowan Cos., Inc.(a)	2,900	76,560

		1,642,318

Food & Staples Retailing — 1.0%
Albertson’s, Inc.	207,500	4,965,475
Sysco Corp.	7,400	221,408

		5,186,883

Food Products — 0.9%
H.J. Heinz Co.	500	18,010
Kraft Foods, Inc. (Class “A” Stock)	67,400	2,137,928
Sara Lee Corp.	109,800	2,510,028

		4,665,966

Gas Utilities — 0.0%
El Paso Corp.	1,500	13,785

Healthcare Equipment & Supplies — 0.2%
Boston Scientific Corp.(a)	8,900	353,597
Guidant Corp.	10,500	693,420

		1,047,017

Healthcare Providers & Services — 3.7%
Aetna, Inc.	91,800	9,173,574
Anthem, Inc.(a)	10,200	889,950
HCA, Inc.	96,400	3,677,660
Tenet Healthcare Corp.(a)	490,100	5,288,179

		19,029,363

Hotels, Restaurants & Leisure — 3.9%
Caesars Entertainment, Inc.(a)	203,000	3,390,100
Carnival Corp. (Panama)	2,800	132,412
Hilton Hotels Corp.	46,000	866,640
International Game Technology	11,400	409,830
Mandalay Resort Group	63,100	4,331,815
McDonald’s Corp.	96,500	2,704,895
Starwood Hotels & Resorts Worldwide, Inc.	16,500	765,930
Wendy’s International, Inc.	7,900	265,440
Yum! Brands, Inc.	164,400	6,684,504

		19,551,566

Household Durables — 2.0%
Centex Corp.	5,900	297,714
D.R. Horton, Inc.	22,100	731,731
KB HOME	6,100	515,389
Lennar Corp. (Class “A” Stock)	169,600	8,072,960
Pulte Homes, Inc.	6,300	386,631

		10,004,425

Household Products — 0.3%
Procter & Gamble Co.	31,800	1,721,016

Index Fund — 0.8%
iShares Russell 1000 Value Index Fund	20,770	1,257,831
SPDR Trust Series 1	25,900	2,894,584

		4,152,415

Industrial Conglomerates — 4.1%
General Electric Co.	390,200	13,102,916
Tyco International, Ltd. (Bermuda)	246,600	7,560,756

		20,663,672

SP LARGE CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Insurance — 10.4%
Allmerica Financial Corp.(a)	119,300	3,206,784
Allstate Corp. (The)	183,800	8,820,562
AMBAC Financial Group, Inc.	18,700	1,495,065
Assurant, Inc.	19,200	499,200
CIGNA Corp.	300	20,889
Genworth Financial, Inc. (Class “A” Stock)	58,400	1,360,720
Hartford Financial Services Group, Inc.	42,800	2,650,604
MBIA, Inc.	11,800	686,878
MetLife, Inc.	305,700	11,815,305
Progressive Corp.	5,700	483,075
Protective Life Corp.	11,200	440,272
St. Paul Travelers Cos., Inc. (The)	368,200	12,172,692
Torchmark Corp.	18,300	973,194
UnumProvident Corp.	498,800	7,826,172
W. R. Berkley Corp.	8,600	362,576

		52,813,988

IT Consulting & Services — 0.2%
Computer Sciences Corp.(a)	17,700	833,670
SunGuard Data Systems, Inc.(a)	1,000	23,770

		857,440

IT Services — 2.6%
Electronic Data Systems Corp.	674,600	13,080,494

Leisure Equipment & Products — 1.4%
Eastman Kodak Co.	171,100	5,512,842
Hasbro, Inc.	28,000	526,400
Mattel, Inc.	54,000	979,020

		7,018,262

Machinery — 1.5%
Caterpillar, Inc.	14,400	1,158,480
Deere & Co.	25,300	1,633,115
Eaton Corp.	19,800	1,255,518
ITT Industries, Inc.	5,200	415,948
PACCAR, Inc.	7,500	518,400
SPX Corp.	74,900	2,651,460

		7,632,921

Media — 2.5%
Comcast Corp. (Special Class “A” Stock)(a)	3,300	92,136
E.W. Scripps Co. (The) (Class “A” Stock)	11,400	544,692
EchoStar Communications Corp. (Class “A” Stock)(a)	10,300	320,536
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	56,900	1,578,406
Gannett Co., Inc.	29,500	2,470,920
Knight-Ridder, Inc.	1,600	104,720
Liberty Media Corp. (Class “A” Stock)(a)	68,200	594,704
Time Warner, Inc.(a)	101,500	1,638,210
Tribune Co.	1,300	53,495
Viacom, Inc. (Class “B” Stock)	116,600	3,913,096
Walt Disney Co. (The)	51,200	1,154,560

		12,465,475

Metal & Mining — 1.1%
Alcoa, Inc.	163,900	5,505,401
United States Steel Corp.	8,400	316,008

		5,821,409

Multiline Retail — 3.4%
Costco Wholesale Corp.	5,000	207,800
Federated Department Stores, Inc.	23,800	1,081,234
J.C. Penney Co., Inc.	58,800	2,074,464
Kohl’s Corp.(a)	10,800	520,452
May Department Stores Co.	17,600	451,088
Sears, Roebuck & Co.	322,100	12,835,685
Target Corp.	1,300	58,825

		17,229,548

Multi-Utilities — 0.9%
Dynegy, Inc. (Class "A" Stock)(a)	126,900	633,231
NiSource, Inc.	35,100	737,451
SCANA Corp.	90,400	3,375,536
Williams Cos., Inc.	1,000	12,100

		4,758,318

Oil & Gas — 7.5%
Anadarko Petroleum Corp.	21,900	1,453,284
Apache Corp.	3,100	155,341
Chesapeake Energy Corp.	35,100	555,633
ChevronTexaco Corp.	71,400	3,829,896
ConocoPhillips	47,700	3,951,945
Devon Energy Corp.	25,300	1,796,553
Exxon Mobil Corp.	274,600	13,271,418
Sunoco, Inc.	69,000	5,104,620
Teekay Shipping Corp.	107,300	4,623,557
Unocal Corp.	44,800	1,926,400
Valero Energy Corp.	15,400	1,235,234

		37,903,881

Paper & Forest Products — 0.8%
Bowater, Inc.	1,700	64,923
Georgia-Pacific Corp.	13,400	481,730
International Paper Co.	9,200	371,772
Weyerhaeuser Co.	45,400	3,018,192

		3,936,617

Personal Products — 0.1%
Gillette Co.	10,600	442,444

SP LARGE CAP VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.	24,900	589,383
Forest Laboratories, Inc.(a)	29,100	1,308,918
Medicis Pharmaceutical Corp. (Class “A” Stock)	2,700	105,408
OSI Pharmaceuticals, Inc.(a)	1,100	67,606
Pfizer, Inc.	6,900	211,140
Schering-Plough Corp.	40,000	762,400
Sepracor, Inc.(a)	5,000	243,900
Watson Pharmaceuticals, Inc.(a)	20,600	606,876
Wyeth	15,500	579,700

		4,475,331

Real Estate Investment Trust — 2.7%
Apartment Investment & Management Co (Class “A” Stock)	98,100	3,411,918
Camden Property Trust	6,500	300,300
CarrAmerica Realty Corp.	8,400	274,680
CenterPoint Properties Trust	6,000	261,480
Duke Realty Corp.	12,900	428,280
Equity Office Properties Trust	60,600	1,651,350
Equity Residential	8,800	272,800
Kimco Realty Corp.	11,900	610,470
Liberty Property Trust	5,700	227,088
Mack-Cali Realty Corp.	8,300	367,690
New Century Financial Corp.	32,200	1,867,600
Plum Creek Timber Co., Inc.	73,700	2,581,711
ProLogis	26,700	940,908
Rouse Co.	3,400	227,392
United Dominion Realty Trust, Inc.	18,500	366,855

		13,790,522

Road & Rail — 0.8%
CSX Corp.	2,100	69,720
Norfolk Southern Corp.	52,000	1,546,480
Union Pacific Corp.	43,200	2,531,520

		4,147,720

Semiconductor Equipment & Products — 0.1%
Altera Corp.(a)	12,100	236,797
Analog Devices, Inc.	5,300	205,534
Novellus Systems, Inc.(a)	700	18,613
Xilinx, Inc.	700	18,900

		479,844

Software — 2.9%
Computer Associates International, Inc.	398,300	10,475,290
Microsoft Corp.	102,600	2,836,890
Oracle Corp.(a)	110,500	1,246,440
Take-Two Interactive Software, Inc.(a)	3,600	118,260
VERITAS Software Corp.(a)	3,900	69,420

		14,746,300

Specialty Retail — 0.5%
Abercrombie & Fitch Co. (Class “A” Stock)	7,000	220,500
Foot Locker, Inc.	7,200	170,640
Home Depot, Inc.	21,900	858,480
Lowe's Cos., Inc.	18,100	983,735
Nordstrom, Inc.	2,800	107,072
Ross Stores, Inc.	2,600	60,944
Staples, Inc.	8,000	238,560

		2,639,931

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	77,800	2,785,240
NIKE, Inc. (Class “B” Stock)	15,300	1,205,640

		3,990,880

Thrifts & Mortgage Finance — 3.0%
Freddie Mac	124,000	8,089,760
Washington Mutual, Inc.	180,900	7,069,572

		15,159,332

Tobacco — 2.8%
Altria Group, Inc.	306,300	14,408,352

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	4,700	270,955

Wireless Telecommunication Services — 0.4%
AT&T Wireless Services, Inc.(a)	19,100	282,298
Nextel Communications, Inc. (Class “A” Stock)(a)	70,500	1,680,720

		1,963,018

TOTAL LONG-TERM INVESTMENTS
(cost $483,190,987)		499,665,140

SHORT-TERM INVESTMENTS — 2.9%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co.
1.25%, 10/1/04(b)
(cost $14,819,300)	$14,819	14,819,300

TOTAL INVESTMENTS — 101.2%
(cost $498,010,287)(c)		514,484,440
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(6,261,383)

NET ASSETS — 100%		$508,223,057

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $14,819,815 due 10/1/04. The value of the collateral including accrued interest was $15,129,548. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$499,898,496	$27,459,511	$12,873,567	$14,585,944

The differences between book and tax basis are attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS
Advertising — 0.1%
Getty Images, Inc.(a)	600	$33,180

Aerospace/Defense — 1.5%
Lockheed Martin Corp.	6,680	372,610

Airlines — 0.3%
Southwest Airlines Co.	6,150	83,763

Banks and Savings & Loans — 1.6%
Bank of America Corp.	4,208	182,333
PNC Financial Services Group	3,760	203,416

		385,749

Chemicals — 0.9%
E.I. du Pont de Nemours & Co.	3,400	145,520
Lyondell Chemical Co.	2,790	62,663

		208,183

Computers — 1.6%
Dell, Inc.(a)	6,370	226,772
International Business Machines Corp.	1,900	162,906

		389,678

Computer Services — 0.9%
Accenture Ltd. (Class “A”Stock)(Bermuda)(a)	4,210	113,880
EMC Corp.(a)	7,940	91,628

		205,508

Consumer Discretionary — 2.5%
ComCast Corp. (Class “A” Stock)(a)	21,190	591,625

Consumer Staples — 0.9%
Newell Rubbermaid, Inc.	10,580	212,023

Containers & Packaging — 1.6%
Owens-Illinois, Inc.(a)	17,850	285,600
Smurfit-Stone Container Corp.(a)	5,010	97,044

		382,644

Cosmetics/Toiletries — 0.7%
Avon Products, Inc.(a)	2,860	124,925
Procter & Gamble Co.	900	48,708

		173,633

COMMON STOCKS (Continued)
Diversified Manufacturing Operations — 2.7%
Eaton Corp.	220	13,950
General Electric Co.	13,960	468,777
Tyco International Ltd.	5,174	158,635

		641,362

Drugs & Medical Supplies — 15.8%
Abbott Laboratories(a)	7,520	318,547
Amgen, Inc.(a)	2,550	144,534
Apria Healthcare Group, Inc.(a)	4,600	125,350
Elan Corp. PLC ADR (Ireland)(a)	1,670	39,078
Eli Lilly & Co.	1,680	100,884
Genentech, Inc.(a)	2,150	112,703
Genzyme Corp.(a)	3,839	208,880
Gilead Sciences, Inc.(a)	4,700	175,686
Johnson & Johnson	15,600	878,748
Lincare Holdings, Inc.(a)	800	23,768
MedImmune, Inc.(a)	7,160	169,692
Medtronic, Inc.	4,440	230,436
Merck & Co., Inc.	10,350	341,550
Pfizer, Inc.	9,218	282,071
Wyeth	16,760	626,824

		3,778,751

Electronic Components — 0.1%
Amphenol Corp. (Class “A” Stock)(a)	880	30,149

Energy — 3.1%
GlobalSantaFe Corp.	12,560	384,964
Noble Corp. (Cayman Islands)(a)	7,910	355,554

		740,518

Financial Services — 9.1%
American Express Co.	4,090	210,471
Citigroup, Inc.	9,979	440,274
Fiserv, Inc.(a)	2,840	99,002
Freddie Mac	4,700	306,628
Goldman Sachs Group, Inc. (The)	320	29,837
J.P. Morgan Chase & Co.	6,400	254,272
MBNA Corp.	5,490	138,348
Mellon Financial Corp.	11,780	326,188
Merrill Lynch & Co., Inc.	6,370	316,717
Northern Trust Corp.	1,030	42,024

		2,163,761

Food & Beverage — 2.3%
General Mills, Inc.	5,100	228,990
PepsiCo, Inc.	6,360	309,414

		538,404

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare — 0.3%
Waters Corp.(a)	1,770	78,057

Hospital Management — 1.3%
HCA Inc.	2,120	80,878
Tenet Healthcare Corp.(a)	20,690	223,245

		304,123

Insurance — 3.8%
Allstate Corp.(a)	5,860	281,221
American International Group, Inc.	3,130	212,809
Conseco, Inc.(a)	10,900	192,494
Hartford Financial Services Group, Inc. (The)	3,438	212,915

		899,439

Internet — 2.2%
Akamai Technologies, Inc.(a)	3,560	50,018
eBay, Inc.(a)	1,070	98,376
IAC/InterActiveCorp(a)	4,080	89,841
McAfee, Inc.(a)	3,210	64,521
Monster Worldwide, Inc.(a)	2,000	49,280
Yahoo!, Inc.(a)	5,310	180,062

		532,098

Leisure — 1.8%
Carnival Corp.	3,750	177,337
Mattel, Inc.	10,100	183,113
Royal Caribbean Cruises Ltd.	1,730	75,428

		435,878

Media — 6.1%
Clear Channel Communications, Inc.	2,410	75,120
Cox Radio, Inc. (Class “A” Stock)(a)	1,290	19,247
EchoStar Communications Corp. (Class “A” Stock)(a)	660	20,539
Entercom Communications Corp.(a)	670	21,882
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	1,200	33,288
News Corp. Ltd. ADR (Australia)	3,600	112,788
Time Warner, Inc.(a)	3,740	60,364
Univision Communications, Inc. (Class “A” Stock)(a)	2,180	68,910
Viacom, Inc. (Class “B” Stock)	20,075	673,717
Walt Disney Co. (The)	13,860	312,543
Westwood One, Inc.(a)	2,950	58,321

		1,456,719

Metals — 1.1%
Companhia Vale do Rio Doce ADR (Brazil)	11,400	256,158

Multi - Industry — 1.1%
Cooper Industries Ltd. (Class “A”Stock)	1,320	77,880
Emerson Electric Co.	1,360	84,170
Illinois Tool Works, Inc.	500	46,585
Parker Hannifin Corp.	800	47,088

		255,723

Networking Products — 1.6%
Cisco Systems, Inc.(a)	19,560	354,036
Foundry Networks, Inc.(a)	3,140	29,799

		383,835

Oil - Exploration & Production — 0.8%
Devon Energy Corp.	2,690	191,017

Oil & Gas Services — 1.7%
BJ Services Co.(a)	3,030	158,802
Cooper Cameron Corp.(a)	4,320	236,909

		395,711

Paper & Forest Products — 0.6%
Bowater, Inc. (Canada)	3,770	143,976

Restaurants — 0.1%
Cheesecake Factory, Inc. (The)(a)	710	30,814

Retail — 5.7%
Best Buy Co., Inc.(a)	1,610	87,326
CVS Corp.	2,790	117,543
Gap, Inc. (The)	8,900	166,430
Home Depot, Inc.	4,340	170,128
Hot Topic, Inc.(a)	1,370	23,345
Kohl's Corp.(a)	4,200	202,398
Pacific Sunwear of California, Inc.(a)	200	4,210
Reebok International Ltd.	3,100	113,832
Rite Aid Corp.(a)	35,020	123,270
Staples, Inc.	1,580	47,116
Target Corp.	4,140	187,335
Wal-Mart Stores, Inc.	1,990	105,868

		1,348,801

Schools — 0.1%
Career Education Corp.(a)	420	11,941

Semiconductors — 2.2%
Analog Devices, Inc.	3,720	144,261
Linear Technology Corp.	1,130	40,951
Marvell Technology Group Ltd. (Bermuda)(a)	2,300	60,099
Maxim Integrated Products, Inc.	1,040	43,982
PMC-Sierra, Inc.(a)	7,970	70,216
Texas Instruments, Inc.	3,510	74,693
Xilinx, Inc.	3,760	101,520

		535,722

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 8.7%
Ascential Software Corp.(a)	1,610	21,687
Computer Associates International, Inc.	10,730	282,199
Electronic Arts, Inc.(a)	1,100	50,589
Mercury Interactive Corp.(a)	4,070	141,962
Microsoft Corp.	32,496	898,514
Network Appliance, Inc.(a)	3,660	84,180
Oracle Corp.(a)	8,799	99,253
Red Hat, Inc.(a)	5,460	66,830
SAP AG ADR (Germany)	3,390	132,041
Symantec Corp.(a)	2,480	136,102
VERITAS Software Corp.(a)	9,036	160,841

		2,074,198

Technology — 0.8%
Andrew Corp.(a)	3,910	47,859
Applied Materials, Inc.(a)	3,480	57,385
KLA-Tencor Corp.(a)	1,000	41,480
Novellus Systems, Inc.(a)	1,870	49,723

		196,447

Telecommunications — 10.9%
ADTRAN, Inc.	2,060	46,721
Amdocs Ltd. (Israel)(a)	3,110	67,891
America Movil SA de CV ADR (Mexico)	2,440	95,233
Comverse Technology, Inc.(a)	1,540	28,998
Lucent Technologies, Inc.(a)	5,420	17,181
Nokia Oyj, ADR (Finland)	33,050	453,446
Nortel Networks Corp. (Canada)(a)	73,900	251,260
Sprint Corp. (FON Group)	31,060	625,238
Telefonaktiebolaget LM EricssonADR(Sweden)(a)	4,520	141,205
Verizon Communications, Inc.	13,500	531,630
Vodafone Group PLC ADR (United Kingdom)	13,989	337,275

		2,596,078

Trucking/Shipping — 1.0%
FedEx Corp.	1,420	121,680
United Parcel Service, Inc. (Class “B” Stock)	1,490	113,121

		234,801

Utilities — 0.7%
Calpine Corp.(a)	61,550	178,495

Utilities - Electric — 0.5%
TXU Corp.	2,330	111,654

TOTAL LONG-TERM INVESTMENTS
(cost $22,892,179)		23,583,226

SHORT-TERM INVESTMENT — 1.6%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co.
1.25%, 10/1/04 (cost $373,505)(b)	$374	$373,505

TOTAL INVESTMENTS — 100.4%
(cost $23,265,684)(c)		23,956,731
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(97,468)

NET ASSETS — 100%		$23,859,263

The following abbreviation is used in portfolio description:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $373,518 due 10/01/04. The value of the collateral including accrued interest was $384,909. Collateralized by United States Treasury or Federal Agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$23,298,960	$1,820,191	$1,162,420	$657,771

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP MID-CAP GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS
Aerospace/Defense — 1.9%
Alliant Techsystems, Inc.(a)	12,600	$762,300
Precision Castparts Corp.	14,000	840,700

		1,603,000

Apparel — 2.1%
Coach, Inc.(a)	42,500	1,802,850

Automobiles & Trucks — 0.9%
Oshkosh Truck Corp.	13,450	767,457

Banks — 1.0%
UnionBanCal Corp.	14,500	858,545

Biotechnology — 0.7%
Martek Biosciences Corp.(a)	13,000	632,320

Building & Construction — 3.4%
American Standard Cos., Inc.(a)	45,000	1,750,950
Centex Corp.	23,000	1,160,580

		2,911,530

Casinos — 2.2%
Scientific Games Corp. (Class “A” Stock)(a)	41,000	783,100
Station Casinos, Inc.	22,000	1,078,880

		1,861,980

Computers — 1.6%
Apple Computer, Inc.(a)	34,000	1,317,500

Computer Services — 4.1%
Research In Motion Ltd.(a)	29,700	2,267,298
SanDisk Corp.(a)	40,600	1,182,272

		3,449,570

Diversified Financial Services — 1.0%
Doral Financial Corp.	19,500	808,665

Diversified Manufacturing Operations — 0.8%
Eaton Corp.	10,700	678,487

Drugs & Medical Supplies — 16.0%
Alcon, Inc.	11,100	890,220
Beckman Coulter, Inc.	7,400	415,288
C.R. Bard, Inc.	15,500	877,765
Celgene Corp.(a)	22,950	1,336,379
Dade Behring Holdings, Inc.(a)	18,500	1,030,783
Gen-Probe, Inc.(a)	26,000	1,036,620
IDEXX Laboratories, Inc.(a)	20,500	1,040,170
IVAX Corp.(a)	45,000	861,750
Sepracor, Inc.(a)	29,000	1,414,620
St. Jude Medical, Inc.(a)	21,000	1,580,670
Stryker Corp.	21,800	1,048,144
Zimmer Holdings, Inc.(a)	25,500	2,015,520

		13,547,929

Electronics — 5.9%
Alliance Data Systems Corp.(a)	21,000	851,760
Broadcom Corp. (Class “A” Stock)(a)	18,200	496,678
FLIR Systems, Inc.(a)	17,000	994,500
Garmin Ltd.	8,100	350,325
Harman International Industries, Inc.	21,200	2,284,300

		4,977,563

Financial Services — 2.8%
AmeriCredit Corp.(a)	76,000	1,586,880
CIT Group, Inc.	20,700	773,973

		2,360,853

Healthcare Services — 5.3%
Laboratory Corp. of America Holdings(a)	41,100	1,796,892
Quest Diagnostics, Inc.	10,700	943,954
Sierra Health Services, Inc.(a)	36,100	1,730,273

		4,471,119

Human Resources — 1.0%
Robert Half Int’l, Inc.	33,000	850,410

Internet — 8.5%
Akamai Technologies, Inc.(a)	58,000	814,900
Ask Jeeves, Inc.(a)	20,000	654,200
Priceline.com, Inc.(a)	41,000	908,970
Symantec Corp.(a)	33,300	1,827,504
VeriSign, Inc.(a)	47,500	944,300
Yahoo!, Inc.(a)	61,200	2,075,292

		7,225,166

Leisure — 1.3%
International Game Technology	30,000	1,078,500

Networking Products — 2.3%
Juniper Networks, Inc.(a)	84,000	1,982,400

Oil & Gas Exploration & Production — 6.0%
Amerada Hess Corp.	11,600	1,032,400
Smith International, Inc.(a)	31,100	1,888,703

SP MID-CAP GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

		Value
Valero Energy Corp.	12,000	962,520
XTO Energy, Inc.	35,700	1,159,536

		5,043,159

Paper & Paper Products — 1.4%
Georgia-Pacific Corp.	32,500	1,168,375

Personal Products — 0.8%
Nu Skin Enterprises, Inc.	28,000	658,280

Radio & Television — 2.3%
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	64,000	1,985,280

Real Estate Investment Trusts — 1.0%
General Growth Properties, Inc.	26,000	806,000

Restaurants — 1.1%
McDonald’s Corp.	34,000	953,020

Retail — 6.8%
Aeropostale, Inc.(a)	30,000	786,000
Amazon.com, Inc.(a)	27,300	1,115,478
Foot Locker, Inc.	34,500	817,650
Fortune Brands, Inc.	21,500	1,592,935
Guitar Center, Inc.(a)	22,500	974,250
United Natural Foods, Inc.(a)	17,000	452,200

		5,738,513

Semiconductors — 2.8%
Advanced Micro Devices, Inc.(a)	94,000	1,222,000
ATI Technologies, Inc.(a)	35,000	536,550
National Semiconductor Corp.(a)	41,800	647,482

		2,406,032

Software — 5.2%
Activision, Inc.(a)	52,500	728,175
Autodesk, Inc.	40,600	1,974,378
Electronic Arts, Inc.(a)	37,900	1,743,021

		4,445,574

Telecommunications — 5.2%
America Movil SA de CV ADR (Mexico)	11,400	444,942
Avaya, Inc.(a)	115,000	1,603,100
Corning, Inc.(a)	137,000	1,517,960
Nextel Communications, Inc. (Class “A” Stock)(a)	36,500	870,160

		4,436,162

Toys — 0.6%
Marvel Enterprises, Inc.(a)	35,250	513,240

Transport Services — 1.3%
J.B. Hunt Transport Services, Inc.	30,000	1,114,200

TOTAL LONG-TERM INVESTMENTS
(cost $70,649,493)		82,453,679

SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 1.25%, 10/1/04(b) (cost $1,830,538)	$1,831	$1,830,538
TOTAL INVESTMENTS — 99.5%
(cost $72,480,031(c))		84,284,217
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		439,630

NET ASSETS — 100%		$84,723,847

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,830,602 due 10/1/04. The value of the collateral including accrued interest was $1,880,312. Collateralized by United States Treasury or federal agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$72,480,031	$13,853,972	$2,049,786	$11,804,186

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP PIMCO HIGH YIELD PORTFOLIO

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 91.3%
LONG-TERM BONDS — 91.3%
CORPORATE BONDS — 84.7%
Aerospace & Defense — 1.6%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	$1,000	$1,102,500
Continental Airlines, Inc., Pass-Through Certs.	Ba1	7.373%	06/15/17	171	134,004
Continental Airlines, Inc., Pass-Through Certs., Ser. 99-1A	Baa3	6.545%	02/02/19	1,054	1,017,184
Delta Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba1	7.379%	05/18/10	284	261,963
K&F Industries, Inc., Sr. Sub. Notes	B3	9.625%	12/15/10	650	723,125
Northwest Airlines, Inc., Pass-Through Certs., 99-1A	Baa3	6.81%	02/01/20	468	414,065
United Air Lines, Inc., Pass-Through Certs., Ser. 00-1(a)	NR	7.73%	07/01/10	550	447,107
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1	NR	6.201%	09/01/08	100	83,001
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1	NR	6.602%	09/01/13	350	295,487

					4,478,436

Asset Backed Securities — 1.6%
Cedar Brakes II LLC	Caa1	9.875%	09/01/13	176	194,524
Jet Equipment Trust (Class A)(a)	NR	7.63%	08/15/12	81	48,338
Midwest Generation LLC, Pass-Through Certs., Ser. A	B1	8.30%	07/02/09	800	840,000
Midwest Generation LLC, Pass-Through Certs., Ser. B	B1	8.56%	01/02/16	2,325	2,441,250
Midwest Generation LLC, Sr. Sec’d. Notes	B1	8.75%	05/01/34	1,000	1,090,000

					4,614,112

Autos - Cars & Trucks — 2.5%
Arvin Capital I, Gtd. Notes	B+(f)	9.50%	02/01/27	750	774,375
ArvinMeritor, Inc., Notes	Ba1	6.625%	06/15/07	650	677,625
ArvinMeritor, Inc., Notes	Ba1	8.75%	03/01/12	300	332,250
Dura Operating Corp., Gtd. Notes, Ser. B	B1	8.625%	04/15/12	1,100	1,089,000
General Motors Corp., Deb. Notes	Baa1	8.25%	07/15/23	475	499,655
Tenneco Automotive, Inc., Sec’d. Notes	B2	10.25%	07/15/13	1,175	1,339,500
Transmontaigne, Inc., Ser. B	B3	9.125%	06/01/10	700	785,750
TRW Automotive	B1	9.375%	02/15/13	1,246	1,423,555

					6,921,710

Broadcasting & Other Media — 1.7%
Lighthouse International Co. SA, Sr. Notes	NR	8.00%	04/30/14	1,320	1,600,913
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	1,050	1,212,750
Sinclair Broadcast Group, Inc.	B2	8.00%	03/15/12	1,100	1,141,250
Young Broadcasting, Inc., Gtd. Notes	Caa1	10.00%	03/01/11	400	412,000
Young Broadcasting, Inc., Sr. Notes	B2	8.50%	12/15/08	375	398,438

					4,765,351

Cable — 4.6%
Cablevision Systems Corp., Sr Notes	B3	8.00%	04/15/12	250	261,875
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	1,650	1,876,875
CCO Holdings LLC, Sr. Notes	B3	8.75%	11/15/13	1,170	1,148,062
CF Cable TV, Inc., Sr. Notes (Canada)	Ba3	9.125%	07/15/07	500	521,869
Charter Communications Operating LLC, Sr. Notes	B2	8.00%	04/30/12	550	548,625
Charter Communications Operating LLC, Sr. Notes	B2	8.375%	04/30/14	165	163,969
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	500	531,250
CSC Holdings, Inc., Sr. Notes	B1	6.75%	04/15/12	100	100,250
CSC Holdings, Inc., Sr. Notes	B1	7.25%	07/15/08	225	234,000
CSC Holdings, Inc., Sr. Notes	B1	7.875%	12/15/07	200	212,250
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	2,875	3,029,531

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
DirecTV Holdings LLC	B1	8.375%	03/15/13	1,450	1,649,375
Echostar DBS Corp., Sr. Notes	NR	5.75%	10/01/08	550	552,750
EchoStar DBS Corp., Sr. Notes	BB-	10.375%	10/01/07	750	788,910
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	1,150	1,224,750
Rogers Cablesystems, Ltd., Sr. Notes, Ser. B (Canada)	Ba2	10.00%	03/15/05	110	113,163

					12,957,504

Chemicals — 3.1%
Brenntag Tag Term B2	NR	4.73%	02/28/12	1,500	1,522,500
Equistar Chemicals LP	B2	8.75%	02/15/09	1,425	1,535,437
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	500	563,750
ISP Chemco, Inc., Ser. B	B1	10.25%	07/01/11	1,200	1,338,000
ISP Holdings, Inc., Sr. Sec’d. Note, Ser. B	B2	10.625%	12/15/09	300	330,000
Kraton Polymers LLC., Sr. Sub. Notes	B3	8.125%	01/15/14	500	490,000
Lyondell Chemical Co., Sr. Sec’d. Notes	B1	9.875%	05/01/07	135	142,594
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	1,200	1,272,000
Nalco Co., Sr. Sub. Notes	Caa1	8.875%	11/15/13	850	913,750
Westlake Chemical Corp., Gtd. Notes	Ba2	8.75%	07/15/11	650	729,625

					8,837,656

Construction — 0.4%
North America Energy Partners, Inc., Sr. Notes (Canada)	B2	8.75%	12/01/11	300	292,500
Universal City Dev Partners, Sr. Notes	B2	11.75%	04/01/10	825	961,125

					1,253,625

Containers — 3.4%
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	2,050	2,285,750
Greif, Inc., Gtd. Notes	B2	8.875%	08/01/12	500	557,500
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	800	844,000
Kappa Beheer BV, Gtd. Notes (Netherlands)	B2	10.625%	07/15/09	1,275	1,345,125
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	900	938,250
Owens-Brockway, Gtd. Notes	B2	7.75%	05/15/11	300	319,500
Owens-Brockway, Gtd. Notes	B3	8.25%	05/15/13	600	639,000
Owens-Brockway, Gtd. Notes	B2	8.875%	02/15/09	525	570,938
Owens-Brockway, Sec’d. Notes	B2	8.75%	11/15/12	1,000	1,110,000
Stone Container Corp., Sr. Notes (Canada)	B2	7.375%	07/15/14	150	157,125
Stone Container Corp., Sr. Notes (Canada)	B2	9.75%	02/01/11	700	775,250

					9,542,438

Cosmetics & Toiletries — 0.3%
JohnsonDiversey, Inc., Sr. Sub. Notes	B2	9.625%	05/15/12	800	896,000

Distribution/Wholesale — 0.3%
Aviall, Inc., Sr. Notes	B1	7.625%	07/01/11	875	945,000

Diversified Operations — 1.1%
Bombardier, Inc.	NR	4.18%	12/17/10	1,393	1,414,331
Bombardier, Inc.	NR	4.18%	12/18/10	597	606,515
Trinity Industries, Inc., Sr. Notes	Ba3	6.50%	03/15/14	1,000	985,000

					3,005,846

Drugs & Health Care — 2.7%
Fisher Scientific International, Inc., Sr. Sub. Notes	Ba3	8.00%	09/01/13	1,000	1,120,000
Fresenius Medical Care Capital Trust II, Gtd. Notes	NR	7.875%	02/01/08	250	273,125
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba2	7.875%	06/15/11	1,925	2,136,750
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875%	11/15/13	450	468,000
PacifiCare Health Systems, Inc., Gtd. Notes	Ba3	10.75%	06/01/09	292	336,530
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	1,775	1,899,250
VWR International, Sr. Notes	B2	6.875%	04/15/12	1,300	1,358,500

					7,592,155

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Entertainment — 2.3%
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	875	920,938
Park Place Entertainment Corp., Sr. Notes	Ba1	7.00%	04/15/13	750	834,375
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	03/15/10	950	1,073,500
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	8.875%	09/15/08	300	342,000
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	9.375%	02/15/07	600	669,000
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba2	8.00%	05/15/10	700	788,375
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba2	8.75%	02/02/11	775	904,812
Six Flags, Inc.	B3	9.75%	04/15/13	990	935,550

					6,468,550

Financials — 4.7%
AES Red Oak LLC, Sec’d. Notes, Ser. A	B2	8.54%	11/30/19	95	104,281
Ahold Finance Usa Inc., Notes	Ba3	8.25%	07/15/10	675	761,063
Bcp Caylux Holdings SCA, Sr. Sub. Notes (Luxembourg)	B3	9.625%	06/15/14	1,675	1,809,000
Bluewater Finance, Ltd., Gtd. Notes (Cayman Islands)	B1	10.25%	02/15/12	1,300	1,410,500
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25%	08/15/13	1,200	1,314,000
Jet Equipment Trust, Ser. 1995-A(a)	NR	10.00%	06/15/12	300	198,000
MDP Acquisitions PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	1,700	1,921,000
Mizuho JGB Investment, Ser. A(c)	Baa3	9.87%	12/31/49	1,775	2,083,262
Refco Finance Holdings LLC, Sr. Sub. Notes	B3	9.00%	08/01/12	600	640,500
Riggs Capital Trust	Ba2	8.625%	12/31/26	750	821,250
Riggs Capital Trust, Gtd. Notes	Ba2	8.625%	12/31/26	1,050	1,149,750
Riggs Capital Trust, Gtd. Notes	Ba2	8.875%	03/15/27	100	110,000
Volkswagen Insurance Co.	NR	3.60%	04/07/11	915	928,873

					13,251,479

Food & Beverage — 2.2%
Borden United States Finance Corp., Sr. Sec’d. Notes	B3	9.00%	07/15/14	150	157,500
Delhaize America Inc., Gtd. Notes	Ba1	8.125%	04/15/11	1,500	1,713,036
Ingles Markets, Inc., Gtd. Notes	Ba3	8.875%	12/01/11	1,050	1,131,375
Merisant Co., Sr. Sub. Notes	B3	9.75%	07/15/13	165	156,750
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	8.875%	08/01/11	1,000	1,077,500
Roundy’s, Inc., Sr. Sub. Notes, Ser. B	B2	8.875%	06/15/12	1,500	1,616,250
UGS Corp., Sr. Sub. Notes	B3	10.00%	06/01/12	275	299,750

					6,152,161

Forest & Paper — 2.4%
Abitibi Consolidated, Inc., Notes (Canada)	Ba2	7.875%	08/01/09	400	417,000
Abitibi-Consolidated, Inc., (Canada)	Ba2	8.55%	08/01/10	1,300	1,394,250
Abitibi-Consolidated, Inc., Debs. (Canada)	Ba2	8.85%	08/01/30	260	257,400
Abitibi-Consolidated, Inc., Notes (Canada)	Ba2	5.25%	06/20/08	375	363,281
Boise Cascade Corp., Sr. Notes	Ba2	7.00%	11/01/13	700	813,750
Georgia-Pacific Corp., Debs.	Ba3	7.25%	06/01/28	750	776,250
Georgia-Pacific Corp., Sr. Notes	Ba2	8.00%	01/15/14	100	114,000
Georgia-Pacific Corp., Sr. Notes	Ba3	8.00%	01/15/24	2,200	2,502,500

					6,638,431

Funeral Services — 0.1%
Alderwoods Group, Inc., Sr. Notes	B2	7.75%	09/15/12	275	290,813

Gaming — 2.1%
Mandalay Resort Group, Sr. Notes	Ba2	6.50%	07/31/09	1,000	1,037,500
Mandalay Resort Group, Sr. Sub. Deb.	Ba3	7.625%	07/15/13	980	1,038,800
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	75	86,250
MGM Mirage, Inc., Gtd. Notes	Ba1	6.00%	10/01/09	800	811,000
MGM Mirage, Inc., Gtd. Notes	Ba2	8.375%	02/01/11	1,150	1,269,312
Seneca Gaming Corp., Sr. Notes	B2	7.25%	05/01/12	610	629,825
Station Casinos, Inc., Sr. Notes	Ba3	6.00%	04/01/12	700	717,500
Station Casinos, Inc., Sr. Sub. Notes	B1	6.50%	02/01/14	225	228,938

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
					5,819,125

Hospitals/Hospital Management — 3.0%
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,122,500
HCA, Inc., Notes	Ba1	6.25%	02/15/13	300	309,219
HCA, Inc., Notes	Ba1	6.30%	10/01/12	300	311,031
HCA, Inc., Notes	Ba1	6.75%	07/15/13	1,600	1,700,960
HCA, Inc., Sr. Notes	Ba1	7.875%	02/01/11	650	735,094
Tenet Healthcare Corp., Sr. Notes	B3	6.375%	12/01/11	625	560,937
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	525	469,875
Tenet Healthcare Corp., Sr. Notes	B3	7.375%	02/01/13	1,950	1,833,000
Tenet Healthcare Corp., Sr. Notes	B3	9.875%	07/01/14	475	496,375
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	950	966,625

					8,505,616

Industrial — 0.9%
Airgas, Inc., Sr. Sub. Notes	Ba2	6.25%	07/15/14	950	950,000
FIMEP SA, Sr. Notes (France)	B1	10.50%	02/15/13	850	994,500
Freescale Semiconductor, Inc., Sr. Notes(c)	Ba2	4.38%	07/15/09	275	281,875
Freescale Semiconductor, Inc., Sr. Notes	Ba2	7.125%	07/15/14	175	182,000

					2,408,375

Lodging — 1.9%
Hilton Hotels Corp., Notes	Baa3	7.625%	12/01/12	1,225	1,424,062
Host Marriott Corp., Gtd. Notes	Ba3	7.875%	08/01/08	38	39,093
Host Marriott LP, Gtd. Notes, Ser. G	Ba3	9.25%	10/01/07	300	336,000
Host Marriott LP, Gtd. Notes, Ser. I	Ba3	9.50%	01/15/07	225	249,187
Host Marriott LP, Sr. Notes	Ba3	7.125%	11/01/13	750	787,500
Host Marriott LP, Sr. Notes, Ser. E	Ba3	8.375%	02/15/06	650	685,750
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	1,475	1,668,594

					5,190,186

Manufacturing — 1.3%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	1,490	1,639,000
SPX Corp., Sr. Notes	Ba3	6.25%	06/15/11	775	755,625
SPX Corp., Sr. Notes	Ba3	7.50%	01/01/13	1,200	1,219,500

					3,614,125

Marine — 0.2%
Horizon Lines LLC., Notes	B3	9.00%	11/01/12	620	654,100

Oil & Gas Exploration & Production — 11.4%
Chesapeake Energy Corp., Gtd. Notes	Ba3	8.125%	04/01/11	151	165,813
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	09/15/13	700	766,500
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	06/15/14	450	491,625
Coastal Corp., Notes	Caa1	6.375%	02/01/09	700	672,000
Coastal Corp., Notes	Caa1	7.75%	06/15/10	150	150,000
Coastal Corp., Sr. Debs.	Caa1	7.75%	10/15/35	400	344,000
Dynegy-Roseton Danskammer, Gtd. Notes	Caa2	7.27%	11/08/10	2,800	2,814,000
El Paso CGP Co., Debs.	Caa1	6.50%	06/01/08	500	487,500
El Paso CGP Co., Notes	Caa1	7.625%	09/01/08	2,400	2,418,000
El Paso Corp., Notes	Caa1	7.875%	06/15/12	150	148,875
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31	675	592,312
El Paso Energy, Sr. Notes	Caa1	7.375%	12/15/12	1,750	1,688,750
El Paso Natural Gas Co., Sr. Notes	B1	7.625%	08/01/10	750	802,500
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13	1,925	1,929,812
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	950	950,000
Evergreen Resources, Inc., Sr. Sub. Notes	Ba3	5.875%	03/15/12	1,125	1,158,750
Foundation Coal Co., Sr. Notes	B1	7.25%	08/01/14	135	143,438
Gaz Capital SA, Notes (Luxembourg)	Ba2	8.625%	04/28/34	100	106,250
GulfTerra Energy Partners LP, Gtd. Notes, Ser. B	BB-(f)	8.50%	06/01/10	324	377,055

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
GulfTerra Energy Partners LP, Gtd. Notes, Ser. B	BB-(f)	8.50%	06/01/11	167	187,666
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	1,850	1,988,750
MSW Energy Holdings Finance LLC, Sr. Sec’d. Notes, Ser. B	Ba2	7.375%	09/01/10	500	525,000
Newpark Resources, Inc., Gtd. Notes, Ser. B	B2	8.625%	12/15/07	875	892,500
NRG Energy, Inc.(g)	NR	1.07%	12/23/10	208	213,802
NRG Energy, Inc.	NR	5.50%	05/08/10	369	378,872
NRG Energy, Inc., Sr. Sub Notes(g)	B2	8.00%	12/15/13	1,975	2,115,719
PEMEX Project Funding Master Trust, Notes	Baa1	7.375%	12/15/14	250	272,500
Plains E&P Co., Sr. Notes	Ba2	7.125%	06/15/14	500	536,250
Premcor Refining Group, Inc., Gtd. Notes	Ba3	6.75%	05/01/14	300	310,500
Sesi LLC, Gtd. Notes	B1	8.875%	05/15/11	900	983,250
Sonat, Inc., Notes	Caa1	7.625%	07/15/11	300	295,500
The Williams Cos., Inc.	B3	8.75%	03/15/32	600	670,500
The Williams Cos., Inc., Notes	B3	7.625%	07/15/19	50	54,750
The Williams Cos., Inc., Notes	B3	7.875%	09/01/21	1,925	2,136,750
The Williams Cos., Inc., Notes	B3	8.125%	03/15/12	2,300	2,650,750
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25%	05/01/12	250	278,125
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875%	05/15/11	1,260	1,348,200

					32,046,564

Printing & Publishing — 2.5%
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	1,225	1,289,312
Dex Media West LLC, Sr. Notes	B1	8.50%	08/15/10	975	1,106,625
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	08/15/13	1,422	1,670,850
Mail-Well I Corp., Gtd. Notes	B1	9.625%	03/15/12	835	918,500
PRIMEDIA, Inc., Sr. Notes(c)	B3	7.08625	05/15/10	125	125,625
PRIMEDIA, Inc., Sr. Notes	B3	8.00%	05/15/13	1,595	1,517,244
PRIMEDIA, Inc., Sr. Notes	B3	8.875%	05/15/11	250	250,000

					6,878,156

Real Estate Investment Trust — 1.3%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,050,000
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	950	1,064,000
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	1,450	1,616,750

					3,730,750

Retail — 1.4%
AmeriGas Partners LP, Sr. Notes	NR	8.83%	04/19/10	150	170,376
AmeriGas Partners LP, Sr. Notes	B2	10.00%	04/15/06	200	219,000
AmeriGas Partners LP, Sr. Notes, Ser. B	B2	8.875%	05/20/11	550	606,375
Ferrellgas Partners LP	Ba3	6.75%	05/01/14	900	918,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	575	632,500
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	325	334,750
Toys “R” Us, Inc., Notes	Ba2	7.625%	08/01/11	750	750,000
Toys “R” Us, Inc., Notes	Ba2	7.875%	04/15/13	400	399,000

					4,030,001

Telecommunications — 10.9%
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	1,650	1,336,500
American Tower Escrow Corp., Disc. Notes	B3	0.00%	08/01/08	1,800	1,341,000
AT&T Corp., Sr. Notes	Ba1	8.05%	11/15/11	1,800	2,013,750
Cincinnati Bell, Inc., Gtd. Notes	B2	7.25%	07/15/13	1,140	1,097,250
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	700	638,750
Crown Castle International Corp, Sr. Notes	B3	10.75%	08/01/11	125	139,063
Crown Castle International Corp., Sr. Notes	B3	9.375%	08/01/11	1,200	1,380,000
Inmarsat Ventures PLC	NR	4.111%	10/10/10	750	752,672
Inmarsat Ventures PLC	NR	4.611%	10/10/11	750	755,274
Insight Midwest LP, Sr. Notes	B2	9.75%	10/01/09	550	574,750
Insight Midwest LP, Sr. Notes	B2	10.50%	11/01/10	1,340	1,467,300
MCI, Inc., Sr. Notes	NR	5.908%	05/01/07	150	148,688

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
MCI, Inc., Sr. Notes	NR	6.688%	05/01/09	2,466	2,376,607
Nextel Communications, Inc., Sr. Notes	Ba3	6.875%	10/31/13	3,090	3,213,600
Nextel Communications, Inc., Sr. Notes	Ba3	7.375%	08/01/15	400	430,000
Nextel Communications, Inc., Sr. Notes	Ba3	9.50%	02/01/11	166	188,085
Northwestern Bell Telephone Co., Deb. Notes	Ba3	6.25%	01/01/07	300	300,000
Northwestern Bell Telephone Co., Deb. Notes	Ba3	7.75%	05/01/30	750	678,750
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.25%	02/15/11	1,275	1,137,937
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.75%	02/15/31	75	57,375
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.90%	08/15/10	1,250	1,153,125
Qwest Communications International, Inc., Sr. Notes	B3	7.25%	02/15/11	2,000	1,895,000
Qwest Communications International, Inc., Sr. Notes	B3	7.50%	02/15/14	1,780	1,633,150
Qwest Corp., Notes(g)	NR	6.95%	06/30/10	1,250	1,232,031
Qwest Corp., Notes	Ba3	9.125%	03/15/12	1,350	1,485,000
Rogers Wireless Communications, Inc., Sr. Sec’d. Notes (Canada)	Ba3	6.375%	03/01/14	650	598,000
Rural Cellular Corp., Sec’d. Notes	B2	8.25%	03/15/12	725	737,688
Time Warner Telecom LLC, Sr. Notes	B3	9.75%	07/15/08	600	594,000
Time Warner Telecom, Inc., Sr. Notes(c)	B1	5.711%	02/15/11	200	198,000
Time Warner Telecom, Inc., Sr. Notes	B3	10.125%	02/01/11	600	576,000
Triton PCS, Inc., Gtd. Notes	B2	8.50%	06/01/13	570	517,275

					30,646,620

Tobacco — 1.4%
Commonwealth Brands, Inc., Sec’d. Notes	NR	10.625%	09/01/08	1,100	1,144,000
DIMON, Inc., Gtd. Notes, Ser. B	B1	9.625%	10/15/11	610	643,550
DIMON, Inc., Sr. Notes	B1	7.75%	06/01/13	655	638,625
North Atlantic Trading Co., Sr. Notes	B2	9.25%	03/01/12	1,500	1,440,000

					3,866,175

Utilities — 10.1%
AES Corp., Sr. Notes	B2	8.875%	02/15/11	1,150	1,279,375
AES Corp., Sr. Sec’d. Notes	B1	8.75%	05/15/13	2,445	2,756,737
AES Ironwood LLC, Sec’d. Notes	B2	8.857%	11/30/25	1,492	1,656,393
Allegheny Energy Supply Co. LLC	NR	5.83%	06/08/11	1,496	1,518,694
Allegheny Energy Supply Co. LLC	B3	8.25%	04/15/12	1	994
Centerpoint Energy, Inc., Sr. Notes, Ser. B	Ba2	7.25%	09/01/10	725	801,052
CMS Energy Corp., Sr. Notes	B3	7.50%	01/15/09	1,400	1,466,500
CMS Energy Corp., Sr. Notes	B3	7.75%	08/01/10	150	158,625
CMS Energy Corp., Sr. Notes	B3	8.90%	07/15/08	1,000	1,090,000
CMS Energy Corp., Sr. Notes	B3	9.875%	10/15/07	250	277,813
DPL, Inc.	Ba3	6.875%	09/01/11	825	874,500
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	1,300	1,378,000
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14	200	219,500
Homer City Funding LLC., Gtd. Notes	Ba2	8.734%	10/01/26	1,499	1,679,076
Invensys PLC, Second Lien Loan (United Kingdom)	NR	4.75%	12/30/09	500	516,250
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875%	03/15/11	500	512,500
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.375%	11/14/08	750	836,250
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	395,500
K2, Inc., Sr. Notes	Ba3	7.375%	07/01/14	100	106,000
Peabody Energy Corp., Gtd. Notes	Ba3	6.875%	03/15/13	1,775	1,917,000
PSE&G Energy Holdings LLC, Notes	Ba3	7.75%	04/16/07	1,625	1,734,687
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	950	1,071,125
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.625%	02/15/08	550	606,375
Rayovac Corp., Sr. Sub. Notes	B3	8.50%	10/01/13	350	379,750
Reliant Energy Mid Atlantic, Pass-Through Certs, Ser. B	B1	9.237%	07/02/17	394	429,729
Reliant Energy, Inc., Sec’d Notes	B1	9.25%	07/15/10	650	697,938
Reliant Resources, Inc., Sec’d Notes	B1	9.50%	07/15/13	725	787,531
Sierra Pacific Power Co.	Ba2	6.25%	04/15/12	875	892,500
South Point Energy Center LLC, Gtd. Notes	B2	8.40%	05/30/12	1,128	981,167

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	1,250	1,350,000

					28,371,561

Waste Management — 1.3%
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	8.50%	12/01/08	835	905,975
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	8.875%	04/01/08	585	634,725
Allied Waste North America, Inc., Gtd. Notes, Ser. B	B2	9.25%	09/01/12	325	361,563
Allied Waste North America, Inc., Sr. Notes	B2	6.125%	02/15/14	500	466,250
Allied Waste North America, Inc., Sr. Notes	B2	6.375%	04/15/11	750	729,375
Allied Waste North America, Inc., Sr. Notes	B2	7.875%	04/15/13	450	474,750

					3,572,638

TOTAL CORPORATE BONDS
(cost $229,049,604)					237,945,259

FOREIGN GOVERNMENT OBLIGATIONS — 6.6%
Cabinet Ministers Ukraine, (Ukraine)	B1	6.875%	03/04/11	300	294,750
Republic of Brazil, (Brazil)	B2	2.125%	04/15/12	94	87,294
Republic of Brazil, (Brazil)	B1	10.00%	08/07/11	75	82,763
Republic of Brazil, Ser. R (Brazil)	B2	8.00%	04/15/14	7,746	7,659,389
Republic of Guatemala, Notes (Guatemala)	Ba2	9.25%	08/01/13	500	550,000
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	1,100	1,155,000
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	950	1,071,125
Republic of Peru (Peru)	Ba3	5.00%	03/07/17	88	79,640
Republic of Peru (Peru)	Ba3	9.125%	02/21/12	2,600	2,886,000
Republic of Ukraine, Sr. Notes (Ukraine)	B1	11.00%	03/15/07	350	381,511
Russian Federation (Russia)	Baa3	5.00%	03/31/30	2,875	2,767,187
Russian Federation (Russia)	Baa3	11.00%	07/24/18	1,000	1,295,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(cost $17,485,403)					18,309,659

TOTAL LONG-TERM BONDS
(cost $246,535,007)					256,254,918

				Units
CERTIFICATES OF BENEFICIAL INTEREST
Aircraft Statutory Trust(e) (cost$0)				1,179	12

				Shares
COMMON STOCK
US Airways Group, Inc., (Class “A” Stock)(e) (cost $0)				64	52

TOTAL LONG-TERM INVESTMENTS
(cost $246,535,007)					256,254,982

				Principal Amount (000)
SHORT-TERM INVESTMENTS — 7.3%
COMMERCIAL PAPER — 2.2%
ABN-Amro Bank NA	NR	1.945%	01/31/05	$1,200	1,192,090
UBS AG	NR	1.85%	12/21/04	2,500	2,489,594
UBS AG	NR	1.94%	01/25/05	2,600	2,583,747

					6,265,431

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co.(b)		1.25%	10/01/04	1,755	1,755,428

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.5%
Federal National Mortgage Association, Disc Notes(d)	Aaa	1.93%	12/22/04	7,600	7,567,974
Federal National Mortgage Association, Disc. Notes(d)	Aaa	1.72%	11/10/04	3,600	3,593,591
United States Treasury Bills(d)(k)	Aaa	1.6325%	12/16/04	410	408,597
United States Treasury Bills(d)(k)	Aaa	1.646%	12/16/04	1,000	996,525

					12,566,687

TOTAL SHORT-TERM INVESTMENTS
(cost $20,587,536)					20,587,546

TOTAL INVESTMENTS — 98.6%
(cost $267,122,543)(i)					276,842,528

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)					(35,483)
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(j)					5,025
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%					4,069,109

NET ASSETS — 100.0%					$280,881,179

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,755,428 due 10/1/04. The value of the collateral including accrued interest was $1,800,786. Collateralized by United States Treasury or federal agency obligations.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2004.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Non-income producing security.

(f)	Standard & Poor’s rating.

(g)	Loan Participation Agreements

(h)	Outstanding forward foreign currency contract as of September 30, 2004 was as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at September 30, 2004	Unrealized Depreciation
Sold:
Euro expiring 10/25/04	$1,551,492	$1,586,975	$(35,483)

(i)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
267,176,968	11,455,824	1,790,264	9,665,560

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(j)	Open futures contracts as of September 30, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Depreciation
Long Positions:
134	Eurodollars	Sep 05	$32,511,684	$32,491,650	$(20,034)

(k)	Security segregated as collateral for futures contracts.

The SP PIMCO High Yield Portfolio entered into credit default swap agreements during the period. Details of the swap agreements outstanding as of September 30, 2004 were as follows:

Counterparty(a)	Termination Date	Notional Amount 000’s	Fixed Rate	Underlying Bond	Unrealized Appreciation
Goldman Sachs International	9/20/2005	800	1.75%	MCI, Inc., 6.69%, due 5/1/09	$3,729
Goldman Sachs International	9/20/2005	1,300	1.75%	MCI, Inc., 6.69%, due 5/1/09	6,066
Merrill Lynch International	1/7/2005	1,500	1.04%	Russian Federation, 5.00%, due 3/31/30	1,529

					11,324

(a)	Portfolio pays the floating rate and pays to the counterparty par in the event the underlying bond defaults.

The SP PIMCO High Yield Portfolio entered into interest rate swap agreements during the period. Details of the swap agreements outstanding as of September 30, 2004 were as follows:

Counterparty(a)	Termination Date	Notional Amount 000’s	Fixed Rate	Floating Rate	Unrealized Depreciation
Goldman Sachs & Co.	12/15/2024	7,100	6.0%	3 month LIBOR	$(24,518)

(a)	Portfolio pays the fixed rate and receives the floating rate.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP PIMCO TOTAL RETURN PORTFOLIO

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 76.9%
LONG-TERM BONDS — 76.9%
ASSET BACKED SECURITIES — 0.4%
AmeriQuest Mortgage Securities, Inc., Series 2004-X2, Cl. A1(b)	Aaa	2.40%	06/25/34	$3,938	$3,938,309
Block Mortgage Finance, Inc., Series 1998-2(b)	Aaa	2.02%	08/25/28	43	42,333
Brazos Student Loan Finance Corp., Series 1998-A(b)	Aaa	2.71%	06/01/23	239	241,851
First Nationwide Trust, Series 2001-4	AAA(c)	8.50%	09/25/31	25	25,577

					4,248,070

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Banc of America Mortgage Securities, Series 2004-2	Aaa	6.50%	10/25/31	675	684,974
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-05	Aaa	5.94%	06/25/32	507	507,830
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11	Aaa	5.64%	02/25/33	905	906,105
Citibank Omni Master Trust, Series 2002-4, Cl. A(b)	Aaa	1.89%	08/18/09	1,300	1,301,326
Countrywide Home Loans, Series 2002-7(b)	Aaa	5.45%	05/19/32	137	139,373
Federal Home Loan Mortgage Corp., Series 2535	Aaa	5.00%	09/15/16	2,848	2,910,976
Federal National Mortgage Association, Series 2001-29	Aaa	6.50%	07/25/31	370	389,973
Government Lease Trust, Series 1999-C1A	A(c)	4.00%	05/18/11	1,500	1,439,730
Government National Mortgage Association, Series 2000-14(b)	Aaa	2.43%	02/16/30	53	53,058
Homeside Mortgage Securities Trust, Series 2001-1(b)	Aaa	1.82%	01/20/27	103	102,114
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2(b)	Aaa	4.50%	01/25/32	28	27,907
Master Asset Securitization Trust, Series 2003-7	AAA(c)	5.50%	09/25/33	4,100	4,077,560
Mellon Residental Funding Corp., Series 1999-TBC2	AAA(c)	2.79%	07/25/29	70	70,198
ML CLO, Series A-1X	Aaa	2.26%	06/23/10	1,634	1,623,538
Mortgage Capital Funding, Inc., Series 1996-MC1	AAA(c)	7.90%	02/15/06	166	174,935
Residential Funding Mortgage Securities I, Series 2003-S9	Aaa	6.50%	03/25/32	1,377	1,402,153
Structured Asset Mortgage Investments, Inc., Series 1999-1(b)	AAA(c)	6.52%	06/25/29	48	48,549
Washington Mutual, Inc., Series 2002-AR2(b)	Aaa	3.07%	02/27/34	1,915	1,921,318
Washington Mutual, Inc., Series 2003-AR1(b)	Aaa	5.41%	02/25/33	691	697,932

					18,479,549

CORPORATE BONDS — 10.3%
Airlines
United Air Lines, Inc., Pass-Through Certs. Series A-4(a)	NR	9.21%	01/21/17	200	80,856

Auto - Cars & Trucks — 0.4%
DaimlerChrysler North America Holdings	A3	7.40%	01/20/05	3,480	3,531,539

Financial Services — 5.8%
AIG Sunamerica, M.T.N.	Aaa	1.20%	01/26/05	652,000	5,936,415
Citigroup, Inc.	Aa1	1.275%	12/28/04	24,000	218,365
European Investment Bank, M.T.N.	Aaa	0.875%	11/08/04	333,000	3,022,878
General Motors Acceptance Corp.	A3	6.875%	09/15/11	2,500	2,622,557
General Motors Acceptance Corp., M.T.N.(b)	A3	2.60%	05/18/06	3,000	3,006,801
General Motors Acceptance Corp., M.T.N.(b)	A3	2.88%	10/20/05	2,600	2,620,428
General Motors Acceptance Corp., M.T.N.(b)	A3	3.63%	05/19/05	200	201,738
HSBC Bank USA(b)	Aa2	1.98%	09/21/07	4,300	4,295,743
International Bank	Aaa	4.75%	12/20/04	370,000	3,388,967
Morgan Stanley Warehouse Facilities	NR	1.92%	07/06/05	29,800	29,780,183
PEMEX Master Trust	Baa1	7.375%	12/15/14	300	327,000
PEMEX Master Trust	Baa1	8.625%	02/01/22	500	568,500
PEMEX Master Trust	Baa1	9.125%	10/13/10	2,000	2,380,000

					58,369,575

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Mining — 0.4%
Alcan Corp.(b)	Baa1	2.10%	12/08/04	4,000	3,999,660

Oil & Gas — 0.5%
El Paso Corp.	Caa1	7.00%	05/15/11	200	193,000
El Paso Energy Corp., M.T.N.	Caa1	7.75%	01/15/32	2,240	1,954,400
El Paso Energy Corp., M.T.N.	Caa1	7.80%	08/01/31	1,250	1,096,875
Petroleos Mexicanos, (Mexico)	Baa1	9.25%	03/30/18	1,700	2,069,750

					5,314,025

Telecommunications — 1.2%
AT&T Corp.(f)	Ba1	8.05%	11/15/11	500	559,375
Qwest Capital Funding, Inc.	Caa2	7.25%	02/15/11	200	178,500
Qwest Corp.	Ba3	1.00%	03/15/12	1,650	1,815,000
SBC Communications, Inc.	A1	4.25%	06/05/05	9,100	9,208,017

					11,760,892

Utility - Electric — 1.7%
Entergy Gulf States, Inc.(b)	Baa3	2.81%	06/18/07	3,500	3,515,473
Pacific Gas & Electric Corp.(b)	Baa2	2.30%	04/03/06	4,400	4,404,044
PP&L Capital Funding, Inc., Series C, M.T.N.	Baa3	7.75%	04/15/05	2,300	2,357,562
PPL Capital Funding, Inc., Trust I	Ba1	7.29%	05/18/06	4,400	4,634,476
TXU Energy Co. LLC.(b)	Baa2	2.38%	01/17/06	2,200	2,205,269

					17,116,824

Waste Management — 0.3%
Waste Management, Inc.	Baa3	7.00%	10/15/06	2,775	2,975,780

TOTAL CORPORATE BONDS
(cost $102,619,515)					103,149,151

FOREIGN GOVERNMENT BONDS — 13.7%
Federal Republic of Brazil, (Brazil)	B1	2.00%	04/15/06	1,120	1,120,000
Federal Republic of Brazil, (Brazil)	B1	2.0625%	04/15/09	206	201,258
Federal Republic of Brazil, (Brazil)	B1	8.00%	04/15/14	12,431	12,292,131
Federal Republic of France, (France)	Aaa	5.00%	04/25/12	5,700	7,652,831
Federal Republic of Germany, (Germany)	Aaa	3.75%	01/04/09	19,000	24,140,753
Federal Republic of Germany, (Germany)	Aaa	4.50%	01/04/13	650	844,436
Federal Republic of Germany, (Germany)	Aaa	5.25%	01/04/11	25,000	33,999,749
Federal Republic of Germany, (Germany)	Aaa	5.625%	01/04/28	7,900	11,229,605
Federal Republic of Germany, (Germany)	Aaa	6.50%	07/04/27	1,100	1,733,025
Federal Republic of Italy, (Italy)	Aa2	5.00%	12/15/04	134,000	1,227,356
Federal Republic of Panama, (Panama)	Ba1	8.25%	04/22/08	1,800	1,980,000
Federal Republic of Panama, (Panama)	Ba1	8.875%	09/30/27	750	787,500
Federal Republic of Peru, (Peru)	Ba3	9.125%	01/15/08	500	564,250
Federal Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	2,500	2,875,000
Russian Federation, (Russia)	Baa3	5.00%	03/31/30	12,950	12,464,375
United Kingdom Treasury Stock, (United Kingdom)	Aaa	5.00%	09/07/14	7,200	13,199,427
United Kingdom Treasury Stock, (United Kingdom)	Aaa	5.75%	12/07/09	4,100	7,749,301
United Mexican States, (Mexico)	Baa2	5.875%	01/15/14	3,875	3,933,125

					137,994,122

MUNICIPAL BONDS — 3.5%
Chicago, IlI., G.O., Proj. & Ref., Ser. A, M.B.I.A.	Aaa	5.00%	01/01/41	300	301,881
Clark Cnty. Nev., Bond Bank, G.O., M.B.I.A.	Aaa	5.00%	06/01/32	3,000	3,045,240
Dallas, TX Indpt. Sch. Dist.	Aaa	5.00%	02/15/21	2,000	2,097,240
Georgia St., Rd. & Thrwy. Auth. Rev.	Aaa	5.00%	03/01/21	700	747,124
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.25%	06/01/33	2,500	2,363,250
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.75%	06/01/39	2,000	1,932,360
Honolulu Hawaii City & Cnty., G.O., Ser. A, M.B.I.A.	Aaa	5.00%	07/01/23	3,075	3,222,323
Massachusetts St. Wtr. Res. Auth., Ser. J, F.S.A.	Aaa	5.00%	08/01/32	2,500	2,539,350
New Jersey Econ. Dev. Auth. Rev., Ser. I, F.G.I.C., T.C.R.S.	AAA(c)	5.00%	09/01/26	2,890	2,992,797

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
North East Indpt. Sch. Dist., Texas, G.O.	Aaa	5.00%	08/01/29	1,000	1,018,610
Pierce Cnty. Washington Sch. Dist., G.O., F.S.A.	Aaa	5.00%	12/01/23	3,000	3,133,140
Salt River Proj., Ariz., Agricultural Impvt. & Pwr. Dist. Elec. Sys. Rev., Ser. B	Aa2	4.75%	01/01/32	2,000	2,001,220
South Carolina St. Hwy., Ser. B	Aaa	5.00%	04/01/17	2,000	2,159,400
Tobacco Settlement Fin. Corp., NJ	Baa3	6.375%	06/01/32	2,000	1,854,660
Tobacco Settlement Fin. Corp., NY, Asset Bkd., Ser. A-1	A3	5.50%	06/01/15	2,000	2,175,020
Tobacco Settlement Fin. Corp., RI, Asset Bkd., Ser. A	Baa3	6.25%	06/01/42	400	355,520
Tobacco Settlement Fin. Corp., RI, Ser. A	Baa3	6.125%	06/01/32	1,205	1,087,501
Triborough Bridge & Tunnel Auth., NY, Rev., Rfdg., Ser. B	Aa3	5.00%	11/15/32	1,860	1,890,950

					34,917,586

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 21.7%
United States Treasury Bonds		2.375%	01/15/25	4,622	4,815,281
United States Treasury Bonds		6.25%	02/15/07-08/15/23	17,500	19,565,035
United States Treasury Bonds		8.125%	08/15/19	150	205,353
United States Treasury Bonds		9.125%	05/15/18	1,800	2,632,851
United States Treasury Bonds		11.25%	02/15/15	1,850	2,943,596
United States Treasury Notes		1.625%	04/30/05	18,900	18,857,173
United States Treasury Notes		2.00%	01/15/14	20,399	20,887,752
United States Treasury Notes		2.75%	08/15/07	20,000	19,945,320
United States Treasury Notes(e)		3.375%	01/15/07	4,842	5,172,943
United States Treasury Notes		3.625%	01/15/08	36,580	40,116,010
United States Treasury Notes		4.875%	02/15/12	30,300	32,290,801
United States Treasury Notes		5.00%	08/15/11	29,970	32,209,568
United States Treasury Strip I/O		0.00%	02/15/15-02/15/22	41,950	19,163,009

					218,804,692

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES — 25.5%
Federal National Mortgage Association(b)		4.099%	05/01/36	162	165,946
Federal National Mortgage Association		4.50%	06/01/33-09/01/33	11,000	10,621,953
Federal National Mortgage Association		4.50%	TBA	45,500	43,807,946
Federal National Mortgage Association(b)		4.766%	12/01/36	3,833	3,935,009
Federal National Mortgage Association		5.00%	12/01/18-02/01/19	967	983,915
Federal National Mortgage Association		5.50%	TBA	121,500	123,094,687
Federal National Mortgage Association		5.50%	TBA	13,200	13,695,000
Federal National Mortgage Association(i)		5.937%	11/01/11	970	1,055,736
Federal National Mortgage Association		6.00%	04/01/16-01/01/23	4,061	4,256,630
Government National Mortgage Association(b)		3.375%	04/20/25-05/20/25	112	113,757
Government National Mortgage Association		4.50%	09/15/33	59	57,374
Government National Mortgage Association(b)		4.75%	08/20/24-08/20/27	340	346,227
Government National Mortgage Association		5.50%	TBA	53,000	53,894,375
Government National Mortgage Association		9.00%	07/15/30-10/15/30	12	13,144

					256,041,699

TOTAL LONG-TERM BONDS
(cost $768,620,117)					773,634,869

WARRANTS(j) — 0%
Mexico Value, Ser. B				1,000	19,000
Mexico Value, Ser. D				1,000	23,000
Mexico Value, Ser. E				1,000	20,500

TOTAL WARRANTS(j)					62,500

TOTAL LONG-TERM INVESTMENTS
(cost $768,620,117)					773,697,369

SHORT-TERM INVESTMENTS — 52.2%
OTHER CORPORATE OBLIGATIONS — 42.9%
ABN-Amro Bank NA	PRIM1	1.94%	01/31/05	22,900	22,749,445
Altria Group, Inc.	NR	2.3938%	10/29/04	7,000	7,000,000
ASB Bank Ltd.	NR	1.85%	12/15/04	1,300	1,294,990
Bank of Ireland Governor & Co.	Aa3	1.785%	12/08/04	27,000	26,908,965

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Ireland Governor & Co.	Aa3	1.84%	12/17/04	2,900	2,888,587
Barclays US Funding Corp.	NR	1.855%	12/16/04-12/21/04	30,000	29,875,457
CBA Delaware Finance, Inc.	PRIM1	1.485%	10/08/04	26,200	26,192,435
CDC Commercial Property Corp.	NR	1.48%	10/05/04	19,400	19,396,810
CDC Commercial Property Corp.	PRIM1	1.67%	11/23/04	1,000	997,541
Citibank New York N.A.	NR	1.75%	12/07/04	19,400	19,400,000
Danske Corp.	PRIM1	1.51%	10/12/04	3,100	3,098,570
Danske Corp.	PRIM1	1.58%	10/29/04	16,600	16,579,600
Danske Corp.	PRIM1	1.645%	11/19/04	700	698,433
Danske Corp.	PRIM1	1.665%	11/22/04	100	99,759
Danske Corp.	PRIM1	1.79%	12/20/04	2,600	2,589,658
Danske Corp.	PRIM1	1.845%	12/20/04	6,900	6,871,710
Delphi Auto Systems	NR	2.02%	10/01/04	4,500	4,499,781
Ford Motor Credit Corp.	NR	2.52%	04/07/05	2,700	2,664,468
General Electric Capital Corp.	PRIM1	1.61%	11/16/04	1,600	1,596,709
General Electric Capital Corp.	PRIM1	1.80%	12/15/04	27,100	26,998,375
General Motors Acceptance Corp.	NR	2.362%	03/21/05	1,500	1,483,171
General Motors Acceptance Corp.	NR	2.495%	04/05/05	3,500	3,454,882
General Motors Acceptance Corp.	NR	2.535%	04/05/05	1,000	986,902
HBOS Treasury Services PLC	NR	1.575%	11/09/04	3,000	2,994,881
HBOS Treasury Services PLC	NR	1.635%	11/09/04	26,400	26,353,239
HBOS Treasury Services PLC	NR	1.715%	11/30/04	200	199,428
HBOS Treasury Services PLC	NR	1.85%	12/20/04	400	398,356
HBOS Treasury Services PLC	NR	1.955%	01/25/05	100	99,370
ING US Funding LLC	NR	1.665%	11/23/04	6,900	6,883,086
Rabobank USA Financial Corp.	NR	1.95%	01/26/05	9,200	9,141,695
Rabobank USA Financial Corp.	NR	1.97%	01/27/05	7,300	7,252,862
Royal Bank of Scotland	PRIM1	1.595%	10/18/04	400	399,699
Royal Bank of Scotland	PRIM1	1.60%	10/29/04	26,300	26,267,271
Royal Bank of Scotland	PRIM1	1.63%	10/25/04-11/03/04	2,800	2,795,898
Royal Bank of Scotland	PRIM1	1.69%	11/29/04	100	99,723
Royal Bank of Scotland	PRIM1	1.835%	12/20/04	300	298,776
Spintab Swedmortgage	NR	1.96%	01/26/05	27,500	27,324,825
Stadshypotek Delaware, Inc.	NR	1.51%	10/07/04	1,600	1,599,597
Stadshypotek Delaware, Inc.	NR	1.585%	11/08/04	1,000	998,327
Stadshypotek Delaware, Inc.	NR	1.85%	12/20/04	500	497,945
Svenska Handelsbanken	PRIM1	1.66%	11/22/04	16,250	16,211,036
Svenska Handelsbanken	PRIM1	1.79%	12/08/04	13,100	13,055,708
UBS Finance, Inc.	NR	1.63%	11/16/04	8,800	8,781,672
UBS Finance, Inc.	NR	1.665%	11/23/04	100	99,755
UBS Finance, Inc.	NR	1.69%	11/29/04	300	299,169
UBS Finance, Inc.	NR	1.785%	12/14/04	20,500	20,414,679
UBS Finance, Inc.	NR	1.835%	12/22/04	200	199,164
UBS Finance, Inc.	NR	1.85%	12/21/04	100	99,584
UBS Finance, Inc.	PRIM1	1.93%	01/24/05	100	99,383
UBS Finance, Inc.	NR	1.94%	01/25/05	100	99,375
Westpactrust Securities, Ltd.	NR	1.66%	11/22/04	27,000	26,905,253
Westpactrust Securities, Ltd.	NR	1.865%	12/23/04	3,100	3,086,671

					431,282,675

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 8.2%
Federal Home Loan Mortgage Corp., Discount Notes(i)		1.608%	11/02/04	9,600	9,586,517
Federal National Mortgage Association, Discount Notes(i)		1.567%	10/20/04	9,600	9,592,223
Federal National Mortgage Association, Discount Notes(i)		1.774%	11/15/04	27,200	27,140,840
Federal National Mortgage Association, Discount Notes(i)		1.838%	12/15/04	19,800	19,725,750
United States Treasury Bills		1.55%	12/02/04	500	498,665
United States Treasury Bills		1.557%	12/02/04	140	139,417
United States Treasury Bills		1.575%	12/02/04	500	497,919
United States Treasury Bills(e)		1.60%	12/16/04	500	498,289

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
United States Treasury Bills(e)	1.613%	12/16/04	265	264,093
United States Treasury Bills(e)	1.625%	12/16/04	2,200	2,192,472
United States Treasury Bills(e)	1.63%	12/16/04	7,090	7,065,738
United States Treasury Bills(e)	1.64%	12/16/04	500	498,289
United States Treasury Bills(e)	1.643%	12/16/04	500	498,289
United States Treasury Bills(e)	1.645%	12/16/04	900	896,920
United States Treasury Bills(e)	1.649%	12/16/04	530	528,187
United States Treasury Bills(e)	1.655%	12/16/04	1,100	1,096,236
United States Treasury Bills(e)	1.658%	12/16/04	1,670	1,664,285
United States Treasury Bills(e)	1.669%	12/16/04	50	49,829

				82,433,958

REPURCHASE AGREEMENT — 0.9%
State Street Bank & Trust Co. (d) (cost $ 9,157,617)	1.25%	10/01/04	9,158	9,157,617
OUTSTANDING OPTIONS PURCHASED — 0.2%
			Contracts / National (000)
Call Options — 0.1%
Swap Option 3 month LIBOR, expiring 4/27/09 @ $ 5.75			9,800	795,446
Swap Option 3 month LIBOR, expiring 5/2/08 @ $ 5.75			7,800	653,328

				1,448,774

Put Options — 0.1%
Euro Futures, expiring 12/13/04 @ $ 94.75			30,000	750
Euro Futures, expiring 12/13/04 @ $ 95.25			43,750	1,094
Euro Futures, expiring 3/14/05 @ $ 93.25			350	0
Euro Futures, expiring 9/19/05 @ $ 93.75			750	3,000
Germany Federal Republic 5 Yr. Notes, expiring 11/23/04 @ $ 105.5			1,021	12,681
Swap Option 3 month LIBOR, expiring 4/27/09 @ $ 6.25			13,100	767,712
Swap Option 3 month LIBOR, expiring 5/2/08 @ $ 6.25			4,500	241,524

				1,026,761

				2,475,535

TOTAL SHORT-TERM INVESTMENTS
(cost $522,914,846)				522,874,250

TOTAL PURCHASED OPTIONS
(cost $2,193,841)				2,475,535

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT-129.1%
(cost $1,293,728,804(k))				1,299,047,154

OUTSTANDING OPTIONS WRITTEN(a) — (0.2%)
			Contracts / National (000)
Call Options — (0.2%)
Swap Option 3 month LIBOR, expiring 1/7/05 @ $ 5.0			11,500	(513,625)
Swap Option 3 month LIBOR, expiring 10/7/04 @ $ 4.0			6,200	0
Swap Option 3 month LIBOR, expiring 10/7/04 @ $ 4.0			12,800	0
Swap Option 3 month LIBOR, expiring 7/3/06 @ $ 4.0			35,300	(447,992)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $ 4.0			59,200	(665,882)
United States Treasury 10 Yr. Notes, expiring 11/26/04 @ $ 114.0			197	(113,891)
United States Treasury 10 Yr. Notes, expiring 11/26/04 @ $ 115.0			196	(64,312)

				(1,805,702)

Put Options
Swap Option 3 month LIBOR, expiring 1/7/05 @ $ 7.0			3,500	(7)
Swap Option 3 month LIBOR, expiring 1/7/05 @ $ 7.0			8,000	(16)
Swap Option 3 month LIBOR, expiring 10/7/04 @ $ 6.0			6,200	0
Swap Option 3 month LIBOR, expiring 10/7/04 @ $ 6.0			12,800	0
Swap Option 3 month LIBOR, expiring 7/3/06 @ $ 6.0			35,300	(534,442)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $ 7.0			59,200	(104,429)
United States Treasury 10 Yr. Notes, expiring 11/26/04 @ $ 103.0			332	(5,187)
United States Treasury 10 Yr. Notes, expiring 11/26/04 @ $ 108.0			42	(3,938)
United States Treasury 10 Yr. Notes, expiring 11/26/04 @ $109.0			154	(24,062)

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
				(672,081)

TOTAL OUTSTANDING OPTIONS WRITTEN(a)
(premium received $5,402,662)				(2,477,783)

INVESTMENTS SOLD SHORT — (20.4%)
U.S. Government & Agency Obligations
Federal National Mortgage Association	5.50%	TBA	(26,400)	(27,332,250)
Federal National Mortgage Association	6.00%	TBA	(2,500)	(2,585,155)
United States Treasury Notes	3.00%	11/15/07	(6,300)	(6,318,459)
United States Treasury Notes	3.625%	05/15/13	(62,400)	(60,874,133)
United States Treasury Notes	3.875%	02/15/13	(26,600)	(26,433,750)
United States Treasury Notes	4.00%	11/15/12-02/15/14	(34,950)	(35,030,623)
United States Treasury Notes	4.25%	08/15/14	(20,000)	(20,209,380)
United States Treasury Notes	4.375%	05/15/07-08/15/12	(25,500)	(26,338,116)

TOTAL INVESTMENTS SOLD SHORT
(proceeds received $203,713,507)				(205,121,866)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT—108.5%
(cost $1,084,612,635)				1,091,447,505
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS 0.2%(h)				(1,023,516)
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(g)				(180,860)
UNREALIZED DEPRECIATION ON INTEREST RATE SWAPS, NET(l)				(855,797)
UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS, NET(m)				21,283
LIABILITIES IN EXCESS OF OTHER ASSETS (8.7%)				(83,007,767)

TOTAL NET ASSETS – 100%				$1,006,400,848

The following abbreviations are used in portfolio descriptions:

F.G.I.C.	Financial Guaranty Insurance Company
F.S.A.	Financial Security Assurance
G.O.	General Obligation
I/O	Interest Only
M.B.I.A.	Municipal Bond Insurance Association
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis
T.C.R.S.	Transferable Custodial Receipts

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Rate shown reflects current rate on variable rate instrument.

(c)	Standard & Poor’s rating.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $9,157,935 due 10/1/04. The value of the collateral including accrued interest was $9,456,000. The collateral consists of United States Treasury or Federal Agency Obligations.

(e)	Security segregated as collateral for futures contracts.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
37	German 10 Yr Fed Bonds	Dec 04	$5,302,632	$5,314,580	$11,948
1,021	German 5 Yr Fed Bonds	Dec 04	140,927,097	141,378,458	451,361
40	Euribor	Dec 04	452	0	(452)
25	Euribor	Jun 05	388	0	(388)
100	Euribor	Dec 04	15523	0	(1,553)
106	LIBOR	Dec 04	22,887,397	22,784,886	(102,511)
60	LIBOR	Mar 05	13,074,645	12,891,677	(182,968)
50	LIBOR	Dec 04	565	0	(565)
66	UK Treasury Bonds	Dec 04	12,759,769	12,859,051	99,282
11	Japanese 10 Yr Fed Bonds	Dec 04	13,624,734	13,770,086	145,352
200	Eurodollars	Dec 04	48,850,000	48,847,500	(2,500)
282	Eurodollars	Jun 05	68,464,447	68,540,100	75,653
417	Eurodollars	Sep 05	101,120,677	101,112,075	(8,602)
2,391	U.S. Treasury 10 Yr Notes	Dec 04	266,906,169	269,286,375	2,380,206

					2,864,263
Short Positions:
45	LIBOR	Dec 05	35,626	9,670	25,956
86	Eurodollars	Jun 05	20,787,268	20,902,300	(115,032)
205	U.S. Treasury Bond	Dec 04	22,540,391	23,004,844	(464,453)
1,349	U.S. Treasury 5 Yr Notes	Dec 04	149,504,616	149,401,750	102,866

					(450,663)

					$2,413,600

(h)	Outstanding forward foreign currency contracts as of September 30, 2004 were as follows:

Forward Foreign Currency Contracts	Value at Settlement Date	Value at September 30, 2004	Unrealized Appreciation/ Depreciation
Bought:
Pound Sterling expiring 10/28/04	$713,089	$720,339	$7,250

Sold:
Eurodollars expiring 10/25/04	37,880,442	38,746,766	(866,324)
Pound Sterling expiring 10/28/04	8,480,822	8,636,852	(156,030)
Japanese Yen expiring 10/27/04	2,876,230	2,884,642	(8,412)

			(1,030,766)

			$(1,023,516)

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Non-income producing security.

(k)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$1,299,347,382	$6,877,495	$7,177,723	$(300,228)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(l)	The SP PIMCO Total Return Portfolio entered into interest rate swap agreements during the period ended September 30, 2004. Details of the swap agreements outstanding as of September 30, 2004 were as follows:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC (a)	12/15/24		$9,200	6.00%	3 month LIBOR	$(935,762)
Barclays Capital (a)	6/18/34	GBP	1,000	5.00%	6 month LIBOR	(28,656)
Barclays Capital (b)	6/15/08	GBP	2,000	5.00%	6 month LIBOR	28,938
Barclays Capital (b)	12/15/06		$9,950	4.00%	3 month LIBOR	101,083
Barclays Capital (a)	3/15/32	GBP	8,100	5.00%	6 month LIBOR	(61,812)
Barclays Capital (a)	6/18/34	GBP	4,300	5.00%	6 month LIBOR	(110,185)
Barclays Capital (b)	3/15/07	EUR	2,200	4.00%	6 month Euribor	21,101
Citibank N.A. London (a)	6/17/12	EUR	5,600	5.00%	6 month Euribor	(610,379)
Goldman Sachs & Co. (a)	6/15/12	JPY	130,000	2.00%	6 month LIBOR	(40,692)
Goldman Sachs & Co. (a)	6/15/12	JPY	129,100	2.00%	6 month LIBOR	(19,454)
J.P. Morgan (b)	3/17/05	GBP	13,500	4.00%	6 month LIBOR	(39,885)
J.P. Morgan (b)	12/21/07	EUR	8,700	4.00%	6 month Euribor	39,628
J.P. Morgan (b)	6/18/34	EUR	6,200	6.00%	6 month Euribor	164,889
J.P. Morgan (b)	6/18/34	EUR	300	6.00%	6 month Euribor	7,179
J.P. Morgan (b)	6/18/34	EUR	1,400	6.00%	6 month Euribor	40,374
J.P. Morgan (b)	6/18/34	EUR	1,400	6.00%	6 month Euribor	25,434
J.P. Morgan (b)	6/18/34	EUR	900	6.00%	6 month Euribor	15,684
J.P. Morgan (a)	6/18/34	GBP	600	5.00%	6 month LIBOR	(7,580)
J.P. Morgan (b)	3/15/32	EUR	9,700	6.00%	6 month Euribor	65,709
J.P. Morgan (b)	6/15/08	GBP	87,500	5.00%	6 month LIBOR	210,112
J.P. Morgan (b)	9/17/10	EUR	5,100	4.00%	6 month Euribor	35,674
J.P. Morgan (b)	12/17/08		$13,500	4.00%	3 month LIBOR	132,612
Merrill Lynch & Co. (b)	3/15/07	EUR	600	4.00%	6 month Euribor	7,167
Morgan Stanley (a)	6/15/12	JPY	790,000	2.00%	6 month LIBOR	(188,928)
Lehman Brothers (a)	12/15/31	EUR	3,000	5.50%	6 month Euribor	(387,211)
UBS Warburg (b)	12/16/19		$26,400	6.00%	3 month LIBOR	(90,388)
UBS Warburg (b)	12/15/09		$23,600	4.00%	3 month LIBOR	557,333
UBS Warburg (a)	6/18/34	GBP	200	5.00%	6 month LIBOR	(4,178)
UBS Warburg (b)	12/15/09		$43,500	4.00%	3 month LIBOR	1,086,012
UBS Warburg (b)	12/15/09		$16,100	4.00%	3 month LIBOR	310,340

UBS Warburg (b)	12/15/09		$31,900	4.00%	3 month LIBOR	651,902
UBS Warburg (a)	6/15/12	JPY	250,000	2.00%	6 month LIBOR	(78,930)
UBS Warburg (a)	6/15/12	JPY	125,000	2.00%	6 month LIBOR	(37,682)
UBS Warburg (a)	6/18/34	GBP	1,000	5.00%	6 month LIBOR	(15,346)
UBS Warburg (b)	9/17/10	EUR	2,000	4.00%	6 month Euribor	13,990
UBS Warburg (a)	12/16/14		$21,200	5.00%	3 month LIBOR	127,533
UBS Warburg (b)	9/15/05		$3,700	3.25%	3 month LIBOR	5,787
UBS Warburg (a)	12/15/14	EUR	34,100	5.00%	6 month Euribor	(1,847,210)

						$(855,797)

(a)	Portfolio pays the fixed rate and receives the floating rate.

(b)	Portfolio pays the floating rate and receives the fixed rate.

(m)	The SP PIMCO Total Return Portfolio entered into credit default swap agreements during the period ended September 30, 2004. Details of the swap agreements outstanding as of September 30, 2004 were as follows:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$2,700	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(3,030)
Morgan Stanley	12/20/08	300	0.26%	Allstate Corp., 6.125%, due 2/15/12	(394)
Merrill Lynch	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5.0%, due 10/1/12	414
UBS	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	64,008
Bear Stearns	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 5/15/08	(9,109)
Bear Stearns	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(2,862)
UBS	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 4/15/08	(1,809)
Bear Stearns	12/20/08	800	0.19%	Caterpillar Inc., 7.250%, due 9/15/09	2,155
Lehman Brothers	12/20/08	700	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(840)
Lehman Brothers	12/20/08	100	0.24%	Costco Wholesale Corp., 5.50%, due 3/15/07	(200)
Morgan Stanley	12/20/08	800	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(1,958)
Bear Stearns	12/20/08	800	0.24%	Deere & Co., 7.85%, due 5/15/10	882
Merrill Lynch	12/20/08	200	0.35%	Devon Financing Corp., 6.875%, due 9/30/11	270
Merrill Lynch	12/20/08	1,400	0.35%	Devon Financing Corp., 6.875%, due 9/30/11	5,692
Bank of America, N.A.	12/20/08	1,700	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	532
Bank of America, N.A.	12/20/08	200	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	(13)
Citibank, N.A., London	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(7,618)
Citibank, N.A., London	12/20/08	300	0.28%	Eaton Corp., 5.75%, due 7/15/12	(507)
Barclays	12/20/08	2,300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 3/15/12	3,462
Barclays Bank PLC	12/20/08	300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 3/15/12	784
Morgan Stanley	12/20/08	1,600	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(1,246)
Morgan Stanley	12/20/08	200	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(23)
Morgan Stanley	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 8/15/10	(942)
Citibank, N.A., London	12/20/08	1,700	0.29%	FedEx Corp., 7.25%, due 2/15/11	6,255
Citibank, N.A., London	12/20/08	200	0.29%	FedEx Corp., 7.25%, due 2/15/11	983
Merrill Lynch	12/20/08	100	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	(144)
Merrill Lynch	12/20/08	500	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	1,581
Bear Stearns	6/20/05	26,250	0.55%	General Motors Acceptance Corp., 6.875%, due 8/28/12	6,407
Bear Stearns(b)	6/20/05	27,500	0.69%	General Motors Corp., 7.125%, due 7/15/13	27,279
Lehman Brothers	12/20/08	900	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(14,161)
Lehman Brothers	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(607)

Bear Stearns	12/20/08	2,200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(5,210)
Bear Stearns	12/20/08	300	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(320)
Merrill Lynch	12/20/08	1,200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	367
Merrill Lynch	12/20/08	200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	127
Bear Stearns	12/20/08	800	0.60%	International Paper Co., 6.75%, due 9/1/11	(4,821)
Lehman Brothers	12/20/08	2,100	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(1,461)
Lehman Brothers	12/20/08	300	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(324)
Morgan Stanley	12/20/08	800	0.53%	Kroger Co. (The), 4.75%, due 4/15/12	(1,489)
Lehman Brothers	12/20/08	900	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(5,954)
Lehman Brothers	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(762)
Lehman Brothers	12/20/08	1,200	0.30%	Masco Corp., 5.875%, due 7/15/12	1,222
Lehman Brothers	12/20/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	30
Merrill Lynch	12/20/08	1,200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(18,140)
Lehman Brothers	12/20/08	900	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(3,893)
Lehman Brothers	12/20/08	100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(632)
Merrill Lynch	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	(773)
Lehman Brothers	6/20/09	6,600	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(26,059)
Lehman Brothers	12/20/08	1,200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	2,514
UBS	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 5/15/11	1,042
Lehman Brothers	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	(139)
UBS	12/20/08	800	0.44%	Simon Property Group, L.P., 5.45%, due 5/15/13	724
Lehman Brothers	12/20/08	2,200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	1,743
Lehman Brothers	12/20/08	300	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(867)
Barclays	12/20/08	900	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(10,514)
Barclays	12/20/08	100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(363)
Citibank, N.A., London	12/20/08	3,600	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	5,042
Bear Stearns	12/20/08	1,500	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	1,503
Lehman Brothers	12/20/08	1,100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	12,482
Lehman Brothers	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	967

					$21,283

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Biotechnology — 5.5%
Amylin Pharmaceuticals, Inc.(a)(b)	15,700	$322,164
Celgene Corp.(a)(b)	17,100	995,733
Gilead Sciences, Inc.(a)	39,200	1,465,296
ImClone Systems, Inc.(a)(b)	30,600	1,617,210
Martek Biosciences Corp.(a)(b)	27,600	1,342,464

		5,742,867

Capital Markets — 2.2%
Ameritrade Holding Corp.(a)(b)	41,900	503,219
Legg Mason, Inc.(b)	18,450	982,832
Lehman Brothers Holdings, Inc.	10,500	837,060

		2,323,111

Chemicals — 1.3%
Monsanto Co.	36,800	1,340,256

Commercial Services & Supplies — 7.1%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	14,300	1,049,191
ChoicePoint, Inc.(a)	38,400	1,637,760
CoStar Group, Inc.(a)(b)	24,100	1,185,479
Monster Worldwide, Inc.(a)(b)	120,600	2,971,584
Robert Half International, Inc.(b)	24,000	618,480

		7,462,494

Communications Equipment — 7.4%
Avaya, Inc.(a)(b)	35,700	497,658
Comverse Technology, Inc.(a)(b)	104,600	1,969,618
Corning, Inc.(a)(b)	114,900	1,273,092
JDS Uniphase Corp.(a)(b)	97,500	328,575
Juniper Networks, Inc.(a)(b)	50,500	1,191,800
Qualcomm, Inc.	32,100	1,253,184
Research In Motion Limited(a)(b)	15,800	1,206,172

		7,720,099

Computers & Peripherals — 3.9%
Apple Computer, Inc.(a)(b)	42,000	1,627,500
Diebold, Inc.	20,000	934,000
Lexmark International, Inc. (Class “A” Stock)(a)(b)	9,300	781,293
SanDisk Corp.(a)	26,700	777,504

		4,120,297

Diversified Financial Services — 1.5%
Chicago Merchantile Exchange (The)(b)	9,900	1,596,870

Electronic Equipment & Instruments — 4.0%
Agilent Technologies, Inc.(a)	23,700	511,209
Amphenol Corp. (Class “A” Stock)(a)	31,000	1,062,060
CDW Corp.	14,600	847,238
Symbol Technologies, Inc.	139,800	1,767,072

		4,187,579

Energy Equipment & Services — 2.8%
BJ Services Co.	10,000	524,100
ENSCO International, Inc.	36,200	1,182,654
National-Oilwell, Inc.(a)(b)	31,300	1,028,518
Todco(a)	13,500	234,225

		2,969,497

Healthcare Equipment & Supplies — 5.2%
Alcon, Inc.(b)	12,100	970,420
INAMED Corp.(a)	22,650	1,079,725
Kinetic Concepts Inc.(a)	28,300	1,487,165
Waters Corp.(a)	43,100	1,900,710

		5,438,020

Healthcare Providers & Services — 4.8%
Caremark Rx, Inc.(a)	26,400	846,648
Cerner Corp.(a)(b)	23,200	1,003,632
Covance, Inc.(a)	23,800	951,286
Dendrite International, Inc.(a)	43,900	707,668
Kindred Healthcare, Inc.(a)	18,400	448,960
WebMD Corp.(a)(b)	148,000	1,030,080

		4,988,274

Hotels, Restaurants & Leisure — 3.5%
Gaylord Entertainment Co.(a)(b)	32,400	1,004,400
MGM Mirage(a)	21,900	1,087,335
Wynn Resorts, Ltd.(a)(b)	29,900	1,545,531

		3,637,266

Household Durables — 1.0%
Harman International Industries, Inc.(b)	9,500	1,023,625

Internet & Catalog Retail — 1.0%
IAC/InterActiveCorp(a)	47,900	1,054,758

Internet Software & Services — 7.0%
Ask Jeeves, Inc.(a)	48,000	1,570,080
Google, Inc.(a)(b)	6,100	790,560
VeriSign, Inc.(a)(b)	114,700	2,280,236
Yahoo!, Inc.(a)	79,900	2,709,409

		7,350,285

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
IT Services — 3.8%
CheckFree Corp.(a)(b)	93,000	2,573,310
CSG Systems International, Inc.(a)	59,000	909,190
Fiserv, Inc.(a)(b)	14,700	512,442

		3,994,942

Media — 1.0%
Univision Communications, Inc. (Class “A” Stock)(a)(b)	33,900	1,071,579

Oil & Gas — 3.5%
Nexen, Inc.(b)	42,600	1,780,254
Pioneer Natural Resources Co.	17,754	612,163
Southwestern Energy Co.(a)	12,100	508,079
Suncor Energy, Inc.	23,200	742,632

		3,643,128

Personal Products — 1.2%
Estee Lauder Cos., Inc.	28,600	1,195,480

Pharmaceuticals — 5.2%
Allergan, Inc.	15,800	1,146,290
Impax Laboratories, Inc.(a)(b)	79,100	1,214,976
IVAX Corp.(a)(b)	39,375	754,031
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	27,200	1,061,888
Par Pharmaceutical Cos., Inc.(a)	14,200	510,206
Sepracor, Inc.(a)(b)	14,700	717,066

		5,404,457

Road & Rail — 1.0%
Sirva, Inc.(a)	45,000	1,030,500

Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp.(a)(b)	16,100	315,077
Marvell Technology Group, Ltd.(a)(b)	33,100	864,903
Maxim Integrated Products, Inc.(b)	29,500	1,247,555
Novellus Systems, Inc.(a)	19,200	510,528

		2,938,063

Software — 11.2%
Amdocs, Ltd. (United Kingdom)(a)(b)	92,600	2,021,458
Cognos, Inc.(a)(b)	39,400	1,399,488
Electronic Arts, Inc.(a)(b)	47,700	2,193,723
Intuit, Inc.(a)(b)	19,500	885,300
McAfee, Inc.(a)	98,100	1,971,810
Mercury Interactive Corp.(a)(b)	41,500	1,447,520
NAVTEQ Corp.(a)	11,300	402,732
TIBCO Software, Inc.(a)	158,900	1,352,239

		11,674,270

Specialty Retail — 4.0%
Chico’s FAS, Inc.(a)(b)	37,200	1,272,240
PETCO Animal Supplies, Inc.(a)	23,500	767,510
Weight Watchers International, Inc.(a)(b)	41,600	1,614,912
Williams-Sonoma, Inc.(a)(b)	14,200	533,210

		4,187,872

Trading Companies & Distributors — 1.6%
MSC Industrial Direct Co., Inc.(b)	50,200	1,710,816

Wireless Telecommunication Services — 1.7%
Alamosa Holdings, Inc.(a)(b)	101,200	773,168
Nextel Partners, Inc. (Class “A” Stock)(a)(b)	63,100	1,046,199

		1,819,367

TOTAL LONG-TERM INVESTMENTS
(cost $ 96,229,031)		99,625,772

SHORT-TERM INVESTMENT — 48.1%
Mutual Fund
Dryden Core Investment Fund - Taxable
Money Market Series(c)
(cost $50,312,184)	50,312,184	50,312,184

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN—143.3%
(cost $146,541,215)		$149,937,956

	Contracts
OUTSTANDING OPTIONS WRITTEN(a) — (0.2%)
Call Options
Apple Computer, Inc., expiring 1/22/05 @$42.5	46	(11,040)
CheckFree Corp., expiring 11/20/04 @$30.0	39	(3,120)
Chicago Merchantile Exchange, expiring 11/20/04 @$175.0	12	(3,720)
Chicago Merchantile Exchange, expiring 12/18/04 @ $155.0	30	(39,900)
Google, Inc., expiring 12/18/04 @$120.0	36	(57,600)
Google, Inc., expiring 12/18/04 @$140.0	11	(6,600)
ImClone Systems, Inc., expiring 1/22/05 @$65.0	22	(3,740)
Intuit, Inc., expiring 1/22/05 @$45.0	24	(7,440)
Research In Motion Limited, expiring 12/18/04 @ $75.0	37	(30,340)
Wynn Resorts Limited, expiring 12/18/04 @ $45.0	39	(31,395)

TOTAL OUTSTANDING OPTIONS WRITTEN
(premium received $70,498)		(194,895)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN—143.1%
(cost $146,470,717)(d)		$149,743,061
LIABILITIES (INCLUDING COLLATERAL FOR SECURITIES ON LOAN OF $ 44,904,827) IN EXCESS OF OTHER
ASSETS — (43.1)%		(45,130,056)

NET ASSETS — 100%		$104,613,005

The following abbreviations are used in the portfolio descriptions:

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $42,623,456; cash collateral of $44,904,827 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$146,822,821	$7,196,456	$4,276,216	$2,920,240

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Apparel — 2.3%
AnnTaylor Stores Corp.(a)	53,900	$1,261,260
Chico’s FAS, Inc.(a)	25,400	868,680
Pacific Sunwear of California, Inc.(a)	66,700	1,404,035

		3,533,975

Banking — 5.5%
CapitalSource, Inc.(a)	83,300	1,860,922
East West Bancorp, Inc.	32,000	1,074,880
South Financial Group, Inc.	43,200	1,218,240
Southwest Bancorp of Texas, Inc.	105,800	2,130,812
UCBH Holdings, Inc.	56,100	2,191,827

		8,476,681

Building & Construction — 1.3%
Trex Company, Inc.(a)	45,100	1,997,028

Computer Software & Services — 5.1%
Anteon International Corp.(a)	59,000	2,162,350
CACI International, Inc.(a)	29,400	1,551,732
Epicor Software Corp.(a)	70,400	846,912
Hyperion Solutions Corp.(a)	16,500	560,835
Mobility Electronics, Inc.(a)	113,200	932,768
Quest Software, Inc.(a)	57,300	637,176
SkillSoft PLC, ADR (Ireland)(a)	93,200	623,508
Sybase, Inc.(a)	36,600	504,714

		7,819,995

Consulting — 2.3%
Corporate Executive Board Co. (The)	19,100	1,169,684
LECG Corp.(a)	93,600	1,582,776
Phase Forward, Inc.(a)	90,100	744,226

		3,496,686

Diversified Manufacturing Operations — 1.1%
ESCO Technologies, Inc.(a)	24,900	1,687,224

Education — 1.5%
Laureate Education, Inc.(a)	61,100	2,274,142

Electronics — 2.9%
Aeroflex, Inc.(a)	95,000	1,004,150
Avocent Corp.(a)	27,200	708,016
Harman International Industries, Inc.	26,100	2,812,275

		4,524,441

Electronic Components — 4.1%
Cree, Inc.(a)	42,800	1,306,684
Cymer, Inc.(a)	32,400	928,584
Microsemi Corp.(a)	71,800	1,012,380
NVIDIA Corp.(a)	82,500	1,197,900
Power Integrations, Inc.(a)	39,500	806,985
Silicon Laboratories, Inc.(a)	32,600	1,078,734

		6,331,267

Financial Services — 3.9%
Affiliated Managers Group, Inc.(a)	66,200	3,544,348
Collegiate Funding Services, Inc.(a)	97,700	1,227,112
Nelnet, Inc. (Class “A” Stock)(a)	59,900	1,340,562

		6,112,022

Gaming — 10.2%
Activision, Inc.(a)	76,300	1,058,281
Alliance Gaming Corp.(a)	94,200	1,418,652
Boyd Gaming Corp.	123,700	3,482,155
Pinnacle Entertainment, Inc.(a)	212,400	2,931,120
Shuffle Master, Inc.(a)	50,000	1,873,000
Station Casinos, Inc.	68,800	3,373,952
WMS Industries, Inc.(a)	61,800	1,587,642

		15,724,802

Health Services — 10.0%
Amedisys, Inc.(a)	32,800	982,360
AmSurg Corp.(a)	108,800	2,304,384
Cerner Corp.(a)	20,800	899,808
Community Health Systems, Inc.(a)	77,500	2,067,700
Dyax Corp.(a)	109,800	838,872
LifePoint Hospitals, Inc.(a)	89,600	2,688,896
Psychiatric Solutions, Inc.(a)	103,500	2,623,725
United Surgical Partners International, Inc.(a)	88,500	3,039,975

		15,445,720

Human Resources — 2.1%
Resources Connection, Inc.(a)	87,900	3,320,862

Index Fund — 4.5%
iShares Russell 2000 Index Fund	61,336	6,983,103

Insurance — 1.0%
Bristol West Holdings, Inc.	89,000	1,525,460

Internet Services — 4.2%
Ask Jeeves, Inc.(a)	90,900	2,973,339
Autobytel, Inc.(a)	195,400	1,752,738
eCollege.com, Inc.(a)	63,500	612,775
Jupitermedia Corp.(a)	60,900	1,084,020
Opsware, Inc.(a)	18,200	102,102

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
		6,524,974

Media — 3.1%
Citadel Broadcasting Corp.(a)	138,700	1,778,134
Entravision Communications Corp. (Class “A” Stock)(a)	122,900	935,269
Radio One, Inc. (Class “D” Stock)(a)	150,300	2,138,769

		4,852,172

Medical Products — 14.4%
Abgenix, Inc.(a)	105,200	1,037,272
Advanced Medical Optics, Inc.(a)	39,300	1,555,101
Alkermes, Inc.(a)	134,900	1,556,746
Animas Corp.(a)	67,600	1,088,360
Cooper Cos., Inc. (The)	20,500	1,405,275
Covance, Inc.(a)	43,900	1,754,683
Cutera, Inc.(a)	102,850	1,160,148
Cyberonics, Inc.(a)	33,500	685,410
ICOS Corp.(a)	110,800	2,674,712
INAMED Corp.(a)	42,800	2,040,276
Invitrogen Corp.(a)	19,400	1,066,806
LCA-Vision, Inc.	51,400	1,325,606
Martek Biosciences Corp.(a)	21,400	1,040,896
MGI Pharma, Inc.(a)	26,800	715,292
Protein Design Labs, Inc.(a)	36,700	718,586
Respironics, Inc.(a)	30,400	1,624,576
Wright Medical Group, Inc.(a)	31,200	783,744

		22,233,489

Metals & Mining — 2.1%
Arch Coal, Inc.	46,500	1,650,285
CONSOL Energy, Inc.	44,200	1,542,138

		3,192,423

Oil & Gas Equipment & Services — 1.4%
Cal Dive International, Inc.(a)	17,300	616,226
Newpark Resources, Inc.(a)	252,600	1,515,600

		2,131,826

Oil & Gas Exploration & Production — 2.7%
Patterson-UTI Energy, Inc.	55,600	1,060,292
Pride International, Inc.(a)	155,000	3,067,450

		4,127,742

Retail — 3.8%
Aaron Rents, Inc.	46,400	1,009,664
Cost Plus, Inc.(a)	31,500	1,114,470
Guitar Center, Inc.(a)	26,000	1,125,800
Linens ’n Things, Inc.(a)	42,200	977,774
West Marine, Inc.(a)	39,900	853,062
Williams-Sonoma, Inc.(a)	20,000	751,000

		5,831,770

Semiconductor Equipment — 3.8%
02Micro International Ltd.(a)	77,200	829,128
ATMI, Inc.(a)	49,400	1,011,712
Emulex Corp.(a)	90,800	1,046,016
Genesis Microchip, Incorp.(a)	29,000	391,500
Helix Technology Corp.	68,800	935,336
Lam Research Corp.(a)	20,400	446,352
Mattson Technology, Inc.(a)	90,500	695,945
Micrel, Inc.(a)	52,300	544,443

		5,900,432

Telecommunication Equipment — 4.7%
American Tower Corp. (Class “A” Stock)(a)	216,800	3,327,880
Anaren, Inc.(a)	95,100	1,280,046
Polycom, Inc.(a)	131,900	2,614,258

		7,222,184

Telecommunication Services — 1.2%
Western Wireless Corp. (Class “A” Stock)(a)	75,400	1,938,535

TOTAL LONG-TERM INVESTMENTS
(cost $153,002,175)		153,208,955

	Princiapal Amount (000)
SHORT-TERM INVESTMENTS — 6.6%
COMMERCIAL PAPER
General Electric Capital Corp.
1.65%, 10/1/04	$4,071	$4,071,000
1.70%, 10/4/04	1,434	1,433,797
1.74%, 10/4/04	2,000	1,999,710
Household Finance Corp. 1.77%, 10/5/04	2,675	2,674,474

TOTAL SHORT-TERM INVESTMENTS
(cost $10,178,981)		10,178,981

TOTAL INVESTMENTS — 105.8%
(cost $163,181,156)(b)		163,387,936
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(8,990,744)

NET ASSETS — 100%		$154,397,192

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security

(b)	The United States Federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$166,235,499	$5,330,565	$8,178,128	$(2,847,563)

The difference between book basis and tax basis is primarily attributable to wash sales.

SCHEDULE OF INVESTMENTS

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Biotechnology — 6.8%
Amgen, Inc.(a)	13,700	$776,516
Genentech, Inc.(a)	26,600	1,394,372
Gilead Sciences, Inc.(a)	37,200	1,390,536

		3,561,424

Capital Markets — 2.0%
Merrill Lynch & Co., Inc.	21,200	1,054,064

Communications Equipment — 4.8%
Corning, Inc.(a)	70,500	781,140
Juniper Networks, Inc.(a)	36,800	868,480
QUALCOMM, Inc.	22,200	866,688

		2,516,308

Computers & Peripherals — 5.2%
Apple Computer, Inc.(a)	35,100	1,360,125
Dell, Inc.(a)	38,050	1,354,580

		2,714,705

Consumer Finance — 2.3%
American Express Co.	22,900	1,178,434

Cosmetics & Toiletries — 1.1%
Avon Products, Inc.	13,600	594,048

Diversified Financial Services — 7.2%
Citigroup, Inc.	19,250	849,310
J.P. Morgan Chase & Co.	49,950	1,984,513
MBNA Corp.	36,100	909,720

		3,743,543

Electronic Equipment & Instruments — 2.8%
Agilent Technologies, Inc.(a)	47,700	1,028,889
Broadcom Corp.(a)	16,300	444,827

		1,473,716

Energy Equipment & Services — 3.3%
BJ Services Co.	33,400	1,750,494

Health Care Equipment & Supplies — 3.4%
Boston Scientific Corp.(a)	22,900	909,817
Zimmer Holdings, Inc.(a)	11,150	881,296

		1,791,113

Health Care Providers & Services — 5.6%
Caremark Rx, Inc.(a)	45,000	1,443,150
UnitedHealth Group, Inc.	19,850	1,463,739

		2,906,889

Hotels, Restaurants & Leisure — 2.0%
Starbucks Corp.(a)	23,500	1,068,310

Industrial Conglomerates — 5.2%
General Electric Co.	80,400	2,699,832

Insurance — 5.5%
American International Group, Inc.	42,100	2,862,379

Internet & Catalog Retail — 5.9%
eBay, Inc.(a)	33,475	3,077,692

Internet Software & Services — 6.0%
Yahoo!, Inc.(a)	93,350	3,165,498

Media — 3.9%
E.W. Scripps Co. (Class “A” Stock)	16,800	802,704
Univision Communications, Inc. (Class “A” Stock)(a)	39,500	1,248,595

		2,051,299

Multiline Retail — 3.7%
Target Corp.	25,700	1,162,925
Wal-Mart Stores, Inc.	14,450	768,740

		1,931,665

Personal Products — 2.1%
Estee Lauder Cos, Inc.	26,800	1,120,240

Pharmaceuticals — 3.5%
Alcon, Inc.	13,450	1,078,690
Pfizer, Inc.	25,450	778,770

		1,857,460

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment — 3.1%
Marvell Technology Group Ltd. (Bermuda)(a)	32,300	843,999
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	106,356	759,382

		1,603,381

Software — 9.3%
Electronic Arts, Inc.(a)	48,800	2,244,312
Microsoft Corp.	49,400	1,365,910
Symantec Corp.(a)	22,450	1,232,056

		4,842,278

Specialty Retail — 2.7%
Lowe’s Cos., Inc.	26,100	1,418,535

TOTAL LONG-TERM INVESTMENTS
(cost $46,518,240)		50,983,307

SHORT-TERM INVESTMENTS — 2.2%
Mutual Fund — 1.7%
Dryden Core Investment Fund—Taxable Money Market Series (cost $868,587)	868,587	868,588

Repurchase Agreement — 0.5%
State Street Bank & Trust Co., 1.25%, 10/1/04(b) (cost $278,728)	279	278,728

TOTAL SHORT-TERM INVESTMENTS
(cost $1,147,316)		1,147,316

TOTAL INVESTMENTS — 99.6%
(cost $47,665,556(c))		52,130,623
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		190,218

NET ASSETS — 100%		$52,320,841

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $278,738 due 10/01/04. The value of the collateral including accrued interest was $292,669. Collateralized by United States Treasury or Federal Agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
48,014,417	$5,080,247	$964,041	$4,116,206

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP TECHNOLOGY PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Communications Equipment — 14.3%
Cisco Systems, Inc.(a)	41,700	$754,770
Corning, Inc.(a)	59,800	662,584
Juniper Networks, Inc.(a)	26,100	615,960
Motorola, Inc.	37,800	681,912
QUALCOMM, Inc.	20,400	796,416

		3,511,642

Computer Hardware — 11.5%
Dell, Inc.(a)	29,000	1,032,400
EMC Corp.(a)	36,800	424,672
Lexmark International, Inc.(a)	7,700	646,877
Network Appliance, Inc.(a)	31,000	713,000

		2,816,949

Computer Services — 2.7%
Automatic Data Processing, Inc.	16,300	673,516

Consulting Services — 2.2%
Accenture Ltd. (Class “A” Stock) (Bermuda)(a)	20,000	541,000

Electronic Components — 5.3%
Microchip Technology, Inc.	22,100	593,164
STMicroelectronics NV ADR (Netherlands)	4,200	72,576
Xilinx, Inc.	23,000	621,000

		1,286,740

Internet Content — 7.6%
eBay, Inc.(a)	9,900	910,206
Google, Inc. (Class “A” Stock)(a)	1,400	181,440
Yahoo!, Inc.(a)	22,700	769,757

		1,861,403

Internet Services — 2.6%
Check Point Software Technologies Ltd.(a)	20,000	339,400
VeriSign, Inc.(a)	15,200	302,176

		641,576

Medical Products — 3.0%
Zimmer Holdings, Inc.(a)	9,300	735,072

Medical Technology — 6.2%
Amgen, Inc.(a)	8,400	476,112
Genentech, Inc.(a)	9,500	497,990
Teva Pharmaceutical Industries Ltd. ADR (Israel)	20,700	537,165

		1,511,267

COMMON STOCKS (continued)
Semiconductor Components — 10.0%
Intel Corp.	20,400	$409,224
Linear Technology Corp.	16,300	590,712
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	88,360	630,890
Texas Instruments, Inc.	15,800	336,224
United Microelectronics Corp. ADR (Taiwan)(a)	140,081	473,474

		2,440,524

Semiconductor Equipment — 1.3%
Applied Materials, Inc.(a)	20,000	329,800

Software — 19.9%
Adobe Systems, Inc.	16,300	806,361
Cognos, Inc. (Canada)(a)	11,200	397,824
Electronic Arts, Inc.(a)	8,200	377,118
Mercury Interactive Corp.(a)	8,600	299,968
Microsoft Corp.	31,200	862,680
Oracle Corp.(a)	38,600	435,408
SAP AG, ADR (Germany)	15,000	584,250
Symantec Corp.(a)	20,000	1,097,600

		4,861,209

Telecommunication Equipment — 4.2%
Adtran, Inc.	16,500	374,220
Avaya, Inc.(a)	38,300	533,902
Comverse Technology, Inc.(a)	6,500	122,395

		1,030,517

Telecommunication Services — 4.4%
Amdocs Ltd. (Israel)(a)	27,300	595,959
Verizon Communications, Inc.	12,100	476,498

		1,072,457

TOTAL LONG-TERM INVESTMENTS
(cost $24,547,925)		23,313,672

SHORT-TERM INVESTMENT — 6.1%
	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., (b) 1.25%, 10/1/04
(cost $1,493,268)	$1,493	1,493,268

TOTAL INVESTMENTS — 101.3%
(cost $26,041,193)(c)		$24,806,940
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(329,414)

NET ASSETS — 100%		$24,477,526

Rider II

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,493,320 due 10/1/04. The value of the collateral including accrued interest was $1,541,419. Collateralized by United States Treasury or Federal Agency obligations.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$26,093,704	$1,294,232	$2,580,996	$1,286,764

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%
COMMON STOCKS / Preferred Stocks
Australia — 2.3%
Macquarie Bank, Ltd.	196,800	$5,177,492
Toll Holdings, Ltd.	287,000	2,405,269

		7,582,761

Austria — 1.6%
Erste Bank der Oesterreichischen Sparkassen AG	125,600	5,225,839

Brazil — 1.0%
Banco Itau Holding Financeira SA (preferred stock)(a)	30,539,800	3,391,531

Canada — 8.4%
Alimentation Couche-Tard, Inc.(a)	62,300	1,489,135
Cognos, Inc.(a)	64,500	2,299,585
Manulife Financial Corp.	236,300	10,344,135
Precision Drilling Corp.(a)	42,600	2,444,817
Research In Motion, Ltd.(a)	63,400	4,826,326
Shoppers Drug Mart Corp.(a)	72,200	1,951,120
Suncor Energy, Inc.	120,200	3,837,130

		27,192,248

France — 7.6%
Christian Dior SA	46,700	2,781,167
Dassault Systemes SA	63,700	2,976,321
Hermes International	22,100	4,191,340
LVMH Moet Hennessy Louis Vuitton SA	48,200	3,217,711
Sanofi-Synthelabo SA	157,500	11,423,916

		24,590,455

Germany — 7.4%
Bayerische Motoren Werke (BMW) AG(a)	167,300	6,877,736
Continental AG	88,600	4,816,503
Puma AG Rudolf Dassler Sport	9,900	2,652,450
SAP AG	62,300	9,679,813

		24,026,502

Greece — 2.3%
Coco-Cola Hellenic Bottling Co. SA	127,800	2,749,162
EFG Eurobank Ergasias	103,500	2,390,974
National Bank Of Greece SA	96,070	2,333,879

		7,474,015

Hong Kong — 3.7%
CNOOC, Ltd.	10,000,000	5,225,665
Esprit Holdings, Ltd.	649,300	3,322,250
Techtronic Industries Co., Ltd.	1,757,300	3,459,141

		12,007,056

India — 1.6%
HDFC Bank, Ltd., ADR	50,200	1,704,290
Infosys Technologies, Ltd., ADR	62,900	3,560,140

		5,264,430

Ireland — 0.9%
Anglo Irish Bank Corp., PLC	152,400	2,816,498

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd., ADR	123,000	3,191,850

Italy — 1.9%
Banco Popolare di Verona e Novara Scrl	264,500	4,638,547
Merloni Elettrodomestici S.p.A.	83,000	1,365,889

		6,004,436

Japan — 19.7%
ASKUL Corp.	29,800	1,854,811
Canon, Inc.	201,800	9,484,408
Denso Corp.	319,900	7,561,035
Fast Retailing Co., Ltd.	44,600	3,030,930
Hino Motors, Ltd.	612,000	4,264,537
Hoya Corp.	49,200	5,155,923
Keyence Corp.	24,600	5,173,779
Nitto Denko Corp.	73,900	3,399,474
ORIX Corp.	36,400	3,731,978
Sharp Corp.	428,000	5,887,112
Shinsei Bank, Ltd.	197,000	1,193,994
SMC Corp.	38,400	3,675,725
The Sumitomo Trust and Banking Co., Ltd.	827,000	4,892,292
TOTO, Ltd.	289,000	2,509,395
Yamada Denki Co., Ltd.	60,000	2,068,684

		63,884,077

Mexico — 1.1%
Wal-Mart de Mexico SA de CV, Ser. V	1,010,000	3,424,389

Norway — 2.1%
Statoil ASA	472,500	6,773,565

South Africa — 1.1%
Standard Bank Group, Ltd.	467,893	3,678,831

South Korea — 3.2%
Hyundai Motor Co.	102,500	4,726,661

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Samsung Electronics Co., Ltd.	13,900	5,528,615

		10,255,276

Spain — 0.9%
Grupo Ferrovial SA	65,100	2,906,708

Sweden — 3.0%
Telefonaktiebolaget LM Ericcsson(a)	3,164,800	9,824,521

Switzerland — 2.6%
Serono SA (Class “B” Stock)	4,900	3,025,467
UBS AG	77,100	5,427,316

		8,452,783

United Kingdom — 21.2%
BG Group PLC	1,491,400	10,012,403
Capita Group PLC	674,300	4,014,388
Carnival PLC	162,400	7,984,467
HSBC Holdings PLC	608,400	9,655,151
Man Group PLC	122,400	2,633,501
Next PLC	104,900	3,099,787
Reckitt Benckiser PLC	300,200	7,355,287
Smith & Nephew PLC	505,300	4,644,974
Standard Chartered PLC	556,200	9,546,377
Tesco PLC	1,939,400	10,010,673

Total Long-Term Investments		68,957,008

(cost $292,883,465)		306,924,779

SHORT-TERM INVESTMENT — 4.1%
MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $13,366,051)	13,366,051	13,366,051

TOTAL INVESTMENTS — 98.7%
(cost $306,249,516)(b)		320,290,830

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		4,243,731

TOTAL NET ASSETS — 100.0%		$324,534,561

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$306,420,002	$23,568,767	$9,697,939	$13,870,828

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2004 was as follows:

Commercial Banks	16.0%
Oil & Gas	8.0%
Automobiles	7.4%
Software	4.6%
Pharmaceuticals	4.5%
Food & Staples Retailing	4.1%
Mutual Fund	4.1%
Capital Markets	4.1%
Textiles, Apparel and Luxury Goods	4.0%
Household Durables	3.3%
Insurance	3.2%
Electronic Equipment & Instruments	3.2%
Communications Equipment	3.0%
Office Electronics	2.9%
Specialty Retail	2.6%
Hotel Restaurants & Leisure	2.5%
Machinery	2.4%
Household Products	2.3%
Multiline Retail	2.0%
Semiconductors & Semiconductor Equipment	1.7%
Wireless Telecommunication Services	1.5%
Health Care Equipment & Supplies	1.4%
Commercial Services & Supplies	1.2%
Consumer Finance	1.1%
IT Consulting & Services	1.1%
Chemicals	1.0%
Biotechnology	0.9%
Construction & Engineering	0.9%
Beverages	0.8%
Building Products	0.8%
Energy Equipment & Services	0.8%
Road & Rail	0.7%
Internet & Catalog Retail	0.6%

98.7%
Other assets in excess of liabilities	1.3%

100.0%

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

STOCK INDEX PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS — 97.3%
Advertising — 0.1%
Omnicom Group, Inc.(b)	52,700	$3,850,262

Aerospace — 1.8%
Boeing Co.(b)	231,036	11,926,078
General Dynamics Corp.	53,400	5,452,140
Lockheed Martin Corp.(b)	121,498	6,777,158
Northrop Grumman Corp.(b)	102,326	5,457,046
Raytheon Co.(b)	116,918	4,440,546
Rockwell Automation, Inc.	53,300	2,062,710
Rockwell Collins, Inc.(b)	44,500	1,652,730
United Technologies Corp.	138,700	12,951,806

		50,720,214

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	33,000	108,570
Southwest Airlines Co.(b)	214,837	2,926,080

		3,034,650

Apparel — 0.3%
Jones Apparel Group, Inc.	30,700	1,099,060
Nike, Inc. (Class “B” Stock)	72,000	5,673,600
Reebok International, Ltd.(b)	17,000	624,240

		7,396,900

Autos - Cars & Trucks — 1.1%
Cummins Engine Co., Inc.(b)	12,400	916,236
Dana Corp.	37,894	670,345
Delphi Automotive Systems Corp.	154,044	1,431,069
Ford Motor Co.(b)	502,045	7,053,732
General Motors Corp.(b)	154,700	6,571,656
Genuine Parts Co.	49,225	1,889,256
Harley-Davidson, Inc.(b)	77,800	4,624,432
Johnson Controls, Inc.	50,400	2,863,224
Navistar International Corp.(a)(b)	18,900	702,891
PACCAR, Inc.(b)	48,435	3,347,827
Visteon Corp.(b)	42,964	343,282

		30,413,950

Banks and Savings & Loans — 6.4%
AmSouth Bancorporation(b)	95,500	2,330,200
Bank of New York Co., Inc.	208,500	6,081,945
BankAmerica Corp.	1,098,412	47,594,192
Capital One Financial Corp.(b)	63,000	4,655,700
Comerica, Inc.(b)	46,050	2,733,067
Fifth Third Bancorp(b)	149,849	7,375,568
First Horizon National Corp.(b)	35,900	1,556,624
Golden West Financial Corp.	41,000	4,548,950
Huntington Bancshares, Inc.(b)	60,875	1,516,396
KeyCorp	115,900	3,662,440
M&T Bank Corp.(b)	33,400	3,196,380
Mellon Financial Corp.	116,100	3,214,809
National City Corp.(b)	181,500	7,009,530
North Fork Bancorporation, Inc.(b)	45,700	2,031,365
Northern Trust Corp.	59,100	2,411,280
PNC Financial Services Group	76,900	4,160,290
Providian Financial Corp.(a)(b)	86,200	1,339,548
Regions Financial Corp.	122,737	4,057,685
SouthTrust Corp.	86,300	3,595,258
Sovereign Bancorp, Inc.	80,700	1,760,874
State Street Corp.(b)	92,100	3,933,591
Suntrust Banks, Inc.(b)	77,900	5,484,939
U.S. Bancorp(b)	510,881	14,764,461
Wachovia Corp.(b)	353,578	16,600,487
Wells Fargo & Co.	457,560	27,284,303
Zions Bancorporation	23,400	1,428,336

		184,328,218

Chemicals — 1.3%
Air Products & Chemicals, Inc.	60,900	3,311,742
Dow Chemical Co.	254,461	11,496,548
Du Pont (E.I.) de Nemours & Co.	269,191	11,521,375
Eastman Chemical Co.	22,400	1,065,120
Engelhard Corp.	32,375	917,831
Great Lakes Chemical Corp.	13,500	345,600
Hercules, Inc.(a)(b)	27,900	397,575
Praxair, Inc.	89,400	3,820,956
Rohm & Haas Co.	60,600	2,603,982
Sigma-Aldrich Corp.(b)	19,200	1,113,600

		36,594,329

Commercial Services — 1.0%
Cendant Corp.(b)	272,518	5,886,389
Cintas Corp.(b)	44,600	1,874,984
Convergys Corp.(a)	43,900	589,577
Deluxe Corp.	14,100	578,382
eBay, Inc.(a)(b)	176,500	16,227,410
Fiserv, Inc.(a)(b)	51,800	1,805,748
Monster Worldwide, Inc.(a)	25,400	625,856

		27,588,346

Computers — 3.1%
Apple Computer, Inc.(a)	101,200	3,921,500
Citrix Systems, Inc.(a)(b)	46,800	819,936
Comverse Technology, Inc.(a)(b)	52,000	979,160
Dell, Inc.(a)	673,300	23,969,480
Hewlett-Packard Co.(b)	822,116	15,414,675
International Business Machines Corp.	456,000	39,097,440

STOCK INDEX PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Sun Microsystems, Inc.(a)	902,900	$3,647,716

		87,849,907

Computer Services — 7.3%
Adobe Systems, Inc.	62,600	3,096,822
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	37,000	2,059,790
Autodesk, Inc.(b)	33,600	1,633,968
Automatic Data Processing, Inc.	159,600	6,594,672
Avaya, Inc.(a)	119,908	1,671,517
BMC Software, Inc.(a)(b)	63,300	1,000,773
Cisco Systems, Inc.(a)	1,820,600	32,952,860
Computer Associates International, Inc.(b)	159,243	4,188,091
Computer Sciences Corp.(a)(b)	49,200	2,317,320
Compuware Corp.(a)	108,600	559,290
EMC Corp.(a)(b)	646,974	7,466,080
First Data Corp.(b)	236,404	10,283,574
Gateway, Inc.(a)(b)	106,800	528,660
Intuit, Inc.(a)(b)	51,100	2,319,940
Lexmark International, Inc.(a)	34,614	2,907,922
Mercury Interactive Corp.(a)	25,000	872,000
Micron Technology, Inc.(a)(b)	170,700	2,053,521
Microsoft Corp.	2,918,500	80,696,525
NCR Corp.(a)(b)	25,900	1,284,381
Network Appliance, Inc.(a)(b)	92,400	2,125,200
Novell, Inc.(a)(b)	106,100	669,491
NVIDIA Corp.(a)(b)	44,000	638,880
Oracle Corp.(a)	1,418,320	15,998,650
Parametric Technology Corp.(a)	97,000	512,160
Peoplesoft, Inc.(a)	97,000	1,925,450
Siebel Systems, Inc.(a)	134,900	1,017,146
SunGuard Data Systems, Inc.(a)	75,500	1,794,635
Symantec Corp.(a)	84,200	4,620,896
Symbol Technologies, Inc.	67,400	851,936
Unisys Corp.(a)	95,000	980,400
VERITAS Software Corp.(a)(b)	115,559	2,056,950
Yahoo!, Inc.(a)(b)	359,900	12,204,209

		209,883,709

Construction — 0.3%
Centex Corp.	33,000	1,665,180
Fluor Corp.(b)	23,500	1,046,220
KB HOME(b)	14,166	1,196,885
Pulte Corp.(b)	32,200	1,976,114
Vulcan Materials Co.(b)	28,200	1,436,790

		7,321,189

Containers — 0.1%
Ball Corp.	28,200	1,055,526
Bemis Co., Inc.(b)	32,200	855,876
Pactiv Corp.(a)	43,900	1,020,675

		2,932,077

Cosmetics & Soaps — 2.3%
Alberto-Culver Co. (Class “B” Stock)	22,800	$991,344
Avon Products, Inc.	128,600	5,617,248
Clorox Co.(b)	59,500	3,171,350
Colgate-Palmolive Co.(b)	142,800	6,451,704
Gillette Co.(b)	269,800	11,261,452
International Flavors & Fragrances, Inc.	22,100	844,220
Procter & Gamble Co.	689,108	37,294,525

		65,631,843

Diversified Consumer Products — 1.0%
Altria Group, Inc.	553,300	26,027,232
Eastman Kodak Co.(b)	74,700	2,406,834

		28,434,066

Diversified Manufacturing Operations — 3.4%
American Standard Cos., Inc.(a)	55,800	2,171,178
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,475,000
General Electric Co.	2,842,000	95,434,360

		99,080,538

Diversified Office Equipment — 0.3%
Avery Dennison Corp.(b)	28,000	1,841,840
Pitney Bowes, Inc.	60,800	2,681,280
Xerox Corp.(a)(b)	215,792	3,038,351

		7,561,471

Diversified Operations — 0.1%
Corning, Inc.(a)(b)	362,900	4,020,932

Drugs & Medical Supplies — 9.8%
Abbott Laboratories	422,200	17,884,392
Allergan, Inc.(b)	34,900	2,531,995
AmerisourceBergen Corp.(b)	31,200	1,675,752
Bard, (C.R.), Inc.	26,600	1,506,358
Bausch & Lomb, Inc.(b)	13,100	870,495
Baxter International, Inc.	164,000	5,274,240
Becton Dickinson & Co.	67,300	3,479,410
Biogen Idec, Inc.(a)(b)	88,925	5,439,542
Biomet, Inc.	71,225	3,339,028
Boston Scientific Corp.(a)	217,700	8,649,221
Bristol-Myers Squibb Co.(b)	528,360	12,506,281
Cardinal Health, Inc.(b)	119,075	5,211,913
Genzyme Corp.(a)(b)	62,300	3,389,743
Guidant Corp.	83,700	5,527,548
Hospira, Inc.(a)	42,820	1,310,292
Johnson & Johnson(b)	800,871	45,113,063
King Pharmaceuticals, Inc.(a)	71,633	855,298
Lilly (Eli) & Co.	303,000	18,195,150
Medtronic, Inc.	328,400	17,043,960
Merck & Co., Inc.	599,400	19,780,200
Mylan Laboratories, Inc.(b)	73,000	1,314,000
Pfizer, Inc.	2,053,508	62,837,345
Quest Diagnostics, Inc.(b)	27,200	2,399,584
Schering-Plough Corp.(b)	384,000	7,319,040

STOCK INDEX PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
St. Jude Medical, Inc.(a)	47,100	$3,545,217
Stryker Corp.(b)	110,000	5,288,800
Watson Pharmaceuticals, Inc.(a)	31,400	925,044
Wyeth	361,700	13,527,580
Zimmer Holdings, Inc.(a)(b)	64,186	5,073,262

		281,813,753

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	49,300	3,617,141

Electrical Services — 0.2%
American Power Conversion(b)	57,700	1,003,403
Power-One, Inc.(a)	20,000	129,600
TXU Corp.(b)	81,306	3,896,184
Xcel Energy, Inc.(b)	109,495	1,896,453

		6,925,640

Electronics — 3.7%
Advanced Micro Devices, Inc.(a)(b)	92,900	1,207,700
Altera Corp.(a)(b)	96,100	1,880,677
Analog Devices, Inc.	99,800	3,870,244
Applied Materials, Inc.(a)(b)	459,300	7,573,857
Applied Micro Circuits Corp.(a)(b)	97,000	303,610
Broadcom Corp.(a)(b)	80,900	2,207,761
Electronic Arts, Inc.(a)(b)	80,400	3,697,596
Electronic Data Systems Corp.(b)	128,300	2,487,737
Emerson Electric Co.	115,700	7,160,673
Fisher Scientific International, Inc.(a)(b)	26,000	1,516,580
Intel Corp.	1,748,200	35,068,892
Jabil Circuit, Inc.(a)(b)	54,600	1,255,800
JDS Uniphase Corp.(a)(b)	410,100	1,382,037
KLA-Tencor Corp.(a)(b)	51,400	2,132,072
Linear Technology Corp.(b)	88,100	3,192,744
LSI Logic Corp.(a)	110,800	477,548
Maxim Integrated Products, Inc.	89,800	3,797,642
Molex, Inc.(b)	50,500	1,505,910
National Semiconductor Corp.(b)	101,600	1,573,784
Novellus Systems, Inc.(a)	40,000	1,063,600
Perkin Elmer, Inc.	36,000	619,920
Pinnacle West Capital Corp.	26,000	1,079,000
PMC-Sierra, Inc.(a)	48,800	429,928
PPL Corp.	47,000	2,217,460
QLogic Corp.(a)(b)	25,900	766,899
RadioShack Corp.	43,660	1,250,422
Sanmina Corp.(a)	150,600	1,061,730
Solectron Corp.(a)	247,000	1,222,650
Tektronix, Inc.	22,700	754,775
Teradyne, Inc.(a)(b)	46,600	624,440
Texas Instruments, Inc.	468,400	9,967,552
Waters Corp.(a)(b)	32,100	1,415,610
Xilinx, Inc.	94,900	2,562,300

		107,329,150

Financial Services — 8.7%
Ambac Financial Group, Inc.(b)	30,000	$2,398,500
American Express Co.	345,000	17,753,700
Bear Stearns Cos., Inc.(b)	27,010	2,597,552
Citigroup, Inc.	1,395,176	61,555,165
Countrywide Credit Industries, Inc.(b)	150,798	5,939,933
E*TRADE Financial Corp.(a)	90,600	1,034,652
Equifax, Inc.	41,300	1,088,668
Fannie Mae(b)	260,000	16,484,000
Federated Investors, Inc. (Class “B” Stock)	26,500	753,660
Franklin Resources, Inc.(b)	67,800	3,780,528
Freddie Mac	181,600	11,847,584
Goldman Sachs Group, Inc.(b)	133,900	12,484,836
H&R Block, Inc.(b)	46,300	2,288,146
J.P. Morgan Chase & Co.	961,485	38,199,799
Janus Capital Group, Inc.(b)	62,600	851,986
Lehman Brothers Holdings, Inc.	75,100	5,986,972
Marshall & Ilsley Corp.(b)	62,400	2,514,720
MBNA Corp.	346,152	8,723,030
Merrill Lynch & Co., Inc.	260,200	12,937,144
Moody’s Corp.(b)	41,760	3,058,920
Morgan Stanley	297,510	14,667,243
Paychex, Inc.	103,650	3,125,048
Schwab (Charles) Corp.	374,100	3,437,979
SLM Corp.	115,300	5,142,380
Synovus Financial Corp.	85,100	2,225,365
T. Rowe Price Group, Inc.(b)	36,000	1,833,840
Washington Mutual, Inc.(b)	231,222	9,036,156

		251,747,506

Food & Beverage — 3.8%
Adolph Coors Co.	10,800	733,536
Anheuser-Busch Cos., Inc.	216,500	10,814,175
Archer-Daniels-Midland Co.(b)	181,938	3,089,307
Brown-Forman Corp. (Class "B" Stock) ..	32,600	1,493,080
Campbell Soup Co.(b)	111,800	2,939,222
Coca-Cola Co.	658,200	26,360,910
Coca-Cola Enterprises, Inc.(b)	123,000	2,324,700
ConAgra Foods, Inc.(b)	137,700	3,540,267
General Mills, Inc.(b)	103,400	4,642,660
Heinz (H.J.) & Co.	94,850	3,416,497
Hershey Foods Corp.(b)	67,400	3,148,254
Kellogg Co.(b)	108,200	4,615,812
McCormick & Co., Inc.(b)	36,300	1,246,542
Monsanto Co.	69,298	2,523,833
Pepsi Bottling Group, Inc.(b)	70,400	1,911,360
PepsiCo, Inc.	457,740	22,269,051
Sara Lee Corp.	215,800	4,933,188
Sysco Corp.(b)	172,100	5,149,232
Wrigley (William) Jr. Co.(b)	58,600	3,709,966

		108,861,592

Forest Products — 0.6%
Boise Cascade Corp.	19,886	661,806
Georgia-Pacific Corp.	68,039	2,446,002
International Paper Co.	131,467	5,312,582
Louisiana-Pacific Corp.	31,000	804,450

STOCK INDEX PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
MeadWestvaco Corp.	57,289	1,827,519
Plum Creek Timber Co., Inc.(b)	53,300	1,867,099
Temple-Inland, Inc.	16,000	1,074,400
Weyerhaeuser Co.	59,300	3,942,264

		17,936,122

Gas Pipelines — 0.2%
Cinergy Corp.	48,339	1,914,225
Peoples Energy Corp.(b)	11,400	475,152
Sempra Energy(b)	63,054	2,281,924
Williams Cos., Inc.(b)	131,300	1,588,730

		6,260,031

Hospitals/Healthcare Management — 2.8%
Aetna, Inc.	41,012	4,098,329
Agilent Technologies, Inc.(a)	127,913	2,759,083
Amgen, Inc.(a)	346,264	19,626,244
Anthem, Inc.(a)(b)	37,200	3,245,700
Applera Corp.-Applied Biosystems Group	60,000	1,132,200
Caremark Rx, Inc.(a)	124,000	3,976,680
Chiron Corp.(a)(b)	51,600	2,280,720
Express Scripts, Inc.(a)(b)	21,200	1,385,208
Forest Laboratories, Inc.(a)	100,800	4,533,984
Gilead Sciences, Inc.(a)	115,800	4,328,604
HCA, Inc.(b)	129,998	4,959,424
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,354,509
Humana, Inc.(a)	46,100	921,078
IMS Health, Inc.	69,020	1,650,958
Manor Care, Inc.	22,950	687,582
McKesson Corp.	81,107	2,080,395
Medco Health Solutions, Inc.(a)	74,796	2,311,196
MedImmune, Inc.(a)	68,200	1,616,340
Tenet Healthcare Corp.(a)	127,100	1,371,409
UnitedHealth Group, Inc.(b)	175,100	12,911,874
Wellpoint Health Networks, Inc.(a)	42,000	4,413,780

		81,645,297

Household Products & Personal Care — 0.3%
Kimberly-Clark Corp.(b)	133,188	8,602,613
Leggett & Platt, Inc.(b)	47,000	1,320,700

		9,923,313

Housing Related — 0.3%
Masco Corp.(b)	126,600	4,371,498
Maytag Corp.(b)	21,800	400,466
Newell Rubbermaid, Inc.(b)	72,249	1,447,870
Stanley Works(b)	19,800	842,094
Whirlpool Corp.	19,300	1,159,737

		8,221,665

Human Resources — 0.0%
Robert Half International, Inc.(b)	41,900	1,079,763

Insurance — 4.4%
ACE, Ltd.	75,200	3,012,512
AFLAC, Inc.	135,600	5,316,876
Allstate Corp.	188,288	9,035,941
American International Group, Inc.	702,387	47,755,292
Aon Corp.(b)	81,325	2,337,280
Chubb Corp.(b)	49,700	3,492,916
CIGNA Corp.	36,700	2,555,421
Cincinnati Financial Corp.(b)	45,360	1,869,739
Hartford Financial Services Group, Inc.(b)	80,400	4,979,172
Jefferson-Pilot Corp.	38,418	1,907,838
Lincoln National Corp.(b)	47,700	2,241,900
Loews Corp.	51,800	3,030,300
Marsh & McLennan Cos., Inc.(b)	143,100	6,548,256
MBIA, Inc.	37,550	2,185,786
MetLife, Inc.	202,000	7,807,300
MGIC Investment Corp.(b)	27,900	1,856,745
Principal Financial Group, Inc.	84,800	3,050,256
Progressive Corp.	57,700	4,890,075
SAFECO Corp.(b)	37,400	1,707,310
St. Paul Cos., Inc.	179,298	5,927,592
Torchmark Corp.	31,000	1,648,580
UnumProvident Corp.(b)	80,456	1,262,355
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	38,000	2,811,620

		127,231,062

Leisure — 1.1%
Brunswick Corp.	26,400	1,208,064
Carnival Corp.(b)	168,700	7,977,823
Disney (Walt) Co.	559,701	12,621,258
Harrah’s Entertainment, Inc.(b)	29,750	1,576,155
Hilton Hotels Corp.	104,800	1,974,432
Marriott International, Inc. (Class “A” Stock)(b)	63,600	3,304,656
Sabre Group Holdings, Inc. (Class “A” Stock)(b)	42,419	1,040,538
Starwood Hotels & Resorts Worldwide, Inc.(b)	56,800	2,636,656

		32,339,582

Machinery — 0.8%
Caterpillar, Inc.	94,800	7,626,660
Deere & Co.	67,400	4,350,670
Dover Corp.	58,200	2,262,234
Eaton Corp.(b)	39,200	2,485,672
Ingersoll-Rand Co. (Class “A” Stock)	46,250	3,143,612
Parker Hannifin Corp.(b)	32,325	1,902,650
Snap-on, Inc.	14,300	394,108
Thermo Electron Corp.(a)	46,400	1,253,728

		23,419,334

Media — 2.8%
Clear Channel Communications, Inc.	166,400	5,186,688
Comcast Corp. (Class “A” Stock)(a)	608,730	17,190,535
Dow Jones & Co., Inc.(b)	22,800	925,908

STOCK INDEX PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Gannett Co., Inc.(b)	72,600	6,080,976
Interpublic Group of Cos., Inc.(a)(b)	116,200	1,230,558
Knight-Ridder, Inc.	19,400	1,269,730
McGraw Hill, Inc.	50,800	4,048,252
Meredith Corp.	13,800	709,044
New York Times Co. (Class “A” Stock)(b)	41,500	1,622,650
R.R. Donnelley & Sons, Co.(b)	56,900	1,782,108
Time Warner, Inc.(a)(b)	1,226,420	19,794,419
Tribune Co.(b)	90,400	3,719,960
Univision Communications, Inc. (Class “A” Stock)(a)(b)	84,400	2,667,884
Viacom, Inc. (Class “B” Stock)(b)	465,836	15,633,456

		81,862,168

Metals - Ferrous — 0.1%
Allegheny Technologies, Inc.	21,940	400,405
Nucor Corp.(b)	21,800	1,991,866
United States Steel Corp.(b)	31,540	1,186,535
Worthington Industries, Inc.	24,000	512,400

		4,091,206

Metals - Non Ferrous — 0.3%
Alcoa, Inc.	236,876	7,956,665

Mineral Resources — 0.2%
Burlington Resources, Inc.(b)	106,834	4,358,827
Phelps Dodge Corp.(b)	23,528	2,165,282

		6,524,109

Miscellaneous-Basic Industry — 2.3%
AES Corp.(a)(b)	161,700	1,615,383
BB&T Corp.(b)	145,000	5,755,050
Crane Co.	14,325	414,279
Danaher Corp.(b)	82,800	4,245,984
Ecolab, Inc.(b)	65,200	2,049,888
Fortune Brands, Inc.	38,100	2,822,829
Honeywell, Inc.	233,550	8,375,103
Illinois Tool Works, Inc.(b)	85,200	7,938,084
International Game Technology(b)	92,200	3,314,590
ITT Industries, Inc.	25,000	1,999,750
Millipore Corp.(a)(b)	14,200	679,470
Pall Corp.	36,000	881,280
PPG Industries, Inc.	46,600	2,855,648
Sealed Air Corp.(a)	22,910	1,061,879
Textron, Inc.(b)	38,100	2,448,687
Tyco International, Ltd.(b)	550,443	16,876,582
W.W. Grainger, Inc.	23,200	1,337,480

		64,671,966

Miscellaneous - Consumer Growth/Staple — 0.6%
3M Co.(b)	211,800	16,937,646
Black & Decker Corp.(b)	21,200	1,641,728

		18,579,374

Oil & Gas — 4.8%
Amerada Hess Corp.(b)	25,500	2,269,500
Anadarko Petroleum Corp.	68,063	4,516,661
Ashland, Inc.	18,600	1,043,088
ChevronTexaco Corp.	574,322	30,806,632
El Paso Corp.(b)	176,311	1,620,298
EOG Resources, Inc.(b)	29,500	1,942,575
Exxon Mobil Corp.	1,758,570	84,991,688
Kerr-McGee Corp.	35,626	2,039,588
Marathon Oil Corp.	94,300	3,892,704
NICOR, Inc.(b)	14,200	521,140
Sunoco, Inc.	18,500	1,368,630
Unocal Corp.(b)	71,200	3,061,600

		138,074,104

Oil & Gas Exploration/Production - 0.9%
ConocoPhillips	186,897	15,484,416
Devon Energy Corp.(b)	63,400	4,502,034
Occidental Petroleum Corp.	103,800	5,805,534

		25,791,984

Oil & Gas Services — 1.4%
Apache Corp.	88,850	4,452,273
Baker Hughes, Inc.(b)	88,330	3,861,788
BJ Services Co.	43,700	2,290,317
Halliburton Co.	118,300	3,985,527
Kinder Morgan, Inc.	35,000	2,198,700
Nabors Industries, Ltd. (Barbados)(a)	39,500	1,870,325
Noble Corp.(a)	40,600	1,824,970
PG&E Corp.(a)	112,500	3,420,000
Rowan Cos., Inc.(a)(b)	28,700	757,680
Schlumberger, Ltd.	161,700	10,884,027
Transocean Sedco Forex, Inc.(a)	86,633	3,099,729
Valero Energy Corp.	34,600	2,775,266

		41,420,602

Precious Metals — 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	49,800	2,016,900
Newmont Mining Corp.(b)	118,403	5,390,889

		7,407,789

Railroads — 0.5%
Burlington Northern Santa Fe Corp.(b)	100,126	3,835,827
CSX Corp.	57,412	1,906,078
Norfolk Southern Corp.	100,100	2,976,974
Union Pacific Corp.	71,700	4,201,620

		12,920,499

Real Estate Investment Trust — 0.4%
Apartment Investment & Management Co (Class “A” Stock)(b)	27,500	956,450
Equity Office Properties Trust(b)	109,400	2,981,150
Equity Residential Properties Trust	71,600	2,219,600
ProLogis(b)	51,200	1,804,288

STOCK INDEX PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Simon Property Group, Inc.(b)	53,300	2,858,479

		10,819,967

Restaurants — 0.5%
Darden Restaurants, Inc.(b)	50,250	1,171,830
McDonald’s Corp.	341,100	9,561,033
Wendy’s International, Inc.	30,700	1,031,520
Yum! Brands, Inc.(b)	76,100	3,094,226

		14,858,609

Retail — 6.7%
Albertson’s, Inc.(b)	97,944	2,343,800
AutoNation, Inc.(a)(b)	63,400	1,082,872
AutoZone, Inc.(a)(b)	20,900	1,614,525
Bed Bath & Beyond, Inc.(a)	82,200	3,050,442
Best Buy Co., Inc.(b)	89,450	4,851,768
Big Lots, Inc.(a)(b)	35,200	430,496
Circuit City Stores, Inc.(b)	55,200	846,768
Coach, Inc.(a)	45,800	1,942,836
Costco Wholesale Corp.(b)	126,532	5,258,670
CVS Corp.(b)	109,800	4,625,874
Dillard’s, Inc. (Class “A” Stock)	25,750	508,305
Dollar General Corp.(b)	90,203	1,817,590
Family Dollar Stores, Inc.	45,600	1,235,760
Federated Department Stores, Inc.(b)	48,100	2,185,183
Gap, Inc.(b)	244,287	4,568,167
Home Depot, Inc.	599,819	23,512,905
J.C. Penney Co., Inc.(b)	76,600	2,702,448
Kohl’s Corp.(a)(b)	93,700	4,515,403
Kroger Co.(a)	198,400	3,079,168
Limited Brands	122,696	2,734,894
Liz Claiborne, Inc.(b)	31,800	1,199,496
Lowe’s Cos., Inc.(b)	213,400	11,598,290
May Department Stores Co.(b)	79,600	2,040,148
Nordstrom, Inc.	38,300	1,464,592
Office Depot, Inc.(a)(b)	89,000	1,337,670
Safeway, Inc.(a)(b)	113,700	2,195,547
Sears, Roebuck & Co.(b)	56,300	2,243,555
Sherwin-Williams Co.(b)	39,700	1,745,212
Staples, Inc.(b)	136,800	4,079,376
Starbucks Corp.(a)(b)	104,900	4,768,754
Supervalu, Inc.(b)	39,000	1,074,450
Target Corp.	241,468	10,926,427
Tiffany & Co.	39,300	1,208,082
TJX Cos., Inc.(b)	128,900	2,840,956
Toys ‘R’ Us, Inc.(a)(b)	61,250	1,086,575
Wal-Mart Stores, Inc.	1,144,500	60,887,400
Walgreen Co.	273,000	9,781,590
Winn-Dixie Stores, Inc.(b)	30,900	95,481

		193,481,475

Rubber — 0.1%
B.F. Goodrich Co.(b)	31,800	997,248
Cooper Tire & Rubber Co.	23,800	480,046
Goodyear Tire & Rubber Co.(a)(b)	49,200	528,408

		2,005,702

Telecommunications — 4.8%
ADC Telecommunications, Inc.(a)	232,400	420,644
Alltel Corp.(b)	84,500	4,639,895
Andrew Corp.(a)(b)	36,112	442,011
AT&T Corp.(b)	219,073	3,137,125
AT&T Wireless Services, Inc.(a)	737,343	10,897,930
BellSouth Corp.	492,700	13,362,024
CenturyTel, Inc.(b)	40,100	1,373,024
CIENA Corp.(a)	115,000	227,700
Citizens Communications Co.	74,000	990,860
Lucent Technologies, Inc.(a)(b)	1,160,305	3,678,167
Motorola, Inc.	635,295	11,460,722
Nextel Communications, Inc. (Class “A” Stock)(a)(b)	299,900	7,149,616
QUALCOMM, Inc.	440,200	17,185,408
Qwest Communications International, Inc.(a)	473,947	1,578,244
SBC Communications, Inc.(b)	894,574	23,214,195
Scientific-Atlanta, Inc.	39,200	1,016,064
Sprint Corp.(b)	377,700	7,603,101
Tellabs, Inc.(a)(b)	116,000	1,066,040
Verizon Communications, Inc.	747,238	29,426,232

		138,869,002

Textiles — 0.1%
VF Corp.(b)	27,536	1,361,655

Tobacco — 0.1%
Reynolds American, Inc.(b)	36,400	2,476,656
UST, Inc.	41,700	1,678,842

		4,155,498

Toy Manufacturer — 0.1%
Hasbro, Inc.(b)	47,650	895,820
Mattel, Inc.(b)	120,281	2,180,695

		3,076,515

Trucking & Shipping — 1.1%
FedEx Corp.(b)	80,840	6,927,180
Ryder System, Inc.(b)	17,600	827,904
United Parcel Service, Inc. (Class “B” Stock)	304,900	23,148,008

		30,903,092

Utilities - Electric & Gas — 0.5%
Dynegy, Inc. (Class “A” Stock)(a)(b)	113,300	565,367
Exelon Corp.	174,850	6,415,246
KeySpan Corp.	43,400	1,701,280
NiSource, Inc.(b)	73,000	1,533,730
Progress Energy, Inc.(b)	65,214	2,761,161

		12,976,784

STOCK INDEX PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
Utilities - Electric — 1.7%
Allegheny Energy, Inc.(a)(b)	35,200	561,792
Ameren Corp.(b)	48,200	2,224,430
American Electric Power Co., Inc.(b)	107,940	3,449,762
Calpine Corp.(a)(b)	95,000	275,500
CenterPoint Energy, Inc.(b)	90,610	938,720
CMS Energy Corp.(a)(b)	43,100	410,312
Consolidated Edison, Inc.(b)	62,700	2,635,908
Constellation Energy Group	46,850	1,866,504
Dominion Resources, Inc.(b)	86,142	5,620,766
DTE Energy Co.(b)	48,600	2,050,434
Duke Energy Co.	249,262	5,705,607
Edison International	85,100	2,256,001
Entergy Corp.	63,200	3,830,552
FirstEnergy Corp.(b)	91,236	3,747,975
FPL Group, Inc.(b)	50,700	3,463,824
Public Service Enterprise Group, Inc.(b)	63,700	2,713,620
Southern Co.(b)	199,300	5,975,014
TECO Energy, Inc.	49,700	672,441

		48,399,162

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	90,200	798,270
Waste Management, Inc.	152,830	4,178,372

		4,976,642

TOTAL COMMON STOCKS (cost $2,204,627,044)		2,800,178,121

CONTINGENT VALUE OBLIGATION
Utilities - Electric & Gas
Progress Energy, Inc.(a)(e)
(cost $17,640)	36,000	0

TOTAL LONG-TERM INVESTMENTS
(cost $2,204,644,684)		2,800,178,121

SHORT-TERM INVESTMENTS — 26.3%
Mutual Fund — 26.1%
Dryden Core Investment Fund - Taxable Money Market Series(c)	750,687,269	750,687,269

	Principal Amount (000)
U.S. Government Obligation — 0.2%
United States Treasury Bills(d)(f) 1.63%, 12/16/04	$6,000	5,979,468

TOTAL SHORT-TERM INVESTMENTS
(cost $756,666,686)		756,666,737

TOTAL INVESTMENTS — 123.6%
(cost $2,961,311,370)(h)		3,556,844,858
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(g)		(20,475)
LIABILITIES (INCLUDING COLLATERAL FOR SECURITIES ON LOAN) IN EXCESS OF OTHER ASSETS — (23.6)%		(677,972,029)

NET ASSETS — 100%		$2,878,852,354

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $658,669,840; cash collateral of $680,122,918 was received with which the portfolio purchased highly liquid short - term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Fair valued security.

(f)	Rate quoted represents yield-to-maturity at purchase date.

(g)	Open futures contracts as of September 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2004	Unrealized Depreciation
Long Positions:
273	S&P 500 Index	Dec 04	$76,803,741	$76,091,925	$(711,816)

(h)	The United States federal income tax basis of the Portfolio’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
2,961,877,998	$983,798,973	$388,832,113	$594,966,860

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

September 30, 2004 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 3.1%
Lockheed Martin Corp.	530,000	$29,563,400
Northrop Grumman Corp.(b)	289,300	15,428,369

		44,991,769

Biotechnology — 1.0%
MedImmune, Inc.(a)(b)	633,500	15,013,950

Capital Markets — 6.3%
Bank of New York Co., Inc. (The)	959,300	27,982,781
Lehman Brothers Holdings, Inc.	413,300	32,948,276
Mellon Financial Corp.	456,800	12,648,792
Merrill Lynch & Co., Inc.	396,800	19,728,896

		93,308,745

Chemicals — 1.5%
IMC Global, Inc.(b)	1,283,600	22,321,804

Commercial Banks — 2.4%
Bank of America Corp.(b)	803,184	34,801,963

Commercial Services & Supplies — 2.4%
Cendant Corp.	715,200	15,448,320
Waste Management, Inc.	752,000	20,559,680

		36,008,000

Communications Equipment — 1.0%
Nortel Networks Corp.(a)	4,346,900	14,779,460

Computers & Peripherals — 0.7%
Hewlett-Packard Co.	587,250	11,010,937

Consumer Finance — 1.8%
American Express Services Co.	207,800	10,693,388
MBNA Corp.	597,800	15,064,560

		25,757,948

Diversified Financial Services — 6.3%
Citigroup, Inc.	1,010,300	44,574,436
J.P. Morgan Chase & Co.(a)	633,800	25,180,874
Principal Financial Group, Inc. (The)(a)	636,800	22,905,696

		92,661,006

Diversified Telecommunication Services — 4.4%
ALLTEL Corp.(b)	290,000	15,923,900
SBC Communications, Inc.	1,306,600	33,906,270
Verizon Communications, Inc.	377,500	14,865,950

		64,696,120

Electric Utilities — 5.3%
Exelon Corp.	441,700	16,205,973
FirstEnergy Corp.	562,700	23,115,716
PG&E Corp.(a)	378,500	11,506,400
TXU Corp.(b)	579,300	27,760,056

		78,588,145

Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.(a)	570,700	12,309,999

Energy Equipment & Services — 6.2%
ENSCO International, Inc.	527,200	17,223,624
GlobalSantaFe Corp.(b)	837,400	25,666,310
Halliburton Co.(b)	1,045,800	35,233,002
Schlumberger, Ltd.(b)	199,300	13,414,883

		91,537,819

Food & Staples Retailing — 2.0%
Kroger Co. (The)(a)	1,901,600	29,512,832

Healthcare Providers & Services — 5.0%
CIGNA Corp.(b)	329,200	22,922,196
Express Scripts, Inc.(a)(b)	385,500	25,188,570
Medco Health Solutions, Inc.(a)	368,404	11,383,683
WellPoint Health Networks, Inc.(a)	133,400	14,019,006

		73,513,455

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	518,000	14,519,540

Household Products — 1.4%
Kimberly-Clark Corp.	327,200	21,133,848

Industrial Conglomerates — 5.2%
General Electric Co.	865,100	29,050,058
Phelps Dodge Corp.(b)	207,300	19,077,819
Tyco International, Ltd. (Bermuda)(b)	915,600	28,072,296

		76,200,173

Insurance — 7.8%
Allstate Corp.(b)	328,000	15,740,720
Genworth Financial, Inc. (Class “A” Stock)(a)(b)	912,900	21,270,570
Loews Corp.	364,300	21,311,550
St. Paul Travelers Cos., Inc. (The)	644,363	21,302,641
XL Capital, Ltd. (Class “A” Stock)(b)	467,600	34,597,724

VALUE PORTFOLIO (Continued)

September 30, 2004 (Unaudited)

	Shares	Value
		114,223,205

Media — 3.2%
DIRECTV Group, Inc. (The)(a)	1,066,481	18,759,401
News Corp., Ltd. (The), ADR (Australia)	463,301	14,515,220
Viacom, Inc. (Class “B” Stock)	408,100	13,695,836

		46,970,457

Multi-Utilities & Unregulated Power — 2.5%
Dominion Resources, Inc.(b)	308,600	20,136,150
Sempra Energy(b)	470,700	17,034,633

		37,170,783

Office Electronics — 2.2%
Xerox Corp.(a)(b)	2,290,200	32,246,016

Oil & Gas — 11.9%
Eni S.p.A. ADR	229,400	25,761,620
ExxonMobil Corp.	532,000	25,711,560
Kerr-McGee Corp.(b)	280,200	16,041,450
Nexen, Inc.	608,100	25,412,499
Occidental Petroleum Corp.(b)	540,600	30,235,758
Suncor Energy, Inc.	884,500	28,312,845
Total SA, ADR (France)	235,900	24,101,903

		175,577,635

Paper & Forest Products — 3.4%
Boise Cascade Corp.(b)	467,200	15,548,416
Georgia-Pacific Corp.(b)	566,900	20,380,055
International Paper Co.(b)	363,100	14,672,871

		50,601,342

Pharmaceuticals — 2.4%
Novartis AG, ADR (Switzerland)	525,800	24,539,086
Wyeth	302,242	11,303,851

		35,842,937

Semiconductors & Semiconductor Equipment — 0.8%
Agere Systems, Inc. (Class “B” Stock)(a)	11,112,100	11,334,342

Software — 1.0%
Microsoft Corp.	523,900	14,485,835

Specialty Retail — 1.4%
Toys “R” Us, Inc.(a)(b)	1,149,600	20,393,904

Thrifts & Mortgage Finance — 1.0%
Freddie Mac	218,200	14,235,368

Tobacco — 2.0%
Altria Group, Inc.	622,900	29,301,216

Wireless Telecommunication Services — 0.7%
AT&T Wireless Services, Inc.(a)	668,200	9,875,996

TOTAL LONG-TERM INVESTMENTS
(cost $1,238,595,463)		1,444,926,549

SHORT-TERM INVESTMENTS — 24.9%
Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series, (cost $ 367,090,588)(c)	367,090,588	367,090,588
TOTAL INVESTMENTS — 123.0%
(cost $1,605,686,051)(d)		1,812,017,137
LIABILITIES IN EXCESS OF OTHER ASSETS — (23.0)%		(339,146,330)

NET ASSETS — 100.0%		$1,472,870,807

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $322,754,040; cash collateral $345,403,398 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,605,777,865	$244,240,948	$38,001,676	$206,239,272

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

THE PRUDENTIAL SERIES FUND, INC.

SCHEDULE OF INVESTMENTS

ZERO COUPON BOND PORTFOLIO 2005

September 30, 2004 (Unaudited)

	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.3%
LONG-TERM BONDS
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association	01/24/05	$1,400	$1,391,097
Federal National Mortgage Association	01/24/06	2,320	2,239,884
Financing Corp.	02/08/05	688	683,176
Financing Corp.	11/11/05	425	413,417
Financing Corp.	08/08/07	2,070	1,890,599
United States Treasury Strip	08/15/05	41,095	40,349,496
United States Treasury Strip	02/15/06	7,970	7,722,731
United States Treasury Strip	08/15/07	5,150	4,739,905

TOTAL LONG-TERM INVESTMENTS
(cost $57,706,311)			59,430,305

SHORT-TERM INVESTMENTS — 2.8%

		Shares
MUTUAL FUND
Dryden Core Investment Fund-Taxable Money Market Series (cost $1,722,181)		1,722,181	1,722,181

TOTAL INVESTMENTS — 100.1%
(cost $59,428,492)(a)			61,152,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(70,739)

NET ASSETS — 100.0%			$61,081,747

(a)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of September 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
59,428,492	$1,723,994	$0	$1,723,994

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding the Fund is available in the Fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID R. ODENATH
David R. Odenath President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.